UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue,

Milwaukee Wisconsin 53202

(Address of principal executive offices) (Zip code)

Phil J. Rinzel, Controller and Chief Accounting Officer Northwestern Mutual Series Fund, Inc.

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-CSR

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.	Reports to Stockholders

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Semi-Annual Report June 30, 2023

Northwestern Mutual Series Fund, Inc.

A Series Fund Offering 27 Portfolios

● Growth Stock Portfolio	● International Growth Portfolio

● Focused Appreciation Portfolio	● Research International Core Portfolio

● Large Cap Core Stock Portfolio	● International Equity Portfolio

● Large Cap Blend Portfolio	● Emerging Markets Equity Portfolio

● Index 500 Stock Portfolio	● Government Money Market Portfolio

● Large Company Value Portfolio	● Short-Term Bond Portfolio

● Domestic Equity Portfolio	● Select Bond Portfolio

● Equity Income Portfolio	● Long-Term U.S. Government Bond Portfolio

● Mid Cap Growth Stock Portfolio	● Inflation Protection Portfolio

● Index 400 Stock Portfolio	● High Yield Bond Portfolio

● Mid Cap Value Portfolio	● Multi-Sector Bond Portfolio

● Small Cap Growth Stock Portfolio	● Balanced Portfolio

● Index 600 Stock Portfolio	● Asset Allocation Portfolio

● Small Cap Value Portfolio

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports are no longer sent by mail unless you specifically request paper copies of the reports from Northwestern Mutual, the issuer of your variable annuity and/or variable life insurance contract. Instead, your Fund annual and semi-annual reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, will continue to receive reports electronically, and you need not take any action. You may elect to receive all future reports in paper free of charge by informing Northwestern Mutual that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all future shareholder reports.

Northwestern Mutual Series Fund, Inc.

Mason Street Advisors, LLC (“Mason Street Advisors”), adviser to the Northwestern Mutual Series Fund, Inc., is a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Mason Street Advisors is the principal investment adviser for all the Portfolios of the Northwestern Mutual Series Fund, Inc., and has engaged and oversees sub-advisers who provide day-to-day management for certain of the Portfolios. Each sub-adviser may be replaced without the approval of shareholders. Please see the Series Fund prospectus for more information.

The views expressed in the portfolio manager commentaries set forth in the following pages reflect those of the portfolio managers only through the end of the period covered by this report and do not necessarily represent the views of any affiliated organization. The views expressed are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. These views are subject to change at any time based upon market conditions or other events and should not be relied upon as investment advice. Mason Street Advisors disclaims any responsibility to update these views.

Expense Examples (unaudited)

EXAMPLE

As a shareholder of each Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Portfolio provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period January 1, 2023 to June 30, 2023*	Annualized Expense Ratio
Growth Stock Portfolio
Actual	$1,000.00	$1,347.04	$2.50	0.43%
Hypothetical (5% return before expenses)	1,000.00	1,022.66	2.16	0.43

Focused Appreciation Portfolio
Actual	1,000.00	1,373.85	3.65	0.62
Hypothetical (5% return before expenses)	1,000.00	1,021.72	3.11	0.62

Large Cap Core Stock Portfolio
Actual	1,000.00	1,157.42	2.35	0.44
Hypothetical (5% return before expenses)	1,000.00	1,022.61	2.21	0.44

Large Cap Blend Portfolio
Actual	1,000.00	1,095.28	3.90	0.75
Hypothetical (5% return before expenses)	1,000.00	1,021.08	3.76	0.75

Index 500 Stock Portfolio
Actual	1,000.00	1,167.71	1.07	0.20
Hypothetical (5% return before expenses)	1,000.00	1,023.80	1.00	0.20

Expense Examples (unaudited)

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period January 1, 2023 to June 30, 2023*	Annualized Expense Ratio
Large Company Value Portfolio
Actual	$1,000.00	$1,008.67	$3.74	0.75%
Hypothetical (5% return before expenses)	1,000.00	1,021.08	3.76	0.75

Domestic Equity Portfolio
Actual	1,000.00	997.55	2.48	0.50
Hypothetical (5% return before expenses)	1,000.00	1,022.32	2.51	0.50

Equity Income Portfolio
Actual	1,000.00	1,024.85	2.86	0.57
Hypothetical (5% return before expenses)	1,000.00	1,021.97	2.86	0.57

Mid Cap Growth Stock Portfolio
Actual	1,000.00	1,088.50	2.80	0.54
Hypothetical (5% return before expenses)	1,000.00	1,022.12	2.71	0.54

Index 400 Stock Portfolio
Actual	1,000.00	1,087.22	1.29	0.25
Hypothetical (5% return before expenses)	1,000.00	1,023.55	1.25	0.25

Mid Cap Value Portfolio
Actual	1,000.00	1,027.44	3.62	0.72
Hypothetical (5% return before expenses)	1,000.00	1,021.22	3.61	0.72

Small Cap Growth Stock Portfolio
Actual	1,000.00	1,131.47	2.96	0.56
Hypothetical (5% return before expenses)	1,000.00	1,022.02	2.81	0.56

Index 600 Stock Portfolio
Actual	1,000.00	1,058.99	1.43	0.28
Hypothetical (5% return before expenses)	1,000.00	1,023.41	1.40	0.28

Small Cap Value Portfolio
Actual	1,000.00	1,038.10	4.40	0.87
Hypothetical (5% return before expenses)	1,000.00	1,020.48	4.36	0.87

International Growth Portfolio
Actual	1,000.00	1,148.22	3.30	0.62
Hypothetical (5% return before expenses)	1,000.00	1,021.72	3.11	0.62

Research International Core Portfolio
Actual	1,000.00	1,098.58	3.90	0.75
Hypothetical (5% return before expenses)	1,000.00	1,021.08	3.76	0.75

International Equity Portfolio
Actual	1,000.00	1,102.78	3.55	0.68
Hypothetical (5% return before expenses)	1,000.00	1,021.42	3.41	0.68

Emerging Markets Equity Portfolio
Actual	1,000.00	1,051.45	4.63	0.91
Hypothetical (5% return before expenses)	1,000.00	1,020.28	4.56	0.91

Expense Examples (unaudited)

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period January 1, 2023 to June 30, 2023*	Annualized Expense Ratio
Government Money Market Portfolio
Actual	$1,000.00	$1,022.14	$1.65	0.33%
Hypothetical (5% return before expenses)	1,000.00	1,023.16	1.66	0.33

Short-Term Bond Portfolio
Actual	1,000.00	1,015.15	1.90	0.38
Hypothetical (5% return before expenses)	1,000.00	1,022.91	1.91	0.38

Select Bond Portfolio
Actual	1,000.00	1,026.22	1.56	0.31
Hypothetical (5% return before expenses)	1,000.00	1,023.26	1.56	0.31

Long-Term U.S. Government Bond Portfolio
Actual	1,000.00	1,044.62	9.78	1.93
Hypothetical (5% return before expenses)	1,000.00	1,015.22	9.64	1.93

Inflation Protection Portfolio
Actual	1,000.00	1,021.93	2.76	0.55
Hypothetical (5% return before expenses)	1,000.00	1,022.07	2.76	0.55

High Yield Bond Portfolio
Actual	1,000.00	1,052.63	2.29	0.45
Hypothetical (5% return before expenses)	1,000.00	1,022.56	2.26	0.45

Multi-Sector Bond Portfolio
Actual	1,000.00	1,031.83	3.68	0.73
Hypothetical (5% return before expenses)	1,000.00	1,021.17	3.66	0.73

Balanced Portfolio
Actual	1,000.00	1,072.79	0.31	0.06
Hypothetical (5% return before expenses)	1,000.00	1,024.50	0.30	0.06

Asset Allocation Portfolio
Actual	1,000.00	1,088.76	0.47	0.09
Hypothetical (5% return before expenses)	1,000.00	1,024.35	0.45	0.09

* Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the direct expenses of the Portfolio and do not include the effect of the underlying Portfolios’ expenses which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in the Prospectus.

Growth Stock Portfolio (unaudited)

Sector Allocation 6/30/23

Sector	% of Net Assets
Information Technology	39.6%
Consumer Discretionary	15.7%
Communication Services	15.5%
Health Care	14.1%
Financials	11.3%
Industrials	1.6%
Materials	1.1%
Consumer Staples	0.7%
Utilities	0.2%
Short-Term Investments & Other Net Assets	0.2%

Sector Allocation is subject to change.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

Common Stocks (99.8%)	Shares/ Par +	Value $ (000’s)
Communication Services (15.5%)
Alphabet, Inc. - Class A *	90,053	10,779
Alphabet, Inc. - Class C *	518,516	62,725
Meta Platforms, Inc. - Class A *	174,711	50,139
Netflix, Inc. *	36,684	16,159
Sea, Ltd., ADR *	55,676	3,231
T-Mobile US, Inc. *	76,924	10,685

Total		153,718

Consumer Discretionary (15.7%)
Amazon.com, Inc. *	607,583	79,204
Booking Holdings, Inc. *	3,265	8,817
Chipotle Mexican Grill, Inc. *	5,323	11,386
DoorDash, Inc. *	34,134	2,609
Lululemon Athletica, Inc. *	14,148	5,355
NIKE, Inc. - Class B	36,118	3,986
Ross Stores, Inc.	60,272	6,758
Tesla, Inc. *	124,070	32,478
The TJX Cos., Inc.	59,018	5,004

Total		155,597

Consumer Staples (0.7%)
Dollar General Corp.	40,441	6,866

Total		6,866

Financials (11.3%)
Adyen NV *	196,321	3,394
Affirm Holdings, Inc. *	45,136	692
Block, Inc. *	26,569	1,769
The Charles Schwab Corp.	59,633	3,380
Chubb, Ltd.	55,457	10,679
Fiserv, Inc. *	20,799	2,624
The Goldman Sachs Group, Inc.	9,454	3,049
Marsh & McLennan Cos., Inc.	39,086	7,351
Mastercard, Inc. - Class A	75,679	29,764
Morgan Stanley	59,165	5,053
MSCI, Inc.	3,149	1,478
S&P Global, Inc.	15,575	6,244
Visa, Inc. - Class A	153,046	36,345

Total		111,822

Health Care (14.1%)
Align Technology, Inc. *	4,597	1,626
AstraZeneca PLC, ADR	44,316	3,172
Danaher Corp.	32,968	7,912
Elevance Health, Inc.	9,499	4,220
Eli Lilly & Co.	62,279	29,208

Common Stocks (99.8%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Humana, Inc.	16,996	7,599
Intuitive Surgical, Inc. *	54,230	18,543
Stryker Corp.	22,472	6,856
Teleflex, Inc.	6,727	1,628
Thermo Fisher Scientific, Inc.	27,457	14,326
UnitedHealth Group, Inc.	74,596	35,854
Veeva Systems, Inc. - Class A *	13,957	2,760
Zoetis, Inc.	34,933	6,016

Total		139,720

Industrials (1.6%)
Cintas Corp.	4,012	1,994
General Electric Co.	50,177	5,512
Old Dominion Freight Line, Inc.	11,308	4,181
Paycom Software, Inc.	3,415	1,097
TransDigm Group, Inc.	3,214	2,874

Total		15,658

Information Technology (39.6%)
Advanced Micro Devices, Inc. *	85,052	9,688
Apple, Inc.	474,049	91,951
ASML Holding NV	20,698	15,001
Atlassian Corp. - Class A *	23,085	3,874
Bill.com Holdings, Inc. *	32,342	3,779
Confluent, Inc. - Class A *	46,611	1,646
CrowdStrike Holdings, Inc. *	11,103	1,631
Datadog, Inc. *	21,147	2,081
Fortinet, Inc. *	18,457	1,395
Intuit, Inc.	29,370	13,457
Lam Research Corp.	3,376	2,170
Marvell Technology, Inc.	56,018	3,349
Microsoft Corp.	290,699	98,995
MongoDB, Inc. *	17,324	7,120
Monolithic Power Systems, Inc.	11,719	6,331
NVIDIA Corp.	151,824	64,225
Roper Technologies, Inc.	16,810	8,082
ServiceNow, Inc. *	43,745	24,583
Shopify, Inc. *	107,153	6,922
Snowflake, Inc. *	14,056	2,474
Synopsys, Inc. *	29,321	12,767
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	38,883	3,924
TE Connectivity, Ltd.	14,836	2,079

Common Stocks (99.8%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Texas Instruments, Inc.	22,027	3,965

Total		391,489

Materials (1.1%)
Linde PLC	14,038	5,350
The Sherwin-Williams Co.	19,111	5,074

Total		10,424

Utilities (0.2%)
Constellation Energy Corp.	25,510	2,335

Total		2,335

Total Common Stocks
(Cost: $669,217)		987,629

Total Investments (99.8%)
(Cost: $669,217)@		987,629

Other Assets, Less
Liabilities (0.2%)		1,609

Net Assets (100.0%)		989,238

The Accompanying Notes are an Integral Part of the Financial Statements.

Growth Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At June 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $669,217 and the net unrealized appreciation of investments based on that cost was $318,412 which is comprised of $355,345 aggregate gross unrealized appreciation and $36,933 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2023. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$987,629	$—	$—

Total Assets:	$987,629	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Focused Appreciation Portfolio (unaudited)

Sector Allocation 6/30/23

Sector	% of Net Assets

Information Technology	28.3%

Communication Services	20.6%

Consumer Discretionary	16.3%

Health Care	12.0%

Financials	10.6%

Industrials	7.5%

Consumer Staples	3.4%

Short-Term Investments & Other Net Assets	1.3%

Sector Allocation is subject to change.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Focused Appreciation Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Communication Services (20.6%)
Alphabet, Inc. - Class A *	368,300	44,085
Alphabet, Inc. - Class C *	234,550	28,374
Meta Platforms, Inc. - Class A *	339,726	97,495
Netflix, Inc. *	122,236	53,844
The Walt Disney Co. *	327,659	29,253

Total		253,051

Consumer Discretionary (16.3%)
Alibaba Group Holding, Ltd., ADR *	142,606	11,886
Amazon.com, Inc. *	492,728	64,232
Starbucks Corp.	242,991	24,071
Tesla, Inc. *	285,788	74,811
Yum China Holdings, Inc.	139,387	7,875
Yum! Brands, Inc.	119,126	16,505

Total		199,380

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Consumer Staples (3.4%)
Monster Beverage Corp. *	717,576	41,218

Total		41,218

Financials (10.6%)
Block, Inc. - Class A *	218,826	14,567
FactSet Research Systems, Inc.	45,355	18,172
PayPal Holdings, Inc. *	198,486	13,245
SEI Investments Co.	258,359	15,403
Visa, Inc. - Class A	288,504	68,514

Total		129,901

Health Care (12.0%)
Illumina, Inc. *	103,224	19,354
Intuitive Surgical, Inc. *	52,539	17,965
Novartis AG, ADR	172,145	17,371
Novo Nordisk A/S, ADR	129,388	20,939
Regeneron Pharmaceuticals, Inc. *	33,961	24,402
Roche Holding AG, ADR	391,596	14,959
Vertex Pharmaceuticals, Inc. *	91,316	32,135

Total		147,125

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Industrials (7.5%)
The Boeing Co. *	298,253	62,979
Deere & Co.	21,227	8,601
Expeditors International of Washington, Inc.	172,133	20,850

Total		92,430

Information Technology (28.3%)
Autodesk, Inc. *	173,596	35,519
Microsoft Corp.	175,089	59,625
NVIDIA Corp.	228,908	96,833
Oracle Corp.	521,920	62,155
QUALCOMM, Inc.	166,629	19,836
Salesforce, Inc. *	174,318	36,826
Shopify, Inc. *	362,756	23,434
Workday, Inc. - Class A *	60,489	13,664

Total		347,892

Total Common Stocks
(Cost: $708,256)		1,210,997

Total Investments (98.7%)
(Cost: $708,256)@		1,210,997

Other Assets, Less
Liabilities (1.3%)		16,497

Net Assets (100.0%)		1,227,494

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At June 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $708,256 and the net unrealized appreciation of investments based on that cost was $502,741 which is comprised of $549,892 aggregate gross unrealized appreciation and $47,151 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2023. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,210,997	$—	$—

Total Assets:	$1,210,997	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio (unaudited)

Sector Allocation 6/30/23

Sector	% of Net Assets

Information Technology	21.4%

Health Care	15.0%

Financials	12.3%

Communication Services	12.2%

Consumer Discretionary	11.5%

Industrials	8.9%

Consumer Staples	5.5%

Energy	4.8%

Utilities	3.1%

Materials	2.5%

Real Estate	2.0%

Short-Term Investments & Other Net Assets	0.8%

Investment Companies	0.0%

Sector Allocation is subject to change.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Large Cap Core Stock Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Communication Services (12.2%)
Activision Blizzard, Inc. *	27,895	2,352
Alphabet, Inc. - Class A *	290,453	34,767
Meta Platforms, Inc. - Class A *	79,094	22,698
Omnicom Group, Inc.	44,306	4,216
Spotify Technology SA *	19,187	3,080
T-Mobile US, Inc. *	39,776	5,525
The Walt Disney Co. *	59,944	5,352

Total		77,990

Consumer Discretionary (11.5%)
Airbnb, Inc. *	47,096	6,036
Amazon.com, Inc. *	257,578	33,578
AutoZone, Inc. *	1,429	3,563
Chipotle Mexican Grill, Inc. *	1,214	2,597
D.R. Horton, Inc.	8,201	998
Etsy, Inc. *	33,914	2,869
Ford Motor Co.	53,319	807
Lennar Corp. - Class A	16,534	2,072
Marriott International, Inc. - Class A	22,016	4,044
NIKE, Inc. - Class B	29,528	3,259
Tesla, Inc. *	7,591	1,987
The TJX Cos., Inc.	134,874	11,436

Total		73,246

Consumer Staples (5.5%)
Constellation Brands, Inc. - Class A	14,063	3,461
The Estee Lauder Cos., Inc. - Class A	11,252	2,210
The Hershey Co.	14,401	3,596
Lamb Weston Holdings, Inc.	36,141	4,154
Monster Beverage Corp. *	140,176	8,052
Philip Morris International, Inc.	98,906	9,655
Sysco Corp.	52,958	3,930

Total		35,058

Energy (4.8%)
BP PLC, ADR	239,026	8,435
ConocoPhillips	55,959	5,798
Diamondback Energy, Inc.	6,300	828
EOG Resources, Inc.	12,787	1,463
Marathon Petroleum Corp.	33,359	3,890
Schlumberger, Ltd.	39,434	1,937

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Energy continued
Shell PLC	135,597	8,187

Total		30,538

Financials (12.3%)
American Express Co.	37,050	6,454
Arch Capital Group, Ltd. *	41,077	3,074
Ares Management Corp. - Class A	101,523	9,782
Berkshire Hathaway, Inc. - Class B *	5,983	2,040
Block, Inc. - Class A *	62,438	4,156
Chubb, Ltd.	18,799	3,620
Equitable Holdings, Inc.	44,543	1,210
Everest Re Group, Ltd.	3,334	1,140
FLEETCOR Technologies, Inc. *	12,569	3,156
Global Payments, Inc.	38,221	3,765
JPMorgan Chase & Co.	81,290	11,823
Marsh & McLennan Cos., Inc.	28,556	5,371
MetLife, Inc.	35,411	2,002
Morgan Stanley	35,621	3,042
PayPal Holdings, Inc. *	41,988	2,802
The Progressive Corp.	23,767	3,146
S&P Global, Inc.	16,962	6,800
Visa, Inc. - Class A	20,055	4,763

Total		78,146

Health Care (15.0%)
Abbott Laboratories	36,600	3,990
Agilent Technologies, Inc.	23,296	2,801
Alnylam Pharmaceuticals, Inc. *	3,502	665
AmerisourceBergen Corp.	16,456	3,167
AstraZeneca PLC, ADR	61,048	4,369
Biogen, Inc. *	5,823	1,659
Boston Scientific Corp. *	76,648	4,146
Centene Corp. *	45,970	3,101
Danaher Corp.	21,848	5,244
Dexcom, Inc. *	18,490	2,376
Edwards Lifesciences Corp. *	29,678	2,800
Elevance Health, Inc.	4,918	2,185
Eli Lilly & Co.	24,185	11,342
Gilead Sciences, Inc.	11,872	915
GSK PLC, ADR	39,729	1,416
HCA Healthcare, Inc.	8,897	2,700
Humana, Inc.	6,833	3,055
Illumina, Inc. *	10,195	1,911
Insulet Corp. *	6,702	1,932

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Laboratory Corp. of America Holdings	5,364	1,294
Merck & Co., Inc.	69,809	8,055
Moderna, Inc. *	3,170	385
Molina Healthcare, Inc. *	9,127	2,749
Novartis AG, ADR	18,566	1,874
Pfizer, Inc.	162,992	5,979
Regeneron Pharmaceuticals, Inc. *	2,115	1,520
Seagen, Inc. *	4,209	810
Stryker Corp.	8,491	2,591
UnitedHealth Group, Inc.	10,549	5,070
Vertex Pharmaceuticals, Inc. *	7,578	2,667
Zoetis, Inc.	16,957	2,920

Total		95,688

Industrials (8.9%)
AMETEK, Inc.	17,949	2,906
The Boeing Co. *	9,719	2,052
Builders FirstSource, Inc. *	25,098	3,413
C.H. Robinson Worldwide, Inc.	38,700	3,651
Caterpillar, Inc.	5,600	1,378
Ceridian HCM Holding, Inc. *	50,869	3,407
Deere & Co.	1,804	731
Delta Air Lines, Inc. *	87,938	4,181
Emerson Electric Co.	11,804	1,067
Equifax, Inc.	6,662	1,568
Fortive Corp.	44,248	3,308
General Dynamics Corp.	16,310	3,509
Honeywell International, Inc.	9,572	1,986
Ingersoll-Rand, Inc.	28,613	1,870
Johnson Controls International PLC	31,035	2,115
Lockheed Martin Corp.	7,365	3,391
PACCAR, Inc.	48,366	4,046
Raytheon Technologies Corp.	43,503	4,262
Southwest Airlines Co.	28,202	1,021
Trane Technologies PLC	5,000	956
United Rentals, Inc.	400	178
Waste Connections, Inc.	12,009	1,716

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Westinghouse Air Brake Technologies Corp.	39,821	4,367

Total		57,079

Information Technology (21.4%)
Advanced Micro Devices, Inc. *	81,830	9,321
Apple, Inc.	134,140	26,019
GoDaddy, Inc. *	48,543	3,647
HubSpot, Inc. *	2,684	1,428
KLA Corp.	10,608	5,145
Marvell Technology, Inc.	24,239	1,449
Micron Technology, Inc.	54,457	3,437
Microsoft Corp.	131,484	44,776
NVIDIA Corp.	15,282	6,465
Okta, Inc. *	4,151	288
ON Semiconductor Corp. *	33,268	3,147
Palo Alto Networks, Inc. *	6,885	1,759
Salesforce, Inc. *	22,278	4,706
ServiceNow, Inc. *	6,788	3,815
Snowflake, Inc. *	5,331	938
Teradyne, Inc.	31,877	3,549
Texas Instruments, Inc.	47,376	8,529
VeriSign, Inc. *	24,970	5,642
Workday, Inc. - Class A *	9,315	2,104

Total		136,164

Materials (2.5%)
Ball Corp.	17,875	1,040
Celanese Corp. - Class A	24,344	2,819
Crown Holdings, Inc.	13,913	1,209
FMC Corp.	30,316	3,163
Linde PLC	13,429	5,118
PPG Industries, Inc.	19,206	2,848

Total		16,197

Real Estate (2.0%)
CBRE Group, Inc. - Class A *	34,954	2,821
CoStar Group, Inc. *	15,751	1,402
Prologis, Inc.	24,973	3,062
Public Storage	6,871	2,006
Welltower, Inc.	39,800	3,219

Total		12,510

Utilities (3.1%)
Atmos Energy Corp.	22,463	2,613
Edison International	42,121	2,925
Exelon Corp.	79,369	3,233
NextEra Energy, Inc.	43,664	3,240
PG&E Corp. *	257,784	4,455

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Utilities continued
The Southern Co.	46,357	3,257

Total		19,723

Total Common Stocks
(Cost: $509,197)		632,339

Investment Companies
(0.0%)
Investment Companies (0.0%)
SPDR S&P 500 ETF
Trust	348	154

Total		154

Total Investment Companies
(Cost: $142)		154

Total Investments (99.2%)
(Cost: $509,339)@		632,493

Other Assets, Less
Liabilities (0.8%)		4,985

Net Assets (100.0%)		637,478

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At June 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $509,339 and the net unrealized appreciation of investments based on that cost was $123,154 which is comprised of $136,405 aggregate gross unrealized appreciation and $13,251 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2023. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$632,339	$—	$—
Investment Companies	154	—	—

Total Assets:	$632,493	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Blend Portfolio (unaudited)

Sector Allocation 6/30/23

Sector	% of Net Assets

Financials	18.4%

Industrials	17.5%

Consumer Discretionary	13.7%

Health Care	12.1%

Information Technology	11.1%

Consumer Staples	9.2%

Communication Services	8.2%

Materials	4.1%

Short-Term Investments & Other Net Assets	3.9%

Energy	1.8%

Sector Allocation is subject to change.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Large Cap Blend Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

Common Stocks (96.1%)	Shares/ Par +	Value $ (000’s)
Communication Services (8.2%)
Alphabet, Inc. - Class A *	71,932	8,610
Omnicom Group, Inc.	62,408	5,938

Total		14,548

Consumer Discretionary (13.7%)
Booking Holdings, Inc. *	2,417	6,527
CarMax, Inc. *	76,616	6,413
Sony Group Corp., ADR	93,784	8,444
The TJX Cos., Inc.	35,249	2,989

Total		24,373

Consumer Staples (9.2%)
Dollar General Corp.	32,201	5,467
Dollar Tree, Inc. *	40,210	5,770
Unilever PLC, ADR	99,686	5,197

Total		16,434

Energy (1.8%)
Schlumberger, Ltd.	63,704	3,129

Total		3,129

Common Stocks (96.1%)	Shares/ Par +	Value $ (000’s)
Financials (18.4%)
Arch Capital Group, Ltd. *	52,539	3,933
Berkshire Hathaway, Inc. - Class B *	25,101	8,559
BlackRock, Inc.	5,128	3,544
The Charles Schwab Corp.	134,642	7,632
Northern Trust Corp.	65,139	4,829
The Progressive Corp.	32,827	4,345

Total		32,842

Health Care (12.1%)
Fresenius Medical Care AG & Co. KGaA, ADR	170,062	4,070
Koninklijke Philips NV *	226,382	4,910
Smith & Nephew PLC, ADR	150,889	4,866
UnitedHealth Group, Inc.	16,222	7,797

Total		21,643

Common Stocks (96.1%)	Shares/ Par +	Value $ (000’s)
Industrials (17.5%)
Carlisle Cos., Inc.	21,441	5,500
Carrier Global Corp.	119,037	5,917
Eaton Corp. PLC	20,973	4,218
Ferguson PLC	55,418	8,718
Masco Corp.	120,153	6,895

Total		31,248

Information Technology (11.1%)
CDW Corp.	33,962	6,232
Micron Technology, Inc.	105,888	6,683
SAP SE, ADR	49,480	6,769

Total		19,684

Materials (4.1%)
Avery Dennison Corp.	42,155	7,242

Total		7,242

Total Common Stocks
(Cost: $147,625)		171,143

Total Investments (96.1%)
(Cost: $147,625)@		171,143

Other Assets, Less
Liabilities (3.9%)		6,997

Net Assets (100.0%)		178,140

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At June 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $147,625 and the net unrealized appreciation of investments based on that cost was $23,518 which is comprised of $28,839 aggregate gross unrealized appreciation and $5,321 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2023. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$171,143	$—	$—

Total Assets:	$171,143	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio (unaudited)

Sector Allocation 6/30/23

Sector	% of Net Assets

Information Technology	28.0%

Health Care	13.3%

Financials	12.3%

Consumer Discretionary	10.5%

Industrials	8.4%

Communication Services	8.3%

Consumer Staples	6.6%

Energy	4.1%

Utilities	2.5%

Materials	2.5%

Real Estate	2.5%

Short-Term Investments & Other Net Assets	1.0%

Sector Allocation is subject to change.

Index 500 Stock Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Communication Services (8.3%)
Activision Blizzard, Inc. *	97,136	8,188
Alphabet, Inc. - Class A *	820,471	98,210
Alphabet, Inc. - Class C *	704,621	85,238
AT&T, Inc.	978,988	15,615
Charter Communications, Inc. - Class A *	14,325	5,263
Comcast Corp. - Class A	573,497	23,829
Electronic Arts, Inc.	36,041	4,674
Fox Corp. - Class A	42,670	1,451
Fox Corp. - Class B	19,610	625
The Interpublic Group of Companies, Inc.	53,804	2,076
Live Nation Entertainment, Inc. *	19,386	1,766
Match Group, Inc. *	38,733	1,621
Meta Platforms, Inc. - Class A *	305,013	87,533
Netflix, Inc. *	61,391	27,042
News Corp. - Class A	53,931	1,052
News Corp. - Class B	16,798	331
Omnicom Group, Inc.	27,902	2,655
Paramount Global - Class B	68,901	1,096
Take-Two Interactive Software, Inc. *	21,634	3,184
T-Mobile US, Inc. *	79,412	11,030
Verizon Communications, Inc.	576,901	21,455
The Walt Disney Co. *	251,825	22,483
Warner Bros.
Discovery, Inc. *	299,918	3,761

Total		430,178

Consumer Discretionary (10.5%)
Advance Auto Parts, Inc.	8,285	582
Amazon.com, Inc. *	1,228,949	160,206
Aptiv PLC *	36,968	3,774
AutoZone, Inc. *	2,537	6,326
Bath & Body Works, Inc.	31,151	1,168
Best Buy Co., Inc.	27,460	2,250
Booking Holdings, Inc. *	5,092	13,750
BorgWarner, Inc.	32,487	1,589
Caesars Entertainment, Inc. *	28,727	1,464
CarMax, Inc. *	21,680	1,815
Carnival Corp. *	134,683	2,536

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Chipotle Mexican Grill, Inc. *	3,777	8,079
D.R. Horton, Inc.	43,442	5,286
Darden Restaurants, Inc.	16,917	2,827
Domino’s Pizza, Inc.	4,889	1,648
eBay, Inc.	75,928	3,393
Etsy, Inc. *	17,231	1,458
Expedia Group, Inc. *	20,744	2,269
Ford Motor Co.	538,876	8,153
Garmin, Ltd.	20,577	2,146
General Motors Co.	192,251	7,413
Genuine Parts Co.	19,204	3,250
Hasbro, Inc.	17,580	1,139
Hilton Worldwide Holdings, Inc.	37,748	5,494
The Home Depot, Inc.	139,627	43,374
Las Vegas Sands Corp. *	45,538	2,641
Lennar Corp. - Class A	34,697	4,348
LKQ Corp.	35,613	2,075
Lowe’s Companies, Inc.	82,226	18,558
Marriott International, Inc. - Class A	35,553	6,531
McDonald’s Corp.	100,965	30,129
MGM Resorts International	44,519	1,955
Mohawk Industries, Inc. *	6,980	720
Newell Brands, Inc.	49,793	433
NIKE, Inc. - Class B	169,881	18,750
Norwegian Cruise Line Holdings, Ltd. *	57,774	1,258
NVR, Inc. *	419	2,661
O’Reilly Automotive, Inc. *	8,394	8,019
Pool Corp.	5,435	2,036
PulteGroup, Inc.	32,228	2,503
Ralph Lauren Corp.	5,853	722
Ross Stores, Inc.	47,835	5,364
Royal Caribbean Cruises, Ltd. *	29,997	3,112
Starbucks Corp.	157,679	15,620
Tapestry, Inc.	34,111	1,460
Tesla, Inc. *	370,746	97,050
The TJX Cos., Inc.	159,981	13,565
Tractor Supply Co.	15,233	3,368
Ulta Beauty, Inc. *	7,083	3,333
VF Corp.	44,116	842
Whirlpool Corp.	7,622	1,134
Wynn Resorts, Ltd.	14,416	1,522
Yum! Brands, Inc.	39,039	5,409

Total		546,507

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Consumer Staples (6.6%)
Altria Group, Inc.	245,555	11,124
Archer-Daniels-Midland Co.	76,577	5,786
Brown-Forman Corp. - Class B	25,179	1,681
Bunge, Ltd.	20,558	1,940
Campbell Soup Co.	27,937	1,277
Church & Dwight Co., Inc.	33,144	3,322
The Clorox Co.	16,949	2,696
The Coca-Cola Co.	536,521	32,309
Colgate-Palmolive Co.	114,728	8,839
Conagra Brands, Inc.	65,083	2,195
Constellation Brands, Inc. - Class A	22,298	5,488
Costco Wholesale Corp.	61,168	32,932
Dollar General Corp.	31,029	5,268
Dollar Tree, Inc. *	28,801	4,133
The Estee Lauder Cos., Inc. - Class A	31,629	6,211
General Mills, Inc.	81,282	6,234
The Hershey Co.	20,040	5,004
Hormel Foods Corp.	39,922	1,606
The J.M. Smucker Co.	14,454	2,134
Kellogg Co.	35,160	2,370
Keurig Dr. Pepper, Inc.	115,930	3,625
Kimberly-Clark Corp.	45,951	6,344
The Kraft Heinz Co.	108,684	3,858
The Kroger Co.	88,977	4,182
Lamb Weston Holdings, Inc.	19,529	2,245
McCormick & Co., Inc.	34,058	2,971
Molson Coors Beverage Co. - Class B	25,954	1,709
Mondelez International, Inc.	187,693	13,690
Monster Beverage Corp. *	104,962	6,029
PepsiCo, Inc.	189,247	35,052
Philip Morris International, Inc.	212,941	20,787
The Procter & Gamble Co.	326,044	49,474
Sysco Corp.	69,516	5,158
Target Corp.	63,269	8,345
Tyson Foods, Inc. - Class A	39,540	2,018
Walgreens Boots Alliance, Inc.	97,233	2,770
Walmart, Inc.	194,489	30,570

Total		341,376

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Energy (4.1%)
APA Corp.	44,554	1,522
Baker Hughes	138,049	4,364
Chevron Corp.	240,281	37,808
ConocoPhillips	166,843	17,287
Coterra Energy, Inc.	109,286	2,765
Devon Energy Corp.	89,345	4,319
Diamondback Energy, Inc.	25,334	3,328
EOG Resources, Inc.	79,963	9,151
EQT Corp.	50,442	2,075
Exxon Mobil Corp.	557,451	59,787
Halliburton Co.	123,748	4,082
Hess Corp.	38,081	5,177
Kinder Morgan, Inc.	270,523	4,658
Marathon Oil Corp.	92,453	2,128
Marathon Petroleum Corp.	58,500	6,821
Occidental Petroleum Corp.	101,678	5,979
ONEOK, Inc.	60,900	3,759
Phillips 66	63,268	6,034
Pioneer Natural Resources Co.	32,565	6,747
Schlumberger, Ltd.	194,781	9,568
Targa Resources Corp.	30,908	2,352
Valero Energy Corp.	49,847	5,847
The Williams Cos., Inc.	165,192	5,390

Total		210,948

Financials (12.3%)
Aflac, Inc.	75,813	5,292
The Allstate Corp.	36,881	4,021
American Express Co.	81,840	14,257
American International Group, Inc.	99,792	5,742
Ameriprise Financial, Inc.	14,759	4,902
Aon PLC	28,804	9,943
Arch Capital Group, Ltd. *	50,394	3,772
Arthur J. Gallagher & Co.	28,962	6,359
Assurant, Inc.	7,147	898
Bank of America Corp.	962,126	27,603
The Bank of New York Mellon Corp.	100,792	4,487
Berkshire Hathaway, Inc. - Class B *	245,881	83,845
BlackRock, Inc.	20,571	14,217
Brown & Brown, Inc.	31,816	2,190
Capital One Financial Corp.	52,370	5,728
Cboe Global Markets, Inc.	14,402	1,988
The Charles Schwab Corp.	204,901	11,614
Chubb, Ltd.	56,985	10,973
Cincinnati Financial Corp.	21,722	2,114

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Financials continued
Citigroup, Inc.	266,052	12,249
Citizens Financial Group, Inc.	67,739	1,767
CME Group, Inc.	49,043	9,087
Comerica, Inc.	17,893	758
Discover Financial Services	35,014	4,091
Everest Re Group, Ltd.	5,448	1,862
FactSet Research Systems, Inc.	5,233	2,097
Fidelity National Information Services, Inc.	82,835	4,531
Fifth Third Bancorp	94,118	2,467
Fiserv, Inc. *	85,115	10,737
FLEETCOR Technologies, Inc. *	10,235	2,570
Franklin Resources, Inc.	37,588	1,004
Global Payments, Inc.	37,818	3,726
Globe Life, Inc.	12,303	1,349
The Goldman Sachs Group, Inc.	45,838	14,785
The Hartford Financial Services Group, Inc.	44,091	3,175
Huntington Bancshares, Inc.	195,187	2,104
Intercontinental Exchange, Inc.	76,199	8,617
Invesco, Ltd.	62,069	1,043
Jack Henry & Associates, Inc.	9,805	1,641
JPMorgan Chase & Co.	402,926	58,602
KeyCorp	126,465	1,169
Lincoln National Corp.	21,136	544
Loews Corp.	27,287	1,620
M&T Bank Corp.	23,962	2,966
MarketAxess Holdings, Inc.	5,237	1,369
Marsh & McLennan Cos., Inc.	67,981	12,786
Mastercard, Inc. - Class A	115,373	45,376
MetLife, Inc.	91,418	5,168
Moody’s Corp.	21,532	7,487
Morgan Stanley	180,101	15,381
MSCI, Inc.	11,002	5,163
Nasdaq, Inc.	46,248	2,305
Northern Trust Corp.	28,671	2,126
PayPal Holdings, Inc. *	153,835	10,265
The PNC Financial Services Group, Inc.	56,092	7,065
Principal Financial Group, Inc.	31,872	2,417
The Progressive Corp.	80,628	10,673
Prudential Financial, Inc.	50,859	4,487
Raymond James Financial, Inc.	26,365	2,736

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Financials continued
Regions Financial Corp.	127,547	2,273
S&P Global, Inc.	45,742	18,337
State Street Corp.	46,088	3,373
Synchrony Financial	65,734	2,230
T. Rowe Price Group, Inc.	30,827	3,453
The Travelers Cos., Inc.	32,544	5,652
Truist Financial Corp.	180,785	5,487
U.S. Bancorp	192,054	6,345
Visa, Inc. - Class A	223,121	52,987
W.R. Berkley Corp.	28,414	1,692
Wells Fargo & Co.	517,358	22,081
Willis Towers Watson PLC	15,120	3,561
Zions Bancorp NA	20,072	539

Total		637,320

Health Care (13.3%)
Abbott Laboratories	240,352	26,203
AbbVie, Inc.	243,785	32,845
Agilent Technologies, Inc.	40,703	4,895
Align Technology, Inc. *	9,937	3,514
AmerisourceBergen Corp.	22,246	4,281
Amgen, Inc.	73,294	16,273
Baxter International, Inc.	69,248	3,155
Becton Dickinson and Co.	38,914	10,274
Biogen, Inc. *	19,862	5,658
Bio-Rad Laboratories, Inc. - Class A *	2,969	1,126
Bio-Techne Corp.	21,192	1,730
Boston Scientific Corp. *	196,747	10,642
Bristol-Myers Squibb Co.	293,091	18,743
Cardinal Health, Inc.	35,775	3,383
Catalent, Inc. *	24,453	1,060
Centene Corp. *	77,990	5,260
Charles River Laboratories International, Inc. *	6,814	1,433
Cigna Corp.	40,795	11,447
The Cooper Cos., Inc.	6,765	2,594
CVS Health Corp.	177,015	12,237
Danaher Corp.	91,568	21,976
DaVita, Inc. *	7,599	764
DENTSPLY SIRONA, Inc.	30,149	1,207
Dexcom, Inc. *	53,233	6,841
Edwards Lifesciences Corp. *	84,512	7,972
Elevance Health, Inc.	32,776	14,562
Eli Lilly & Co.	108,715	50,985
GE HealthCare Technologies, Inc.	50,030	4,064

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Gilead Sciences, Inc.	172,287	13,278
HCA Healthcare, Inc.	28,447	8,633
Henry Schein, Inc. *	18,723	1,518
Hologic, Inc. *	34,293	2,777
Humana, Inc.	17,268	7,721
IDEXX Laboratories, Inc. *	11,391	5,721
Illumina, Inc. *	21,436	4,019
Incyte Corp. *	25,678	1,599
Insulet Corp. *	9,534	2,749
Intuitive Surgical, Inc. *	48,666	16,641
IQVIA Holdings, Inc. *	25,448	5,720
Johnson & Johnson	358,315	59,308
Laboratory Corp. of America Holdings	12,378	2,987
McKesson Corp.	18,877	8,066
Medtronic PLC	182,577	16,085
Merck & Co., Inc.	349,504	40,329
Mettler-Toledo International, Inc. *	3,076	4,035
Moderna, Inc. *	45,905	5,578
Molina Healthcare, Inc. *	7,880	2,374
Organon & Co.	34,671	722
PerkinElmer, Inc.	17,351	2,061
Pfizer, Inc.	773,795	28,383
Quest Diagnostics, Inc.	15,918	2,237
Regeneron Pharmaceuticals, Inc. *	14,820	10,649
ResMed, Inc.	20,038	4,378
STERIS PLC	13,580	3,055
Stryker Corp.	46,264	14,115
Teleflex, Inc.	6,424	1,555
Thermo Fisher Scientific, Inc.	53,183	27,748
UnitedHealth Group, Inc.	128,371	61,700
Universal Health Services, Inc. - Class B	9,104	1,436
Vertex Pharmaceuticals, Inc. *	35,260	12,408
Viatris, Inc.	166,424	1,661
Waters Corp. *	8,069	2,151
West Pharmaceutical Services, Inc.	10,205	3,903
Zimmer Biomet Holdings, Inc.	28,593	4,163
Zoetis, Inc.	63,912	11,006

Total		687,593

Industrials (8.4%)
3M Co.	75,538	7,561
A.O. Smith Corp.	17,636	1,283
Alaska Air Group, Inc. *	17,059	907
Allegion PLC	12,067	1,448

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Industrials continued
American Airlines Group, Inc. *	88,090	1,580
AMETEK, Inc.	31,317	5,070
Automatic Data Processing, Inc.	56,982	12,524
Axon Enterprise, Inc. *	9,316	1,818
The Boeing Co. *	77,519	16,369
Broadridge Financial Solutions, Inc.	15,949	2,642
C.H. Robinson Worldwide, Inc.	16,903	1,595
Carrier Global Corp.	115,143	5,724
Caterpillar, Inc.	71,058	17,484
Ceridian HCM Holding, Inc. *	20,884	1,399
Cintas Corp.	11,856	5,893
Copart, Inc. *	58,372	5,324
CSX Corp.	280,318	9,559
Cummins, Inc.	19,166	4,699
Deere & Co.	37,276	15,104
Delta Air Lines, Inc. *	87,814	4,175
Dover Corp.	19,552	2,887
Eaton Corp. PLC	54,346	10,929
Emerson Electric Co.	80,561	7,282
Equifax, Inc.	16,887	3,973
Expeditors International of Washington, Inc.	21,067	2,552
Fastenal Co.	78,066	4,605
FedEx Corp.	32,618	8,086
Fortive Corp.	48,784	3,648
Generac Holdings, Inc. *	8,613	1,284
General Dynamics Corp.	30,684	6,602
General Electric Co.	150,092	16,488
Honeywell International, Inc.	91,922	19,074
Howmet Aerospace, Inc.	51,011	2,528
Huntington Ingalls Industries, Inc.	5,379	1,224
IDEX Corp.	10,443	2,248
Illinois Tool Works, Inc.	38,438	9,616
Ingersoll-Rand, Inc.	55,152	3,605
J.B. Hunt Transport Services, Inc.	11,517	2,085
Jacobs Solutions, Inc.	17,445	2,074
Johnson Controls International PLC	94,349	6,429
L3Harris Technologies, Inc.	26,158	5,121
Leidos Holdings, Inc.	18,535	1,640
Lockheed Martin Corp.	31,321	14,419
Masco Corp.	30,771	1,766
Nordson Corp.	7,294	1,810
Norfolk Southern Corp.	32,226	7,308
Northrop Grumman Corp.	19,817	9,033

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Old Dominion Freight Line, Inc.	12,453	4,604
Otis Worldwide Corp.	57,341	5,104
PACCAR, Inc.	71,958	6,019
Parker Hannifin Corp.	17,516	6,832
Paychex, Inc.	43,577	4,875
Paycom Software, Inc.	6,632	2,130
Pentair PLC	22,947	1,482
Quanta Services, Inc.	19,515	3,834
Raytheon Technologies Corp.	201,464	19,735
Republic Services, Inc.	28,276	4,331
Robert Half International, Inc.	14,988	1,127
Rockwell Automation, Inc.	15,768	5,195
Rollins, Inc.	30,518	1,307
Snap-on, Inc.	7,239	2,086
Southwest Airlines Co.	80,951	2,931
Stanley Black & Decker, Inc.	20,474	1,919
Textron, Inc.	29,542	1,998
Trane Technologies PLC	31,717	6,066
TransDigm Group, Inc.	7,150	6,393
Union Pacific Corp.	84,065	17,201
United Continental Holdings, Inc. *	44,908	2,464
United Parcel Service,
Inc. - Class B	100,606	18,034
United Rentals, Inc.	9,549	4,253
Verisk Analytics, Inc.	19,964	4,512
W.W. Grainger, Inc.	6,178	4,872
Waste Management, Inc.	51,322	8,900
Westinghouse Air Brake Technologies Corp.	24,771	2,717
Xylem, Inc.	32,508	3,661

Total		435,056

Information Technology (28.0%)
Accenture PLC - Class A	86,810	26,788
Adobe, Inc. *	63,108	30,859
Advanced Micro Devices, Inc. *	222,263	25,318
Akamai Technologies, Inc. *	21,741	1,954
Amphenol Corp. - Class A	81,162	6,895
Analog Devices, Inc.	71,019	13,835
ANSYS, Inc. *	11,847	3,913
Apple, Inc.	2,038,559	395,419
Applied Materials, Inc.	116,218	16,798
Arista Networks, Inc. *	34,120	5,529
Autodesk, Inc. *	29,502	6,036
Broadcom, Inc.	57,606	49,969
Cadence Design Systems, Inc. *	37,814	8,868

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
CDW Corp.	18,598	3,413
Cisco Systems, Inc.	565,016	29,234
Cognizant Technology Solutions Corp. - Class A	70,684	4,614
Corning, Inc.	103,095	3,612
DXC Technology Co. *	31,366	838
Enphase Energy, Inc. *	18,483	3,096
EPAM Systems, Inc. *	7,827	1,759
F5, Inc. *	8,201	1,199
Fair Isaac Corp. *	3,468	2,806
First Solar, Inc. *	13,619	2,589
Fortinet, Inc. *	89,300	6,750
Gartner, Inc. *	10,923	3,826
Hewlett Packard Enterprise Co.	177,540	2,983
HP, Inc.	124,171	3,813
Intel Corp.	575,099	19,231
International Business Machines Corp.	124,194	16,618
Intuit, Inc.	38,719	17,741
Juniper Networks, Inc.	44,995	1,410
Keysight Technologies, Inc. *	24,680	4,133
KLA Corp.	19,349	9,385
Lam Research Corp.	18,690	12,015
Microchip Technology, Inc.	75,655	6,778
Micron Technology, Inc.	150,519	9,499
Microsoft Corp.	1,025,208	349,124
Monolithic Power Systems, Inc.	6,065	3,276
Motorola Solutions, Inc.	22,707	6,660
NetApp, Inc.	29,982	2,291
NortonLifeLock, Inc.	80,787	1,499
NVIDIA Corp.	340,996	144,248
NXP Semiconductors NV	35,888	7,346
ON Semiconductor Corp. *	58,929	5,574
Oracle Corp.	211,857	25,230
Palo Alto Networks, Inc. *	41,724	10,661
PTC, Inc. *	14,404	2,050
Qorvo, Inc. *	14,082	1,437
QUALCOMM, Inc.	153,984	18,330
Roper Technologies, Inc.	14,478	6,961
Salesforce, Inc. *	134,988	28,518
Seagate Technology Holdings PLC	26,807	1,659
ServiceNow, Inc. *	27,984	15,726
Skyworks Solutions, Inc.	22,141	2,451
SolarEdge Technologies, Inc. *	7,678	2,066
Synopsys, Inc. *	21,011	9,148
TE Connectivity, Ltd.	43,695	6,124

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Teledyne Technologies, Inc. *	6,386	2,625
Teradyne, Inc.	21,347	2,377
Texas Instruments, Inc.	124,671	22,443
Trimble, Inc. *	34,306	1,816
Tyler Technologies, Inc. *	5,685	2,368
VeriSign, Inc. *	12,923	2,920
Western Digital Corp. *	44,019	1,670
Zebra Technologies Corp. - Class A *	7,122	2,107

Total		1,448,228

Materials (2.5%)
Air Products and Chemicals, Inc.	30,614	9,170
Albemarle Corp.	15,981	3,565
Amcor PLC	203,784	2,034
Avery Dennison Corp.	11,082	1,904
Ball Corp.	43,463	2,530
Celanese Corp. - Class A	13,601	1,575
CF Industries Holdings, Inc.	27,188	1,887
Corteva, Inc.	98,151	5,624
Dow, Inc.	98,748	5,259
DuPont de Nemours, Inc.	63,152	4,512
Eastman Chemical Co.	16,757	1,403
Ecolab, Inc.	33,833	6,316
FMC Corp.	17,080	1,782
Freeport-McMoRan, Inc.	195,117	7,805
International Flavors & Fragrances, Inc.	35,022	2,787
International Paper Co.	50,266	1,599
Linde PLC	68,000	25,913
LyondellBasell Industries NV - Class A	34,717	3,188
Martin Marietta Materials, Inc.	8,458	3,905
The Mosaic Co.	47,110	1,649
Newmont Corp.	108,025	4,608
Nucor Corp.	35,719	5,857
Packaging Corp. of America	12,708	1,680
PPG Industries, Inc.	32,034	4,751
Sealed Air Corp.	19,812	792
The Sherwin-Williams Co.	32,182	8,545
Steel Dynamics, Inc.	22,911	2,496
Vulcan Materials Co.	18,022	4,063
WestRock Co.	34,564	1,005

Total		128,204

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Real Estate (2.5%)
Alexandria Real Estate Equities, Inc.	21,713	2,464
American Tower Corp.	63,957	12,404
AvalonBay Communities, Inc.	19,230	3,640
Boston Properties, Inc.	19,540	1,125
Camden Property Trust	15,182	1,653
CBRE Group, Inc. - Class A *	44,330	3,578
CoStar Group, Inc. *	55,864	4,972
Crown Castle International Corp.	59,689	6,801
Digital Realty Trust, Inc.	39,637	4,513
Equinix, Inc.	12,711	9,965
Equity Residential	46,410	3,062
Essex Property Trust, Inc.	8,971	2,102
Extra Space Storage, Inc.	18,499	2,754
Federal Realty Investment Trust	9,945	962
Healthpeak Properties, Inc.	74,265	1,493
Host Hotels & Resorts, Inc.	97,298	1,637
Invitation Homes, Inc.	79,117	2,722
Iron Mountain, Inc.	39,752	2,259
Kimco Realty Corp.	84,389	1,664
Mid-America Apartment Communities, Inc.	15,777	2,396
Prologis, Inc.	127,246	15,604
Public Storage	21,557	6,292
Realty Income Corp.	92,824	5,550
Regency Centers Corp.	21,039	1,300
SBA Communications Corp.	14,831	3,437
Simon Property Group, Inc.	45,069	5,204
UDR, Inc.	42,786	1,838
Ventas, Inc.	55,187	2,609
VICI Properties, Inc.	138,359	4,349
Welltower, Inc.	68,531	5,543
Weyerhaeuser Co.	100,972	3,383

Total		127,275

Utilities (2.5%)
The AES Corp.	91,753	1,902
Alliant Energy Corp.	34,454	1,808
Ameren Corp.	35,531	2,902
American Electric Power Co., Inc.	70,100	5,902
American Water Works Co., Inc.	26,600	3,797
Atmos Energy Corp.	19,735	2,296
CenterPoint Energy, Inc.	86,516	2,522
CMS Energy Corp.	40,251	2,365
Consolidated Edison, Inc.	48,514	4,386

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Constellation Energy Corp.	44,597	4,083
Dominion Energy, Inc.	113,591	5,883
DTE Energy Co.	26,492	2,915
Duke Energy Corp.	105,778	9,493
Edison International	52,691	3,659
Entergy Corp.	27,973	2,724
Evergy, Inc.	31,291	1,828
Eversource Energy	47,845	3,393
Exelon Corp.	136,504	5,561
FirstEnergy Corp.	74,066	2,880

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Utilities continued
NextEra Energy, Inc.	278,990	20,701
NiSource, Inc.	55,036	1,505
NRG Energy, Inc.	32,181	1,203
PG&E Corp. *	219,626	3,795
Pinnacle West Capital Corp.	15,533	1,265
PPL Corp.	100,820	2,668
Public Service Enterprise Group, Inc.	68,537	4,291
Sempra Energy	42,913	6,248
The Southern Co.	149,544	10,505

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Utilities continued
WEC Energy Group, Inc.	43,219	3,814
Xcel Energy, Inc.	75,438	4,690

Total		130,984

Total Common Stocks
(Cost: $1,780,612)		5,123,669

Total Investments (99.0%)
(Cost: $1,780,612)@		5,123,669

Other Assets, Less
Liabilities (1.0%)		52,440

Net Assets (100.0%)		5,176,109

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
E-Mini S&P 500 Future	Long	USD	12	232	9/23	$52,063	$1,479	$609

							$1,479	$609

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s) Options
	Swaps	Futures	Total	Swaps	Futures	Total
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$609	$609	$–	$–	$–	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At June 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,780,612 and the net unrealized appreciation of investments based on that cost was $3,344,536 which is comprised of $3,434,586 aggregate gross unrealized appreciation and $90,050 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2023. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$5,123,669	$—	$—
Other Financial Instruments^
Futures	1,479	—	—

Total Assets:	$5,125,148	$—	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio (unaudited)

Sector Allocation 6/30/23

Sector	% of Net Assets

Health Care	23.6%

Financials	18.4%

Consumer Staples	16.1%

Industrials	9.9%

Energy	7.6%

Information Technology	6.9%

Utilities	6.4%

Materials	3.3%

Communication Services	3.3%

Short-Term Investments & Other Net Assets	3.0%

Investment Companies	0.8%

Consumer Discretionary	0.7%

Sector Allocation is subject to change.

The Portfolio may invest in a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Large Company Value Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

Common Stocks (96.2%)	Shares/ Par +	Value $ (000’s)
Communication Services (3.3%)
Verizon Communications, Inc.	84,194	3,131
The Walt Disney Co. *	21,868	1,953

Total		5,084

Consumer Discretionary (0.7%)
General Motors Co.	28,332	1,092

Total		1,092

Consumer Staples (16.1%)
Anheuser-Busch InBev SA/NV	13,437	761
Colgate-Palmolive Co.	40,338	3,108
Conagra Brands, Inc.	79,740	2,689
Dollar Tree, Inc. *	17,019	2,442
Henkel AG & Co. KGaA - Preference Shares	7,427	594
Kenvue, Inc. *	23,805	629
Kimberly-Clark Corp.	19,902	2,748
Koninklijke Ahold Delhaize NV	56,062	1,912
Mondelez International, Inc.	27,928	2,037
PepsiCo, Inc.	6,239	1,155
The Procter & Gamble Co.	10,447	1,585
Unilever PLC, ADR	56,493	2,945
Walmart, Inc.	13,138	2,065

Total		24,670

Energy (7.6%)
Baker Hughes	56,252	1,778
Chevron Corp.	7,904	1,244
ConocoPhillips	13,030	1,350
Exxon Mobil Corp.	39,139	4,197
Shell PLC	25,582	762
TotalEnergies SE, ADR	39,868	2,298

Total		11,629

Financials (18.4%)
The Allstate Corp.	29,939	3,265
Ameriprise Financial, Inc.	2,738	909
The Bank of New York Mellon Corp.	64,933	2,891
Berkshire Hathaway, Inc. - Class B *	20,063	6,842
BlackRock, Inc.	3,229	2,232
The Charles Schwab Corp.	29,853	1,692
Chubb, Ltd.	5,181	998
JPMorgan Chase & Co.	23,481	3,415
MetLife, Inc.	12,611	713
Northern Trust Corp.	13,789	1,022
Truist Financial Corp.	70,851	2,150

Common Stocks (96.2%)	Shares/ Par +	Value $ (000’s)
Financials continued
U.S. Bancorp	66,993	2,213

Total		28,342

Health Care (23.6%)
Becton Dickinson and Co.	6,965	1,839
Cigna Corp.	6,225	1,747
CVS Health Corp.	21,816	1,508
Henry Schein, Inc. *	30,399	2,465
Johnson & Johnson	47,552	7,871
Medtronic PLC	70,530	6,214
Merck & Co., Inc.	11,787	1,360
Pfizer, Inc.	34,982	1,283
Quest Diagnostics, Inc.	20,950	2,945
Roche Holding AG	5,479	1,674
Universal Health Services, Inc. - Class B	15,091	2,381
Zimmer Biomet Holdings, Inc.	34,421	5,012

Total		36,299

Industrials (9.9%)
Emerson Electric Co.	11,266	1,018
Norfolk Southern Corp.	6,381	1,447
nVent Electric PLC	38,138	1,971
Oshkosh Corp.	23,700	2,052
Raytheon Technologies Corp.	45,477	4,455
Siemens AG	6,896	1,148
Southwest Airlines Co.	53,139	1,924
United Parcel Service, Inc. - Class B	6,491	1,163

Total		15,178

Information Technology (6.9%)
Automatic Data Processing, Inc.	7,380	1,622
Cisco Systems, Inc.	49,645	2,568
F5, Inc. *	13,620	1,992
Juniper Networks, Inc.	34,019	1,066
TE Connectivity, Ltd.	12,576	1,763
Texas Instruments, Inc.	8,836	1,591

Total		10,602

Materials (3.3%)
Akzo Nobel NV	14,045	1,148
Packaging Corp. of America	15,157	2,003
Sonoco Products Co.	33,531	1,979

Total		5,130

Utilities (6.4%)
Duke Energy Corp.	30,002	2,692
Edison International	22,998	1,597
Eversource Energy	21,671	1,537

Common Stocks (96.2%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Pinnacle West Capital Corp.	18,370	1,497
Xcel Energy, Inc.	41,582	2,585

Total		9,908

Total Common Stocks (Cost: $143,047)		147,934

Investment Companies (0.8%)
Investment Companies (0.8%)
iShares Russell 1000 Value ETF	7,260	1,146

Total		1,146

Total Investment Companies (Cost: $1,097)		1,146

Total Investments (97.0%) (Cost: $144,144)@		149,080

Other Assets, Less Liabilities (3.0%)		4,636

Net Assets (100.0%)		153,716

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Morgan Stanley Capital Services LLC	CHF	1,280	1,443	9/29/23	$1	$—	$1
Buy	Bank of America NA	EUR	209	230	9/29/23	—	(1)	(1)
Buy	Morgan Stanley Capital Services LLC	EUR	177	194	9/29/23	—	—π	—π
Sell	Morgan Stanley Capital Services LLC	EUR	6,443	7,061	9/29/23	—	(10)	(10)
Sell	Bank of America NA	GBP	2,460	3,125	9/29/23	3	—	3

						$4	$(11)	$(7)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$4	—	$4	$(11)	—	—	$(11)

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At June 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $144,144 and the net unrealized appreciation of investments based on that cost was $4,929 which is comprised of $13,132 aggregate gross unrealized appreciation and $8,203 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

π	Amount is less than one thousand.

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2023. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Consumer Staples	$21,403	$3,267	$—
Energy	10,867	762	—
Health Care	34,625	1,674	—
Industrials	14,030	1,148	—
Materials	3,982	1,148	—
All Others	55,028	—	—
Investment Companies	1,146	—	—
Other Financial Instruments^
Forward Foreign Currency Contracts	—	4	—

Total Assets:	$141,081	$8,003	$—

Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts	—	(11)	—

Total Liabilities:	$—	$(11)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Domestic Equity Portfolio (unaudited)

Sector Allocation 6/30/23

Sector	% of Net Assets

Health Care	18.7%

Information Technology	15.3%

Financials	14.1%

Industrials	12.6%

Consumer Staples	11.5%

Communication Services	8.4%

Consumer Discretionary	6.7%

Materials	3.2%

Real Estate	2.8%

Energy	2.8%

Utilities	2.7%

Short-Term Investments & Other Net Assets	1.2%

Sector Allocation is subject to change.

Domestic Equity Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Communication Services (8.4%)
Comcast Corp. - Class A	808,411	33,589
Verizon Communications, Inc.	723,000	26,888
The Walt Disney Co. *	299,436	26,734

Total		87,211

Consumer Discretionary (6.7%)
Lowe’s Companies, Inc.	152,400	34,397
The TJX Cos., Inc.	408,400	34,628

Total		69,025

Consumer Staples (11.5%)
Archer-Daniels-Midland Co.	358,400	27,081
Conagra Brands, Inc.	894,233	30,153
Dollar General Corp.	190,440	32,333
Dollar Tree, Inc. *	210,300	30,178

Total		119,745

Energy (2.8%)
ConocoPhillips	277,500	28,752

Total		28,752

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Financials (14.1%)
The Allstate Corp.	282,005	30,750
American International Group, Inc.	578,000	33,258
Fidelity National Information Services, Inc.	537,427	29,397
Truist Financial Corp.	831,200	25,227
U.S. Bancorp	828,600	27,377

Total		146,009

Health Care (18.7%)
Baxter International, Inc.	729,500	33,236
Cigna Corp.	102,403	28,734
CVS Health Corp.	444,100	30,701
Hologic, Inc. *	423,488	34,290
Johnson & Johnson	198,000	32,773
Merck & Co., Inc.	298,000	34,386

Total		194,120

Industrials (12.6%)
Dover Corp.	214,342	31,648
Honeywell International, Inc.	172,660	35,827
Northrop Grumman Corp.	64,900	29,581
Raytheon Technologies Corp.	342,979	33,598

Total		130,654

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Information Technology (15.3%)
Broadcom, Inc.	36,200	31,401
Cisco Systems, Inc.	639,400	33,082
Cognizant Technology Solutions Corp. - Class A	434,718	28,378
Motorola Solutions, Inc.	114,900	33,698
Oracle Corp.	272,800	32,488

Total		159,047

Materials (3.2%)
DuPont de Nemours, Inc.	464,484	33,183

Total		33,183

Real Estate (2.8%)
Equity Residential	443,695	29,271

Total		29,271

Utilities (2.7%)
Edison International	407,100	28,273

Total		28,273

Total Common Stocks (Cost: $875,872)		1,025,290

Total Investments (98.8%) (Cost: $875,872)@		1,025,290

Other Assets, Less Liabilities (1.2%)		12,685

Net Assets (100.0%)		1,037,975

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At June 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $875,872 and the net unrealized appreciation of investments based on that cost was $149,418 which is comprised of $231,050 aggregate gross unrealized appreciation and $81,632 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2023. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,025,290	$—	$—

Total Assets:	$1,025,290	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio (unaudited)

Sector Allocation 6/30/23

Sector	% of Net Assets

Financials	19.5%

Health Care	17.5%

Industrials	11.8%

Information Technology	9.2%

Energy	8.1%

Consumer Staples	7.6%

Utilities	7.3%

Consumer Discretionary	5.2%

Communication Services	4.6%

Real Estate	4.1%

Materials	3.5%

Short-Term Investments & Other Net Assets	1.6%

Sector Allocation is subject to change.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Equity Income Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

Common Stocks (97.9%)	Shares/ Par +	Value $ (000’s)
Communication Services (4.6%)
AT&T, Inc.	61,563	982
Comcast Corp. - Class A	80,844	3,359
Meta Platforms, Inc. - Class A *	6,802	1,952
News Corp. - Class A	578,160	11,274
News Corp. - Class B	62,702	1,237
Paramount Global - Class B	18,800	299
Verizon Communications, Inc.	123,925	4,609
The Walt Disney Co. *	91,168	8,139

Total		31,851

Consumer Discretionary (5.2%)
Best Buy Co., Inc.	39,489	3,236
Kohl’s Corp.	133,647	3,081
Las Vegas Sands Corp. *	122,399	7,099
Mattel, Inc. *	254,759	4,978
Target Corp.	7,000	923
The TJX Cos., Inc.	49,581	4,204
Volkswagen AG, ADR	967,901	12,980

Total		36,501

Consumer Staples (7.6%)
Colgate-Palmolive Co.	42,400	3,267
Conagra Brands, Inc.	270,709	9,128
Constellation Brands, Inc. - Class A	17,200	4,233
Kenvue, Inc. *	53,754	1,420
Kimberly-Clark Corp.	60,711	8,382
Mondelez International, Inc.	13,400	977
Philip Morris International, Inc.	128,516	12,546
Tyson Foods, Inc. - Class A	112,238	5,729
Walmart, Inc.	45,412	7,138

Total		52,820

Energy (8.1%)
Chevron Corp.	14,699	2,313
Enbridge, Inc.	49,519	1,840
EOG Resources, Inc.	55,323	6,331
EQT Corp.	37,300	1,534
Exxon Mobil Corp.	94,935	10,182
Hess Corp.	43,700	5,941
Suncor Energy, Inc.	30,900	906
TC Energy Corp.	149,793	6,053
TotalEnergies SE, ADR	337,259	19,439
The Williams Cos., Inc.	62,800	2,049

Total		56,588

Common Stocks (97.9%)	Shares/ Par +	Value $ (000’s)
Financials (19.5%)
American International Group, Inc.	269,784	15,523
Apollo Global Management, Inc.	23,864	1,833
Bank of America Corp.	115,999	3,328
The Carlyle Group, Inc.	75,200	2,403
The Charles Schwab Corp.	58,927	3,340
Chubb, Ltd.	67,398	12,978
Citigroup, Inc.	68,611	3,159
Equitable Holdings, Inc.	405,236	11,006
Fifth Third Bancorp	275,073	7,210
Franklin Resources, Inc.	23,486	627
The Goldman Sachs Group, Inc.	6,480	2,090
The Hartford Financial Services Group, Inc.	92,264	6,645
Huntington Bancshares, Inc.	596,471	6,430
JPMorgan Chase & Co.	45,859	6,670
Loews Corp.	117,120	6,955
MetLife, Inc.	159,472	9,015
Morgan Stanley	53,158	4,540
The PNC Financial Services Group, Inc.	11,357	1,430
Raymond James Financial, Inc.	20,073	2,083
State Street Corp.	23,069	1,688
U.S. Bancorp	196,155	6,481
Wells Fargo & Co.	478,701	20,431

Total		135,865

Health Care (17.5%)
AbbVie, Inc.	47,584	6,411
AstraZeneca PLC, ADR	61,461	4,399
Becton Dickinson and Co.	56,026	14,791
Biogen, Inc. *	7,703	2,194
Cardinal Health, Inc.	29,075	2,750
Centene Corp. *	25,649	1,730
Cigna Corp.	25,281	7,094
CVS Health Corp.	104,811	7,246
Elevance Health, Inc.	34,708	15,420
GE HealthCare Technologies, Inc.	56,132	4,560
Humana, Inc.	1,100	492
Johnson & Johnson	87,636	14,506
Medtronic PLC	79,760	7,027
Merck & Co., Inc.	58,805	6,785
Pfizer, Inc.	191,992	7,042
Sanofi	108,609	5,854
Viatris, Inc.	408,800	4,080

Common Stocks (97.9%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Zimmer Biomet Holdings, Inc.	64,453	9,384

Total		121,765

Industrials (11.8%)
3M Co.	13,416	1,343
The Boeing Co. *	40,837	8,623
Cummins, Inc.	8,267	2,027
Flowserve Corp.	15,375	571
General Electric Co.	156,396	17,180
L3Harris Technologies, Inc.	60,172	11,780
Norfolk Southern Corp.	8,400	1,905
Siemens AG, ADR	94,514	7,883
Southwest Airlines Co.	180,600	6,540
Stanley Black & Decker, Inc.	84,706	7,938
Stericycle, Inc. *	79,613	3,697
Union Pacific Corp.	15,700	3,213
United Parcel Service, Inc. - Class B	54,976	9,854

Total		82,554

Information Technology (9.2%)
Accenture PLC - Class A	11,100	3,425
Applied Materials, Inc.	51,571	7,454
Cisco Systems, Inc.	30,519	1,579
Fiserv, Inc. *	64,047	8,079
Microsoft Corp.	36,062	12,281
QUALCOMM, Inc.	140,840	16,766
Samsung Electronics Co., Ltd.	93,550	5,156
TE Connectivity, Ltd.	20,173	2,827
Texas Instruments, Inc.	35,416	6,376

Total		63,943

Materials (3.5%)
CF Industries Holdings, Inc.	162,921	11,310
DuPont de Nemours, Inc.	4,985	356
International Flavors & Fragrances, Inc.	35,748	2,845
International Paper Co.	250,979	7,984
RPM International, Inc.	21,425	1,922

Total		24,417

Real Estate (4.1%)
Equity Residential	153,972	10,157
Rayonier, Inc.	175,020	5,496
Vornado Realty Trust	11,300	205
Welltower, Inc.	13,350	1,080
Weyerhaeuser Co.	353,320	11,840

Total		28,778

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio

Common Stocks (97.9%)	Shares/ Par +	Value $ (000’s)
Utilities (6.8%)
Ameren Corp.	49,818	4,069
Dominion Energy, Inc.	191,125	9,898
NextEra Energy, Inc.	30,809	2,286
NiSource, Inc.	61,846	1,691
PG&E Corp. *	59,424	1,027
Sempra Energy	49,095	7,148
The Southern Co.	302,140	21,225

Total		47,344

Total Common Stocks (Cost: $558,655)		682,426

Convertible Preferred Stocks (0.5%)
Utilities (0.5%)
NextEra Energy, Inc., 6.926%, 8/28/25	28,779	1,303
NiSource, Inc., 7.750%, 2/29/24	21,078	2,145

Total		3,448

Total Convertible Preferred Stocks (Cost: $3,511)		3,448

Total Investments (98.4%) (Cost: $562,166)@		685,874

Other Assets, Less Liabilities (1.6%)		11,216

Net Assets (100.0%)		697,090

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

June 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $562,166 and the net unrealized appreciation of investments based on that cost was $123,708 which is comprised of $152,115 aggregate gross unrealized appreciation and $28,407 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2023. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Information Technology	$58,787	$5,156	$—
All Others	618,483	—	—
Convertible Preferred Stocks	3,448	—	—

Total Assets:	$680,718	$5,156	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio (unaudited)

Sector Allocation 6/30/23

Sector	% of Net Assets

Industrials	22.1%

Health Care	22.0%

Information Technology	18.3%

Financials	12.0%

Consumer Discretionary	11.5%

Energy	5.3%

Materials	4.2%

Communication Services	2.0%

Consumer Staples	1.2%

Utilities	0.9%

Real Estate	0.4%

Short-Term Investments & Other Net Assets	0.1%

Sector Allocation is subject to change.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Mid Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.0%)
Cable One, Inc.	13,221	8,687
CarGurus, Inc. *	232,752	5,267
Roku, Inc. *	108,440	6,936

Total		20,890

Consumer Discretionary (11.5%)
BorgWarner, Inc.	83,465	4,082
CarMax, Inc. *	172,127	14,407
Chewy, Inc. *	483,626	19,089
Choice Hotels International, Inc.	120,700	14,185
Deckers Outdoor Corp. *	15,904	8,392
Etsy, Inc. *	86,990	7,360
Hyatt Hotels Corp. - Class A	81,429	9,330
NVR, Inc. *	3,729	23,681
Visteon Corp. *	88,076	12,649
Vizio Holding Corp. *	616,852	4,164
YETI Holdings, Inc. *	128,793	5,002

Total		122,341

Consumer Staples (1.2%)
BJ’s Wholesale Club Holdings, Inc. *	89,241	5,623
Post Holdings, Inc. *	87,000	7,539

Total		13,162

Energy (5.3%)
Coterra Energy, Inc.	421,636	10,667
Marathon Oil Corp.	622,282	14,325
Ovintiv, Inc.	340,875	12,977
Targa Resources Corp.	236,829	18,023

Total		55,992

Financials (12.0%)
Credit Acceptance Corp. *	36,440	18,509
Hamilton Lane, Inc.	75,328	6,025
Host Hotels & Resorts, Inc.	323,699	5,448
M&T Bank Corp.	40,767	5,045
Markel Corp. *	13,404	18,540
Nuvei Corp. *	446,371	13,195
Shift4 Payments, Inc. *	318,383	21,621
Tradeweb Markets, Inc.	134,337	9,199
W.R. Berkley Corp.	83,567	4,977
WEX, Inc. *	119,249	21,712
White Mountains Insurance Group, Ltd.	2,712	3,767

Total		128,038

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)
Health Care (22.0%)
Acadia Healthcare Co., Inc. *	99,926	7,958
Agilon Health, Inc. *	486,878	8,442
Alnylam Pharmaceuticals, Inc. *	44,028	8,363
Apellis Pharmaceuticals, Inc. *	82,900	7,552
Bio-Techne Corp.	183,554	14,984
Exact Sciences Corp. *	231,873	21,773
ICON PLC *	46,852	11,722
Inari Medical, Inc. *	309,272	17,981
Insulet Corp. *	72,624	20,940
Jazz Pharmaceuticals PLC *	110,810	13,737
Molina Healthcare, Inc. *	15,701	4,730
Neurocrine Biosciences, Inc. *	107,955	10,180
PTC Therapeutics, Inc. *	232,966	9,475
Repligen Corp. *	78,699	11,133
Sage Therapeutics, Inc. *	140,217	6,593
Sarepta Therapeutics, Inc. *	83,414	9,553
Shockwave Medical, Inc. *	39,248	11,202
Ultragenyx Pharmaceutical, Inc. *	202,566	9,344
United Therapeutics Corp. *	75,263	16,614
Veeva Systems, Inc. - Class A *	63,181	12,493

Total		234,769

Industrials (22.1%)
AMERCO	221,144	11,205
Axon Enterprise, Inc. *	95,277	18,590
Builders FirstSource, Inc. *	83,802	11,397
Ceridian HCM Holding, Inc. *	77,941	5,220
Expeditors International of Washington, Inc.	108,863	13,187
Fortive Corp.	124,506	9,309
Genpact, Ltd.	450,406	16,922
GFL Environmental, Inc.	135,303	5,250
Graco, Inc.	153,003	13,212
IDEX Corp.	63,635	13,698
Ingersoll-Rand, Inc.	247,953	16,206

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)
Industrials continued
J.B. Hunt Transport Services, Inc.	70,151	12,699
Knight-Swift Transportation Holdings, Inc.	212,367	11,799
Lennox International, Inc.	57,061	18,606
Lincoln Electric Holdings, Inc.	56,369	11,197
The Middleby Corp. *	43,065	6,366
Robert Half International, Inc.	72,077	5,422
TransUnion	76,913	6,025
Watsco, Inc.	32,933	12,563
Westinghouse Air Brake Technologies Corp.	155,460	17,049

Total		235,922

Information Technology (18.3%)
ANSYS, Inc. *	18,663	6,164
CDW Corp.	46,678	8,565
Datadog, Inc. - Class A *	195,663	19,249
Dynatrace, Inc. *	394,089	20,284
F5, Inc. *	34,069	4,983
Fair Isaac Corp. *	20,885	16,900
First Solar, Inc. *	61,249	11,643
Flex, Ltd. *	196,127	5,421
HubSpot, Inc. *	27,505	14,635
Informatica, Inc. *	569,612	10,538
Lumentum Holdings, Inc. *	54,605	3,098
MKS Instruments, Inc.	98,977	10,700
MongoDB, Inc. *	52,464	21,562
Monolithic Power Systems, Inc.	20,971	11,329
Olo, Inc. *	363,891	2,351
Onto Innovation, Inc. *	22,124	2,577
Q2 Holdings, Inc. *	13,479	417
Silicon Laboratories, Inc. *	57,685	9,099
Super Micro Computer, Inc. *	15,596	3,887
VeriSign, Inc. *	53,154	12,011

Total		195,413

Materials (4.2%)
Ball Corp.	86,115	5,013
Celanese Corp. - Class A	49,323	5,712
Element Solutions, Inc.	557,055	10,695
FMC Corp.	76,359	7,967
Graphic Packaging Holding Co.	203,339	4,886

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)
Materials continued
Silgan Holdings, Inc.	221,649	10,393

Total		44,666

Real Estate (0.4%)
Rexford Industrial Realty, Inc.	86,896	4,538

Total		4,538

Utilities (0.9%)
Atmos Energy Corp.	41,325	4,808
NiSource, Inc.	163,861	4,481

Total		9,289

Total Common Stocks (Cost: $954,668)		1,065,020

Total Investments (99.9%) (Cost: $954,668)@		1,065,020

Other Assets, Less Liabilities (0.1%)		1,471

Net Assets (100.0%)		1,066,491

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At June 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $954,668 and the net unrealized appreciation of investments based on that cost was $110,352 which is comprised of $186,400 aggregate gross unrealized appreciation and $76,048 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2023. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,065,020	$—	$—

Total Assets:	$1,065,020	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio (unaudited)

Sector Allocation 6/30/23

Sector	% of Net Assets

Industrials	22.6%

Consumer Discretionary	14.7%

Financials	13.1%

Information Technology	10.4%

Health Care	9.3%

Real Estate	7.3%

Materials	7.2%

Consumer Staples	4.3%

Energy	4.1%

Utilities	3.3%

Communication Services	2.1%

Short-Term Investments & Other Net Assets	1.6%

Sector Allocation is subject to change.

Index 400 Stock Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.1%)
Cable One, Inc.	2,491	1,637
Frontier Communications Parent, Inc. *	117,969	2,199
Iridium Communications, Inc.	66,534	4,133
The New York Times Co. - Class A	86,574	3,409
Nexstar Media Group, Inc.	18,946	3,156
TEGNA, Inc.	118,897	1,931
TripAdvisor, Inc. *	56,509	932
World Wrestling Entertainment, Inc.- Class A	22,932	2,487
Ziff Davis, Inc. *	24,983	1,750
ZoomInfo Technologies, Inc. *	142,426	3,616

Total		25,250

Consumer Discretionary (14.7%)
Adient PLC *	50,037	1,917
Aramark	137,697	5,928
Autoliv, Inc.	40,815	3,471
AutoNation, Inc. *	16,627	2,737
Boyd Gaming Corp.	40,568	2,814
Brunswick Corp.	37,362	3,237
Callaway Golf Co. *	73,550	1,460
Capri Holdings, Ltd. *	66,421	2,384
Carter’s, Inc.	19,913	1,446
Choice Hotels International, Inc.	14,010	1,646
Churchill Downs, Inc.	34,811	4,845
Columbia Sportswear Co.	18,684	1,443
Crocs, Inc. *	32,772	3,685
Deckers Outdoor Corp. *	13,927	7,349
Dick’s Sporting Goods, Inc.	32,490	4,295
Five Below, Inc. *	29,410	5,780
Foot Locker, Inc.	41,960	1,138
Fox Factory Holding Corp. *	22,351	2,425
GameStop Corp. - Class A *	133,631	3,241
The Gap, Inc.	112,722	1,007
Gentex Corp.	123,480	3,613
The Goodyear Tire & Rubber Co. *	149,753	2,049
Graham Holdings Co. - Class B	1,997	1,141
Grand Canyon Education, Inc. *	16,235	1,676
H&R Block, Inc.	80,461	2,564

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Harley-Davidson, Inc.	69,121	2,434
Helen of Troy, Ltd. *	12,701	1,372
Hilton Grand Vacations, Inc. *	40,615	1,846
KB Home	42,415	2,193
Kohl’s Corp.	58,514	1,349
Lear Corp.	31,186	4,477
Leggett & Platt, Inc.	70,332	2,083
Lithia Motors, Inc. - Class A	14,545	4,423
Macy’s, Inc.	143,888	2,309
Marriott Vacations Worldwide Corp.	19,449	2,387
Mattel, Inc. *	187,018	3,654
Murphy USA, Inc.	10,589	3,294
Nordstrom, Inc.	59,703	1,222
Ollie’s Bargain Outlet Holdings, Inc. *	30,415	1,762
Papa John’s International, Inc.	15,701	1,159
Penn National Gaming, Inc. *	81,429	1,957
Planet Fitness, Inc. *	44,889	3,027
Polaris, Inc.	28,264	3,418
PVH Corp.	33,175	2,819
RH *	9,435	3,110
Scientific Games Corp. - Class A *	48,144	3,310
Service Corp. International	79,873	5,159
Skechers USA, Inc. - Class A *	70,944	3,736
Taylor Morrison Home Corp. *	57,651	2,812
Tempur Sealy International, Inc.	90,916	3,643
Texas Roadhouse, Inc.	35,400	3,975
Thor Industries, Inc.	28,278	2,927
Toll Brothers, Inc.	54,412	4,302
TopBuild Corp. *	16,775	4,462
Travel + Leisure Co.	40,316	1,626
Under Armour, Inc. - Class A *	99,704	720
Under Armour, Inc. - Class C *	100,164	672
Valvoline, Inc.	73,399	2,753
Visteon Corp. *	14,979	2,151
The Wendy’s Co.	89,077	1,937
Williams-Sonoma, Inc.	34,694	4,342
Wingstop, Inc.	15,835	3,170
Wyndham Hotels & Resorts, Inc.	45,367	3,111
YETI Holdings, Inc. *	45,782	1,778

Total		180,172

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)
Consumer Staples (4.3%)
BellRing Brands, Inc. *	70,168	2,568
BJ’s Wholesale Club Holdings, Inc. *	71,006	4,474
The Boston Beer Co., Inc. - Class A *	4,960	1,530
Casey’s General Stores, Inc.	19,688	4,801
Celsius Holdings, Inc. *	21,503	3,208
Coca-Cola Consolidated, Inc.	2,432	1,547
Coty, Inc. - Class A *	193,753	2,381
Darling Ingredients, Inc. *	84,308	5,378
Energizer Holdings, Inc.	35,122	1,179
Flowers Foods, Inc.	101,849	2,534
Grocery Outlet Holding Corp. *	47,257	1,447
Ingredion, Inc.	34,881	3,696
Lancaster Colony Corp.	10,470	2,105
Performance Food Group Co. *	82,502	4,970
Pilgrim’s Pride Corp. *	23,765	511
Post Holdings, Inc. *	28,289	2,451
Sprouts Farmers Market, Inc. *	54,447	2,000
US Foods Holding Corp. *	119,743	5,269

Total		52,049

Energy (4.1%)
Antero Midstream Corp.	177,403	2,058
Antero Resources Corp. *	145,894	3,360
ChampionX Corp.	104,602	3,247
CNX Resources Corp. *	87,484	1,550
DT Midstream, Inc.	51,193	2,538
Equitrans Midstream Corp.	228,878	2,188
HF Sinclair Corp.	68,077	3,037
Matador Resources Co.	59,824	3,130
Murphy Oil Corp.	77,528	2,969
NOV, Inc.	208,030	3,337
Oasis Petroleum, Inc.	21,954	3,376
Ovintiv, Inc.	129,198	4,919
PBF Energy, Inc.	57,964	2,373
PDC Energy, Inc.	46,209	3,287
Range Resources Corp.	127,487	3,748
Southwestern Energy Co. *	581,871	3,497

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)
Energy continued
Valaris, Ltd. *	31,778	2,000

Total		50,614

Financials (13.1%)
Affiliated Managers Group, Inc.	19,075	2,859
American Financial Group, Inc.	36,905	4,382
Annaly Capital Management, Inc.	260,949	5,222
Associated Banc-Corp.	79,725	1,294
Bank OZK	56,954	2,287
Brighthouse Financial, Inc. *	35,327	1,673
Cadence Bank	96,532	1,896
Cathay General Bancorp	38,325	1,234
CNO Financial Group, Inc.	60,526	1,433
Columbia Banking System, Inc.	110,142	2,234
Commerce Bancshares, Inc.	59,966	2,920
Cullen/Frost Bankers, Inc.	34,026	3,659
East West Bancorp, Inc.	74,742	3,946
Essent Group, Ltd.	56,672	2,652
Euronet Worldwide, Inc. *	24,910	2,924
Evercore, Inc. - Class A	18,640	2,304
F.N.B. Corp.	190,774	2,182
Federated Hermes, Inc.	44,929	1,611
First American Financial Corp.	54,535	3,110
First Financial Bankshares, Inc.	68,627	1,955
First Horizon Corp.	284,160	3,202
FirstCash Holdings, Inc.	19,460	1,816
Glacier Bancorp, Inc.	58,580	1,826
Hancock Whitney Corp.	45,480	1,746
The Hanover Insurance Group, Inc.	18,876	2,134
Home BancShares, Inc.	99,651	2,272
Interactive Brokers Group, Inc. - Class A	54,418	4,521
International Bancshares Corp.	27,896	1,233
Janus Henderson Group PLC	70,022	1,908
Jefferies Financial Group, Inc.	98,658	3,272
Kemper Corp.	33,811	1,632
Kinsale Capital Group, Inc.	11,500	4,303
MGIC Investment Corp.	151,439	2,391
New York Community Bancorp, Inc.	381,546	4,289

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)
Financials continued
Old National Bancorp	154,599	2,155
Old Republic International Corp.	143,861	3,621
Pinnacle Financial Partners, Inc.	40,548	2,297
Primerica, Inc.	19,141	3,785
Prosperity Bancshares, Inc.	49,814	2,813
Reinsurance Group of America, Inc.	35,158	4,876
RenaissanceRe Holdings, Ltd.	26,541	4,950
RLI Corp.	21,422	2,923
SEI Investments Co.	53,530	3,191
Selective Insurance Group, Inc.	31,962	3,067
SLM Corp.	128,064	2,090
South State Corp.	40,115	2,640
Starwood Property Trust, Inc.	164,897	3,199
Stifel Financial Corp.	56,076	3,346
Synovus Financial Corp.	77,203	2,335
Texas Capital Bancshares, Inc. *	25,293	1,303
UMB Financial Corp.	23,067	1,405
United Bankshares, Inc.	71,110	2,110
Unum Group	97,877	4,669
Valley National Bancorp	222,725	1,726
Voya Financial, Inc.	51,922	3,723
Webster Financial Corp.	92,329	3,485
WEX, Inc. *	22,636	4,121
Wintrust Financial Corp.	32,332	2,348

Total		160,500

Health Care (9.3%)
Acadia Healthcare Co., Inc. *	48,628	3,873
Amedisys, Inc. *	17,217	1,574
Arrowhead Pharmaceuticals, Inc. *	56,482	2,014
Azenta, Inc. *	34,432	1,607
Bruker Corp.	52,717	3,897
Chemed Corp.	7,936	4,299
Doximity, Inc. *	62,719	2,134
Encompass Health Corp.	52,961	3,586
Enovis Corp. *	25,338	1,625
Envista Holdings Corp. *	86,494	2,927
Exelixis, Inc. *	172,055	3,288
Globus Medical, Inc. - Class A *	42,218	2,514
Haemonetics Corp. *	26,655	2,269

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Halozyme Therapeutics, Inc. *	69,575	2,510
HealthEquity, Inc. *	45,159	2,851
ICU Medical, Inc. *	10,680	1,903
Inari Medical, Inc. *	27,187	1,581
Integra LifeSciences Holdings Corp. *	37,649	1,549
Jazz Pharmaceuticals PLC *	33,818	4,192
Lantheus Holdings, Inc. *	36,105	3,030
LivaNova PLC *	28,409	1,461
Masimo Corp. *	25,656	4,222
Medpace Holdings, Inc. *	13,053	3,135
Neogen Corp. *	114,243	2,485
Neurocrine Biosciences, Inc. *	51,555	4,862
Omnicell, Inc. *	23,819	1,755
Option Care Health, Inc. *	87,382	2,839
Patterson Cos., Inc.	45,947	1,528
Penumbra, Inc. *	20,212	6,954
Perrigo Co. PLC	71,501	2,427
Progyny, Inc. *	40,634	1,599
QuidelOrtho Corp. *	28,517	2,363
R1 RCM, Inc. *	72,918	1,345
Repligen Corp. *	27,360	3,870
Shockwave Medical, Inc. *	19,352	5,523
Sotera Health Co. *	52,245	984
STAAR Surgical Co. *	25,537	1,342
Syneos Health, Inc. *	54,770	2,308
Tenet Healthcare Corp. *	53,859	4,383
United Therapeutics Corp. *	24,752	5,464

Total		114,072

Industrials (22.6%)
Acuity Brands, Inc.	16,801	2,740
Advanced Drainage Systems, Inc.	33,049	3,760
AECOM	73,442	6,220
AGCO Corp.	32,831	4,315
ASGN, Inc. *	26,048	1,970
Avis Budget Group, Inc. *	12,605	2,882
The Brink’s Co.	24,529	1,664
Builders FirstSource, Inc. *	67,720	9,210
BWX Technologies, Inc.	48,318	3,458
CACI International, Inc. - Class A *	12,043	4,105
Carlisle Cos., Inc.	26,930	6,908
Chart Industries, Inc. *	22,174	3,543
Clean Harbors, Inc. *	26,586	4,372
Concentrix Corp.	22,556	1,821
Crane Holdings Co.	25,478	1,438

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Crane NXT Co.	25,478	2,271
Curtiss-Wright Corp.	20,259	3,721
Donaldson Co., Inc.	64,078	4,006
EMCOR Group, Inc.	25,122	4,642
EnerSys	21,584	2,342
ESAB Corp.	27,364	1,821
ExlService Holdings, Inc. *	17,567	2,654
Exponent, Inc.	26,859	2,506
Flowserve Corp.	69,294	2,574
Fluor Corp. *	75,681	2,240
Fortune Brands Home & Security, Inc.	66,949	4,817
FTI Consulting, Inc. *	17,954	3,415
GATX Corp.	18,651	2,401
Genpact, Ltd.	89,515	3,363
Graco, Inc.	88,945	7,680
GXO Logistics, Inc. *	62,837	3,947
Hertz Global Holdings, Inc. *	83,281	1,532
Hexcel Corp.	44,579	3,389
Hubbell, Inc.	28,315	9,388
Insperity, Inc.	18,980	2,258
ITT, Inc.	43,537	4,058
JetBlue Airways Corp. *	173,251	1,535
KBR, Inc.	71,711	4,666
Kirby Corp. *	31,702	2,439
Knight-Swift Transportation Holdings, Inc.	85,083	4,727
Landstar System, Inc.	18,986	3,656
Lennox International, Inc.	17,070	5,566
Lincoln Electric Holdings, Inc.	30,420	6,042
ManpowerGroup, Inc.	26,643	2,115
MasTec, Inc. *	31,523	3,719
MAXIMUS, Inc.	32,116	2,714
MDU Resources Group, Inc.	107,595	2,253
Mercury Systems, Inc. *	30,746	1,064
The Middleby Corp. *	28,275	4,180
MSA Safety, Inc.	19,502	3,393
MSC Industrial Direct Co., Inc. - Class A	24,969	2,379
nVent Electric PLC	87,533	4,523
Oshkosh Corp.	34,510	2,988
Owens Corning, Inc.	47,610	6,213
Paylocity Holding Corp. *	21,823	4,027
Regal Rexnord Corp.	35,019	5,389
Ryder System, Inc.	24,565	2,083
Saia, Inc. *	14,019	4,800
Science Applications International Corp.	28,527	3,209
Simpson Manufacturing Co., Inc.	22,545	3,122
Stericycle, Inc. *	48,845	2,268

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Sunrun, Inc. *	113,922	2,035
Terex Corp.	35,823	2,143
Tetra Tech, Inc.	28,124	4,605
The Timken Co.	34,808	3,186
The Toro Co.	55,100	5,601
Trex Co., Inc. *	57,488	3,769
UFP Industries, Inc.	32,809	3,184
Univar Solutions, Inc. *	83,347	2,987
Valmont Industries, Inc.	11,125	3,238
Vicor Corp. *	11,838	639
Watsco, Inc.	17,659	6,736
Watts Water Technologies, Inc. - Class A	14,481	2,661
Werner Enterprises, Inc.	31,142	1,376
WESCO International, Inc.	23,839	4,269
Woodward, Inc.	31,720	3,772
XPO Logistics, Inc. *	61,215	3,612

Total		276,314

Information Technology (10.4%)
ACI Worldwide, Inc. *	57,233	1,326
Allegro Microsystems, Inc. *	34,447	1,555
Amkor Technology, Inc.	53,213	1,583
Arrow Electronics, Inc. *	29,846	4,275
Aspen Technology, Inc. *	15,424	2,585
Avnet, Inc.	48,292	2,436
Belden, Inc.	22,482	2,150
Blackbaud, Inc. *	23,906	1,702
Calix, Inc. *	30,451	1,520
Ciena Corp. *	78,811	3,349
Cirrus Logic, Inc. *	29,196	2,365
Cognex Corp.	91,196	5,109
Coherent Corp. *	73,642	3,754
CommVault Systems, Inc. *	23,234	1,687
Dropbox, Inc. *	143,695	3,832
Dynatrace, Inc. *	114,544	5,896
Envestnet, Inc. *	28,745	1,706
IPG Photonics Corp. *	16,497	2,241
Jabil, Inc.	70,106	7,567
Kyndryl Holdings, Inc. *	108,185	1,437
Lattice Semiconductor Corp. *	72,729	6,987
Littelfuse, Inc.	13,120	3,822
Lumentum Holdings, Inc. *	36,299	2,059
MACOM Technology Solutions Holdings, Inc. *	27,340	1,792
Manhattan Associates, Inc. *	32,773	6,551
MKS Instruments, Inc.	30,338	3,279

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
National Instruments Corp.	69,479	3,988
NCR Corp. *	74,446	1,876
Novanta, Inc. *	18,919	3,483
Power Integrations, Inc.	30,302	2,869
Qualys, Inc. *	17,740	2,291
Silicon Laboratories, Inc. *	16,906	2,667
Super Micro Computer, Inc. *	24,128	6,014
Synaptics, Inc. *	20,883	1,783
TD SYNNEX Corp.	21,936	2,062
Teradata Corp. *	53,418	2,853
Universal Display Corp.	23,009	3,316
Vishay Intertechnology, Inc.	67,411	1,982
Vontier Corp.	82,224	2,648
The Western Union Co.	197,856	2,321
Wolfspeed, Inc. *	65,768	3,656
Xerox Holdings Corp.	59,710	889

Total		127,263

Materials (7.2%)
Alcoa Corp.	94,261	3,198
AptarGroup, Inc.	34,619	4,011
Ashland Global Holdings, Inc.	25,666	2,231
Avient Corp.	45,232	1,850
Axalta Coating Systems, Ltd. *	117,050	3,840
Berry Global Group, Inc.	62,981	4,052
Cabot Corp.	29,666	1,984
The Chemours Co.	78,809	2,907
Cleveland-Cliffs, Inc. *	272,149	4,561
Commercial Metals Co.	61,880	3,259
Crown Holdings, Inc.	63,457	5,513
Eagle Materials, Inc.	19,049	3,551
Graphic Packaging Holding Co.	162,282	3,900
Greif, Inc. - Class A	13,747	947
Knife River Corp. *	26,899	1,170
Louisiana-Pacific Corp.	38,065	2,854
MP Materials Corp. *	48,801	1,117
NewMarket Corp.	3,509	1,411
Olin Corp.	63,523	3,264
Reliance Steel & Aluminum Co.	31,064	8,437
Royal Gold, Inc.	34,702	3,983
RPM International, Inc.	68,113	6,112
The Scotts Miracle-Gro Co.	21,627	1,356
Sensient Technologies Corp.	22,320	1,588
Silgan Holdings, Inc.	44,272	2,076
Sonoco Products Co.	51,756	3,055
United States Steel Corp.	119,651	2,992
Westlake Corp.	18,209	2,175

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)
Materials continued
Worthington Industries, Inc.	16,036	1,114

Total		88,508

Real Estate (7.3%)
Agree Realty Corp.	49,243	3,220
Apartment Income REIT Corp.	78,832	2,845
Brixmor Property Group, Inc.	158,799	3,494
Corporate Office Properties Trust	59,448	1,412
Cousins Properties, Inc.	80,150	1,827
CubeSmart LP	118,711	5,302
EastGroup Properties, Inc.	23,465	4,073
EPR Properties	39,775	1,861
First Industrial Realty Trust, Inc.	69,872	3,678
Healthcare Realty Trust, Inc.	201,210	3,795
Highwoods Properties, Inc.	55,720	1,332
Independence Realty Trust, Inc.	118,520	2,159
Jones Lang LaSalle, Inc. *	25,237	3,932
Kilroy Realty Corp.	55,694	1,676
Kite Realty Group Trust	115,884	2,589
Lamar Advertising Co. - Class A	46,225	4,588
Life Storage, Inc.	44,959	5,978
Medical Properties Trust, Inc.	316,120	2,927
National Retail Properties, Inc.	96,208	4,117
National Storage Affiliates Trust	43,390	1,511
Omega Healthcare Investors, Inc.	123,824	3,800
Park Hotels & Resorts, Inc.	113,931	1,461
Physicians Realty Trust	125,962	1,762
PotlatchDeltic Corp.	42,225	2,232
Rayonier, Inc.	78,315	2,459
Rexford Industrial Realty, Inc.	106,176	5,544
Sabra Health Care REIT, Inc.	122,155	1,438
Spirit Realty Capital, Inc.	74,656	2,940
STAG Industrial, Inc.	94,776	3,401
Vornado Realty Trust	85,162	1,545

Total		88,898

Utilities (3.3%)
ALLETE, Inc.	30,284	1,756
Black Hills Corp.	35,153	2,118
Essential Utilities, Inc.	127,117	5,073

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Hawaiian Electric Industries, Inc.	57,894	2,096
IDACORP, Inc.	26,739	2,744
National Fuel Gas Co.	48,506	2,491
New Jersey Resources Corp.	51,232	2,418
NorthWestern Corp.	31,594	1,793
OGE Energy Corp.	105,825	3,800
ONE Gas, Inc.	29,244	2,246
Ormat Technologies, Inc.	27,761	2,234
PNM Resources, Inc.	45,352	2,045
Portland General Electric Co.	51,051	2,391
Southwest Gas Holdings, Inc.	34,676	2,207
Spire, Inc.	27,790	1,763
UGI Corp.	110,601	2,983

Total		40,158

Total Common Stocks (Cost: $906,366)		1,203,798

Short-Term Investments (0.1%)
Governments (0.1%)
US Treasury 0.000%, 10/26/23 b	1,130,000	1,111

Total		1,111

Total Short-Term Investments (Cost: $1,112)		1,111

Total Investments (98.5%) (Cost: $907,478)@		1,204,909

Other Assets, Less Liabilities (1.5%)		18,592

Net Assets (100.0%)		1,223,501

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
E-Mini S&P MidCap 400 Future	Long	USD	8	75	09/23	$19,831	$501	$131

							$501	$131

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$131	$131	$–	$–	$–	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
b	Part or all of the security has been pledged as collateral.
@

At June 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $907,478 and the net unrealized appreciation of investments based on that cost was $297,932 which is comprised of $374,302 aggregate gross unrealized appreciation and $76,370 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2023. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,203,798	$—	$—
Short-Term Investments	—	1,111	—
Other Financial Instruments^
Futures	501	—	—

Total Assets:	$1,204,299	$1,111	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio (unaudited)

Sector Allocation 6/30/23

Sector	% of Net Assets

Financials	17.6%

Industrials	16.4%

Health Care	14.5%

Utilities	9.7%

Consumer Staples	8.9%

Real Estate	7.4%

Information Technology	6.7%

Energy	5.2%

Materials	5.2%

Consumer Discretionary	3.3%

Communication Services	2.0%

Short-Term Investments & Other Net Assets	1.8%

Investment Companies	1.3%

Sector Allocation is subject to change.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Mid Cap Value Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

Common Stocks (96.9%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.0%)
BCE Inc.	36,244	1,652
Fox Corp. - Class B	258,137	8,232
Omnicom Group, Inc.	34,206	3,255

Total		13,139

Consumer Discretionary (3.3%)
Aptiv PLC *	22,009	2,247
BorgWarner, Inc.	140,706	6,882
Compagnie Generaledes Etablissements Michelin	152,886	4,519
The Interpublic Group of Companies, Inc.	159,042	6,136
Sodexo SA	15,371	1,693

Total		21,477

Consumer Staples (8.9%)
Conagra Brands, Inc.	419,969	14,161
Dollar Tree, Inc. *	75,002	10,763
Henkel AG & Co. KGaA - Preference Shares	75,469	6,033
The J.M. Smucker Co.	32,069	4,735
Kimberly-Clark Corp.	68,295	9,429
Koninklijke Ahold Delhaize NV	387,662	13,223

Total		58,344

Energy (5.2%)
Baker Hughes	229,683	7,260
Devon Energy Corp.	98,006	4,738
Diamondback Energy, Inc.	37,980	4,989
Enterprise Products Partners LP	407,956	10,750
EQT Corp.	146,477	6,024

Total		33,761

Financials (17.6%)
Aflac, Inc.	106,359	7,424
The Allstate Corp.	134,242	14,638
The Bank of New York Mellon Corp.	309,034	13,758
Capitol Federal Financial, Inc.	296,117	1,827
The Charles Schwab Corp.	93,418	5,295
Comerica, Inc.	7,421	314
First Hawaiian, Inc.	350,345	6,310
The Hanover Insurance Group, Inc.	46,989	5,311
Northern Trust Corp.	198,819	14,740
Prosperity Bancshares, Inc.	65,976	3,726
Reinsurance Group of America, Inc.	61,605	8,544

Common Stocks (96.9%)	Shares/ Par +	Value $ (000’s)
Financials continued
T. Rowe Price Group, Inc.	83,161	9,316
Truist Financial Corp.	236,307	7,172
U.S. Bancorp	126,744	4,188
Westamerica Bancorporation	48,373	1,853
Willis Towers Watson PLC	44,193	10,407

Total		114,823

Health Care (14.5%)
AmerisourceBergen Corp.	34,680	6,673
Becton Dickinson and Co.	12,934	3,415
Cardinal Health, Inc.	67,506	6,384
Centene Corp. *	75,561	5,097
DENTSPLY SIRONA, Inc.	102,044	4,084
Embecta Corp.	157,677	3,406
Envista Holdings Corp. *	147,069	4,977
Henry Schein, Inc. *	155,918	12,645
Hologic, Inc. *	25,937	2,100
Laboratory Corp. of America Holdings	35,625	8,597
Quest Diagnostics, Inc.	74,275	10,440
Smith & Nephew PLC, ADR	23,104	745
Universal Health Services, Inc. - Class B	61,885	9,764
Zimmer Biomet Holdings, Inc.	115,661	16,840

Total		95,167

Industrials (16.4%)
Beacon Roofing Supply, Inc. *	59,637	4,949
Bunzl PLC	86,128	3,279
Cie de Saint-Gobain	137,333	8,366
Cummins, Inc.	18,581	4,555
Emerson Electric Co.	138,601	12,528
General Dynamics Corp.	10,788	2,321
Heartland Express, Inc.	282,822	4,641
Huntington Ingalls Industries, Inc.	44,106	10,039
IMI PLC	153,437	3,206
Legrand SA	26,947	2,673
MSC Industrial Direct Co., Inc. - Class A	103,235	9,836
nVent Electric PLC	128,983	6,665
Oshkosh Corp.	145,613	12,609
Republic Services, Inc.	20,987	3,215

Common Stocks (96.9%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Southwest Airlines Co.	307,984	11,152
VINCI SA	64,008	7,439

Total		107,473

Information Technology (6.7%)
Amdocs, Ltd.	86,055	8,507
Corning, Inc.	85,069	2,981
Electronic Arts, Inc.	28,431	3,687
F5, Inc. *	51,376	7,514
HP, Inc.	206,119	6,330
Juniper Networks, Inc.	166,894	5,229
TE Connectivity, Ltd.	49,727	6,970
Teradyne, Inc.	21,452	2,388

Total		43,606

Materials (5.2%)
Akzo Nobel NV	113,270	9,255
Amcor PLC	798,316	7,967
Axalta Coating Systems, Ltd. *	73,874	2,424
Packaging Corp. of America	84,102	11,115
Sonoco Products Co.	50,761	2,996

Total		33,757

Real Estate (7.4%)
Equinix, Inc.	1,665	1,305
Essex Property Trust, Inc.	32,586	7,635
Healthpeak Properties, Inc.	382,238	7,683
Public Storage	22,439	6,550
Realty Income Corp.	160,545	9,599
Regency Centers Corp.	135,920	8,396
VICI Properties, Inc.	52,788	1,659
Weyerhaeuser Co.	57,110	1,914
WP Carey, Inc.	52,449	3,543

Total		48,284

Utilities (9.7%)
Atmos Energy Corp.	30,089	3,501
Duke Energy Corp.	97,049	8,709
Edison International	208,378	14,472
Evergy, Inc.	96,106	5,615
Eversource Energy	67,922	4,817
NorthWestern Corp.	180,575	10,249
Pinnacle West Capital Corp.	64,968	5,292
Spire, Inc.	174,212	11,052

Total		63,707

Total Common Stocks (Cost: $633,563)		633,538

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio

Investment Companies (1.3%)	Shares/ Par +	Value $ (000’s)
Investment Companies (1.3%)
iShares Russell Mid- Cap Value ETF	78,734	8,648

Total		8,648

Total Investment Companies (Cost: $8,621)		8,648

Total Investments (98.2%) (Cost: $642,184)@		642,186

Other Assets, Less Liabilities (1.8%)		11,891

Net Assets (100.0%)		654,077

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000’s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)		Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Goldman Sachs International	CAD	1,352	1,022	9/29/23	$	—π	$	—π	$	—π
Sell	Morgan Stanley Capital Services LLC	EUR	40,621	44,515	9/29/23		—		(61)		(61)
Sell	Bank of America NA	GBP	4,720	5,995	9/29/23		2		(4)		(2)

							$2		$(65)		$(63)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$ 2	—	$ 2	$ (65)	—	—	$ (65)

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At June 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $642,184 and the net unrealized depreciation of investments based on that cost was $61 which is comprised of $43,249 aggregate gross unrealized appreciation and $43,310 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

π	Amount is less than one thousand.

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2023. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary	$15,265	$6,212	$—
Consumer Staples	39,088	19,256	—
Industrials	82,510	24,963	—
Materials	24,502	9,255	—
All Others	412,487	—	—
Investment Companies	8,648	—	—
Other Financial Instruments^
Forward Foreign Currency Contracts	—	2	—

Total Assets:	$582,500	$59,688	$—

Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts	—	(65)	—

Total Liabilities:	$—	$(65)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio (unaudited)

Sector Allocation 6/30/23

Sector	% of Net Assets

Industrials	21.4%

Health Care	21.3%

Information Technology	20.7%

Consumer Discretionary	10.4%

Materials	4.7%

Financials	4.5%

Consumer Staples	4.5%

Energy	4.1%

Investment Companies	3.0%

Communication Services	2.0%

Real Estate	2.0%

Short-Term Investments & Other Net Assets	1.4%

Sector Allocation is subject to change.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Small Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

Common Stocks (95.6%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.0%)
Bumble, Inc. *	157,989	2,651
Eventbrite, Inc. *	108,093	1,032
Ziff Davis, Inc. *	43,872	3,074
ZoomInfo Technologies, Inc. *	267,789	6,799

Total		13,556

Consumer Discretionary (10.4%)
Century Communities, Inc.	55,389	4,244
Crocs, Inc. *	65,733	7,391
Duolingo, Inc. *	27,421	3,919
European Wax Center, Inc. *	161,632	3,011
Fox Factory Holding Corp. *	71,631	7,773
Leslie’s, Inc. *	343,748	3,228
Patrick Industries, Inc.	34,412	2,753
Texas Roadhouse, Inc.	67,167	7,541
Visteon Corp. *	58,872	8,455
Wingstop, Inc.	40,487	8,104
Wyndham Hotels & Resorts, Inc.	92,381	6,335
YETI Holdings, Inc. *	175,063	6,799

Total		69,553

Consumer Staples (4.5%)
The Beauty Health Co. *	310,918	2,602
The Boston Beer Co., Inc. - Class A *	9,015	2,780
Celsius Holdings, Inc. *	27,567	4,113
Freshpet, Inc. *	76,078	5,007
Lancaster Colony Corp.	27,714	5,573
Performance Food Group Co. *	43,890	2,644
Sovos Brands, Inc. *	372,434	7,285

Total		30,004

Energy (4.1%)
Cactus, Inc.	62,827	2,659
Helmerich & Payne, Inc.	128,487	4,555
Magnolia Oil & Gas Corp.	329,951	6,896
Oasis Petroleum, Inc.	51,430	7,910
SM Energy Co.	173,067	5,474

Total		27,494

Financials (4.5%)
James River Group Holdings, Ltd.	4,297	78
MGIC Investment Corp.	409,916	6,473
Selective Insurance Group, Inc.	31,979	3,068
Shift4 Payments, Inc. *	46,749	3,175

Common Stocks (95.6%)	Shares/ Par +	Value $ (000’s)
Financials continued
Stifel Financial Corp.	93,695	5,591
Synovus Financial Corp.	97,219	2,941
Triumph Financial, Inc.	56,929	3,457
WEX, Inc. *	29,187	5,314

Total		30,097

Health Care (21.3%)
Aclaris Therapeutics, Inc. *	232,146	2,407
Alkermes PLC *	179,008	5,603
AtriCure, Inc. *	95,882	4,733
Blueprint Medicines Corp. *	78,888	4,986
Celldex Therapeutics, Inc. *	75,969	2,578
Crinetics Pharmaceuticals, Inc. *	112,973	2,036
Cytek Biosciences, Inc. *	226,876	1,938
Cytokinetics, Inc. *	88,992	2,903
Denali Therapeutics, Inc. *	113,301	3,343
Encompass Health Corp.	116,998	7,922
Ensign Group, Inc.	53,755	5,131
Geron Corp. *	773,961	2,484
Glaukos Corp. *	55,282	3,937
Haemonetics Corp. *	69,973	5,957
HealthEquity, Inc. *	92,327	5,830
ImmunoGen, Inc. *	221,783	4,185
Inari Medical, Inc. *	67,735	3,938
Inspire Medical Systems, Inc. *	16,295	5,290
Integra LifeSciences Holdings Corp. *	47,623	1,959
Intellia Therapeutics, Inc. *	47,844	1,951
Intra-Cellular Therapies, Inc. *	91,134	5,771
Karuna Therapeutics, Inc. *	10,367	2,248
Kymera Therapeutics, Inc. *	58,834	1,353
Lantheus Holdings, Inc. *	45,062	3,782
Morphic Holding, Inc. *	54,197	3,107
Novocure, Ltd. *	15,961	662
Nuvalent, Inc. - Class A *	55,500	2,340
Omnicell, Inc. *	78,841	5,808
Owens & Minor, Inc. *	144,534	2,752
Prothena Corp. PLC *	45,380	3,099

Common Stocks (95.6%)	Shares/ Par +	Value $ (000’s)
Health Care continued
PTC Therapeutics, Inc. *	49,344	2,007
QuidelOrtho Corp. *	35,295	2,925
Revance Therapeutics, Inc. *	120,051	3,038
Revolution Medicines, Inc. *	117,269	3,137
Sage Therapeutics, Inc. *	49,583	2,331
Shockwave Medical, Inc. *	8,432	2,407
Syndax Pharmaceuticals, Inc. *	104,534	2,188
Ultragenyx Pharmaceutical, Inc. *	39,666	1,830
Vaxcyte, Inc. *	91,197	4,554
Ventyx Biosciences, Inc. *	108,726	3,566
Veracyte, Inc. *	92,778	2,363
Zentalis Pharmaceuticals, Inc. *	61,727	1,741

Total		142,120

Industrials (21.4%)
Ameresco, Inc. *	54,254	2,638
Applied Industrial Technologies, Inc.	57,187	8,282
The AZEK Co., Inc. *	160,102	4,849
Boise Cascade Co.	38,284	3,459
CACI International, Inc. - Class A *	17,817	6,073
Casella Waste Systems, Inc. - Class A *	48,959	4,428
Ceridian HCM Holding, Inc. *	37,877	2,537
Chart Industries, Inc. *	43,245	6,910
Clean Harbors, Inc. *	20,892	3,435
Comfort Systems USA, Inc.	21,086	3,462
Curtiss-Wright Corp.	34,606	6,356
ExlService Holdings, Inc. *	27,563	4,164
Exponent, Inc.	16,105	1,503
Fluor Corp. *	151,562	4,486
Herc Holdings, Inc.	25,395	3,475
Hillman Solutions Corp. *	488,098	4,398
Insperity, Inc.	51,031	6,071
ITT, Inc.	61,143	5,699
John Bean Technologies Corp.	65,523	7,948

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio

Common Stocks (95.6%)	Shares/ Par +	Value $ (000’s)
Industrials continued
KBR, Inc.	98,437	6,404
Rush Enterprises, Inc.	54,354	3,301
Shoals Technologies Group, Inc. *	214,381	5,480
SPX Technologies, Inc. *	72,272	6,141
Tetra Tech, Inc.	16,811	2,753
TriNet Group, Inc. *	31,109	2,954
Verra Mobility Corp. *	454,184	8,957
Vicor Corp. *	48,219	2,604
WillScot Mobile Mini Holdings Corp. *	144,906	6,925
Zurn Water Solutions Corp.	284,180	7,642

Total		143,334

Information Technology (20.7%)
Alarm.com Holdings, Inc. *	95,283	4,924
Axcelis Technologies, Inc. *	35,457	6,500
Blackbaud, Inc. *	75,615	5,382
Braze, Inc. *	82,927	3,631
Cirrus Logic, Inc. *	47,380	3,838
DigitalOcean Holdings, Inc. *	96,924	3,891
EngageSmart, Inc. *	267,295	5,103
Fabrinet *	61,912	8,041
Five9, Inc. *	35,470	2,925
Grid Dynamics Holdings, Inc. *	108,735	1,006
Guidewire Software, Inc. *	59,713	4,543
Insight Enterprises, Inc. *	46,369	6,786
Intapp, Inc. *	79,552	3,334
Littelfuse, Inc.	13,852	4,035
Manhattan Associates, Inc. *	18,865	3,771
MKS Instruments, Inc.	42,823	4,629
Novanta, Inc. *	41,187	7,583
Onto Innovation, Inc. *	42,106	4,904
Perficient, Inc. *	51,547	4,295
Power Integrations, Inc.	79,556	7,532
PowerSchool Holdings, Inc. *	265,224	5,076
Rambus, Inc. *	73,017	4,686
Rapid7, Inc. *	24,867	1,126
Silicon Laboratories, Inc. *	31,578	4,981
Sprinklr, Inc. *	207,189	2,865
Sprout Social, Inc. *	99,815	4,607
Squarespace, Inc. *	154,410	4,870
Super Micro Computer, Inc. *	32,694	8,149
Workiva, Inc. *	50,794	5,164

Total		138,177

Common Stocks (95.6%)	Shares/ Par +	Value $ (000’s)
Materials (4.7%)
Axalta Coating Systems, Ltd. *	200,114	6,566
Cabot Corp.	106,717	7,138
Ingevity Corp. *	55,508	3,228
Livent Corp. *	319,923	8,776
Louisiana-Pacific Corp.	77,981	5,847

Total		31,555

Real Estate (2.0%)
Agree Realty Corp.	47,251	3,090
Phillips Edison & Co., Inc.	176,526	6,016
Ryman Hospitality Properties, Inc.	43,590	4,050

Total		13,156

Total Common Stocks (Cost: $556,992)		639,046

Investment Companies (3.0%)
Investment Companies (3.0%)
iShares Russell 2000 Growth ETF	83,780	20,330

Total		20,330

Total Investment Companies (Cost: $18,816)		20,330

Total Investments (98.6%) (Cost: $575,808)@		659,376

Other Assets, Less Liabilities (1.4%)		9,259

Net Assets (100.0%)		668,635

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At June 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $575,808 and the net unrealized appreciation of investments based on that cost was $83,568 which is comprised of $113,578 aggregate gross unrealized appreciation and $30,010 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2023. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$639,046	$—	$—
Investment Companies	20,330	—	—

Total Assets:	$659,376	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio (unaudited)

Sector Allocation 6/30/23

Sector	% of Net Assets
Industrials	17.8%
Financials	15.9%
Information Technology	14.2%
Consumer Discretionary	13.5%
Health Care	10.8%
Real Estate	7.6%
Materials	5.7%
Consumer Staples	4.9%
Energy	4.6%
Communication Services	2.5%
Utilities	2.1%
Short-Term Investments & Other Net Assets	0.4%

Sector Allocation is subject to change.

Index 600 Stock Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.5%)
AMC Networks, Inc. - Class A *	11,861	142
ATN International, Inc.	4,305	158
CarGurus, Inc. *	36,216	820
Cars.com, Inc. *	25,154	498
Cinemark Holdings, Inc. *	43,859	724
Cogent Communications Holdings, Inc.	17,427	1,173
Consolidated Communications Holdings, Inc. *	30,545	117
DISH Network Corp. - Class A *	102,554	676
The E.W. Scripps Co. - Class A *	23,716	217
Gogo, Inc. *	26,587	452
John Wiley & Sons, Inc. - Class A	17,310	589
Lumen Technologies, Inc.	374,521	846
The Marcus Corp.	9,992	148
QuinStreet, Inc. *	20,995	185
Scholastic Corp.	11,833	460
Shenandoah Telecommunications Co.	20,371	396
Shutterstock, Inc.	9,791	476
TechTarget, Inc. *	10,472	326
Telephone and Data Systems, Inc.	40,059	330
Thryv Holdings, Inc. *	12,564	309
Yelp, Inc. *	27,902	1,016

Total		10,058

Consumer Discretionary (13.5%)
The Aaron’s Co., Inc.	12,656	179
Abercrombie & Fitch Co. - Class A *	20,290	765
Academy Sports & Outdoors, Inc.	31,248	1,689
Adtalem Global Education, Inc. *	17,680	607
American Axle & Manufacturing Holdings, Inc. *	47,776	395
American Eagle Outfitters, Inc.	74,398	878
America’s Car-Mart, Inc. *	2,350	234
Asbury Automotive Group, Inc. *	8,729	2,099
BJ’s Restaurants, Inc. *	9,549	304
Bloomin’ Brands, Inc.	35,388	952

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Boot Barn Holdings, Inc. *	12,086	1,024
Brinker International, Inc. *	17,959	657
The Buckle, Inc.	12,071	418
Caleres, Inc.	14,857	356
Cavco Industries, Inc. *	3,277	967
Century Communities, Inc.	11,557	885
The Cheesecake Factory, Inc.	19,362	670
Chico’s FAS, Inc. *	50,045	268
Chuy’s Holdings, Inc. *	7,349	300
Cracker Barrel Old Country Store, Inc.	8,979	837
Dana Holding Corp.	52,059	885
Dave & Buster’s Entertainment, Inc. *	16,235	723
Designer Brands, Inc.	20,673	209
Dine Brands Global, Inc.	6,356	369
Dorman Products, Inc. *	11,478	905
El Pollo Loco Holdings, Inc.	7,588	67
Ethan Allen Interiors, Inc.	9,251	262
Frontdoor, Inc. *	33,131	1,057
Gentherm, Inc. *	13,427	759
G-III Apparel Group, Ltd. *	16,634	321
Golden Entertainment, Inc. *	8,976	375
Green Brick Partners, Inc. *	10,883	618
Group 1 Automotive, Inc.	5,733	1,480
Guess?, Inc.	12,144	236
Hanesbrands, Inc.	141,686	643
Haverty Furniture Cos., Inc.	5,571	168
Hibbett, Inc.	5,169	188
Installed Building Products, Inc.	9,441	1,323
iRobot Corp. *	11,039	499
Jack in the Box, Inc.	8,351	814
Kontoor Brands, Inc.	20,231	852
La-Z-Boy, Inc.	17,488	501
LCI Industries	10,252	1,295
Leslie’s, Inc. *	60,379	567
LGI Homes, Inc. *	8,395	1,132
M.D.C. Holdings, Inc.	23,706	1,109
M/I Homes, Inc. *	11,284	984
MarineMax, Inc. *	8,838	302
Meritage Homes Corp.	14,901	2,120

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Mister Car Wash, Inc. *	32,251	311
Monarch Casino & Resort, Inc.	5,412	381
Monro, Inc.	12,730	517
Movado Group, Inc.	6,499	174
National Vision Holdings, Inc. *	31,652	769
The ODP Corp. *	13,771	645
Oxford Industries, Inc.	6,013	592
Patrick Industries, Inc.	8,596	688
Perdoceo Education Corp. *	27,358	336
Rent-A-Center, Inc.	20,405	635
Sabre Corp. *	134,616	429
Sally Beauty Holdings, Inc. *	43,606	539
Shake Shack, Inc. - Class A *	15,176	1,179
Shoe Carnival, Inc.	6,915	162
Signet Jewelers, Ltd.	18,291	1,194
Six Flags Entertainment Corp. *	30,053	781
Sleep Number Corp. *	8,956	244
Sonic Automotive, Inc. - Class A	6,449	307
Sonos, Inc. *	52,015	849
Standard Motor Products, Inc.	7,638	287
Steven Madden, Ltd.	28,963	947
Strategic Education, Inc.	9,073	615
Stride, Inc. *	16,574	617
Sturm, Ruger & Co., Inc.	7,179	380
TRI Pointe Homes, Inc. *	40,576	1,333
Urban Outfitters, Inc. *	24,395	808
Victoria’s Secret & Co. *	31,752	553
Vista Outdoor, Inc. *	23,143	640
Winnebago Industries, Inc.	12,386	826
Wolverine World Wide, Inc.	32,199	473
XPEL, Inc. *	7,947	669

Total		54,127

Consumer Staples (4.9%)
The Andersons, Inc.	12,756	589
B&G Foods, Inc.	29,271	407
Calavo Growers, Inc.	7,193	209
Cal-Maine Foods, Inc.	15,401	693
Central Garden & Pet Co. *	3,901	151

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Consumer Staples continued
Central Garden & Pet Co. - Class A *	16,743	610
The Chefs’ Warehouse, Inc. *	14,266	510
e.l.f. Beauty, Inc. *	20,522	2,344
Edgewell Personal Care Co.	20,743	857
Fresh Del Monte Produce, Inc.	12,449	320
The Hain Celestial Group, Inc. *	36,262	454
Hostess Brands, Inc. *	53,847	1,363
Inter Parfums, Inc.	7,266	983
J & J Snack Foods Corp.	6,087	964
John B. Sanfilippo & Son, Inc.	3,630	426
Medifast, Inc.	4,413	407
MGP Ingredients, Inc.	6,246	664
National Beverage Corp. *	9,459	457
Nu Skin Enterprises, Inc.	20,231	672
PriceSmart, Inc.	10,180	754
Seneca Foods Corp. - Class A *	2,125	69
The Simply Good Foods Co. *	34,287	1,255
SpartanNash Co.	14,238	320
Tootsie Roll Industries, Inc.	7,290	258
TreeHouse Foods, Inc. *	20,542	1,035
United Natural Foods, Inc. *	24,078	471
Universal Corp.	9,952	497
USANA Health Sciences, Inc. *	4,539	286
Vector Group, Ltd.	53,744	688
WD-40 Co.	5,502	1,038

Total		19,751

Energy (4.6%)
Archrock, Inc.	54,644	560
Baytex Energy Corp. *	2,903	9
Bristow Group, Inc. *	9,545	274
California Resources Corp.	28,593	1,295
Callon Petroleum Co. *	20,818	730
Civitas Resources, Inc.	19,886	1,379
Comstock Resources, Inc.	37,124	431
CONSOL Energy, Inc.	12,923	876
Core Laboratories, Inc.	18,919	440
CVR Energy, Inc.	11,817	354
Dorian LPG, Ltd.	12,909	331
Dril-Quip, Inc. *	13,813	321
Green Plains, Inc. *	24,125	778
Helix Energy Solutions Group, Inc. *	57,746	426

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Energy continued
Helmerich & Payne, Inc.	41,594	1,475
Laredo Petroleum, Inc. *	7,539	340
Nabors Industries, Ltd. *	3,664	341
NexTier Oilfield Solutions, Inc. *	60,746	543
Northern Oil and Gas, Inc.	32,818	1,126
Oceaneering International, Inc. *	40,859	764
Oil States International, Inc. *	25,935	194
Par Pacific Holdings, Inc. *	22,764	606
Patterson-UTI Energy, Inc.	84,433	1,011
ProPetro Holding Corp. *	39,274	324
REX American Resources Corp. *	6,167	215
RPC, Inc.	33,674	241
SM Energy Co.	48,854	1,545
Talos Energy, Inc. *	43,771	607
US Silica Holdings, Inc. *	31,554	383
World Fuel Services Corp.	25,184	521

Total		18,440

Financials (15.9%)
Ambac Financial Group, Inc. *	18,370	262
American Equity Investment Life Holding Co.	25,593	1,334
Ameris Bancorp	26,436	904
AMERISAFE, Inc.	7,764	414
Apollo Commercial Real Estate Finance, Inc.	52,710	597
Arbor Realty Trust, Inc.	73,552	1,090
ARMOUR Residential REIT, Inc.	79,245	422
Artisan Partners Asset Management, Inc.	27,747	1,091
Assured Guaranty, Ltd.	24,038	1,341
Atlantic Union Bankshares Corp.	30,397	789
Axos Financial, Inc. *	21,326	841
B. Riley Financial, Inc.	6,388	294
Banc of California, Inc.	21,734	252
BancFirst Corp.	7,068	650
The Bancorp, Inc. *	22,169	724
Bank of Hawaii Corp.	16,071	663
BankUnited, Inc.	30,163	650
Banner Corp.	13,919	608
Berkshire Hills Bancorp, Inc.	17,949	372

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Financials continued
Blucora, Inc. *	15,644	350
Brightsphere Investment Group, Inc.	13,121	275
Brookline Bancorp, Inc.	35,589	311
Capitol Federal Financial, Inc.	51,336	317
Central Pacific Financial Corp.	10,954	172
City Holding Co.	6,107	550
Community Bank System, Inc.	21,777	1,021
Customers Bancorp, Inc. *	11,909	360
CVB Financial Corp.	53,075	705
Dime Community Bancshares, Inc.	13,223	233
Donnelley Financial Solutions, Inc. *	10,259	467
Eagle Bancorp, Inc.	12,454	264
Ellington Financial, Inc.	25,856	357
Employers Holdings, Inc.	10,894	408
Encore Capital Group, Inc. *	9,520	463
Enova International, Inc. *	12,654	672
EVERTEC, Inc.	26,377	971
EZCORP, Inc. - Class A *	21,263	178
FB Financial Corp.	14,232	399
First Bancorp	89,492	1,385
First Commonwealth Financial Corp.	41,704	528
First Financial Bancorp	38,569	788
First Hawaiian, Inc.	51,720	931
Franklin BSP Realty Trust, Inc.	33,347	472
Fulton Financial Corp.	67,076	800
Genworth Financial, Inc. - Class A *	193,751	969
Green Dot Corp. - Class A *	18,779	352
Hanmi Financial Corp.	12,169	182
HCI Group, Inc.	2,792	172
Heritage Financial Corp.	14,218	230
Hilltop Holdings, Inc.	18,714	589
Hope Bancorp, Inc.	48,634	409
Horace Mann Educators Corp.	16,555	491
Independent Bank Corp.	17,886	796
Independent Bank Group, Inc.	14,394	497
Invesco Mortgage Capital, Inc.	16,884	194
James River Group Holdings, Ltd.	15,234	278

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Financials continued
KKR Real Estate Finance Trust, Inc.	23,531	286
Lakeland Financial Corp.	10,309	500
Mercury General Corp.	10,772	326
Meta Financial Group, Inc.	10,910	506
Moelis & Co.	26,981	1,223
Mr. Cooper Group, Inc. *	27,585	1,397
National Bank Holding Corp. - Class A	15,287	444
Navient Corp.	39,985	743
NBT Bancorp, Inc.	17,389	554
New York Mortgage Trust, Inc.	36,960	367
NMI Holdings, Inc. - Class A *	33,762	872
Northfield Bancorp, Inc.	16,578	182
Northwest Bancshares, Inc.	51,497	546
OFG Bancorp	19,265	502
Pacific Premier Bancorp, Inc.	38,843	803
PacWest Bancorp	47,845	390
Palomar Holdings, Inc. *	10,077	585
Park National Corp.	5,836	597
Payoneer Global, Inc. *	83,533	402
PennyMac Mortgage Investment Trust	35,482	478
Piper Sandler Cos.	5,981	773
PRA Group, Inc. *	15,874	363
Preferred Bank	5,357	295
ProAssurance Corp.	21,903	331
PROG Holdings, Inc. *	18,949	609
Provident Financial Services, Inc.	30,596	500
Radian Group, Inc.	63,373	1,602
Ready Capital Corp.	65,404	738
Redwood Trust, Inc.	46,220	294
Renasant Corp.	22,736	594
S&T Bancorp, Inc.	15,795	429
Safety Insurance Group, Inc.	6,026	432
Seacoast Banking Corp. of Florida	33,956	750
ServisFirst Bancshares, Inc.	19,804	810
Simmons First National Corp. - Class A	51,612	890
SiriusPoint, Ltd. *	34,634	313
Southside Bancshares, Inc.	11,911	312
Stellar Bancorp, Inc.	18,365	420
Stewart Information Services Corp.	11,045	454
StoneX Group, Inc. *	7,147	594

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Financials continued
Tompkins Financial Corp.	5,100	284
Triumph Financial, Inc.	8,906	541
Trupanion, Inc. *	14,355	282
TrustCo Bank Corp.	7,710	221
Trustmark Corp.	24,753	523
Two Harbors Investment Corp.	39,194	544
United Community Banks, Inc.	46,675	1,166
United Fire Group, Inc.	8,799	199
Universal Insurance Holdings, Inc.	11,460	177
Veritex Holdings, Inc.	22,000	394
Virtus Investment Partners, Inc.	2,777	548
Walker & Dunlop, Inc.	12,569	994
Washington Federal, Inc.	26,666	707
Westamerica Bancorporation	10,802	414
WisdomTree Investments, Inc.	45,987	315
World Acceptance Corp. *	1,400	188
WSFS Financial Corp.	24,910	940

Total		63,477

Health Care (10.8%)
AdaptHealth LLC *	31,001	377
Addus HomeCare Corp. *	6,568	609
Agiliti, Inc. *	13,592	224
Allscripts Healthcare Solutions, Inc. *	44,294	558
AMN Healthcare Services, Inc. *	16,069	1,753
Amphastar Pharmaceuticals, Inc. *	15,260	877
AngioDynamics, Inc. *	16,363	171
ANI Pharmaceuticals, Inc. *	5,643	304
Anika Therapeutics, Inc. *	5,913	154
Apollo Medical Holdings, Inc. *	16,329	516
Arcus Biosciences, Inc. *	21,339	433
Artivion, Inc. *	16,510	284
Avanos Medical, Inc. *	18,916	483
Avid Bioservices, Inc. *	25,354	354
BioLife Solutions, Inc. *	14,093	311
Catalyst Pharmaceuticals, Inc. *	39,520	531
Certara, Inc. *	42,759	779
Coherus Biosciences, Inc. *	26,548	113

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Collegium Pharmaceutical, Inc. *	14,182	305
Community Health Systems, Inc. *	53,100	234
Computer Programs and Systems, Inc. *	5,844	144
CONMED Corp.	12,393	1,684
Corcept Therapeutics, Inc. *	36,639	815
CorVel Corp. *	3,686	713
Cross Country Healthcare, Inc. *	13,836	389
Cytek Biosciences, Inc. *	33,057	282
Cytokinetics, Inc. *	38,768	1,265
Dynavax Technologies Corp. *	48,443	626
Embecta Corp.	23,224	502
Emergent BioSolutions, Inc. *	18,250	134
Enanta Pharmaceuticals, Inc. *	8,187	175
Enhabit, Inc. *	20,309	234
Ensign Group, Inc.	22,691	2,166
Fulgent Genetics, Inc. *	8,068	299
Glaukos Corp. *	19,541	1,391
Harmony Biosciences Holdings, Inc. *	12,150	428
HealthStream, Inc.	9,827	241
Innoviva, Inc. *	23,896	304
Integer Holdings Corp. *	13,487	1,195
Ironwood Pharmaceuticals, Inc. *	54,797	583
iTeos Therapeutics, Inc. *	10,378	137
LeMaitre Vascular, Inc.	7,903	532
Ligand Pharmaceuticals, Inc. - Class B *	6,650	479
MEDNAX, Inc. *	33,474	476
Merit Medical Systems, Inc. *	23,303	1,949
Mesa Laboratories, Inc.	2,037	262
ModivCare, Inc. *	5,147	233
Myriad Genetics, Inc. *	33,058	766
NeoGenomics, Inc. *	51,712	831
NextGen Healthcare, Inc. *	21,684	352
NuVasive, Inc. *	21,261	884
OmniAb, Inc. - 12.50 Earnout Consideration *,Æ	2,585	–
OmniAb, Inc. - 15.00 Earnout Consideration *,Æ	2,585	–

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Health Care continued
OraSure Technologies, Inc. *	29,845	150
Orthofix Medical, Inc. *	14,209	257
Owens & Minor, Inc. *	30,889	588
Pacira Biosciences, Inc. *	18,640	747
Phibro Animal Health Corp. - Class A	8,351	114
Prestige Consumer
Healthcare, Inc. *	20,137	1,197
Privia Health Group, Inc. *	37,976	992
RadNet, Inc. *	23,248	758
REGENXBIO, Inc. *	15,335	307
Schrodinger, Inc. *	21,741	1,085
Select Medical Holdings Corp.	42,253	1,346
Simulations Plus, Inc.	6,405	278
Supernus Pharmaceuticals, Inc. *	22,085	664
Tandem Diabetes Care, Inc. *	26,195	643
UFP Technologies, Inc. *	2,808	544
uniQure NV *	16,976	195
US Physical Therapy, Inc.	5,971	725
Vanda Pharmaceuticals, Inc. *	23,337	154
Varex Imaging Corp. *	16,376	386
Vericel Corp. *	19,284	724
Vir Biotechnology, Inc. *	30,957	759
Xencor, Inc. *	24,483	611
Zynex, Inc. *	9,180	88

Total		43,153

Industrials (17.8%)
3D Systems Corp. *	53,186	528
AAON, Inc.	17,372	1,647
AAR Corp. *	13,362	772
ABM Industries, Inc.	26,789	1,143
Aerojet Rocketdyne Holdings, Inc. *	30,764	1,688
Aerovironment, Inc. *	10,240	1,047
Alamo Group, Inc.	4,183	769
Albany International Corp. - Class A	12,635	1,179
Allegiant Travel Co. *	6,351	802
American Woodmark Corp. *	6,743	515
Apogee Enterprises, Inc.	9,034	429
Applied Industrial Technologies, Inc.	15,667	2,269
ArcBest Corp.	9,708	959
Arcosa, Inc.	19,633	1,488
Astec Industries, Inc.	9,209	418
AZZ, Inc.	10,096	439

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Barnes Group, Inc.	20,516	866
Boise Cascade Co.	16,047	1,450
Brady Corp. - Class A	18,689	889
CIRCOR International, Inc. *	8,265	467
Comfort Systems USA, Inc.	14,497	2,380
CoreCivic, Inc. *	46,071	433
CSG Systems International, Inc.	12,320	650
Deluxe Corp.	17,618	308
DXP Enterprises, Inc. *	5,912	215
Dycom Industries, Inc. *	11,898	1,352
Encore Wire Corp.	7,281	1,354
Enerpac Tool Group Corp.	23,179	626
EnPro Industries, Inc.	8,463	1,130
ESCO Technologies, Inc.	10,442	1,082
Federal Signal Corp.	24,678	1,580
Forrester Research, Inc. *	4,629	135
Forward Air Corp.	10,520	1,116
Franklin Electric Co., Inc.	15,727	1,618
The GEO Group, Inc. *	51,083	366
Gibraltar Industries, Inc. *	12,328	776
GMS, Inc. *	16,742	1,159
Granite Construction, Inc.	17,786	707
The Greenbrier Cos., Inc.	12,940	558
Griffon Corp.	19,245	776
Harsco Corp. *	32,320	319
Hawaiian Holdings, Inc. *	20,804	224
Healthcare Services Group, Inc.	30,070	449
Heartland Express, Inc.	18,886	310
Heidrick & Struggles International, Inc.	8,244	218
Hillenbrand, Inc.	28,199	1,446
HNI Corp.	18,813	530
Hub Group, Inc. - Class A *	13,282	1,067
Insteel Industries, Inc.	7,882	245
Interface, Inc.	23,539	207
John Bean Technologies Corp.	12,898	1,564
Kaman Corp.	11,419	278
KAR Auction Services, Inc. *	44,265	674
Kelly Services, Inc. - Class A	13,275	234
Kennametal, Inc.	32,540	924
Korn Ferry	21,242	1,052
Lindsay Corp.	4,462	532

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Liquidity Services, Inc. *	9,383	155
Marten Transport, Ltd.	23,371	502
Masterbrand, Inc. *	52,091	606
Matson, Inc.	14,533	1,130
Matthews International Corp. - Class A	12,344	526
MillerKnoll, Inc.	30,656	453
Moog, Inc. - Class A	11,638	1,262
Mueller Industries, Inc.	23,100	2,016
MYR Group, Inc. *	6,772	937
National Presto Industries, Inc.	2,092	153
NOW, Inc. *	43,365	449
NV5 Global, Inc. *	5,095	564
PGT Innovations, Inc. *	23,804	694
Pitney Bowes, Inc.	67,522	239
Powell Industries, Inc.	3,778	229
Proto Labs, Inc. *	10,622	371
Quanex Building Products Corp.	13,474	362
Resideo Technologies, Inc. *	59,634	1,053
Resources Connection, Inc.	12,942	203
RXO, Inc. *	47,391	1,074
SkyWest, Inc. *	18,013	733
SPX Technologies, Inc. *	18,442	1,567
Standex International Corp.	4,825	683
Sun Country Airlines Holdings, Inc. *	14,827	333
SunPower Corp. *	34,755	341
Tennant Co.	7,503	609
Titan International, Inc. *	20,727	238
Trinity Industries, Inc.	32,894	846
Triumph Group, Inc. *	26,356	326
TrueBlue, Inc. *	12,575	223
TTEC Holdings, Inc.	7,632	258
UniFirst Corp.	6,121	949
Veritiv Corp.	5,491	690
Verra Mobility Corp. *	56,692	1,118
Viad Corp. *	8,671	233
Wabash National Corp.	19,245	493

Total		70,976

Information Technology (14.2%)
8x8, Inc. *	47,232	200
A10 Networks, Inc.	26,088	381
Adeia, Inc.	43,102	475
Adtran Holdings, Inc.	29,434	310
Advanced Energy Industries, Inc.	15,214	1,696
Agilysys, Inc. *	8,072	554
Alarm.com Holdings, Inc. *	20,204	1,044

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Alliance Data Systems Corp.	20,319	638
Alpha & Omega Semiconductor, Ltd. *	9,031	296
Arlo Technologies, Inc. *	37,286	407
Avid Technology, Inc. *	13,499	344
Axcelis Technologies, Inc. *	13,258	2,431
Badger Meter, Inc.	11,882	1,753
Benchmark Electronics, Inc.	14,355	371
Cerence, Inc. *	16,341	478
CEVA, Inc. *	9,497	243
Clearfield, Inc. *	5,132	243
Cohu, Inc. *	19,271	801
Consensus Cloud Solutions, Inc. *	7,094	220
Corsair Gaming, Inc. *	16,783	298
CTS Corp.	12,786	545
Digi International, Inc. *	14,539	573
Digital Turbine, Inc. *	36,595	340
Diodes, Inc. *	18,531	1,714
DoubleVerify Holdings, Inc. *	35,722	1,390
Ebix, Inc.	9,521	240
ePlus, Inc. *	10,907	614
Extreme Networks, Inc. *	52,284	1,362
Fabrinet *	14,712	1,911
FormFactor, Inc. *	31,270	1,070
Harmonic, Inc. *	45,134	730
Ichor Holdings, Ltd. *	11,782	442
Insight Enterprises, Inc. *	11,731	1,717
InterDigital, Inc.	10,839	1,046
Itron, Inc. *	18,411	1,327
Knowles Corp. *	37,058	669
Kulicke and Soffa Industries, Inc.	22,933	1,363
LiveRamp Holdings, Inc. *	26,235	749
MaxLinear, Inc. - Class A *	29,828	941
Methode Electronics, Inc. - Class A	14,589	489
N-able, Inc. *	27,303	393
NETGEAR, Inc. *	11,890	168
NetScout Systems, Inc. *	27,326	846
OneSpan, Inc. *	14,712	218
Onto Innovation, Inc. *	19,838	2,311
OSI Systems, Inc. *	6,306	743
PC Connection, Inc.	4,535	204
PDF Solutions, Inc. *	12,123	547
Perficient, Inc. *	14,122	1,177
Photronics, Inc. *	25,324	653
Plexus Corp. *	11,207	1,101

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Progress Software Corp.	17,553	1,020
Rambus, Inc. *	44,119	2,831
Rogers Corp. *	7,543	1,221
Sanmina Corp. *	23,652	1,425
ScanSource, Inc. *	10,111	299
Semtech Corp. *	25,927	660
SiTime Corp. *	6,674	787
SMART Global Holdings, Inc. *	19,897	577
SPS Commerce, Inc. *	14,807	2,844
TTM Technologies, Inc. *	41,583	578
Ultra Clean Holdings, Inc. *	18,119	697
Veeco Instruments, Inc. *	20,957	538
ViaSat, Inc. *	30,955	1,277
Viavi Solutions, Inc. *	90,166	1,022
Xperi, Inc. *	17,559	231

Total		56,783

Materials (5.7%)
AdvanSix, Inc.	11,176	391
Allegheny
Technologies, Inc. *	52,101	2,304
American Vanguard Corp.	11,131	199
Arconic Corp. *	40,636	1,202
Balchem Corp.	13,063	1,761
Carpenter Technology Corp.	19,678	1,105
Century Aluminum Co. *	20,884	182
Clearwater Paper Corp. *	6,859	215
Compass Minerals International, Inc.	13,849	471
FutureFuel Corp.	10,628	94
H.B. Fuller Co.	21,819	1,560
Hawkins, Inc.	7,680	366
Haynes International, Inc.	5,134	261
Ingevity Corp. *	13,843	805
Innospec, Inc.	10,079	1,012
Kaiser Aluminum Corp.	6,479	464
Koppers Holdings, Inc.	8,448	288
Livent Corp. *	72,833	1,998
Materion Corp.	8,355	954
Mercer International, Inc.	16,223	131
Minerals Technologies, Inc.	13,192	761
Myers Industries, Inc.	14,896	289
O-I Glass, Inc. *	62,939	1,343
Olympic Steel, Inc.	3,962	194
Quaker Chemical Corp.	5,539	1,080
Schweitzer-Mauduit International, Inc.	22,230	336

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Materials continued
Stepan Co.	8,603	822
SunCoke Energy, Inc.	33,937	267
Sylvamo Corp.	12,941	524
TimkenSteel Corp. *	15,830	341
Trinseo PLC	14,250	181
Warrior Met Coal, Inc.	21,071	821

Total		22,722

Real Estate (7.6%)
Acadia Realty Trust	38,595	555
Alexander & Baldwin, Inc.	29,416	547
American Assets Trust, Inc.	21,164	406
Armada Hoffler Properties, Inc.	27,528	322
Brandywine Realty Trust	69,699	324
CareTrust REIT, Inc.	40,315	801
Centerspace	6,062	372
Chatham Lodging Trust	19,808	185
Community Healthcare Trust, Inc.	9,823	324
Cushman & Wakefield PLC *	66,269	542
DiamondRock Hospitality Co.	85,046	681
Douglas Emmett, Inc.	68,828	865
Easterly Government Properties, Inc.	38,025	551
Essential Properties Realty Trust, Inc.	60,321	1,420
eXp World Holdings, Inc.	29,854	605
Four Corners Property Trust, Inc.	35,331	897
Getty Realty Corp.	18,249	617
Global Net Lease, Inc.	42,083	433
Hudson Pacific Properties, Inc.	51,972	219
Innovative Industrial Properties, Inc.	11,364	830
iStar, Inc.	16,331	388
JBG SMITH Properties	39,298	591
Kennedy-Wilson Holdings, Inc.	48,022	784
LTC Properties, Inc.	16,773	554
LXP Industrial Trust	118,575	1,156
The Macerich Co.	87,186	983
Marcus & Millichap, Inc.	9,823	310
NexPoint Residential Trust, Inc.	9,257	421
Office Properties
Income Trust	19,953	154
Orion Office REIT, Inc.	23,329	154
OUTFRONT Media, Inc.	59,514	936
Pebblebrook Hotel Trust	49,905	696

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Common Stocks (99.6%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Phillips Edison & Co., Inc.	47,535	1,620
RE/MAX Holdings, Inc. - Class A	7,292	140
Realogy Holdings Corp. *	44,735	299
Retail Opportunity Investments Corp.	51,080	690
RPT Realty	35,137	367
Saul Centers, Inc.	5,143	189
Service Properties Trust	67,060	583
SITE Centers Corp.	73,782	975
SL Green Realty Corp.	26,094	784
The St. Joe Co.	13,723	663
Summit Hotel Properties, Inc.	43,567	284
Sunstone Hotel Investors, Inc.	83,938	850
Tanger Factory Outlet Centers, Inc.	42,631	941
Uniti Group, Inc.	96,708	447
Universal Health Realty Income Trust	5,148	245
Urban Edge Properties	47,653	735
Urstadt Biddle Properties, Inc. - Class A	11,739	250
Veris Residential, Inc. *	32,328	519
Washington Real Estate Investment Trust	35,561	585
Whitestone REIT	19,100	185
Xenia Hotels &
Resorts, Inc.	44,382	546

Total		30,520

Utilities (2.1%)
American States Water Co.	14,982	1,304
Avista Corp.	30,691	1,205
California Water Service Group	22,684	1,171
Chesapeake Utilities Corp.	7,208	858
Middlesex Water Co.	7,165	578
Northwest Natural Holding Co.	14,566	627
Otter Trail Corp.	16,904	1,335
SJW Group	11,256	789
Unitil Corp.	6,514	330

Total		8,197

Total Common Stocks (Cost: $349,538)		398,204

Short-Term Investments (0.0%)	Shares/ Par +	Value $ (000’s)
Governments (0.0%)
US Treasury 0.000%, 10/26/23 b	90,000	89

Total		89

Total Short-Term Investments (Cost: $89)		89

Total Investments (99.6%) (Cost: $349,627)@		398,293

Other Assets, Less Liabilities (0.4%)		1,433

Net Assets (100.0%)		399,726

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
E-mini Russell 2000 Index Futures	Long	USD	1	15	9/23	$1,428	$9	$7

							$9	$7

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$–	$7	$7	$–	$–	$–	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
b	Part or all of the security has been pledged as collateral.
@

At June 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $349,627 and the net unrealized appreciation of investments based on that cost was $48,675 which is comprised of $97,719 aggregate gross unrealized appreciation and $49,044 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2023. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$398,204	$—	$—
Short-Term Investments	—	89	—
Other Financial Instruments^
Futures	9	—	—

Total Assets:	$398,213	$89	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2023.

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio (unaudited)

Sector Allocation 6/30/23

Sector	% of Net Assets

Financials	24.7%

Industrials	14.2%

Consumer Discretionary	11.5%

Health Care	10.4%

Real Estate	9.9%

Energy	7.0%

Information Technology	6.3%

Utilities	5.3%

Materials	4.7%

Consumer Staples	2.7%

Short-Term Investments & Other Net Assets	2.3%

Communication Services	1.0%

Sector Allocation is subject to change.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Small Cap Value Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

Common Stocks (97.7%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.0%)
Advantage Solutions, Inc. *	347,714	814
Boston Omaha Corp. *	42,164	794
Frontier Communications Parent, Inc. *	38,700	721
The New York Times Co. - Class A	71,100	2,800
Nexstar Media Group, Inc.	2,500	416

Total		5,545

Consumer Discretionary (11.5%)
Academy Sports & Outdoors, Inc.	24,300	1,313
Asbury Automotive Group, Inc. *	16,000	3,847
BJ’s Restaurants, Inc. *	58,920	1,874
Caleres, Inc.	56,700	1,357
Canada Goose Holdings, Inc. *	21,700	386
CAVA Group, Inc. *	176,258	7,218
Cavco Industries, Inc. *	4,781	1,410
The Children’s Place, Inc. *	28,400	659
Dorman Products, Inc. *	38,485	3,034
Farfetch, Ltd. *	174,000	1,051
FIGS, Inc. *	279,787	2,314
Floor & Decor Holdings, Inc. *	13,200	1,372
Hibbett, Inc.	26,354	956
Kohl’s Corp.	38,900	897
LCI Industries	24,793	3,133
Marriott Vacations Worldwide Corp.	24,207	2,971
Meritage Homes Corp.	38,588	5,490
Monro, Inc.	79,418	3,227
Papa John’s International, Inc.	54,852	4,050
Peloton Interactive, Inc. *	103,500	796
Petco Health & Wellness Co., Inc. *	176,783	1,573
Pool Corp.	3,409	1,277
Savers Value Village, Inc. *	21,307	505
Steven Madden, Ltd.	114,849	3,754
Strategic Education, Inc.	79,338	5,382
Visteon Corp. *	13,367	1,920
Wyndham Hotels & Resorts, Inc.	19,000	1,303

Total		63,069

Common Stocks (97.7%)	Shares/ Par +	Value $ (000’s)
Consumer Staples (2.7%)
Coca-Cola Consolidated, Inc.	5,943	3,780
Nomad Foods, Ltd. *	271,646	4,759
Post Holdings, Inc. *	31,499	2,729
The Simply Good Foods Co. *	69,398	2,539
Sprouts Farmers Market, Inc. *	20,000	735

Total		14,542

Energy (7.0%)
Cactus, Inc.	110,958	4,696
ChampionX Corp.	223,633	6,942
Enerflex, Ltd.	383,300	2,614
Frank’s International NV *	124,200	2,201
International Seaways, Inc.	15,772	603
Liberty Energy, Inc.	219,992	2,941
Magnolia Oil & Gas Corp.	276,501	5,779
Matador Resources Co.	159,746	8,358
Range Resources Corp.	75,800	2,228
TechnipFMC PLC *	127,600	2,121

Total		38,483

Financials (24.7%)
BankUnited, Inc.	229,190	4,939
BRP Group, Inc. *	66,088	1,638
Cathay General Bancorp	67,300	2,166
Columbia Banking System, Inc.	243,549	4,939
CrossFirst Bankshares, Inc. *	177,654	1,777
Eastern Bankshares, Inc.	417,797	5,126
FB Financial Corp.	133,687	3,750
First American Financial Corp.	8,700	496
Green Dot Corp. - Class A *	140,955	2,642
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	173,403	4,335
HarborOne Bancorp, Inc.	219,642	1,907
Home BancShares, Inc.	261,816	5,969
Houlihan Lokey, Inc.	56,708	5,575
Independent Bank Corp.	27,598	1,228

Common Stocks (97.7%)	Shares/ Par +	Value $ (000’s)
Financials continued
James River Group Holdings, Ltd.	134,353	2,453
Live Oak Bancshares, Inc.	135,403	3,562
National Bank Holding Corp. - Class A	132,817	3,857
NerdWallet, Inc. *	88,619	834
Origin Bancorp, Inc.	88,891	2,605
Palomar Holdings, Inc. *	11,513	668
PennyMac Financial Services, Inc.	105,308	7,404
PennyMac Mortgage Investment Trust	209,976	2,831
Pinnacle Financial Partners, Inc.	113,108	6,408
Popular, Inc.	90,496	5,477
PRA Group, Inc. *	51,459	1,176
ProAssurance Corp.	169,668	2,560
PROG Holdings, Inc. *	83,717	2,689
Radian Group, Inc.	237,134	5,995
Ryan Specialty Group Holdings, Inc. *	75,615	3,394
Sandy Spring Bancorp, Inc.	99,700	2,261
South State Corp.	76,500	5,034
Southern First Bancshares, Inc. *	63,265	1,566
StepStone Group, Inc.	42,850	1,063
Texas Capital Bancshares, Inc. *	72,500	3,734
Towne Bank	164,318	3,819
Veritex Holdings, Inc.	95,997	1,721
Virtus Investment Partners, Inc.	19,554	3,861
Voya Financial, Inc.	19,200	1,377
Walker & Dunlop, Inc.	46,463	3,675
Webster Financial Corp.	80,356	3,033
Western Alliance Bancorp	61,876	2,257
WSFS Financial Corp.	109,528	4,131

Total		135,932

Health Care (10.4%)
Agiliti, Inc. *	98,401	1,624
Alignment Healthcare, Inc. *	178,800	1,028
Apellis Pharmaceuticals, Inc. *	36,024	3,282
Ascendis Pharma A/S *	21,200	1,892
Atrion Corp.	4,717	2,668
Avanos Medical, Inc. *	54,200	1,385

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio

Common Stocks (97.7%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Blueprint Medicines Corp. *	35,450	2,240
CRISPR Therapeutics AG *	24,100	1,353
Embecta Corp.	71,819	1,551
Ensign Group, Inc.	39,132	3,736
Icosavax, Inc. *	92,053	914
Insmed, Inc. *	132,492	2,796
Ionis Pharmaceuticals, Inc. *	58,800	2,413
Karuna Therapeutics, Inc. *	14,305	3,102
Kymera Therapeutics, Inc. *	41,038	944
Lantheus Holdings, Inc. *	23,900	2,006
MacroGenics, Inc. *	124,000	663
MoonLake	8,198	418
MultiPlan Corp. *	930,041	1,962
Option Care Health, Inc. *	46,550	1,512
The Pennant Group, Inc. *	83,004	1,019
Phreesia, Inc. *	64,198	1,991
QuidelOrtho Corp. *	45,370	3,759
Select Medical Holdings Corp.	225,574	7,187
Structure Therapeutics, Inc., ADR *	8,123	338
Syndax Pharmaceuticals, Inc. *	54,215	1,135
Ventyx Biosciences, Inc. *	17,900	587
Verve Therapeutics, Inc. *	33,100	621
Xencor, Inc. *	81,696	2,040
Zentalis Pharmaceuticals, Inc. *	36,309	1,024

Total		57,190

Industrials (14.2%)
Alamo Group, Inc.	14,235	2,618
Allegiant Travel Co. *	33,590	4,242
Aris Water Solutions, Inc.	136,687	1,411
Beacon Roofing Supply, Inc. *	74,459	6,179
Brady Corp. - Class A	71,504	3,401
Conduent, Inc. *	371,600	1,263
ESAB Corp.	47,268	3,145
ESCO Technologies, Inc.	36,164	3,748
FTI Consulting, Inc. *	12,157	2,312
Helios Technologies, Inc.	70,485	4,658
Herc Holdings, Inc.	13,100	1,793
John Bean Technologies Corp.	5,600	679

Common Stocks (97.7%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Landstar System, Inc.	28,201	5,430
McGrath RentCorp	37,371	3,456
MSA Safety, Inc.	16,480	2,867
Parsons Corp. *	57,441	2,765
Paycor HCM, Inc. *	106,708	2,526
RBC Bearings, Inc. *	12,909	2,807
The Shyft Group, Inc.	61,900	1,366
SPX Technologies, Inc. *	36,636	3,113
Triumph Group, Inc. *	135,516	1,676
UFP Industries, Inc.	102,803	9,977
UniFirst Corp.	8,300	1,287
Valmont Industries, Inc.	9,467	2,755
Zurn Water Solutions Corp.	89,822	2,415

Total		77,889

Information Technology (6.3%)
Belden, Inc.	36,819	3,522
DoubleVerify Holdings, Inc. *	65,100	2,534
Entegris, Inc.	7,449	825
Envestnet, Inc. *	11,800	700
Knowles Corp. *	95,949	1,733
Lattice Semiconductor Corp. *	22,000	2,113
Littelfuse, Inc.	24,962	7,272
MACOM Technology Solutions Holdings, Inc. *	30,200	1,979
Mirion Technologies, Inc. *	226,025	1,910
nCino, Inc. *	59,716	1,799
Onto Innovation, Inc. *	23,793	2,771
Viavi Solutions, Inc. *	163,300	1,850
Vontier Corp.	132,100	4,255
Workiva, Inc. *	13,969	1,420

Total		34,683

Materials (4.7%)
Carpenter Technology Corp.	43,236	2,427
Clearwater Paper Corp. *	82,143	2,573
Constellium SE *	256,357	4,409
Element Solutions, Inc.	192,057	3,688
Myers Industries, Inc.	118,291	2,298
Orion Engineered Carbons SA	109,917	2,332
Quaker Chemical Corp.	16,612	3,238
Reliance Steel & Aluminum Co.	17,634	4,789

Total		25,754

Real Estate (9.9%)
Apple Hospitality REIT, Inc.	377,595	5,706
CubeSmart LP	88,500	3,953
EastGroup Properties, Inc.	28,079	4,875

Common Stocks (97.7%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Essential Properties Realty Trust, Inc.	129,115	3,039
FirstService Corp.	21,857	3,368
Independence Realty Trust, Inc.	126,600	2,307
iStar, Inc.	86,142	2,044
NETSTREIT Corp.	118,536	2,118
NexPoint Residential Trust, Inc.	41,300	1,878
Opendoor Technologies, Inc. *	398,800	1,603
PotlatchDeltic Corp.	86,207	4,556
Saul Centers, Inc.	93,591	3,447
The St. Joe Co.	122,721	5,932
Terreno Realty Corp.	104,360	6,272
Tricon Residential, Inc.	397,294	3,500

Total		54,598

Utilities (5.3%)
Artesian Resources Corp.	22,951	1,084
California Water Service Group	62,236	3,213
Chesapeake Utilities Corp.	16,240	1,933
IDACORP, Inc.	82,510	8,465
MGE Energy, Inc.	94,999	7,515
NorthWestern Corp.	62,930	3,572
ONE Gas, Inc.	43,300	3,326

Total		29,108

Total Common Stocks (Cost: $443,726)		536,793

Warrants (0.0%)
Communication Services (0.0%)
Advantage Solutions, Inc. *	19,088	2

Total		2

Total Warrants (Cost: $25)		2

Total Investments (97.7%) (Cost: $443,751)@		536,795

Other Assets, Less Liabilities (2.3%)		12,557

Net Assets (100.0%)		549,352

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At June 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $443,751 and the net unrealized appreciation of investments based on that cost was $93,044 which is comprised of $139,871 aggregate gross unrealized appreciation and $46,827 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2023. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$536,793	$—	$—
Warrants	2	—	—

Total Assets:	$536,795	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio (unaudited)

Sector Allocation 6/30/23

Sector	% of Net Assets

Industrials	28.5%

Information Technology	19.5%

Financials	16.0%

Consumer Discretionary	11.6%

Health Care	8.4%

Materials	8.2%

Consumer Staples	4.9%

Communication Services	1.2%

Short-Term Investments & Other Net Assets	0.9%

Energy	0.8%

Sector Allocation is subject to change.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

International Growth Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

Common Stocks (99.1%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (1.2%)
Adevinta ASA - Class B *	France	312,257	2,048
Rightmove PLC	United Kingdom	572,957	3,806
Safaricom PLC	Kenya	18,883,300	2,354
Schibsted ASA - Class B	Norway	183,299	3,042

Total			11,250

Consumer Discretionary (11.6%)
Autoliv, Inc.	Sweden	90,700	7,713
Compass Group PLC	United Kingdom	794,000	22,211
InterContinental Hotels Group PLC, ADR	United Kingdom	164,384	11,581
LVMH Moet Hennessy Louis Vuitton SE	France	63,500	59,927
PRADA SpA	Italy	1,134,500	7,602
USS Co., Ltd.	Japan	276,200	4,577

Total			113,611

Consumer Staples (4.9%)
Nestle SA	United States	376,159	45,261
PriceSmart, Inc.	United States	29,900	2,215

Total			47,476

Energy (0.8%)
NOV, Inc.	United States	225,000	3,609
Reliance Industries, Ltd.	India	75,000	2,339
Reliance Industries, Ltd., GDR	India	37,400	2,330

Total			8,278

Financials (16.0%)
AIA Group, Ltd.	Hong Kong	2,384,088	24,325
Deutsche Borse AG	Germany	60,000	11,081
Housing Development Finance Corp., Ltd.	India	321,863	11,089
Kotak Mahindra Bank, Ltd.	India	201,700	4,542
Marsh & McLennan Cos., Inc.	United States	139,923	26,317
Mastercard, Inc. - Class A	United States	40,650	15,987
Moody’s Corp.	United States	43,500	15,126
MSCI, Inc.	United States	30,900	14,501
S&P Global, Inc.	United States	35,600	14,272
UBS Group AG	Switzerland	190,000	3,866
Visa, Inc. - Class A	United States	65,025	15,442

Total			156,548

Health Care (8.4%)
Hoya Corp.	Japan	129,100	15,400
Novo Nordisk A/S - Class B	Denmark	186,000	30,042
ResMed, Inc.	United States	90,600	19,796
Roche Holding AG	United States	56,652	17,313

Total			82,551

Common Stocks (99.1%)	Country	Shares/ Par +	Value $ (000’s)
Industrials (28.5%)
Aalberts NV	Netherlands	47,200	1,987
Airbus SE	France	182,400	26,367
Assa Abloy AB - Class B	Sweden	567,100	13,613
Atlas Copco AB - Class A	Sweden	1,961,600	28,291
Azelis Group NV	Belgium	167,207	3,820
BAE Systems PLC	United Kingdom	793,600	9,364
CAE, Inc. *	Canada	277,900	6,220
Canadian Pacific Kansas City, Ltd.	Canada	223,300	18,036
Edenred	France	219,766	14,716
Epiroc AB	Sweden	744,332	14,099
Experian PLC	United States	462,026	17,754
FANUC Corp.	Japan	204,500	7,190
IMCD NV	Netherlands	48,700	7,005
Interpump Group SpA	Italy	122,400	6,808
KONE Oyj	Finland	102,600	5,359
Legrand SA	France	168,800	16,745
MISUMI Group, Inc.	Japan	477,212	9,551
OSG Corp.	Japan	152,700	2,197
Otis Worldwide Corp.	United States	68,300	6,079
Recruit Holdings Co., Ltd.	Japan	422,900	13,496
Safran SA	France	192,900	30,307
Schindler Holding AG	Switzerland	26,608	6,182
SHO-BOND Holdings Co., Ltd.	Japan	156,061	6,213
Vestas Wind Systems A/S *	Denmark	287,200	7,631

Total			279,030

Information Technology (19.5%)
Amadeus IT Group SA *	Spain	323,100	24,634
ASML Holding NV	Netherlands	87,600	63,411
Azbil Corp.	Japan	358,500	11,344
Keyence Corp.	Japan	69,200	32,726
Lagercrantz Group AB	Sweden	111,200	1,434
Lam Research Corp.	United States	10,800	6,943
Lasertec Corp.	Japan	59,700	9,023
Lectra	France	75,400	2,246
NICE, Ltd., ADR *	Israel	42,300	8,735
Spectris PLC	United Kingdom	222,600	10,163
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,079,000	20,107

Total			190,766

Materials (8.2%)
CRH PLC, ADR	Ireland	367,500	20,481
Franco-Nevada Corp.	Canada	58,000	8,266
Linde PLC	United States	100,755	38,396

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio

Common Stocks (99.1%)	Country	Shares/ Par +	Value $ (000’s)
Materials continued
The Sherwin-Williams Co.	United States	49,700	13,196

Total			80,339

Total Common Stocks (Cost: $748,086)			969,849

Total Investments (99.1%) (Cost: $748,086)@			969,849

Other Assets, Less Liabilities (0.9%)			8,837

Net Assets (100.0%)			978,686

Investments by Country of Risk as a Percentage of Net Assets:
United States	27.8%
France	15.5%
Japan	11.3%
Netherlands	7.4%
Sweden	6.7%
United Kingdom	5.9%
Other	24.5%

Total	99.1%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At June 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $748,086 and the net unrealized appreciation of investments based on that cost was $221,763 which is comprised of $249,212 aggregate gross unrealized appreciation and $27,449 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2023. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary	$19,294	$94,317	$—
Consumer Staples	2,215	45,261	—
Energy	5,814	2,464	—
Financials	101,645	54,903	—
Health Care	19,796	62,755	—
Industrials	30,335	248,695	—
Information Technology	15,678	175,088	—
All Others	80,339	11,250	—

Total Assets:	$275,116	$694,733	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Research International Core Portfolio (unaudited)

Sector Allocation 6/30/23

Sector	% of Net Assets

Financials	18.5%

Industrials	16.4%

Health Care	12.4%

Consumer Discretionary	11.3%

Information Technology	10.3%

Materials	9.1%

Consumer Staples	8.8%

Energy	4.7%

Utilities	3.2%

Communication Services	2.9%

Short-Term Investments & Other Net Assets	1.4%

Real Estate	1.0%

Sector Allocation is subject to change.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Research International Core Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

Common Stocks (98.6%)	Country	Shares/Par +	Value $ (000’s)
Communication Services (2.9%)
Advanced Info Service PCL - Foreign Shares	Thailand	737,000	4,448
carsales.com, Ltd.	Australia	187,866	2,999
Hellenic Telecommunications Organization SA	Greece	190,748	3,268
KDDI Corp.	Japan	194,900	6,024
SEEK, Ltd.	Australia	122,624	1,779
SoftBank Group Corp.	Japan	88,600	4,205

Total			22,723

Consumer Discretionary (11.3%)
Aristocrat Leisure, Ltd.	Australia	186,360	4,826
Bridgestone Corp.	Japan	108,700	4,466
Burberry Group PLC	United Kingdom	99,859	2,688
Cie Financiere Richemont SA	Switzerland	60,382	10,245
Compagnie Generale des Etablissements Michelin	France	162,886	4,815
Denso Corp.	Japan	88,700	5,980
Flutter Entertainment PLC *	Australia	15,090	3,031
Koito Manufacturing Co., Ltd.	Japan	269,800	4,897
LVMH Moet Hennessy Louis Vuitton SE	France	25,512	24,076
NIKE, Inc. - Class B	United States	29,484	3,254
Sands China, Ltd. *	Macau	960,400	3,287
Techtronic Industries Co., Ltd.	Hong Kong	569,000	6,226
Whitbread PLC	United Kingdom	81,108	3,490
Yamaha Corp.	Japan	80,500	3,096
Yum China Holdings, Inc.	China	66,259	3,744
ZOZO, Inc.	Japan	105,100	2,175

Total			90,296

Consumer Staples (8.8%)
British American Tobacco PLC	United Kingdom	296,862	9,849
Danone SA	France	84,952	5,206
Diageo PLC	United Kingdom	337,846	14,492
Kao Corp.	Japan	122,800	4,448
Kirin Holdings Co., Ltd.	Japan	328,200	4,793
Nestle SA	United States	185,091	22,271
Reckitt Benckiser Group PLC	United Kingdom	102,773	7,718
Seven & i Holdings Co., Ltd.	Japan	37,200	1,608

Total			70,385

Energy (4.7%)
Eni SpA	Italy	505,237	7,285
Galp Energia SGPS SA	Portugal	579,843	6,780
Reliance Industries, Ltd.	India	130,925	4,082
TotalEnergies SE	France	223,018	12,782
Woodside Energy Group, Ltd.	Australia	290,254	6,722

Total			37,651

Financials (18.5%)
AIA Group, Ltd.	Hong Kong	1,081,800	11,038
Aon PLC	United States	33,642	11,613
Bank of Ireland Group PLC	Ireland	190,073	1,816

Common Stocks (98.6%)	Country	Shares/Par +	Value $ (000’s)
Financials continued
Beazley PLC	United Kingdom	677,734	5,085
BNP Paribas SA	France	193,574	12,228
DBS Group Holdings, Ltd.	Singapore	229,500	5,366
Euronext NV	Netherlands	131,602	8,951
HDFC Bank, Ltd.	India	317,285	6,592
Hiscox, Ltd.	United Kingdom	332,818	4,622
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	167,600	6,374
Julius Baer Group, Ltd.	Switzerland	162,935	10,274
London Stock Exchange Group PLC	United Kingdom	113,951	12,075
Macquarie Group, Ltd.	Australia	56,081	6,683
Mitsubishi UFJ Financial Group, Inc.	Japan	919,100	6,784
NatWest Group PLC	United Kingdom	3,508,539	10,773
UBS Group AG	Switzerland	328,380	6,681
Visa, Inc. - Class A	United States	34,367	8,162
Willis Towers Watson PLC	United States	16,214	3,818
Zurich Insurance Group AG	Switzerland	18,734	8,901

Total			147,836

Health Care (12.4%)
Bayer AG	Germany	97,329	5,381
ConvaTec Group PLC	United Kingdom	1,469,782	3,833
CSL, Ltd.	United States	31,719	5,870
Kyowa Kirin Co., Ltd.	Japan	355,500	6,571
Merck KGaA	Germany	48,947	8,092
Novo Nordisk A/S - Class B	Denmark	132,647	21,424
Qiagen NV *	United States	192,468	8,634
Roche Holding AG	United States	77,217	23,597
Sanofi	United States	59,109	6,337
Santen Pharmaceutical Co., Ltd.	Japan	561,000	4,771
Terumo Corp.	Japan	145,700	4,634

Total			99,144

Industrials (16.4%)
Cellnex Telecom SA	Spain	126,087	5,111
Daikin Industries, Ltd.	Japan	58,700	11,982
GEA Group AG	Germany	209,508	8,756
Hitachi, Ltd.	Japan	268,600	16,624
Legrand SA	France	97,277	9,650
Mitsubishi Electric Corp.	Japan	331,800	4,663
MTU Aero Engines AG	Germany	29,239	7,576
Persol Holdings Co., Ltd.	Japan	133,600	2,418
RB Global, Inc.	Canada	64,159	3,850
Ryanair Holdings PLC *	Ireland	36,956	4,087
Schneider Electric SE	United States	129,272	23,562
Secom Co., Ltd.	Japan	32,700	2,214
SMC Corp.	Japan	19,600	10,894
Thales SA	France	30,624	4,584
Toyota Industries Corp.	Japan	79,800	5,725
Weir Group PLC	United Kingdom	192,303	4,293

The Accompanying Notes are an Integral Part of the Financial Statements.

Research International Core Portfolio

Common Stocks (98.6%)	Country	Shares/Par +	Value $ (000’s)
Industrials continued
Wolters Kluwer NV	Netherlands	40,824	5,184

Total			131,173

Information Technology (10.3%)
Amadeus IT Group SA *	Spain	141,228	10,767
ASML Holding NV	Netherlands	6,807	4,927
Cadence Design Systems, Inc. *	United States	30,785	7,220
Constellation Software, Inc.	Canada	5,207	10,788
Fujitsu, Ltd.	Japan	76,000	9,799
Kyocera Corp.	Japan	99,900	5,430
Nomura Research Institute, Ltd.	Japan	297,500	8,205
NXP Semiconductors NV	China	27,478	5,624
Rohm Co., Ltd.	Japan	33,900	3,204
Samsung Electronics Co., Ltd.	South Korea	164,519	9,068
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	396,189	7,383

Total			82,415

Materials (9.1%)
Akzo Nobel NV	Netherlands	90,455	7,391
Croda International PLC	United Kingdom	94,726	6,770
Glencore PLC	Australia	1,703,228	9,662
Kansai Paint Co., Ltd.	Japan	167,300	2,463
Linde PLC	United States	64,927	24,743
Nitto Denko Corp.	Japan	94,100	6,975
Sika AG	Switzerland	27,862	7,969
Symrise AG	Germany	65,553	6,867

Total			72,840

Real Estate (1.0%)
Grand City Properties SA	Germany	217,672	1,707
LEG Immobilien SE *	Germany	108,841	6,251

Total			7,958

Common Stocks (98.6%)	Country	Shares/Par +	Value $ (000’s)
Utilities (3.2%)
APA Group	Australia	389,693	2,521
China Resources Gas Group, Ltd.	China	740,400	2,539
CLP Holdings, Ltd.	Hong Kong	438,000	3,409
E.ON SE	Germany	362,399	4,619
Iberdrola SA	Spain	730,747	9,545
Orsted A/S	Denmark	27,539	2,602

Total			25,235

Total Common Stocks (Cost: $665,317)			787,656

Warrants (0.0%)
Consumer Discretionary (0.0%)
Cie Financiere Richemont SA *	Switzerland	136,342	188

Total			188

Total Warrants (Cost: $–)			188

Short-Term Investments (1.0%)
US Government & Agencies (1.0%)
Federal Home Loan Bank 0.000%, 7/3/23	United States	8,282,000	8,282

Total			8,282

Total Short-Term Investments (Cost: $8,280)			8,282

Total Investments (99.6%) (Cost: $673,597)@			796,126

Other Assets, Less Liabilities (0.4%)			2,851

Net Assets (100.0%)			798,977

Investments by Country of Risk as a Percentage of Net Assets:
United States	19.7%
Japan	19.6%
United Kingdom	10.6%
France	9.1%
Germany	6.2%
Switzerland	5.5%
Other	28.9%

Total	99.6%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At June 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $673,597 and the net unrealized appreciation of investments based on that cost was $122,529 which is comprised of $162,224 aggregate gross unrealized appreciation and $39,695 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Research International Core Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2023. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary	$6,998	$83,298	$—
Financials	23,593	124,243	—
Industrials	7,937	123,236	—
Information Technology	23,632	58,783	—
Materials	24,743	48,097	—
All Others	—	263,096	—
Short-Term Investments	—	8,282	—
Warrants	188	—	—

Total Assets:	$87,091	$709,035	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

International Equity Portfolio (unaudited)

Sector Allocation 6/30/23

Sector	% of Net Assets

Financials	27.6%

Health Care	15.9%

Consumer Discretionary	11.2%

Materials	10.9%

Energy	7.8%

Industrials	6.9%

Consumer Staples	6.4%

Information Technology	6.2%

Communication Services	3.0%

Real Estate	1.8%

Short-Term Investments & Other Net Assets	1.6%

Utilities	0.7%

Sector Allocation is subject to change.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

International Equity Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

Common Stocks (93.9%)	Country	Shares/Par +	Value $ (000’s)
Communication Services (3.0%)
Baidu, Inc., ADR *	China	91,000	12,459
Deutsche Telekom AG	Germany	6,800	148
Grupo Televisa SAB, ADR	Mexico	1,850,000	9,490
Liberty Global PLC - Class A *	United Kingdom	175,000	2,951
Liberty Global PLC - Class C *	United Kingdom	327,000	5,811
Millicom International Cellular SA, SDR *	Guatemala	360,000	5,506
NetEase, Inc., ADR	China	185,000	17,888

Total			54,253

Consumer Discretionary (11.2%)
adidas AG	Germany	50,000	9,698
Alibaba Group Holding, Ltd., ADR *	China	390,000	32,506
Booking Holdings, Inc. *	United States	7,000	18,902
Entain PLC	United Kingdom	1,180,256	19,168
Flutter Entertainment PLC *	Australia	22,088	4,446
Honda Motor Co., Ltd.	Japan	950,300	28,707
JD.com, Inc., ADR	China	495,000	16,894
Prosus NV *	China	705,000	51,590
Stellantis NV	United States	1,295,000	22,796

Total			204,707

Consumer Staples (6.4%)
Anheuser-Busch InBev SA/NV	Belgium	505,000	28,601
Beiersdorf AG	Germany	115,000	15,215
Haleon PLC	United States	5,450,000	22,429
Imperial Brands PLC	United Kingdom	1,625,000	35,937
Magnit PJSC *,Æ	Russia	135,000	—
Seven & i Holdings Co., Ltd.	Japan	355,000	15,349

Total			117,531

Energy (7.8%)
Equinor ASA	Norway	590,000	17,139
Ovintiv, Inc.	United States	655,000	24,936
Suncor Energy, Inc.	Canada	1,210,000	35,477
TC Energy Corp.	Canada	475,000	19,195
TotalEnergies SE	France	810,000	46,423

Total			143,170

Financials (25.3%)
Aegon NV	Netherlands	2,150,000	10,889
Aviva PLC	United Kingdom	4,301,600	21,680
Axis Bank, Ltd.	India	3,965,000	47,848
Banco Santander SA	Spain	16,500,000	61,223
Barclays PLC	United Kingdom	20,500,000	40,044
BNP Paribas SA	France	945,000	59,695
Credicorp, Ltd.	Peru	135,000	19,931
ICICI Bank, Ltd.	India	3,116,715	35,622
Mitsubishi UFJ Financial Group, Inc.	Japan	2,185,000	16,128
Prudential PLC	Hong Kong	1,820,152	25,669
Standard Chartered PLC	United Kingdom	4,304,703	37,542
UBS Group AG	Switzerland	3,235,000	65,818

Common Stocks (93.9%)	Country	Shares/Par +	Value $ (000’s)
Financials continued
XP, Inc. - Class A *	Brazil	876,697	20,567

Total			462,656

Health Care (15.9%)
Bayer AG	Germany	480,000	26,537
Euroapi SASU *	France	30,434	349
Fresenius Medical Care AG & Co. KGaA	Germany	505,000	24,118
GSK PLC	United States	2,920,000	51,581
Novartis AG	Switzerland	633,100	63,897
Olympus Corp.	Japan	820,000	12,980
Roche Holding AG	United States	141,500	43,242
Sanofi	United States	640,000	68,610

Total			291,314

Industrials (6.9%)
Johnson Controls International PLC	United States	585,000	39,862
Mitsubishi Electric Corp.	Japan	3,225,000	45,320
Nidec Corp.	Japan	160,000	8,795
Schneider Electric SE	United States	93,000	16,951
Smiths Group PLC	United Kingdom	765,000	16,006

Total			126,934

Information Technology (4.0%)
Brother Industries, Ltd.	Japan	385,000	5,646
Kyocera Corp.	Japan	255,000	13,861
Murata Manufacturing Co., Ltd.	Japan	285,000	16,353
Samsung Electronics Co., Ltd.	South Korea	40,000	2,205
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	725,000	13,510
TE Connectivity, Ltd.	United States	155,000	21,725

Total			73,300

Materials (10.9%)
Akzo Nobel NV	Netherlands	460,000	37,587
Glencore PLC	Australia	4,750,000	26,945
Holcim, Ltd. *	United States	650,000	43,701
Linde PLC	United States	50,000	19,054
Mitsubishi Chemical Group Corp.	Japan	4,700,000	28,338
Nutrien, Ltd.	Canada	325,000	19,191
Teck Resources, Ltd. - Class B	Canada	570,000	23,997

Total			198,813

Real Estate (1.8%)
CK Asset Holdings, Ltd.	Hong Kong	2,435,500	13,517
Daito Trust Construction Co., Ltd.	Japan	137,000	13,901
Hang Lung Group, Ltd.	Hong Kong	4,000,000	6,078

Total			33,496

The Accompanying Notes are an Integral Part of the Financial Statements.

International Equity Portfolio

Common Stocks (93.9%)	Country	Shares/Par +	Value $ (000’s)
Utilities (0.7%)
Engie SA *	France	771,558	12,833

Total			12,833

Total Common Stocks (Cost: $1,769,932)			1,719,007

Preferred Stocks (4.5%)
Financials (2.3%)
Itau Unibanco Holding SA	Brazil	7,150,000	42,438

Total			42,438

Preferred Stocks (4.5%)	Country	Shares/Par +	Value $ (000’s)
Information Technology (2.2%)
Samsung Electronics Co., Ltd.	South Korea	860,000	39,031

Total			39,031

Total Preferred Stocks (Cost: $77,814)			81,469

Total Investments (98.4%) (Cost: $1,847,746)@			1,800,476

Other Assets, Less Liabilities (1.6%)			29,686

Net Assets (100.0%)			1,830,162

Investments by Country of Risk as a Percentage of Net Assets:
United States	21.5%
Japan	11.3%
United Kingdom	9.9%
China	7.2%
Switzerland	7.1%
France	6.5%
Canada	5.4%
Other	29.5%

Total	98.4%

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Bank of America NA	CNH	14,125	1,944	7/5/23	$—	$(3)	$(3)
Buy	Citibank NA	CNH	24,700	3,401	7/19/23	—	(83)	(83)
Buy	Bank of America NA	CNH	14,125	1,948	8/9/23	—	(2)	(2)
Sell	Bank of America NA	CNH	14,125	1,943	7/5/23	2	—	2
Sell	Goldman Sachs Bank USA	CNH	12,350	1,701	7/19/23	138	—	138
Sell	JP Morgan Chase Bank NA	CNH	12,350	1,701	7/19/23	140	—	140
Sell	HSBC Bank USA	CNH	219,779	30,314	8/9/23	2,554	—	2,554
Sell	Bank of America NA	CNH	21,563	2,983	9/13/23	90	—	90
Sell	Goldman Sachs Bank USA	CNH	21,563	2,983	9/13/23	91	—	91
Sell	HSBC Bank USA	CNH	21,562	2,983	9/13/23	89	—	89
Sell	JP Morgan Chase Bank NA	CNH	21,563	2,983	9/13/23	93	—	93
Sell	Bank of America NA	CNH	15,126	2,098	10/18/23	116	—	116
Sell	Goldman Sachs Bank USA	CNH	27,010	3,747	10/18/23	224	—	224
Sell	HSBC Bank USA	CNH	50,321	6,981	10/18/23	440	—	440
Sell	JP Morgan Chase Bank NA	CNH	23,309	3,234	10/18/23	219	—	219
Sell	Bank of America NA	CNH	31,411	4,366	11/8/23	190	—	190
Sell	HSBC Bank USA	CNH	23,862	3,316	11/8/23	102	—	102
Sell	JP Morgan Chase Bank NA	CNH	23,683	3,291	11/8/23	100	—	100
Sell	Standard Chartered Bank	CNH	32,989	4,585	11/8/23	180	—	180
Sell	Goldman Sachs Bank USA	CNH	22,803	3,177	12/6/23	171	—	171
Sell	HSBC Bank USA	CNH	24,700	3,442	12/6/23	274	—	274
Sell	JP Morgan Chase Bank NA	CNH	48,766	6,795	12/6/23	369	—	369
Sell	Bank of America NA	CNH	18,654	2,607	1/10/24	174	—	174
Sell	HSBC Bank USA	CNH	37,299	5,213	1/10/24	358	—	358
Sell	JP Morgan Chase Bank NA	CNH	55,947	7,819	1/10/24	534	—	534
Sell	Bank of America NA	CNH	1,325	186	2/7/24	14	—	14
Sell	Goldman Sachs Bank USA	CNH	1,325	186	2/7/24	14	—	14
Sell	HSBC Bank USA	CNH	1,325	186	2/7/24	14	—	14
Sell	JP Morgan Chase Bank NA	CNH	1,325	186	2/7/24	14	—	14

The Accompanying Notes are an Integral Part of the Financial Statements.

International Equity Portfolio

Forward Foreign Currency Contracts

(continued)

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA	CNH	4,539	640	4/17/24	$35	$—	$35

						$6,739	$(88)	$6,651

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$6,739	—	$6,739	$(88)	—	—	$(88)

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
@

At June 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,847,746 and the net unrealized depreciation of investments based on that cost was $40,619 which is comprised of $141,874 aggregate gross unrealized appreciation and $182,493 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

International Equity Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2023. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Preferred Stocks
Financials	$42,438	$—	$—
Information Technology	—	39,031	—
Common Stocks
Communication Services	48,599	5,654	—
Consumer Discretionary	68,302	136,405	—
Consumer Staples	—	117,531	—
Energy	79,608	63,562	—
Financials	40,498	422,158	—
Industrials	39,862	87,072	—
Information Technology	21,725	51,575	—
Materials	62,242	136,571	—
All Others	—	337,643	—
Other Financial Instruments^
Forward Foreign Currency Contracts	—	6,739	—

Total Assets:	$403,274	$1,403,941	$—

Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts	—	(88)	—

Total Liabilities:	$—	$(88)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2023.

The Accompanying Notes are an Integral Part of the Financial Statements.

Emerging Markets Equity Portfolio (unaudited)

Sector Allocation 6/30/23

Sector	% of Net Assets

Financials	25.5%

Information Technology	24.4%

Consumer Discretionary	13.0%

Consumer Staples	8.5%

Materials	7.2%

Communication Services	6.7%

Industrials	5.2%

Energy	2.9%

Health Care	2.2%

Utilities	1.8%

Short-Term Investments & Other Net Assets	1.4%

Real Estate	1.2%

Sector Allocation is subject to change.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Emerging Markets Equity Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

Common Stocks (94.1%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (6.7%)
Telkom Indonesia Persero Tbk PT	Indonesia	36,276,100	9,680
Tencent Holdings, Ltd.	China	1,186,900	50,518

Total			60,198

Consumer Discretionary (13.0%)
Alibaba Group Holding, Ltd. *	China	3,401,600	35,377
Americana Restaurants International PLC	United Arab Emirates	10,431,827	11,941
China Tourism Group Duty Free Corp., Ltd. - Class A	China	272,786	4,170
China Tourism Group Duty Free Corp., Ltd. - Class H *	China	258,200	3,506
Li Auto, Inc. *	China	560,800	9,799
Maruti Suzuki India, Ltd.	India	81,998	9,802
Meituan Dianping - Class B *	China	663,510	10,429
MercadoLibre, Inc. *	Brazil	7,782	9,219
Midea Group Co., Ltd. - Class A	China	1,878,166	15,287
Zhongsheng Group Holdings, Ltd.	China	1,814,000	6,970

Total			116,500

Consumer Staples (8.5%)
Budweiser Brewing Co. APAC, Ltd.	China	4,006,400	10,331
Fomento Economico Mexicano SAB de CV, ADR	Mexico	154,958	17,176
Foshan Haitian Flavouring and Food Co., Ltd. - Class A	China	1,155,532	7,452
Hindustan Unilever, Ltd.	India	479,301	15,652
Kweichow Moutai Co., Ltd. - Class A	China	53,573	12,492
Raia Drogasil SA	Brazil	2,039,887	12,610

Total			75,713

Energy (2.9%)
LUKOIL PJSC *,Æ	Russia	225,143	–
NovaTek PJSC *,Æ	Russia	795,201	–
Saudi Arabian Oil Co.	Saudi Arabia	1,021,875	8,793
TotalEnergies SE	France	296,119	16,971

Total			25,764

Financials (25.5%)
AIA Group, Ltd.	Hong Kong	2,062,200	21,041
Al Rajhi Bank	Saudi Arabia	556,424	10,882
B3 SA - Brasil, Bolsa, Balcao	Brazil	4,984,148	15,208
Banco Bradesco SA, ADR	Brazil	3,783,090	13,090
Bank Central Asia Tbk PT	Indonesia	15,634,500	9,638
Bank Rakyat Indonesia (Persero) Tbk PT	Indonesia	46,581,356	16,932
China International Capital Corp., Ltd. *	China	4,010,800	7,066
Credicorp, Ltd.	Peru	38,913	5,745

Common Stocks (94.1%)	Country	Shares/ Par +	Value $ (000’s)
Financials continued
Grupo Financiero Banorte SAB de CV	Mexico	1,935,817	15,970
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	251,492	9,564
Housing Development Finance Corp., Ltd.	India	1,070,641	36,886
Kasikornbank PCL - Foreign Shares	Thailand	2,577,500	9,474
Kaspi.KZ Joint Stock Co.	Kazakhstan	109,619	8,726
Kotak Mahindra Bank, Ltd.	India	674,991	15,201
Sanlam, Ltd.	South Africa	3,258,823	10,129
Sberbank of Russia PJSC *,Æ	Russia	1,471,064	–
SBI Life Insurance Co., Ltd.	India	1,391,054	22,204

Total			227,756

Health Care (2.2%)
Shenzhen Mindray Bio- Medical Electronics Co., Ltd.	China	287,915	11,882
Wuxi Biologics Cayman, Inc. *	China	1,533,000	7,387

Total			19,269

Industrials (5.2%)
Grupo Aeroportuario del Sureste SAB de CV - Class B	Mexico	311,117	8,674
NARI Technology Co., Ltd. - Class A	China	2,717,798	8,661
Rumo SA	Brazil	1,573,898	7,297
Samsung Engineering Co., Ltd. *	South Korea	684,375	14,778
WEG SA	Brazil	881,093	6,946

Total			46,356

Information Technology (19.9%)
ASM International NV	Netherlands	21,266	9,044
ASML Holding NV	Netherlands	11,763	8,515
Delta Electronics, Inc.	Taiwan	927,000	10,307
Globant SA *	United States	48,604	8,735
Hon Hai Precision Industry Co., Ltd.	Taiwan	3,275,000	11,920
MediaTek, Inc.	Taiwan	506,000	11,232
Samsung Electronics Co., Ltd.	South Korea	304,844	16,802
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	4,444,290	82,821
Tata Consultancy Services, Ltd.	India	312,529	12,610
Yonyou Network Technology Co., Ltd. - Class A	China	1,994,206	5,632

Total			177,618

Materials (7.2%)
Anglo American Platinum, Ltd.	South Africa	156,276	7,066
LG Chem, Ltd.	South Korea	37,429	19,143
Mondi PLC	Austria	504,736	7,742

The Accompanying Notes are an Integral Part of the Financial Statements.

Emerging Markets Equity Portfolio

Common Stocks (94.1%)	Country	Shares/Par +	Value $ (000’s)
Materials continued
Sociedad Quimica y Minera de Chile SA	Chile	78,669	5,713
Southern Copper Corp.	United States	167,067	11,985
UltraTech Cement, Ltd.	India	129,963	13,158

Total			64,807

Real Estate (1.2%)
China Resources Land, Ltd.	China	2,452,000	10,442

Total			10,442

Utilities (1.8%)
Power Grid Corp. of India, Ltd.India		5,312,260	16,526

Total			16,526

Total Common Stocks (Cost: $844,537)			840,949

Preferred Stocks (4.5%)	Country	Shares/Par +	Value $ (000’s)
Information Technology (4.5%)
Samsung Electronics Co., Ltd.South Korea		880,216	39,948

Total			39,948

Total Preferred Stocks (Cost: $34,769)			39,948

Total Investments (98.6%) (Cost: $879,306)@			880,897

Other Assets, Less Liabilities (1.4%)			12,949

Net Assets (100.0%)			893,846

Investments by Country of Risk as a Percentage of Net Assets:
China	24.4%
India	15.9%
Taiwan	13.1%
South Korea	10.1%
Brazil	7.2%
Other	27.9%

Total	98.6%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
@

At June 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $879,306 and the net unrealized appreciation of investments based on that cost was $1,591 which is comprised of $156,381 aggregate gross unrealized appreciation and $154,790 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Emerging Markets Equity Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2023. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Preferred Stocks	$—	$39,948	$—
Common Stocks
Consumer Discretionary	9,219	107,281	—
Consumer Staples	29,786	45,927	—
Energy	—	25,764	—
Financials	58,739	169,017	—
Industrials	22,917	23,439	—
Information Technology	8,735	168,883	—
Materials	17,698	47,109	—
All Others	—	106,435	—

Total Assets:	$147,094	$733,803	$—

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2023.

The Accompanying Notes are an Integral Part of the Financial Statements.

Government Money Market Portfolio (unaudited)

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Portfolio does not apply to the market value of such security or to shares of the Portfolio itself.

You could lose money investing in the Government Money Market Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Government Money Market Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

Money Market Investments (100.2%)	Shares/Par +	Value $ (000’s)
Repurchase Agreements (60.9%)
Tri-Party Bank of Montreal, 0.000%, 7/3/23 (Purchased on 6/30/23, to be repurchased at $25,010,521, collateralized by various US Treasury obligations, at 0.000%, due from 2/15/2025 to 11/15/2047, aggregate par and fair value of $52,419,114 and $25,500,000, respectively)	25,000,000	25,000
Tri-Party Bank of Nova Scotia, 0.000%, 7/3/23 (Purchased on 6/30/23, to be repurchased at $20,008,400, collateralized by various US Treasury obligations, 0.000% to 4.625%, due from 9/15/2023 to 11/15/2052, aggregate par and fair value of $23,889,009 and $20,408,596, respectively)	20,000,000	20,000
Tri-Party BNP Paribas, 0.000%, 7/3/23 (Purchased on 6/30/23, to be repurchased at $10,004,208, collateralized by various US Treasury obligations, 0.000% to 4.000%, due from 5/15/2024 to 6/30/2028, aggregate par and fair value of $10,337,621 and $10,200,001, respectively)	10,000,000	10,000
Tri-Party BNP Paribas, 0.000%, 7/3/23 (Purchased on 6/30/23, to be repurchased at $10,004,208, collateralized by various US Treasury obligations and various US government sponsored agency obligations, 0.000% to 6.000%, due from 6/30/2026 to 1/20/2053, aggregate par and fair value of $14,377,246 and $10,200,046, respectively)	10,000,000	10,000
Tri-Party Citigroup Global Markets, Inc., 0.000%, 7/3/23 (Purchased on 6/30/23, to be repurchased at $12,005,060, collateralized by various US government sponsored agency obligations, 2.500% to 4.000%, due from 10/15/2046 to 10/20/2046, aggregate par and fair value of $13,104,586 and $12,240,122, respectively)	12,000,000	12,000
Tri-Party Citigroup Global Markets, Inc., 0.000%, 7/3/23 (Purchased on 6/30/23, to be repurchased at $15,006,313, collateralized by various US Treasury obligations, 0.500% to 3.750%, due from 2/28/2026 to 4/15/2026, aggregate par and fair value of $16,057,254 and $15,300,003, respectively)	15,000,000	15,000

Money Market Investments (100.2%)	Shares/Par +	Value $ (000’s)
Repurchase Agreements continued
Tri-Party Goldman Sachs Group LP, 0.000%, 7/3/23 (Purchased on 6/30/23, to be repurchased at $35,014,758, collateralized by various US government sponsored agency obligations, 3.000% to 6.000%, due from 6/20/2028 to 1/15/2058, aggregate par and fair value of $36,820,249 and $35,700,000, respectively)	35,000,000	35,000
Tri-Party Mitsubishi UFJ, 0.000%, 7/3/23 (Purchased on 6/30/23, to be repurchased at $39,016,445, collateralized by various US government sponsored agency obligations, 2.500% to 6.500%, due from 11/20/2031 to 2/20/2053, aggregate par and fair value of $43,967,254 and $39,780,002, respectively)	39,000,000	39,000
Tri-Party Mizuho Securities, 0.000%, 7/3/23 (Purchased on 6/30/23, to be repurchased at $36,015,180, collateralized by US Treasury Bond, 3.625%, due 5/15/2053, par and fair value of $38,677,927 and $36,720,050, respectively)	36,000,000	36,000
Tri-Party Morgan Stanley, 0.000%, 7/3/23 (Purchased on 6/30/23, to be repurchased at $35,014,729, collateralized by various US Treasury obligations, 0.000% to 5.500%, due from 6/30/2024 to 11/15/2043, aggregate par and fair value of $43,559,551 and $35,700,041, respectively)	35,000,000	35,000
Tri-Party Natixis S.A., 0.000%, 7/3/23 (Purchased on 6/30/23, to be repurchased at $40,016,867, collateralized by various US Treasury obligations, 0.250% to 6.625%, due from 1/31/2025 to 5/15/2050, aggregate par and fair value of $43,615,943 and $40,800,015, respectively)	40,000,000	40,000
Tri-Party TD Securities, 0.000%, 7/3/23 (Purchased on 6/30/23, to be repurchased at $45,018,975, collateralized by various US government sponsored agency obligations, 3.500% to 6.500%, due from 1/1/2043 to 6/1/2053, aggregate par and fair value of $47,050,032 and $46,350,000, respectively)	45,000,000	45,000

Total		322,000

US Government & Agencies (39.3%)
Federal Farm Credit Bank, 0.000%, 11/13/23	390,000	383
Federal Farm Credit Bank, 0.000%, 10/16/23	390,000	385
Federal Farm Credit Bank, 0.000%, 9/11/23	1,375,000	1,361
Federal Farm Credit Bank, 5.090%, (US SOFR plus 0.030%), 7/25/23	1,485,000	1,485

The Accompanying Notes are an Integral Part of the Financial Statements.

Government Money Market Portfolio

Money Market Investments (100.2%)	Shares/Par +	Value $ (000’s)
US Government & Agencies continued
Federal Farm Credit Bank, 5.100%, (US SOFR plus 0.035%), 7/12/23	360,000	360
Federal Farm Credit Bank, 5.110%, (US SOFR plus 0.050%), 8/22/23	2,720,000	2,720
Federal Farm Credit Bank, 5.110%, (US SOFR plus 0.050%), 5/9/24	2,425,000	2,425
Federal Farm Credit Bank, 5.110%, (US SOFR plus 0.045%), 2/20/24	4,010,000	4,010
Federal Farm Credit Bank, 5.110%, (US SOFR plus 0.045%), 10/16/23	2,970,000	2,970
Federal Farm Credit Bank, 5.110%, (US SOFR plus 0.050%), 9/28/23	1,830,000	1,830
Federal Farm Credit Bank, 5.120%, (US SOFR plus 0.055%), 1/10/24	505,000	505
Federal Farm Credit Bank, 5.120%, (US SOFR plus 0.060%), 11/22/23	3,350,000	3,350
Federal Farm Credit Bank, 5.150%, (US SOFR plus 0.090%), 8/26/24	4,540,000	4,540
Federal Farm Credit Bank, 5.160%, (US SOFR plus 0.100%), 8/1/24	1,095,000	1,095
Federal Farm Credit Bank, 5.200%, (US SOFR plus 0.140%), 11/7/24	3,100,000	3,100
Federal Farm Credit Bank, 5.230%, (US SOFR plus 0.170%), 1/23/25	2,685,000	2,685
Federal Home Loan Bank, 0.000%, 7/19/23	3,650,000	3,640
Federal Home Loan Bank, 0.000%, 7/25/23	5,215,000	5,198
Federal Home Loan Bank, 0.000%, 8/16/23	2,770,000	2,752
Federal Home Loan Bank, 0.000%, 7/14/23	890,000	888
Federal Home Loan Bank, 0.000%, 8/4/23	1,530,000	1,523
Federal Home Loan Bank, 0.000%, 2/9/24	7,580,000	7,348
Federal Home Loan Bank, 0.000%, 2/2/24	1,810,000	1,759
Federal Home Loan Bank, 0.000%, 9/15/23	10,655,000	10,543
Federal Home Loan Bank, 0.000%, 9/1/23	2,595,000	2,573
Federal Home Loan Bank, 0.000%, 8/29/23	1,655,000	1,642
Federal Home Loan Bank, 3.375%, (US SOFR plus 0.010%), 9/1/23	3,380,000	3,379
Federal Home Loan Bank, 5.060%, (US SOFR plus 0.000%), 8/8/23	10,000,000	10,000
Federal Home Loan Bank, 5.070%, 8/25/23	7,670,000	7,670
Federal Home Loan Bank, 5.075%, (US SOFR plus 0.015%), 9/8/23	6,100,000	6,100
Federal Home Loan Bank, 5.080%, (US SOFR plus 0.015%), 7/13/23	10,700,000	10,700
Federal Home Loan Bank, 5.080%, 9/18/23	11,245,000	11,245
Federal Home Loan Bank, 5.080%, (US SOFR plus 0.020%), 9/19/23	8,000,000	8,000
Federal Home Loan Bank, 5.090%, (US SOFR plus 0.030%), 9/19/23	9,050,000	9,050
Federal Home Loan Bank, 5.100%, (US SOFR plus 0.040%), 9/26/23	7,500,000	7,500
Federal Home Loan Bank, 5.120%, (US SOFR plus 0.060%), 9/5/23	7,750,000	7,750
Federal Home Loan Bank, 5.130%, (US SOFR plus 0.070%), 8/22/23	2,225,000	2,225
Federal Home Loan Bank, 5.130%, (US SOFR plus 0.070%), 9/25/23	1,525,000	1,525
Federal Home Loan Bank, 5.130%, (US SOFR plus 0.070%), 11/30/23	2,560,000	2,560
Federal Home Loan Bank, 5.140%, (US SOFR plus 0.080%), 1/24/24	8,000,000	8,000

Money Market Investments (100.2%)	Shares/Par +	Value $ (000’s)
US Government & Agencies continued
Federal Home Loan Bank, 5.150%, (US SOFR plus 0.090%), 9/8/23	2,745,000	2,745
Federal Home Loan Bank, 5.160%, (US SOFR plus 0.095%), 10/6/23	2,145,000	2,145
Federal Home Loan Bank, 5.400%, 3/27/24	4,860,000	4,860
US Treasury, 0.000%, 9/14/23	1,935,000	1,914
US Treasury, 0.000%, 8/1/23	3,105,000	3,093
US Treasury, 0.000%, 8/10/23	14,290,000	14,209
US Treasury, 0.000%, 6/13/24	1,805,000	1,719
US Treasury, 5.174%, (US Treasury 3 Month Bill Money Market Yield less 0.075%), 4/30/24	5,315,000	5,313
US Treasury, 5.449%, (US Treasury 3 Month Bill Money Market Yield plus 0.200%), 1/31/25	5,000,000	5,000

Total		207,772

Total Money Market Investments (Cost: $529,772)		529,772

Total Investments (100.2%) (Cost: $529,772)		529,772

Other Assets, Less Liabilities (-0.2%)		(977)

Net Assets (100.0%)		528,795

The Accompanying Notes are an Integral Part of the Financial Statements.

Government Money Market Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2023. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Short-Term Investments	$—	$529,772	$—

Total Assets:	$—	$529,772	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio (unaudited)

Sector Allocation 6/30/23

Sector	% of Net Assets

Corporate Bonds	48.6%

Structured Products	29.1%

Governments	20.6%

Short-Term Investments & Other Net Assets	1.6%

Municipal Bonds	0.1%

Sector Allocation is subject to change.

Short-Term Bond Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

Corporate Bonds (48.6%)	Shares/ Par +	Value $ (000’s)
Basic Materials (1.7%)
ArcelorMittal
3.600%, 7/16/24	225,000	219
Celanese US Holdings LLC
5.900%, 7/5/24	1,000,000	998
6.050%, 3/15/25	1,235,000	1,230
Celulosa Arauco y Constitucion SA
4.500%, 8/1/24	365,000	359
Ecolab, Inc.
1.650%, 2/1/27	215,000	193
5.250%, 1/15/28	625,000	635
LYB International Finance III, LLC
1.250%, 10/1/25	373,000	337
Nucor Corp.
2.000%, 6/1/25	155,000	145
3.950%, 5/23/25	275,000	267
Nutrien, Ltd.
4.900%, 3/27/28	240,000	235
POSCO
4.375%, 8/4/25 §	1,000,000	971
The Sherwin-Williams Co.
4.050%, 8/8/24	155,000	152
4.250%, 8/8/25	230,000	225
Steel Dynamics, Inc.
2.800%, 12/15/24	200,000	191
Westlake Chemical Corp.
0.875%, 8/15/24	435,000	411

Total		6,568

Communications (3.0%)
Charter Communications Operating LLC /
Charter Communications Operating Capital Corp.
4.908%, 7/23/25	2,090,000	2,050
Comcast Corp.
3.375%, 8/15/25	400,000	386
5.250%, 11/7/25	225,000	226
Cox Communications, Inc.
3.150%, 8/15/24 144A	1,023,000	988
3.500%, 8/15/27 144A	215,000	200
Crown Castle Towers LLC
4.241%, 7/15/48 144A	175,000	162
KT Corp.
4.000%, 8/8/25 144A	1,020,000	989
Meta Platforms, Inc.
4.600%, 5/15/28	400,000	396
NBN Co., Ltd.
1.450%, 5/5/26 144A	1,000,000	900
NTT Finance Corp.
0.583%, 3/1/24 144A	265,000	256
4.142%, 7/26/24 144A	200,000	197
4.239%, 7/25/25 144A	200,000	195
Rogers Communications, Inc.
2.950%, 3/15/25 144A	930,000	883
3.200%, 3/15/27 144A	690,000	641
T-Mobile USA, Inc.
2.250%, 2/15/26	470,000	432

Corporate Bonds (48.6%)	Shares/ Par +	Value $ (000’s)
Communications continued
3.500%, 4/15/25	595,000	572
Verizon Communications, Inc.
0.850%, 11/20/25	500,000	451
1.450%, 3/20/26	650,000	589
2.625%, 8/15/26	845,000	785

Total		11,298

Consumer, Cyclical (4.8%)
7-Eleven, Inc.
0.800%, 2/10/24 144A	325,000	315
Advance Auto Parts, Inc.
5.900%, 3/9/26	130,000	129
American Airlines Pass Through Trust, Series
2017-2, Class B
3.700%, 4/15/27	190,371	179
Aptiv PLC / Aptiv Corp.
2.396%, 2/18/25	130,000	123
AutoZone, Inc.
3.125%, 4/18/24	515,000	504
3.625%, 4/15/25	235,000	227
Brunswick Corp.
0.850%, 8/18/24	685,000	644
Daimler Finance North America LLC
1.625%, 12/13/24 144A	580,000	546
5.150%, 1/16/26 144A	165,000	164
5.200%, 1/17/25 144A	215,000	213
General Motors Financial Co., Inc.
2.900%, 2/26/25	965,000	916
5.400%, 4/6/26	300,000	297
Genuine Parts Co.
1.750%, 2/1/25	220,000	206
Hasbro, Inc.
3.000%, 11/19/24	1,030,000	990
Hyatt Hotels Corp.
1.300%, 10/1/23	325,000	322
Hyundai Capital America
0.800%, 1/8/24 144A	390,000	380
0.875%, 6/14/24 144A	510,000	486
1.000%, 9/17/24 144A	255,000	240
5.500%, 3/30/26 144A	270,000	268
5.600%, 3/30/28 144A	350,000	348
Hyundai Motor Co.
2.125%, 4/24/25 144A	200,000	187
Lowe’s Companies, Inc.
3.350%, 4/1/27	175,000	165
4.400%, 9/8/25	660,000	647
4.800%, 4/1/26	385,000	381
Marriott International, Inc.
3.600%, 4/15/24	1,160,000	1,140
3.750%, 3/15/25	110,000	107
4.900%, 4/15/29	120,000	117
5.750%, 5/1/25	120,000	120
Mercedes-Benz Finance North America LLC
4.800%, 3/30/26 144A	410,000	406
4.950%, 3/30/25 144A	320,000	317

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Corporate Bonds (48.6%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Nissan Motor Acceptance Corp.
3.875%, 9/21/23 144A	235,000	234
Nissan Motor Co., Ltd.
3.043%, 9/15/23 144A	1,100,000	1,092
Nordstrom, Inc.
2.300%, 4/8/24	85,000	82
Ross Stores, Inc.
0.875%, 4/15/26	350,000	309
3.375%, 9/15/24	135,000	131
4.600%, 4/15/25	1,355,000	1,328
Starbucks Corp.
4.750%, 2/15/26	465,000	461
Stellantis Finance US, Inc.
1.711%, 1/29/27 144A	260,000	228
Toyota Motor Credit Corp.
3.050%, 3/22/27	325,000	304
4.800%, 1/10/25	575,000	571
United Airlines Pass Through Trust, Series
2019-2, Class B
3.500%, 11/1/29	117,898	106
Volkswagen Group of America Finance LLC
0.875%, 11/22/23 144A	345,000	339
3.950%, 6/6/25 144A	390,000	379
Warnermedia Holdings, Inc.
3.755%, 3/15/27	1,545,000	1,441
6.412%, 3/15/26	275,000	275

Total		18,364

Consumer, Non-cyclical (9.5%)
AbbVie, Inc.
2.600%, 11/21/24	1,935,000	1,857
2.950%, 11/21/26	1,120,000	1,046
3.200%, 5/14/26	100,000	95
Amgen, Inc.
5.250%, 3/2/25	215,000	214
AstraZeneca Finance LLC
1.200%, 5/28/26	805,000	726
BAT International Finance PLC
1.668%, 3/25/26	475,000	427
4.448%, 3/16/28	1,010,000	953
Bayer US Finance II LLC
3.875%, 12/15/23 144A	505,000	500
Becton Dickinson and Co.
3.363%, 6/6/24	690,000	675
3.734%, 12/15/24	170,000	165
4.693%, 2/13/28	805,000	794
Cardinal Health, Inc.
3.079%, 6/15/24	310,000	302
3.500%, 11/15/24	525,000	508
Coca-Cola European Partners PLC
0.800%, 5/3/24 144A	1,335,000	1,282
Constellation Brands, Inc.
3.600%, 5/9/24	485,000	476
CSL Finance PLC
3.850%, 4/27/27 144A	200,000	191
CVS Health Corp.
2.875%, 6/1/26	265,000	249
3.000%, 8/15/26	220,000	206
5.000%, 2/20/26	560,000	557

Corporate Bonds (48.6%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Diageo Capital PLC
1.375%, 9/29/25	300,000	276
5.200%, 10/24/25	360,000	360
Elevance Health, Inc.
5.350%, 10/15/25	180,000	180
ERAC USA Finance LLC
4.600%, 5/1/28 144A	735,000	714
HCA, Inc.
3.125%, 3/15/27 144A	580,000	533
5.375%, 2/1/25	350,000	347
Health Care Service Corp.
1.500%, 6/1/25 144A	780,000	715
HPHT Finance 19, Ltd.
2.875%, 11/5/24 §	1,200,000	1,153
Humana, Inc.
0.650%, 8/3/23	320,000	319
1.350%, 2/3/27	75,000	65
3.850%, 10/1/24	545,000	532
4.500%, 4/1/25	565,000	555
5.750%, 3/1/28	140,000	142
Imperial Brands Finance PLC
3.125%, 7/26/24 144A	1,055,000	1,019
4.250%, 7/21/25 144A	510,000	489
JDE Peet’s NV
0.800%, 9/24/24 144A	295,000	277
Kenvue, Inc.
5.350%, 3/22/26 144A	250,000	252
5.500%, 3/22/25 144A	475,000	476
Mars, Inc.
2.700%, 4/1/25 144A	370,000	353
4.550%, 4/20/28 144A	770,000	758
Mondelez International, Inc.
2.125%, 3/17/24	410,000	400
2.625%, 3/17/27	415,000	383
4.250%, 9/15/25 144A	305,000	297
Moody’s Corp.
3.750%, 3/24/25	505,000	491
Mylan NV
3.950%, 6/15/26	935,000	888
PeaceHealth Obligated Group
1.375%, 11/15/25	105,000	95
PerkinElmer, Inc.
0.550%, 9/15/23	390,000	386
0.850%, 9/15/24	745,000	700
Perrigo Finance Unlimited Co.
3.900%, 12/15/24	1,570,000	1,519
Pfizer Investment Enterprises Pte., Ltd.
4.450%, 5/19/26	985,000	973
4.450%, 5/19/28	590,000	580
Philip Morris International, Inc.
4.875%, 2/13/26	490,000	487
5.000%, 11/17/25	295,000	294
5.125%, 11/15/24	585,000	582
Royalty Pharma PLC
0.750%, 9/2/23	425,000	421
S&P Global, Inc.
2.450%, 3/1/27	1,120,000	1,033
Shire Acquisitions Investments Ireland DAC
2.875%, 9/23/23	397,000	394

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Corporate Bonds (48.6%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Stryker Corp.
0.600%, 12/1/23	190,000	186
Thermo Fisher Scientific, Inc.
0.797%, 10/18/23	1,050,000	1,036
Triton Container International, Ltd.
0.800%, 8/1/23 144A	780,000	776
UnitedHealth Group, Inc.
3.700%, 5/15/27	605,000	583
4.250%, 1/15/29	775,000	753
5.150%, 10/15/25	535,000	537
5.250%, 2/15/28	380,000	387
Viatris, Inc.
1.650%, 6/22/25	620,000	570
Viterra Finance BV
4.900%, 4/21/27 144A	600,000	577
Zoetis, Inc.
5.400%, 11/14/25	575,000	577

Total		36,643

Energy (3.2%)
Aker BP ASA
2.000%, 7/15/26 144A	246,000	221
Canadian Natural Resources, Ltd.
2.050%, 7/15/25	760,000	708
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25	910,000	906
DCP Midstream Operating LP
5.375%, 7/15/25	1,040,000	1,030
Devon Energy Corp.
8.250%, 8/1/23	290,000	290
Enbridge, Inc.
2.150%, 2/16/24	275,000	269
2.500%, 1/15/25	640,000	609
2.500%, 2/14/25	330,000	313
4.000%, 10/1/23	365,000	364
Energy Transfer LP
2.900%, 5/15/25	115,000	109
4.200%, 9/15/23	135,000	134
4.250%, 4/1/24	35,000	34
4.900%, 2/1/24	425,000	422
5.875%, 1/15/24	1,054,000	1,054
Eni SpA
4.000%, 9/12/23 144A	955,000	951
Equinor ASA
2.875%, 4/6/25	880,000	843
Gray Oak Pipeline LLC
2.000%, 9/15/23 144A	295,000	293
2.600%, 10/15/25 144A	205,000	188
Ovintiv, Inc.
5.650%, 5/15/25	465,000	461
Pioneer Natural Resources Co.
5.100%, 3/29/26	360,000	358
Sabine Pass Liquefaction LLC
5.625%, 3/1/25	700,000	697
5.750%, 5/15/24	630,000	629
Schlumberger Finance Canada, Ltd.
1.400%, 9/17/25	155,000	143
TransCanada PipeLines, Ltd.
6.203%, 3/9/26	910,000	911

Corporate Bonds (48.6%)	Shares/ Par +	Value $ (000’s)
Energy continued
The Williams Cos., Inc.
5.400%, 3/2/26	350,000	349
Williams Partners LP
4.300%, 3/4/24	145,000	143

Total		12,429

Financial (18.5%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.650%, 10/29/24	1,265,000	1,189
4.500%, 9/15/23	95,000	95
4.875%, 1/16/24	550,000	546
American Express Co.
2.250%, 3/4/25	975,000	923
American International Group, Inc.
2.500%, 6/30/25	433,000	408
American Tower Corp.
2.400%, 3/15/25	360,000	339
5.000%, 2/15/24	225,000	224
Athene Global Funding
1.716%, 1/7/25 144A	930,000	861
2.514%, 3/8/24 144A	1,165,000	1,133
Avolon Holdings Funding, Ltd.
2.125%, 2/21/26 144A	610,000	542
2.875%, 2/15/25 144A	435,000	405
3.950%, 7/1/24 144A	130,000	126
6.375%, 5/4/28 144A	185,000	183
Banco Bilbao Vizcaya Argentaria SA
0.875%, 9/18/23	1,000,000	990
Banco del Estado de Chile
2.704%, 1/9/25 144A	260,000	248
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander Mexico
5.375%, 4/17/25 §	800,000	791
Banco Santander SA
0.701%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.450%), 6/30/24	600,000	597
3.496%, 3/24/25	600,000	574
Bank Mandiri Persero Tbk PT
5.500%, 4/4/26	670,000	669
Bank of America Corp.
0.810%, (US SOFR plus 0.730%), 10/24/24	695,000	683
0.976%, (US SOFR plus 0.690%), 4/22/25	605,000	580
1.734%, (US SOFR plus 0.960%), 7/22/27	450,000	402
1.843%, (US SOFR plus 0.670%), 2/5/25	460,000	448
3.384%, (US SOFR plus 1.330%), 4/2/26	580,000	556
3.841%, (US SOFR plus 1.110%), 4/25/25	415,000	407
5.080%, (US SOFR plus 1.290%), 1/20/27	395,000	389
Bank of Ireland Group PLC
4.500%, 11/25/23 144A	1,540,000	1,525
Bank of Montreal
3.700%, 6/7/25	775,000	748
4.250%, 9/14/24	390,000	382
5.300%, 6/5/26	455,000	454
The Bank of New York Mellon Corp.
4.414%, (US SOFR plus 1.345%), 7/24/26	515,000	504
4.947%, (US SOFR plus 1.026%), 4/26/27	560,000	553
5.148%, (US SOFR plus 1.067%), 5/22/26	410,000	407

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Corporate Bonds (48.6%)	Shares/ Par +	Value $ (000’s)
Financial continued
Banque Federative du Credit Mutuel SA
0.650%, 2/27/24 144A	505,000	488
0.998%, 2/4/25 144A	665,000	613
4.935%, 1/26/26 144A	400,000	392
Barclays PLC
1.007%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.800%), 12/10/24	555,000	541
5.304%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.300%), 8/9/26	385,000	376
7.325%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 3.050%), 11/2/26	390,000	399
BPCE SA
5.700%, 10/22/23 144A	1,680,000	1,673
Brighthouse Financial Global Funding
1.000%, 4/12/24 144A	495,000	476
Brixmor Operating Partnership LP
3.650%, 6/15/24	440,000	425
CaixaBank SA
6.208%, (US SOFR plus 2.700%), 1/18/29 144A	590,000	589
Capital One Financial Corp.
2.636%, (US SOFR plus 1.290%), 3/3/26	585,000	546
3.900%, 1/29/24	240,000	237
4.250%, 4/30/25	120,000	116
4.985%, (US SOFR plus 2.160%), 7/24/26	460,000	446
6.312%, (US SOFR plus 2.640%), 6/8/29	255,000	253
The Charles Schwab Corp.
2.450%, 3/3/27	1,255,000	1,124
4.200%, 3/24/25	525,000	511
Citigroup, Inc.
0.981%, (US SOFR plus 0.669%), 5/1/25	500,000	478
3.106%, (US SOFR plus 2.842%), 4/8/26	650,000	621
4.140%, (US SOFR plus 1.372%), 5/24/25	555,000	545
CNO Global Funding
1.650%, 1/6/25 144A	685,000	636
1.750%, 10/7/26 144A	680,000	600
Cooperatieve Rabobank UA
3.875%, 8/22/24	355,000	348
Corebridge Financial, Inc.
3.500%, 4/4/25	455,000	433
Credit Suisse AG
0.495%, 2/2/24	485,000	467
Creditcorp, Ltd.
2.750%, 6/17/25 144A	200,000	189
Crown Castle International Corp.
1.050%, 7/15/26	615,000	538
2.900%, 3/15/27	485,000	444
3.150%, 7/15/23	430,000	429
5.000%, 1/11/28	185,000	182
Danske Bank A/S
3.773%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.450%), 3/28/25 144A	405,000	396
5.375%, 1/12/24 144A	455,000	452
Equitable Financial Life Global Funding
1.100%, 11/12/24 144A	530,000	496
1.400%, 7/7/25 144A	75,000	68

Corporate Bonds (48.6%)	Shares/ Par +	Value $ (000’s)
Financial continued
Essex Portfolio LP
3.875%, 5/1/24	600,000	589
Fifth Third Bank NA
2.250%, 2/1/27	250,000	219
5.852%, (US SOFR Index plus 1.230%), 10/27/25	985,000	959
First American Financial Corp.
4.600%, 11/15/24	195,000	190
The Goldman Sachs Group, Inc.
0.657%, (US SOFR plus 0.505%), 9/10/24	335,000	331
0.925%, (US SOFR plus 0.486%), 10/21/24	315,000	310
1.757%, (US SOFR plus 0.730%), 1/24/25	565,000	550
3.500%, 4/1/25	490,000	471
4.482%, (US SOFR plus 1.725%), 8/23/28	465,000	450
5.700%, 11/1/24	230,000	230
HSBC Holdings PLC
1.162%, (US SOFR plus 0.580%), 11/22/24	420,000	411
1.645%, (US SOFR plus 1.538%), 4/18/26	910,000	838
Jackson Financial, Inc.
1.125%, 11/22/23	620,000	609
Jackson National Life Global Funding
1.750%, 1/12/25 144A	620,000	575
JPMorgan Chase & Co.
0.824%, (US SOFR 3 Month plus 0.540%), 6/1/25	560,000	532
2.083%, (US SOFR plus 1.850%), 4/22/26	890,000	833
4.080%, (US SOFR plus 1.320%), 4/26/26	865,000	841
5.914%, (US SOFR plus 0.885%), 4/22/27	350,000	350
Kilroy Realty LP
4.375%, 10/1/25	180,000	169
LeasePlan Corp. NV
2.875%, 10/24/24 144A	1,005,000	957
LSEGA Financing PLC
0.650%, 4/6/24 144A	1,105,000	1,060
Marsh & McLennan Cos., Inc.
3.750%, 3/14/26	105,000	102
3.875%, 3/15/24	345,000	340
Metropolitan Life Global Funding I
0.400%, 1/7/24 144A	430,000	419
Mitsubishi UFJ Financial Group, Inc.
0.953%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.550%), 7/19/25	985,000	931
Morgan Stanley
1.164%, (US SOFR plus 0.560%), 10/21/25	445,000	416
2.630%, (US SOFR plus 0.940%), 2/18/26	545,000	517
3.620%, (US SOFR plus 1.160%), 4/17/25	390,000	382
5.050%, (US SOFR plus 1.295%), 1/28/27	225,000	223
5.502%, (US SOFR plus 0.455%), 1/25/24	450,000	450
5.539%, (US SOFR plus 0.466%), 11/10/23	640,000	640
6.138%, (US SOFR plus 1.770%), 10/16/26	525,000	530
Morgan Stanley Bank NA
4.754%, 4/21/26	475,000	468
Nasdaq, Inc.
5.650%, 6/28/25	95,000	95
NatWest Markets PLC
0.800%, 8/12/24 144A	390,000	367
Northern Trust Corp.
3.950%, 10/30/25	330,000	318

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Corporate Bonds (48.6%)	Shares/ Par +	Value $ (000’s)
Financial continued
Park Aerospace Holdings, Ltd.
5.500%, 2/15/24 144A	245,000	242
The PNC Financial Services Group, Inc.
4.758%, (US SOFR plus 1.085%), 1/26/27	575,000	562
5.671%, (US SOFR Index plus 1.090%), 10/28/25	760,000	754
5.812%, (US SOFR plus 1.322%), 6/12/26	215,000	214
Principal Life Global Funding II
0.750%, 4/12/24 144A	530,000	509
Public Storage
5.499%, (US SOFR plus 0.470%), 4/23/24	280,000	280
QNB Finance, Ltd.
3.500%, 3/28/24 §	880,000	865
Realty Income Corp.
5.050%, 1/13/26	140,000	139
Santander Holdings USA, Inc.
2.490%, (US SOFR plus 1.249%), 1/6/28	410,000	354
SBA Tower Trust
1.631%, 5/15/51 144A	280,000	242
1.884%, 1/15/26 144A	160,000	144
2.836%, 1/15/50 144A	770,000	731
3.869%, 10/15/49 144A	120,000	116
6.599%, 11/15/52 144A	325,000	330
Simon Property Group LP
2.000%, 9/13/24	225,000	215
3.375%, 10/1/24	450,000	436
Standard Chartered PLC
0.991%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.780%), 1/12/25 144A	220,000	213
1.822%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.950%), 11/23/25 144A	255,000	238
State Street Corp.
4.857%, (US SOFR plus 0.604%), 1/26/26	245,000	241
5.104%, (US SOFR plus 1.130%), 5/18/26	385,000	382
Svenska Handelsbanken AB
0.550%, 6/11/24 144A	420,000	400
Synchrony Financial
4.250%, 8/15/24	1,130,000	1,089
The Toronto-Dominion Bank
0.550%, 3/4/24	1,015,000	981
4.285%, 9/13/24	985,000	967
Trininty Acquisition PLC
4.625%, 8/15/23	200,000	199
Truist Financial Corp.
5.458%, (US SOFR plus 0.400%), 6/9/25	410,000	397
UBS AG
0.700%, 8/9/24 144A	280,000	264
UBS Group AG
1.008%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.830%), 7/30/24 144A	620,000	617
1.494%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.850%), 8/10/27 144A	215,000	185
4.488%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.550%), 5/12/26 144A	200,000	193

Corporate Bonds (48.6%)	Shares/ Par +	Value $ (000’s)
Financial continued
4.490%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.600%), 8/5/25 144A	565,000	552
US Bancorp
4.548%, (US SOFR plus 1.660%), 7/22/28	1,080,000	1,033
5.727%, (US SOFR plus 1.430%), 10/21/26	320,000	320
Wells Fargo & Co.
2.188%, (US SOFR plus 2.000%), 4/30/26	400,000	375
3.526%, (US SOFR plus 1.510%), 3/24/28	375,000	350
3.908%, (US SOFR plus 1.320%), 4/25/26	610,000	590
4.540%, (US SOFR plus 1.560%), 8/15/26	590,000	576
The Western Union Co.
2.850%, 1/10/25	1,130,000	1,075
WP Carey, Inc.
4.600%, 4/1/24	805,000	794

Total		71,244

Industrial (2.4%)
Amcor Flexibles North America, Inc.
4.000%, 5/17/25	450,000	435
Amphenol Corp.
2.050%, 3/1/25	405,000	382
4.750%, 3/30/26	205,000	203
Canadian Pacific Railway Co.
1.350%, 12/2/24	725,000	681
1.750%, 12/2/26	315,000	283
Carrier Global Corp.
2.242%, 2/15/25	117,000	111
DAE Funding LLC
1.550%, 8/1/24 144A	265,000	252
Deere & Co.
2.750%, 4/15/25	195,000	187
GATX Corp.
3.250%, 3/30/25	525,000	498
4.350%, 2/15/24	772,000	762
Martin Marietta Materials, Inc.
0.650%, 7/15/23	475,000	474
Otis Worldwide Corp.
2.056%, 4/5/25	485,000	457
Parker Hannifin Corp.
3.650%, 6/15/24	875,000	857
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.450%, 7/1/24 144A	200,000	195
3.900%, 2/1/24 144A	620,000	612
5.750%, 5/24/26 144A	495,000	490
Regal Rexnord Corp.
6.050%, 2/15/26 144A	370,000	370
Republic Services, Inc.
0.875%, 11/15/25	120,000	108
2.500%, 8/15/24	495,000	478
4.875%, 4/1/29	170,000	170
SMBC Aviation Capital Finance DAC
3.550%, 4/15/24 144A	400,000	392
4.125%, 7/15/23 144A	200,000	200
Tyco Electronics Group SA
4.500%, 2/13/26	530,000	522

Total		9,119

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Corporate Bonds (48.6%)	Shares/ Par +	Value $ (000’s)
Technology (2.6%)
Analog Devices, Inc.
5.241%, (US SOFR plus 0.250%), 10/1/24	170,000	170
CDW LLC / CDW Finance Corp.
5.500%, 12/1/24	180,000	179
Fidelity National Information Services, Inc.
0.600%, 3/1/24	310,000	299
4.500%, 7/15/25	305,000	298
Fiserv, Inc.
2.750%, 7/1/24	800,000	776
3.800%, 10/1/23	470,000	468
Fortinet, Inc.
1.000%, 3/15/26	380,000	339
Intel Corp.
4.875%, 2/10/26	385,000	384
Microchip Technology, Inc.
0.972%, 2/15/24	685,000	664
0.983%, 9/1/24	560,000	529
2.670%, 9/1/23	640,000	637
Micron Technology, Inc.
5.375%, 4/15/28	575,000	569
NXP BV / NXP Funding LLC
4.875%, 3/1/24	520,000	516
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.700%, 5/1/25	445,000	422
3.875%, 6/18/26	340,000	327
4.400%, 6/1/27	80,000	77
Oracle Corp.
2.500%, 4/1/25	1,250,000	1,186
Qorvo, Inc.
1.750%, 12/15/24 144A	275,000	256
Roper Technologies, Inc.
1.000%, 9/15/25	115,000	105
2.350%, 9/15/24	165,000	158
3.650%, 9/15/23	125,000	124
Take-Two Interactive Software, Inc.
3.300%, 3/28/24	19,000	19
3.550%, 4/14/25	295,000	285
5.000%, 3/28/26	585,000	579
Texas Instruments, Inc.
4.600%, 2/15/28	115,000	115
VMware, Inc.
0.600%, 8/15/23	385,000	383
Workday, Inc.
3.500%, 4/1/27	265,000	251

Total		10,115

Utilities (2.9%)
The AES Corp.
3.300%, 7/15/25 144A	365,000	345
Alexander Funding Trust
1.841%, 11/15/23 144A	530,000	518
APT Pipelines, Ltd.
4.200%, 3/23/25 144A	1,335,000	1,294
Constellation Energy Generation, LLC
5.600%, 3/1/28	315,000	317
DTE Energy Co.
4.220%, 11/1/24	550,000	538
Enel Finance International NV
1.375%, 7/12/26 144A	645,000	569
2.650%, 9/10/24 144A	1,000,000	962

Corporate Bonds (48.6%)	Shares/ Par +	Value $ (000’s)
Utilities continued
6.800%, 10/14/25 144A	200,000	204
NextEra Energy Capital Holdings, Inc.
1.875%, 1/15/27	685,000	611
4.450%, 6/20/25	540,000	530
6.051%, 3/1/25	255,000	256
NiSource, Inc.
5.250%, 3/30/28	130,000	130
NRG Energy, Inc.
3.750%, 6/15/24 144A	270,000	261
Pacific Gas & Electric Co.
3.500%, 6/15/25	555,000	525
Sempra Energy
3.300%, 4/1/25	385,000	369
5.400%, 8/1/26	270,000	269
Southern California Gas Co.
2.950%, 4/15/27	410,000	382
Vistra Operations Co. LLC
3.550%, 7/15/24 144A	2,390,000	2,308
5.125%, 5/13/25 144A	610,000	595

Total		10,983

Total Corporate Bonds (Cost: $193,431)		186,763

Governments (20.6%)
Governments (20.6%)
Federal Home Loan Bank
5.000%, 2/28/25	1,390,000	1,386
Korea Electric Power Corp.
5.375%, 4/6/26 144A	1,000,000	996
Korea Housing Finance Corp.
4.625%, 2/24/28 144A	960,000	946
Korea Hydro & Nuclear Power Co., Ltd.
1.250%, 4/27/26 144A	795,000	705
4.250%, 7/27/27 144A	220,000	213
US Treasury
1.750%, 3/15/25	14,570,000	13,782
2.750%, 5/15/25	17,985,000	17,275
3.875%, 3/31/25	5,750,000	5,637
3.875%, 4/30/25	3,780,000	3,706
4.125%, 1/31/25 b	4,850,000	4,774
4.250%, 12/31/24	4,840,000	4,772
4.250%, 5/31/25	4,115,000	4,063
4.500%, 11/30/24	1,535,000	1,519
4.500%, 11/15/25	9,435,000	9,386
4.625%, 2/28/25	7,995,000	7,933
4.625%, 6/30/25	2,065,000	2,056

Total		79,149

Total Governments (Cost: $81,177)		79,149

Municipal Bonds (0.1%)
Municipal Bonds (0.1%)
Golden State Tobacco Securitization Corp.
1.711%, 6/1/24 RB	435,000	419

Total Municipal Bonds (Cost: $435)		419

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (29.1%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities (12.9%)
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class C
1.590%, 10/20/25	290,873	286
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class D
1.800%, 12/18/25	315,000	301
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C
1.060%, 8/18/26	245,000	231
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class C
0.890%, 10/19/26	430,000	399
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D
1.210%, 12/18/26	270,000	246
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D
1.290%, 6/18/27	575,000	516
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C
5.800%, 12/18/28	380,000	376
ARI Fleet Lease Trust, Series 2020-A, Class B
2.060%, 11/15/28 144A	345,000	342
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class C
4.950%, 3/20/25 144A	195,000	193
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A
3.350%, 9/22/25 144A	340,000	330
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A
2.330%, 8/20/26 144A	250,000	232
Blackbird Capital Aircraft, Series 2016-1A, Class A4
2.487%, 12/16/41 144A Σ	150,506	144
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A
3.280%, 9/26/33 144A	98,570	93
CarMax Auto Owner Trust, Series 2019-4, Class A4
2.130%, 7/15/25	345,000	341
CarMax Auto Owner Trust, Series 2020-1, Class B
2.210%, 9/15/25	430,000	419
CarMax Auto Owner Trust, Series 2020-1, Class C
2.340%, 11/17/25	190,000	185
CarMax Auto Owner Trust, Series 2020-4, Class D
1.750%, 4/15/27	300,000	279
CarMax Auto Owner Trust, Series 2023-2, Class C
5.570%, 11/15/28	585,000	576
CarMax Auto Owner Trust, Series 2023-2, Class D
6.550%, 10/15/29	390,000	385
Cedar Funding, Ltd., Series 2018-7A, Class A1
6.250%, (ICE LIBOR USD 3 Month plus 1.000%), 1/20/31 144A	297,735	295

Structured Products (29.1%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Cedar Funding, Ltd., Series 2021-14A, Class A
6.360%, (ICE LIBOR USD 3 Month plus 1.100%), 7/15/33 144A	695,000	685
CIFC Funding, Ltd., Series 2014-2RA, Class A1
6.323%, (ICE LIBOR USD 3 Month plus 1.050%), 4/24/30 144A	837,593	832
CIFC Funding, Ltd., Series 2021-4A, Class A
6.310%, (ICE LIBOR USD 3 Month plus 1.050%), 7/15/33 144A	905,000	896
CNH Equipment Trust, Series 2020-A, Class A4
1.510%, 4/15/27	260,000	253
Drive Auto Receivables Trust, Series 2021-2, Class D
1.390%, 3/15/29	445,000	415
Dryden Senior Loan Fund, Series 2020-86A, Class A1R
6.360%, (ICE LIBOR USD 3 Month plus 1.100%), 7/17/34 144A	610,000	598
Elara HGV Timeshare Issuer, Series 2017-A, Class A
2.690%, 3/25/30 144A	27,786	27
Elara HGV Timeshare Issuer, Series 2019-A, Class A
2.610%, 1/25/34 144A	78,514	73
Enterprise Fleet Financing LLC, Series 2023- 2, Class A2
5.560%, 4/22/30 144A	625,000	622
Exeter Automobile Receivables Trust, Series 2021-2A, Class C
0.980%, 6/15/26	221,094	216
Exeter Automobile Receivables Trust, Series 2021-3A, Class D
1.550%, 6/15/27	335,000	307
Exeter Automobile Receivables Trust, Series 2022-2A, Class C
3.850%, 7/17/28	655,000	632
Exeter Automobile Receivables Trust, Series 2022-3A, Class C
5.300%, 9/15/27	190,000	186
Exeter Automobile Receivables Trust, Series 2022-4A, Class D
5.980%, 12/15/28	305,000	299
Exeter Automobile Receivables Trust, Series 2022-5A, Class C
6.510%, 12/15/27	965,000	964
Exeter Automobile Receivables Trust, Series 2022-6A, Class A3
5.700%, 8/17/26	100,000	100
Exeter Automobile Receivables Trust, Series 2023-1A, Class D
6.690%, 6/15/29	80,000	80
Finance of America HECM Buyout, Series 2022-HB2, Class A1A
4.000%, (AFC), 8/1/32 144A	825,429	795
FirstKey Homes Trust, Series 2020-SFR1, Class D
2.241%, 8/17/37 144A	1,080,000	979

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (29.1%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Ford Credit Auto Owner Trust, Series 2020-2, Class C
1.740%, 4/15/33 144A	310,000	280
Ford Credit Auto Owner Trust, Series 2022-A, Class C
4.180%, 10/15/25	1,020,000	990
Ford Credit Auto Owner Trust, Series 2023-A, Class B
5.070%, 1/15/29	905,000	889
Ford Credit Floorplan Master Owner Trust, Series 2020-1, Class C
1.420%, 9/15/25	440,000	429
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class C
5.750%, 5/15/28 144A	245,000	241
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D
6.620%, 5/15/28 144A	295,000	290
GM Financial Automobile Leasing Trust, Series 2022-3, Class C
5.130%, 8/20/26	585,000	573
GM Financial Automobile Leasing Trust, Series 2023-1, Class B
5.030%, 9/18/28	155,000	153
GM Financial Automobile Leasing Trust, Series 2023-1, Class C
5.760%, 1/20/27	970,000	958
GM Financial Consumer Automobile Receivables Trust, Series 2020-4, Class C
1.050%, 5/18/26	225,000	212
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3
1.490%, 12/16/24	14,055	14
Hardee’s Funding LLC, Series 2018-1A, Class A21I
4.959%, 6/20/48 144A	614,363	573
Hilton Grand Vacations Trust, Series 2017-AA, Class A
2.660%, 12/26/28 144A	238,046	235
Hilton Grand Vacations Trust, Series 2017-AA, Class B
2.960%, (EXE), 12/26/28 144A	51,945	51
Hilton Grand Vacations Trust, Series 2020-AA, Class A
2.740%, 2/25/39 144A	214,600	200
Home Partners of America Trust, Series 2022- 1, Class A
3.930%, 4/17/39 144A	389,630	364
HPEFS Equipment Trust, Series 2023-1A, Class C
5.910%, 4/20/28 144A	355,000	349
Hyundai Auto Receivables Trust, Series 2020- A, Class A3
1.410%, 11/15/24	47,702	47
JPMorgan Chase Bank NA, Series 2021-2, Class D
1.138%, 12/26/28 144A	113,718	110
KKR Financial CLO, Ltd., Series 2021-29A, Class A
6.460%, (ICE LIBOR USD 3 Month plus 1.200%), 1/15/32 144A	1,000,000	990

Structured Products (29.1%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Madison Park Funding, Ltd., Series 2017-23A, Class AR
6.262%, (ICE LIBOR USD 3 Month plus 0.970%), 7/27/31 144A	702,933	696
Madison Park Funding, Ltd., Series 2017-23A, Class BR
6.842%, (ICE LIBOR USD 3 Month plus 1.550%), 7/27/31 144A	460,000	454
Madison Park Funding, Ltd., Series 2019-37A, Class AR
6.330%, (ICE LIBOR USD 3 Month plus 1.070%), 7/15/33 144A	450,000	445
Madison Park Funding, Ltd., Series 2022-33A, Class AR
6.276%, (US SOFR 3 Month plus 1.290%), 10/15/32 144A	1,025,000	1,009
Magnetite CLO, Ltd., Series 2020-25A, Class A
6.455%, (ICE LIBOR USD 3 Month plus 1.200%), 1/25/32 144A	655,000	650
MVW Owner Trust, Series 2017-1A, Class A
2.420%, 12/20/34 144A	99,107	99
MVW Owner Trust, Series 2017-1A, Class B
2.750%, 12/20/34 144A	10,432	10
MVW Owner Trust, Series 2017-1A, Class C
2.990%, 12/20/34 144A	11,476	11
MVW Owner Trust, Series 2019-2A, Class A
2.440%, 10/20/38 144A	62,351	57
MVW Owner Trust, Series 2020-1A, Class A
1.740%, 10/20/37 144A	101,296	92
MVW Owner Trust, Series 2020-1A, Class B
2.730%, 10/20/37 144A	138,277	128
MVW Owner Trust, Series 2021-1WA, Class C
1.940%, 1/22/41 144A	84,216	76
MVW Owner Trust, Series 2023-1A, Class A
4.930%, 10/20/40 144A	811,316	795
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A
3.420%, 1/15/43 144A	161,605	155
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2A
3.010%, 12/15/59 144A	186,685	173
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2A
2.640%, 5/15/68 144A	264,580	248
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A
2.460%, 11/15/68 144A	254,487	234
Navient Private Education Refi Loan Trust, Series 2020-CA, Class A2A
2.150%, 11/15/68 144A	929,788	847
Navient Private Education Refi Loan Trust, Series 2020-DA, Class A
1.690%, 5/15/69 144A	174,475	157
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A
1.170%, 9/16/69 144A	109,567	97
Navient Student Loan Trust, Series 2019-GA, Class A
2.400%, 10/15/68 144A	391,650	360

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (29.1%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Navient Student Loan Trust, Series 2020-HA, Class A
1.310%, 1/15/69 144A	56,060	51
Nelnet Student Loan Trust, Series 2020-1A, Class A
5.890%, (ICE LIBOR USD 1 Month plus 0.740%), 3/26/68 144A	100,143	98
Nelnet Student Loan Trust, Series 2021-CA, Class AFX
1.320%, 4/20/62 144A	638,343	567
Nelnet Student Loan Trust, Series 2021-DA, Class AFX
1.630%, 4/20/62 144A	225,437	202
Neuberger Berman CLO, Ltd., Series 2017- 26A, Class BR
6.662%, (ICE LIBOR USD 3 Month plus 1.400%), 10/18/30 144A	500,000	483
Neuberger Berman CLO, Ltd., Series 2019- 32A, Class AR
6.255%, (ICE LIBOR USD 3 Month plus 0.990%), 1/20/32 144A	955,000	941
Neuberger Berman CLO, Ltd., Series 2021- 40A, Class A
6.320%, (ICE LIBOR USD 3 Month plus 1.060%), 4/16/33 144A	270,000	267
Nissan Auto Receivables Owner Trust, Series 2020-A, Class A3
1.380%, 12/16/24	28,105	28
OCP CLO, Ltd., Series 2017-13A, Class A2R
6.810%, (ICE LIBOR USD 3 Month plus 1.550%), 7/15/30 144A	760,000	740
Octane Receivables Trust, Series 2021-2A, Class A
1.210%, 9/20/28 144A	165,806	159
Octane Receivables Trust, Series 2022-1A, Class B
4.900%, 5/22/28 144A	395,000	383
Octane Receivables Trust, Series 2023-1A, Class A
5.870%, 5/21/29 144A	125,841	125
Octane Receivables Trust, Series 2023-1A, Class B
5.960%, 7/20/29 144A	225,000	222
Palmer Square CLO, Ltd., Series 2020-3A, Class A1AR
6.401%, (ICE LIBOR USD 3 Month plus 1.080%), 11/15/31 144A	1,285,000	1,274
Planet Fitness Master Issuer LLC, Series 2018-A1, Class A2II
4.666%, 9/5/48 144A	809,625	772
Progress Residential Trust, Series 2020-SFR2, Class A
2.078%, 6/18/37 144A	154,809	144
Progress Residential Trust, Series 2022-SFR6, Class A
4.451%, 7/20/39 144A	525,000	498
Santander Bank Auto Credit-Linked Notes, Series 2021-1A, Class B
1.833%, 12/15/31 144A	89,425	86

Structured Products (29.1%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class C
5.916%, 8/16/32 144A	179,976	179
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class B
6.451%, 12/15/32 144A	719,428	718
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class C
1.290%, 4/15/26 144A	650,000	634
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class D
1.570%, 1/15/27 144A	450,000	411
Santander Drive Auto Receivables Trust, Series 2020-3, Class D
1.640%, 11/16/26	328,083	320
Santander Drive Auto Receivables Trust, Series 2020-4, Class C
1.010%, 1/15/26	58,673	58
Santander Drive Auto Receivables Trust, Series 2021-3, Class D
1.330%, 9/15/27	560,000	523
Santander Drive Auto Receivables Trust, Series 2021-4, Class D
1.670%, 10/15/27	450,000	415
Santander Drive Auto Receivables Trust, Series 2022-1, Class C
2.560%, 4/17/28	885,000	845
Santander Drive Auto Receivables Trust, Series 2023-1, Class C
5.090%, 5/15/30	260,000	253
Santander Retail Auto Lease Trust, Series 2021-A, Class C
1.140%, 3/20/26 144A	1,030,000	994
Santander Retail Auto Lease Trust, Series 2021-B, Class D
1.410%, 11/20/25 144A	440,000	420
Santander Retail Auto Lease Trust, Series 2021-C, Class C
1.110%, 3/20/26 144A	365,000	348
Santander Retail Auto Lease Trust, Series 2022-B, Class B
3.850%, 3/22/27 144A	150,000	144
Sierra Receivables Funding Co. LLC, Series 2019-1A, Class A
3.200%, 1/20/36 144A	35,775	34
Sierra Receivables Funding Co. LLC, Series 2019-2A, Class A
2.590%, 5/20/36 144A	121,341	117
Sierra Receivables Funding Co. LLC, Series 2019-3A, Class A
2.340%, 7/15/38 144A	288,398	271
Sierra Receivables Funding Co. LLC, Series 2020-2A, Class C
3.510%, 7/20/37 144A	67,432	64

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (29.1%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
SMB Private Education Loan Trust, Series 2014-A, Class A3
6.693%, (ICE LIBOR USD 1 Month plus 1.500%), 4/15/32 144A	162,538	163
SMB Private Education Loan Trust, Series 2016-C, Class A2B
6.293%, (ICE LIBOR USD 1 Month plus 1.100%), 9/15/34 144A	123,586	123
SMB Private Education Loan Trust, Series 2018-B, Class A2A
3.600%, 1/15/37 144A	110,173	105
SMB Private Education Loan Trust, Series 2018-B, Class A2B
5.913%, (ICE LIBOR USD 1 Month plus 0.720%), 1/15/37 144A	263,627	260
SMB Private Education Loan Trust, Series 2020-BA, Class A1A
1.290%, 7/15/53 144A	114,667	102
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A
1.600%, 9/15/54 144A	826,989	733
SMB Private Education Loan Trust, Series 2021-B, Class A
1.310%, 7/17/51 144A	548,405	483
Symphony CLO I, Ltd., Series 2021-1A, Class B
6.705%, (ICE LIBOR USD 3 Month plus 1.450%), 10/25/29 144A	815,000	791
Symphony CLO XXIII, Ltd., Series 2021-23A, Class AR
6.280%, (ICE LIBOR USD 3 Month plus 1.020%), 1/15/34 144A	1,045,000	1,029
Symphony CLO XXVI, Ltd., Series 2021-26A, Class AR
6.330%, (ICE LIBOR USD 3 Month plus 1.080%), 4/20/33 144A	285,000	279
World Omni Auto Receivables Trust, Series 2019-C, Class C
2.400%, 6/15/26	380,000	376
World Omni Auto Receivables Trust, Series 2020-A, Class C
1.640%, 8/17/26	225,000	218
World Omni Auto Receivables Trust, Series 2022-A, Class C
2.550%, 9/15/28	325,000	298
World Omni Select Auto Trust, Series 2020-A, Class B
0.840%, 6/15/26	247,596	243
World Omni Select Auto Trust, Series 2020-A, Class C
1.250%, 10/15/26	310,000	295
World Omni Select Auto Trust, Series 2021-A, Class D
1.440%, 11/15/27	180,000	160
World Omni Select Auto Trust, Series 2023-A, Class B
5.870%, 8/15/28	445,000	444

Total		49,759

Structured Products (29.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities (16.2%)
Angel Oak Mortgage Trust, Series 2020-3, Class A3
2.872%, (AFC), 4/25/65 144A	52,172	48
Angel Oak Mortgage Trust, Series 2020-5, Class A2
1.579%, (AFC), 5/25/65 144A	69,232	63
Angel Oak Mortgage Trust, Series 2021-1, Class A1
0.909%, (AFC), 1/25/66 144A	296,674	244
Angel Oak Mortgage Trust, Series 2021-1, Class A2
1.115%, (AFC), 1/25/66 144A	86,793	71
Angel Oak Mortgage Trust, Series 2021-2, Class A1
0.985%, (AFC), 4/25/66 144A	270,023	220
Angel Oak Mortgage Trust, Series 2021-2, Class A2
1.190%, (AFC), 4/25/66 144A	85,161	69
Angel Oak Mortgage Trust, Series 2021-3, Class A1
1.068%, (AFC), 5/25/66 144A	203,647	165
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A
6.044%, (ICE LIBOR USD 1 Month plus 0.850%), 9/15/34 144A	935,000	929
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class C
7.193%, (ICE LIBOR USD 1 Month plus 2.000%), 9/15/38 144A	435,000	370
BANK, Series 2019-BNK24, Class A1
2.056%, 11/15/62	50,857	50
Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A5
2.500%, (AFC), 6/25/51 144A	457,725	391
Bayview MSR Opportunity Master Fund Trust, Series 2021-5, Class A5
2.500%, (AFC), 11/25/51 144A	342,233	292
Bayview MSR Opportunity Master Fund Trust, Series 2022-1, Class A5
2.500%, (AFC), 12/25/51 144A	432,854	368
BCP Trust, Series 2021-330N, Class A
5.992%, (ICE LIBOR USD 1 Month plus 0.799%), 6/15/38 144A	290,000	259
BINOM Securitization Trust, Series 2021-INV1, Class A3
2.625%, (AFC), 6/25/56 144A	188,761	158
BPR Trust, Series 2021-TY, Class B
6.343%, (ICE LIBOR USD 1 Month plus 1.150%), 9/25/38 144A	450,000	418
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A1
1.699%, (AFC), 4/26/60 144A	296,657	260
BSREP Commercial Mortgage Trust, Series 2021-DC, Class D
7.094%, (ICE LIBOR USD 1 Month plus 1.900%), 8/15/38 144A	200,000	169
BX Commercial Mortgage Trust, Series 2019- XL, Class A
6.181%, (US SOFR 1 Month plus 1.035%), 10/15/36 144A	248,465	247

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (29.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
BX Commercial Mortgage Trust, Series 2019- XL, Class B
6.341%, (US SOFR 1 Month plus 1.195%), 10/15/36 144A	318,750	316
BX Commercial Mortgage Trust, Series 2021- SOAR, Class D
6.594%, (ICE LIBOR USD 1 Month plus 1.400%), 6/15/38 144A	363,500	349
BX Commercial Mortgage Trust, Series 2022- CSMO, Class B
8.288%, (US SOFR 1 Month plus 3.141%), 6/15/27 144A	570,000	567
BX Trust, Series 2018-GW, Class A
6.243%, (ICE LIBOR USD 1 Month plus 1.050%), 5/15/35 144A	1,095,000	1,082
BX Trust, Series 2021-ARIA, Class C
6.839%, (ICE LIBOR USD 1 Month plus 1.646%), 10/15/36 144A	330,000	317
BX Trust, Series 2021-VIEW, Class A
6.473%, (ICE LIBOR USD 1 Month plus 1.280%), 6/15/36 144A	255,000	242
CGDB Commercial Mortgage Trust, Series 2019-MOB, Class D
6.843%, (ICE LIBOR USD 1 Month plus 1.650%), 11/15/36 144A	660,000	635
CIM Trust, Series 2020-INV1, Class A2
2.500%, (AFC), 4/25/50 144A	287,667	235
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class B
3.635%, (CSTR), 5/10/35 144A	435,000	394
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class C
3.635%, (CSTR), 5/10/35 144A	255,000	223
Citigroup Mortgage Loan Trust, Series 2020- EXP2, Class A3
2.500%, 8/25/50 144A	285,194	236
Citigroup Mortgage Loan Trust, Series 2020- EXP2, Class A4
2.500%, (AFC), 8/25/50 144A	396,103	322
Cold Storage Trust, Series 2020-ICE5, Class B
6.493%, (ICE LIBOR USD 1 Month plus 1.300%), 11/15/37 144A	953,501	937
COLT Mortgage Loan Trust, Series 2020-3, Class A1
1.506%, (AFC), 4/27/65 144A	30,545	28
COLT Mortgage Loan Trust, Series 2021-1, Class A2
1.167%, (AFC), 6/25/66 144A	263,650	210
COMM Mortgage Trust, Series 2013-300P, Class A1
4.353%, 8/10/30 144A	275,000	251
COMM Mortgage Trust, Series 2014-CR15, Class B
4.763%, (CSTR), 2/10/47	435,000	410
COMM Mortgage Trust, Series 2014-CR19, Class AM
4.080%, 8/10/47	495,000	475
COMM Mortgage Trust, Series 2014-CR19, Class D
4.853%, (CSTR), 8/10/47 144A	185,000	157

Structured Products (29.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
COMM Mortgage Trust, Series 2014-UBS2, Class B
4.701%, 3/10/47	480,000	465
COMM Mortgage Trust, Series 2014-UBS5, Class A4
3.838%, 9/10/47	630,000	607
COMM Mortgage Trust, Series 2015-CR22, Class B
3.926%, (AFC), 3/10/48	235,000	212
COMM Mortgage Trust, Series 2015-CR22, Class C
4.204%, (CSTR), 3/10/48	440,000	393
COMM Mortgage Trust, Series 2015-LC23, Class A2
3.221%, 10/10/48	4,524	4
Commercial Mortgage Pass Through Certificates, Series 2017-PANW, Class D
4.343%, (CSTR, AFC), 10/10/29 144A	195,000	175
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1
6.067%, (US 30 Day Average SOFR plus 1.000%), 12/25/41 144A	260,425	258
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1
7.167%, (US 30 Day Average SOFR plus 2.100%), 3/25/42 144A	421,508	423
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M1
7.067%, (US 30 Day Average SOFR plus 2.000%), 3/25/42 144A	272,289	273
Connecticut Avenue Securities Trust, Series 2022-R07, Class 1M1
8.017%, (US 30 Day Average SOFR plus 2.950%), 6/25/42 144A	375,918	385
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M1
7.617%, (US 30 Day Average SOFR plus 2.550%), 7/25/42 144A	203,760	207
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1
7.167%, (US 30 Day Average SOFR plus 1.900%), 6/25/43 144A	180,000	180
Credit Suisse Mortgage Trust, Series 2019- ICE4, Class C
6.623%, (ICE LIBOR USD 1 Month plus 1.430%), 5/15/36 144A	513,722	508
Credit Suisse Mortgage Trust, Series 2019- ICE4, Class D
6.793%, (ICE LIBOR USD 1 Month plus 1.600%), 5/15/36 144A	403,995	399
Credit Suisse Mortgage Trust, Series 2020- NET, Class A
2.256%, 8/15/37 144A	200,350	179
Credit Suisse Mortgage Trust, Series 2020- NET, Class D
3.828%, (CSTR), 8/15/37 144A	445,000	385
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4
3.718%, 8/15/48	305,000	291

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (29.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
CSAIL Commercial Mortgage Trust, Series 2019-C16, Class A1
2.360%, 6/15/52	77,776	76
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3
1.128%, (AFC), 5/25/65 144A	72,209	65
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1
0.899%, (AFC), 4/25/66 144A	107,561	91
Deephaven Residential Mortgage Trust, Series 2021-2, Class A3
1.260%, (AFC), 4/25/66 144A	120,678	101
Eagle RE, Ltd., Series 2021-2, Class M1A
6.617%, (US 30 Day Average SOFR plus 1.550%), 4/25/34 144A	135,946	136
Ellington Financial Mortgage Trust, Series 2019-2, Class A3
3.046%, (AFC), 11/25/59 144A	49,738	45
Ellington Financial Mortgage Trust, Series 2021-1, Class A1
0.797%, (AFC), 2/25/66 144A	64,879	54
Ellington Financial Mortgage Trust, Series 2021-1, Class A3
1.106%, (AFC), 2/25/66 144A	53,802	44
Ellington Financial Mortgage Trust, Series 2021-2, Class A1
0.931%, (AFC), 6/25/66 144A	526,919	417
Ellington Financial Mortgage Trust, Series 2021-2, Class A3
1.291%, (AFC), 6/25/66 144A	155,681	122
Ellington Financial Mortgage Trust, Series 2021-3, Class A3
1.550%, (AFC), 9/25/66 144A	165,801	126
Extended Stay America Trust, Series 2021- ESH, Class A
6.274%, (ICE LIBOR USD 1 Month plus 1.080%), 7/15/38 144A	337,308	331
Extended Stay America Trust, Series 2021- ESH, Class C
6.894%, (ICE LIBOR USD 1 Month plus 1.700%), 7/15/38 144A	462,594	450
Federal Home Loan Mortgage Corp.
2.500%, 1/1/52	577,585	494
2.500%, 4/1/52	312,148	267
3.000%, 11/1/34	34,579	32
3.500%, 3/1/46	32,703	30
3.500%, 12/1/47	290,712	269
4.000%, 12/1/49	91,577	87
4.500%, 5/1/50	50,614	49
5.000%, 12/1/41	114,227	114
6.000%, 9/1/34	1,040	1
6.000%, 2/1/35	20,036	21
6.000%, 9/1/35	6,589	7
7.000%, 3/1/39	40,206	42
7.500%, 6/1/38	34,536	36
Federal Home Loan Mortgage Corp., Series 2014-DNA3, Class M1
9.150%, (ICE LIBOR USD 1 Month plus 4.000%), 8/25/24	50,172	51

Structured Products (29.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 2017-SC02, Class M1
3.865%, (CSTR), 5/25/47 144A	21,209	20
Federal Home Loan Mortgage Corp., Series 3713, Class PA
2.000%, 2/15/40	49,652	47
Federal Home Loan Mortgage Corp., Series 4092, Class CL
1.250%, 6/15/27	144,196	138
Federal National Mortgage Association
2.000%, 10/1/50	216,680	178
2.500%, 1/1/52	800,193	680
3.000%, 4/1/24	7,455	7
3.000%, 9/1/28	147,627	141
3.000%, 12/1/34	81,306	76
3.000%, 3/1/35	34,064	32
3.000%, 6/1/52	1,151,335	1,014
3.500%, 5/1/27	143,097	139
3.500%, 4/1/46	196,931	183
3.500%, 2/1/48	347,719	321
3.500%, 1/1/52	134,496	123
4.000%, 1/1/47	54,129	52
4.000%, 2/1/49	11,467	11
4.000%, 11/1/49	31,929	30
4.000%, 12/1/49	11,205	11
4.000%, 8/1/52	195,894	184
4.000%, 9/1/52	997,483	936
4.500%, 5/1/40	42,915	42
4.500%, 9/1/40	37,272	37
4.500%, 5/1/41	74,001	73
4.500%, 8/1/48	21,809	21
4.500%, 9/1/48	20,906	20
4.500%, 10/1/48	146,341	143
4.500%, 11/1/48	30,066	29
4.500%, 12/1/48	156,283	153
4.500%, 5/1/49	87,703	86
4.500%, 1/1/50	18,244	18
4.500%, 7/1/52	1,232,004	1,185
4.500%, 8/1/52	757,672	729
5.000%, 10/1/33	64,142	65
5.000%, 6/1/40	37,910	38
5.000%, 7/1/45	54,924	55
5.000%, 9/1/48	55,056	55
5.000%, 2/1/49	24,631	24
5.000%, 8/1/49	19,161	19
5.000%, 10/1/52	383,536	376
5.500%, 8/1/37	37,681	39
5.500%, 2/1/38	144,931	148
6.000%, 3/1/34	32,910	34
6.000%, 8/1/34	90,072	93
6.000%, 11/1/34	3,318	3
6.000%, 12/1/34	1,227	1
6.000%, 4/1/35	2,111	2
6.000%, 5/1/38	1,411	2
6.000%, 10/1/40	71,188	74
6.000%, 2/1/49	297,704	313
6.500%, 7/1/32	10,510	11
6.500%, 12/1/32	9,958	10

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (29.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2011-113, Class AG
2.500%, 11/25/26	25,511	25
Federal National Mortgage Association, Series 2013-74, Class AD
2.000%, 7/25/23	1	–π
Federal National Mortgage Association, Series 2017-90, Class KA
3.000%, 11/25/47	175,356	161
Federal National Mortgage Association, Series 2017-C05, Class 1ED3
6.350%, (ICE LIBOR USD 1 Month plus 1.200%), 1/25/30	7,455	7
Federal National Mortgage Association, Series 2018-C03, Class 1EB2
6.000%, (ICE LIBOR USD 1 Month plus 0.850%), 10/25/30	253,213	252
Federal National Mortgage Association, Series 2022-R06, Class 1M1
7.817%, (US 30 Day Average SOFR plus 2.750%), 5/25/42 144A	461,059	470
Flagstar Mortgage Trust, Series 2020-1INV, Class A11
5.988%, (ICE LIBOR USD 1 Month plus 0.850%), 3/25/50 144A	102,594	95
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class B
3.447%, 12/10/36 144A	605,000	573
Galton Funding Mortgage Trust, Series 2018-1, Class A33
3.500%, (AFC), 11/25/57 144A	27,802	25
Galton Funding Mortgage Trust, Series 2019-1, Class A21
4.500%, (AFC), 2/25/59 144A	34,320	33
Galton Funding Mortgage Trust, Series 2019-1, Class A32
4.000%, (AFC), 2/25/59 144A	14,931	14
Galton Funding Mortgage Trust, Series 2019-H1, Class M1
3.339%, (AFC), 10/25/59 144A	260,000	234
Galton Funding Mortgage Trust, Series 2020-H1, Class M1
2.832%, (AFC), 1/25/60 144A	285,000	212
Government National Mortgage Association
3.000%, 9/20/47	484,334	438
3.500%, 12/20/42	3,160	3
3.500%, 9/20/43	42,880	40
3.500%, 8/20/44	82,429	77
3.500%, 10/20/46	541	1
3.500%, 11/20/46	32,715	31
3.500%, 1/20/47	35,670	33
3.500%, 10/20/52	1,095,159	1,011
4.000%, 3/20/48	73,289	70
4.000%, 4/20/50	249,856	237
4.000%, 10/20/50	155,566	149
4.000%, 9/20/52	199,530	189
4.500%, 7/20/41	175,561	174
4.500%, 10/20/52	581,632	562
5.000%, 3/20/34	188,845	190
5.000%, 1/20/48	29,045	29
5.000%, 2/20/48	136,763	138

Structured Products (29.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
5.500%, 6/20/37	41,031	42
5.500%, 9/15/45	123,412	126
5.500%, 3/20/48	21,591	22
5.500%, 12/20/48	12,089	12
5.500%, 2/20/49	151,251	153
Government National Mortgage Association TBA
5.000%, 7/20/53	510,000	501
5.500%, 7/20/53	805,000	801
6.500%, 7/20/53	455,000	463
Great Wolf Trust, Series 2019-WOLF, Class A
6.295%, (US SOFR 1 Month plus 1.149%), 12/15/36 144A	255,000	252
Great Wolf Trust, Series 2019-WOLF, Class C
6.894%, (US SOFR 1 Month plus 1.748%), 12/15/36 144A	270,000	265
GS Mortgage Backed Securities Trust, Series 2014-EB1A, Class 2A1
3.952%, (CSTR), 7/25/44 144A	3,171	3
GS Mortgage Backed Securities Trust, Series 2021-GR2, Class A6
2.500%, (AFC), 2/25/52 144A	330,697	282
GS Mortgage Backed Securities Trust, Series 2022-GR1, Class A5
2.500%, (AFC), 6/25/52 144A	913,856	775
GS Mortgage Securities Trust, Series 2021-ROSS, Class B
6.794%, (ICE LIBOR USD 1 Month plus 1.600%), 5/15/26 144A	390,000	335
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A3
1.516%, (AFC), 9/25/56 144A	260,203	199
Imperial Fund Mortgage Trust, Series 2022-NQM4, Class A1
4.767%, (AFC), 6/25/67 144A Σ	757,175	723
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C
7.043%, (ICE LIBOR USD 1 Month plus 1.850%), 9/15/29 144A	250,000	217
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class B
6.964%, (ICE LIBOR USD 1 Month plus 1.770%), 10/15/33 144A	540,000	472
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class C
7.364%, (ICE LIBOR USD 1 Month plus 2.170%), 10/15/33 144A	440,000	371
JP Morgan Mortgage Trust, Series 2020-INV1, Class A11
5.968%, (ICE LIBOR USD 1 Month plus 0.830%), (AFC), 8/25/50 144A	45,240	43
JP Morgan Mortgage Trust, Series 2020-INV1, Class A15
3.500%, (AFC), 8/25/50 144A	73,646	64
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5
3.934%, 9/15/47	540,000	522
KIND Trust, Series 2021-KIND, Class C
7.011%, (US SOFR 1 Month plus 1.865%), 8/15/38 144A	575,838	540

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (29.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
KKR Industrial Portfolio Trust, Series 2021- KDIP, Class C
6.261%, (US SOFR 1 Month plus 1.115%), 12/15/37 144A	157,500	152
KKR Industrial Portfolio Trust, Series 2021- KDIP, Class D
6.511%, (US SOFR 1 Month plus 1.365%), 12/15/37 144A	116,250	112
LSTAR Commercial Mortgage Trust, Series 2017-5, Class AS
4.021%, 3/10/50 144A	340,000	302
MetLife Securitization Trust, Series 2017-1A, Class A
3.000%, (AFC), 4/25/55 144A	76,964	70
MFRA Trust, Series 2021-INV1, Class A1
0.852%, (AFC), 1/25/56 144A	122,594	107
MFRA Trust, Series 2021-NQM2, Class A2
1.317%, (AFC), 11/25/64 144A	121,322	100
Mill City Mortgage Loan Trust, Series 2017-2, Class A1
2.750%, (AFC), 7/25/59 144A	17,839	18
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS
4.110%, (AFC), 10/15/47	185,000	177
Morgan Stanley Capital I Trust, Series 2014- 150E, Class A
3.912%, 9/9/32 144A	610,000	491
Morgan Stanley Capital I Trust, Series 2019- MEAD, Class D
3.283%, (CSTR), 11/10/36 144A	480,000	421
Morgan Stanley Capital I Trust, Series 2019- NUGS, Class D
6.993%, (ICE LIBOR USD 1 Month plus 1.800%), 12/15/36 144A	315,000	168
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-2, Class A4
2.500%, (AFC), 5/25/51 144A	139,091	120
New Orleans Hotel Trust, Series 2019-HNLA, Class B
6.482%, (ICE LIBOR USD 1 Month plus 1.289%), 4/15/32 144A	606,569	584
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A6
2.500%, (AFC), 6/25/51 144A	288,332	248
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A7
2.500%, (AFC), 9/25/51 144A	826,138	706
NLT Trust, Series 2021-INV2, Class A3
1.520%, (AFC), 8/25/56 144A	224,750	175
OBX Trust, Series 2019-EXP2, Class 2A2
5.035%, (ICE LIBOR USD 1 Month plus 1.200%), 7/25/59 144A	58,401	56
OBX Trust, Series 2019-EXP3, Class 2A1
6.050%, (ICE LIBOR USD 1 Month plus 0.900%), (AFC), 10/25/59 144A	69,594	68
OBX Trust, Series 2020-EXP1, Class 1A8
3.500%, 2/25/60 144A	149,365	131
OBX Trust, Series 2020-EXP1, Class 2A1
5.900%, (ICE LIBOR USD 1 Month plus 0.750%), 2/25/60 144A	134,676	124

Structured Products (29.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
OBX Trust, Series 2020-EXP1, Class 2A2
6.100%, (ICE LIBOR USD 1 Month plus 0.950%), 2/25/60 144A	80,145	75
OBX Trust, Series 2020-EXP2, Class A8
3.000%, (AFC), 5/25/60 144A	185,186	158
OBX Trust, Series 2020-EXP2, Class A9
3.000%, (AFC), 5/25/60 144A	46,297	39
OBX Trust, Series 2020-EXP3, Class 1A8
3.000%, (AFC), 1/25/60 144A	158,861	136
OBX Trust, Series 2020-INV1, Class A5
3.500%, (AFC), 12/25/49 144A	40,954	36
ONE Park Mortgage Trust, Series 2021-PARK, Class B
6.211%, (US SOFR 1 Month plus 1.065%), 3/15/36 144A	755,000	698
ONE Park Mortgage Trust, Series 2021-PARK, Class C
6.361%, (US SOFR 1 Month plus 1.215%), 3/15/36 144A	405,000	370
Sequoia Mortgage Trust, Series 2018-CH2, Class A21
4.000%, (AFC), 6/25/48 144A	21,912	20
Sequoia Mortgage Trust, Series 2018-CH2, Class A3
4.000%, (AFC), 6/25/48 144A	50,544	47
Sequoia Mortgage Trust, Series 2018-CH3, Class A19
4.500%, (AFC), 8/25/48 144A	3,290	3
Sequoia Mortgage Trust, Series 2018-CH4, Class A2
4.000%, (AFC), 10/25/48 144A	1,040	1
SG Residential Mortgage Trust, Series 2020-2, Class A1
1.381%, (AFC), 5/25/65 144A	106,635	92
SG Residential Mortgage Trust, Series 2022-1, Class A1
3.166%, (AFC), 3/27/62 144A	576,650	506
STACR Trust, Series 2021-DNA3, Class M2
7.167%, (US 30 Day Average SOFR plus 2.100%), 10/25/33 144A	395,000	387
STACR Trust, Series 2021-DNA5, Class M2
6.717%, (US 30 Day Average SOFR plus 1.650%), 1/25/34 144A	189,562	189
STACR Trust, Series 2021-DNA7, Class M1
5.917%, (US 30 Day Average SOFR plus 0.850%), 11/25/41 144A	203,284	201
STACR Trust, Series 2021-DNA7, Class M2
6.867%, (US 30 Day Average SOFR plus 1.800%), 11/25/41 144A	375,000	361
STACR Trust, Series 2022-DNA2, Class M1A
6.367%, (US 30 Day Average SOFR plus 1.300%), 2/25/42 144A	233,526	232
STACR Trust, Series 2022-DNA3, Class M1A
7.067%, (US 30 Day Average SOFR plus 2.000%), 4/25/42 144A	542,225	544
STACR Trust, Series 2022-DNA4, Class M1A
7.267%, (US 30 Day Average SOFR plus 2.200%), 5/25/42 144A	603,292	607
STACR Trust, Series 2022-DNA5, Class M1A
8.017%, (US 30 Day Average SOFR plus 2.950%), 6/25/42 144A	582,137	593

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (29.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
STACR Trust, Series 2022-DNA6, Class M1A
7.217%, (US 30 Day Average SOFR plus 2.150%), 9/25/42 144A	187,521	189
STACR Trust, Series 2022-HQA1, Class M1A
7.167%, (US 30 Day Average SOFR plus 2.100%), 3/25/42 144A	651,014	652
STACR Trust, Series 2022-HQA3, Class M1A
7.367%, (US 30 Day Average SOFR plus 2.300%), 8/25/42 144A	658,650	663
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3
2.916%, (AFC), 9/27/49 144A	181,793	172
Starwood Mortgage Residential Trust, Series 2020-1, Class A2
2.408%, (AFC), 2/25/50 144A	176,095	162
Starwood Mortgage Residential Trust, Series 2021-2, Class A1
0.943%, (AFC), 5/25/65 144A	149,588	132
Starwood Mortgage Residential Trust, Series 2021-4, Class A1
1.162%, (AFC), 8/25/56 144A	615,209	509
Toorak Mortgage Corp., Series 2021-INV1, Class A2
1.409%, (AFC), 12/31/99 144A	120,157	101
Towd Point Mortgage Trust, Series 2015-1, Class A1
3.000%, (AFC), 1/28/58 144A	47,936	46
Towd Point Mortgage Trust, Series 2017-1, Class A1
2.750%, (AFC), 10/25/56 144A	19,872	20
Towd Point Mortgage Trust, Series 2017-2, Class A1
2.750%, (AFC), 4/25/57 144A	11,417	11
Towd Point Mortgage Trust, Series 2017-3, Class A1
2.750%, (AFC), 7/25/57 144A	62,801	61
Towd Point Mortgage Trust, Series 2017-6, Class A1
2.750%, (AFC), 10/25/57 144A	231,525	219
Towd Point Mortgage Trust, Series 2018-2, Class A1
3.250%, (AFC), 3/25/58 144A	314,344	299
Towd Point Mortgage Trust, Series 2018-5, Class A1A
3.250%, (AFC), 8/25/58 144A	203,861	195
Towd Point Mortgage Trust, Series 2022-4, Class A1
3.750%, (AFC), 9/25/62 144A	893,466	818
Uniform Mortgage Backed Security TBA
4.500%, 7/18/38	390,000	382
5.500%, 7/13/53	500,000	498
6.000%, 7/13/53	880,000	888
United Wholsale Mortgage LLC, Series 2021- INV2, Class A4
2.500%, (AFC), 9/25/51 144A	153,238	131
United Wholsale Mortgage LLC, Series 2021- INV5, Class B
2.500%, (AFC), 1/25/52 144A	179,459	153
Verus Securitization Trust, Series 2019-INV2, Class A1
2.913%, (AFC), 7/25/59 144A	83,236	80

Structured Products (29.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Verus Securitization Trust, Series 2019-INV2, Class A2
3.117%, (AFC), 7/25/59 144A	111,461	107
Verus Securitization Trust, Series 2020-1, Class A1
2.417%, (AFC), 1/25/60 144A Σ	72,101	67
Verus Securitization Trust, Series 2020-2, Class A1
2.226%, (AFC), 5/25/60 144A	84,342	82
Verus Securitization Trust, Series 2020-5, Class A3
1.733%, (AFC), 5/25/65 144A Σ	71,474	64
Verus Securitization Trust, Series 2020-INV1, Class A1
1.977%, (AFC), 4/25/60 144A	36,054	35
Verus Securitization Trust, Series 2021-1, Class A1
0.815%, (AFC), 1/25/66 144A	89,634	75
Verus Securitization Trust, Series 2021-1, Class A3
1.155%, (AFC), 1/25/66 144A	73,174	61
Verus Securitization Trust, Series 2021-2, Class A1
1.031%, (AFC), 2/25/66 144A	169,299	142
Verus Securitization Trust, Series 2021-2, Class A2
1.052%, (AFC), 1/25/66 144A	124,396	104
Verus Securitization Trust, Series 2021-5, Class A3
1.373%, (AFC), 9/25/66 144A	213,880	166
Verus Securitization Trust, Series 2021-7, Class A1
1.829%, (AFC), 10/25/66 144A	810,326	686
Verus Securitization Trust, Series 2021-R1, Class A2
1.057%, (AFC), 10/25/63 144A	54,758	49
Verus Securitization Trust, Series 2021-R2, Class A1
0.918%, (AFC), 2/25/64 144A	174,595	149
Verus Securitization Trust, Series 2022-1, Class A3
3.288%, (AFC), 1/25/67 144A	892,848	759
Verus Securitization Trust, Series 2022-6, Class A1
4.910%, (AFC), 6/25/67 144A Σ	228,287	220
Vista Point Securitization Trust, Series 2020-2, Class A3
2.496%, (AFC), 4/25/65 144A	48,528	43
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2
3.020%, 7/15/58	45,692	44
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A17
3.000%, (AFC), 5/25/50 144A	34,219	29
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A3
2.500%, (AFC), 12/25/50 144A	604,570	521
WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5
3.917%, 10/15/57	575,000	553

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (29.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A5
4.045%, 3/15/47	325,000	320

Total		62,238

Total Structured Products (Cost: $119,327)		111,997

Total Investments (98.4%) (Cost: $394,370)@		378,328

Other Assets, Less Liabilities (1.6%)		5,978

Net Assets (100.0%)		384,306

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

Five-Year US Treasury Note Future	Short	USD	5,400	54	9/23	$5,783	$110	$–
Ten-Year US Treasury Note Future	Short	USD	4,800	48	9/23	5,389	92	(7)
Two-Year US Treasury Note Future	Long	USD	88,400	442	9/23	89,878	(1,239)	(14)
Ultra Long Term US Treasury Bond Future	Short	USD	200	2	9/23	272	(3)	(2)
Ultra Ten-Year US Treasury Note Future	Short	USD	4,100	41	9/23	4,856	58	(12)

							$(982)	$(35)

	Financial Derivative Assets			Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$–	$–	$–	$–	$(35)	$(35)	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At June 30, 2023, the aggregate value of these securities was $3,780 (in thousands), representing 1.0% of net assets.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023 the value of these securities (in thousands) was $128,802 representing 33.6% of the net assets.

b	Part or all of the security has been pledged as collateral.
Σ	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
π	Amount is less than one thousand.
@

At June 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $394,370 and the net unrealized depreciation of investments based on that cost was $17,024 which is comprised of $464 aggregate gross unrealized appreciation and $17,488 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2023. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Municipal Bonds	$—	$419	$—
Corporate Bonds	—	186,763	—
Governments	—	79,149	—
Structured Products	—	111,997	—
Other Financial Instruments^
Futures	260	—	—

Total Assets:	$260	$378,328	$—

Liabilities:
Other Financial Instruments^
Futures	(1,242)	—	—

Total Liabilities:	$(1,242)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio (unaudited)

Sector Allocation 6/30/23

Sector	% of Net Assets

Structured Products	52.1%

Governments	28.3%

Corporate Bonds	23.7%

Municipal Bonds	0.3%

Short-Term Investments & Other Net Assets	-4.4%
Sector Allocation is subject to change.

Select Bond Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

Corporate Bonds (23.7%)	Shares/ Par +	Value $ (000’s)
Basic Materials (0.5%)
Anglo American Capital PLC
4.750%, 3/16/52 144A	2,065,000	1,706
5.500%, 5/2/33 144A	1,585,000	1,549
BHP Billiton Finance USA, Ltd.
4.875%, 2/27/26	5,363,000	5,336
The Dow Chemical Co.
6.900%, 5/15/53	1,008,000	1,138
Glencore Finance Canada, Ltd.
5.300%, 10/25/42 144A	483,000	449
6.000%, 11/15/41 144A	392,000	389
6.900%, 11/15/37 144A	1,109,000	1,187
Glencore Funding LLC
2.625%, 9/23/31 144A	465,000	374
5.700%, 5/8/33 144A	1,540,000	1,528
Rohm and Haas Co.
7.850%, 7/15/29	1,686,000	1,880

Total		15,536

Communications (1.7%)
AT&T, Inc.
3.500%, 6/1/41	1,032,000	792
3.650%, 9/15/59	1,010,000	703
3.800%, 12/1/57	2,905,000	2,103
5.400%, 2/15/34	6,067,000	6,077
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.500%, 6/1/41	555,000	375
3.500%, 3/1/42	3,499,000	2,340
Comcast Corp.
2.987%, 11/1/63	1,207,000	765
4.049%, 11/1/52	1,041,000	865
5.350%, 11/15/27	2,121,000	2,159
Discovery Communications LLC
4.000%, 9/15/55	1,129,000	750
Meta Platforms, Inc.
5.600%, 5/15/53	2,035,000	2,090
5.750%, 5/15/63	2,035,000	2,106
T-Mobile USA, Inc.
1.500%, 2/15/26	723,000	653
2.250%, 2/15/26	2,254,000	2,071
2.550%, 2/15/31	1,613,000	1,341
3.750%, 4/15/27	3,431,000	3,248
4.800%, 7/15/28	2,143,000	2,099
4.950%, 3/15/28	2,141,000	2,107
5.050%, 7/15/33	2,679,000	2,631
5.650%, 1/15/53	3,280,000	3,331
Verizon Communications, Inc.
2.355%, 3/15/32	2,680,000	2,156
2.650%, 11/20/40	1,352,000	940
5.050%, 5/9/33	5,873,000	5,808
ViacomCBS, Inc.
4.950%, 5/19/50	1,303,000	978

Total		48,488

Corporate Bonds (23.7%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical (1.4%)
Delta Air Lines, Inc./SkyMiles IP, Ltd.
4.750%, 10/20/28 144A	3,541,000	3,437
Ford Motor Credit Co. LLC
2.900%, 2/10/29	1,780,000	1,473
7.200%, 6/10/30	2,971,000	2,998
General Motors Co.
5.200%, 4/1/45	861,000	735
Harley-Davidson Financial Services, Inc.
6.500%, 3/10/28 144A	1,611,000	1,612
Hyundai Capital America
0.800%, 1/8/24 144A	849,000	827
1.300%, 1/8/26 144A	2,035,000	1,821
5.500%, 3/30/26 144A	2,155,000	2,136
5.600%, 3/30/28 144A	3,357,000	3,340
5.700%, 6/26/30 144A	2,128,000	2,114
Lowe’s Companies, Inc.
4.250%, 4/1/52	2,024,000	1,651
5.150%, 7/1/33	2,959,000	2,958
5.625%, 4/15/53	2,621,000	2,619
5.750%, 7/1/53	1,077,000	1,097
5.850%, 4/1/63	538,000	536
Walmart, Inc.
4.100%, 4/15/33	2,692,000	2,614
4.500%, 4/15/53	1,616,000	1,576
Warnermedia Holdings, Inc.
5.050%, 3/15/42	2,118,000	1,785
5.141%, 3/15/52	3,768,000	3,068
5.391%, 3/15/62	1,336,000	1,089

Total		39,486

Consumer, Non-cyclical (4.3%)
Abbott Laboratories
1.400%, 6/30/30	2,415,000	1,986
4.750%, 11/30/36	1,612,000	1,618
AbbVie, Inc.
4.050%, 11/21/39	1,140,000	993
4.250%, 11/21/49	5,475,000	4,726
4.300%, 5/14/36	698,000	641
4.450%, 5/14/46	710,000	625
4.550%, 3/15/35	1,609,000	1,532
Adani International Container Terminal Private, Ltd.	144A	144A
3.000%, 2/16/31 144A	843,630	661
Amgen, Inc.
5.150%, 3/2/28	3,219,000	3,216
5.250%, 3/2/25	5,359,000	5,331
5.650%, 3/2/53	6,083,000	6,160
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.700%, 2/1/36	5,952,000	5,789
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 4/15/38	2,861,000	2,649
AstraZeneca Finance LLC
4.875%, 3/3/28	2,353,000	2,352
4.900%, 3/3/30	3,215,000	3,221

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Corporate Bonds (23.7%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Bunge, Ltd. Finance Corp.
1.630%, 8/17/25	1,107,000	1,018
2.750%, 5/14/31	230,000	193
Cigna Corp.
5.400%, 3/15/33	1,338,000	1,362
Constellation Brands, Inc.
4.900%, 5/1/33	1,555,000	1,528
5.250%, 11/15/48	1,170,000	1,120
CVS Health Corp.
4.875%, 7/20/35	316,000	300
DH Europe Finance II SARL
2.200%, 11/15/24	2,640,000	2,528
Eli Lilly & Co.
4.700%, 2/27/33	1,073,000	1,087
4.875%, 2/27/53	1,609,000	1,653
4.950%, 2/27/63	751,000	766
Gilead Sciences, Inc.
1.650%, 10/1/30	965,000	788
2.600%, 10/1/40	1,670,000	1,209
4.000%, 9/1/36	859,000	775
4.600%, 9/1/35	1,219,000	1,174
HCA, Inc.
4.625%, 3/15/52 144A	1,029,000	846
5.200%, 6/1/28	4,972,000	4,932
5.900%, 6/1/53	3,748,000	3,713
Kenvue, Inc.
4.900%, 3/22/33 144A	4,294,000	4,345
5.050%, 3/22/28 144A	2,147,000	2,164
5.050%, 3/22/53 144A	1,342,000	1,370
5.200%, 3/22/63 144A	537,000	550
Merck & Co., Inc.
4.500%, 5/17/33	545,000	541
5.000%, 5/17/53	1,086,000	1,100
5.150%, 5/17/63	815,000	832
Pfizer Investment Enterprises Pte., Ltd.
4.750%, 5/19/33	8,478,000	8,446
5.300%, 5/19/53	3,514,000	3,653
5.340%, 5/19/63	1,609,000	1,628
Philip Morris International, Inc.
4.875%, 2/13/26	1,740,000	1,728
4.875%, 2/15/28	4,653,000	4,582
5.000%, 11/17/25	2,278,000	2,266
5.125%, 11/17/27	3,417,000	3,427
5.125%, 2/15/30	3,497,000	3,458
5.375%, 2/15/33	2,909,000	2,903
5.750%, 11/17/32	547,000	560
Quanta Services, Inc.
0.950%, 10/1/24	1,918,000	1,802
Roche Holdings, Inc.
2.076%, 12/13/31 144A	1,057,000	871
Shire Acquisitions Investments Ireland DAC
2.875%, 9/23/23	791,000	786
Takeda Pharmaceutical Co., Ltd.
4.400%, 11/26/23	620,000	616
UnitedHealth Group, Inc.
3.050%, 5/15/41	505,000	390
3.250%, 5/15/51	1,594,000	1,189
4.000%, 5/15/29	2,042,000	1,951
5.050%, 4/15/53	1,000,000	994
5.200%, 4/15/63	1,109,000	1,109

Corporate Bonds (23.7%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
5.875%, 2/15/53	2,564,000	2,848

Total		122,601

Energy (1.4%)
Aker BP ASA
5.600%, 6/13/28 144A	3,189,000	3,166
6.000%, 6/13/33 144A	2,666,000	2,667
BP Capital Markets America, Inc.
4.812%, 2/13/33	5,888,000	5,802
Energy Transfer LP
4.400%, 3/15/27	476,000	455
4.950%, 5/15/28	3,554,000	3,439
5.300%, 4/15/47	2,779,000	2,417
5.750%, 2/15/33	3,908,000	3,934
6.125%, 12/15/45	859,000	816
Exxon Mobil Corp.
3.452%, 4/15/51	2,700,000	2,098
4.327%, 3/19/50	3,554,000	3,220
Galaxy Pipeline Assets Bidco, Ltd.
1.750%, 9/30/27 144A	1,723,502	1,588
2.160%, 3/31/34 144A	1,954,281	1,659
2.625%, 3/31/36 144A	1,480,000	1,193
2.940%, 9/30/40 144A	909,006	729
MPLX LP
4.950%, 3/14/52	1,992,000	1,692
5.000%, 3/1/33	3,230,000	3,094
Petroleos Mexicanos
2.460%, 12/15/25	1,604,750	1,535
Sunoco Logistics Partners Operations LP
5.400%, 10/1/47	816,000	719

Total		40,223

Financial (8.8%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.150%, 10/29/23	10,870,000	10,696
Agree LP
2.000%, 6/15/28	2,012,000	1,674
2.600%, 6/15/33	458,000	352
4.800%, 10/1/32	1,009,000	937
American Express Co.
5.043%, (US SOFR plus 1.835%), 5/1/34	3,760,000	3,678
American Homes 4 Rent LP
3.625%, 4/15/32	1,852,000	1,601
4.300%, 4/15/52	830,000	646
American Tower Corp.
2.950%, 1/15/51	537,000	339
3.125%, 1/15/27	907,000	835
5.500%, 3/15/28	2,143,000	2,128
5.550%, 7/15/33	2,663,000	2,681
Antares Holdings LP
3.750%, 7/15/27 144A	2,439,000	2,041
Bank of America Corp.
1.734%, (US SOFR plus 0.960%), 7/22/27	5,346,000	4,773
3.419%, (US SOFR 3 Month plus 1.302%), 12/20/28	7,528,000	6,903
5.080%, (US SOFR plus 1.290%), 1/20/27	2,770,000	2,728
5.202%, (US SOFR plus 1.630%), 4/25/29	4,729,000	4,677
5.288%, (US SOFR plus 1.910%), 4/25/34	9,802,000	9,711

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Corporate Bonds (23.7%)	Shares/ Par +	Value $ (000’s)
Financial continued
The Bank of New York Mellon Corp.
4.947%, (US SOFR plus 1.026%), 4/26/27	6,436,000	6,357
4.967%, (US SOFR plus 1.606%), 4/26/34	4,863,000	4,749
Bank of Nova Scotia
5.250%, 6/12/28	4,261,000	4,232
Barclays PLC
5.829%, (US SOFR plus 2.210%), 5/9/27	6,375,000	6,288
6.224%, (US SOFR plus 2.980%), 5/9/34	3,291,000	3,278
7.437%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus 3.500%), 11/2/33	4,232,000	4,579
BNP Paribas SA
5.335%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus 1.500%), 6/12/29 144A	4,256,000	4,197
Boston Properties LP
6.500%, 1/15/34	214,000	215
Brighthouse Financial, Inc.
3.850%, 12/22/51	953,000	602
Brixmor Operating Partnership LP
2.500%, 8/16/31	1,771,000	1,375
Brookfield Capital Finance LLC
6.087%, 6/14/33	2,661,000	2,701
Capital One Financial Corp.
6.312%, (US SOFR plus 2.640%), 6/8/29	4,261,000	4,232
6.377%, (US SOFR plus 2.860%), 6/8/34	3,196,000	3,173
The Charles Schwab Corp.
5.643%, (US SOFR plus 2.210%), 5/19/29	4,343,000	4,338
5.853%, (US SOFR plus 2.500%), 5/19/34	1,064,000	1,080
Citigroup, Inc.
6.174%, (US SOFR plus 2.661%), 5/25/34	6,386,000	6,442
Cooperatieve Rabobank U.A.
5.564%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.400%), 2/28/29 144A	7,590,000	7,489
Credit Suisse Group AG
4.194%, (US SOFR plus 3.730%), 4/1/31 144A	1,682,000	1,497
4.282%, 1/9/28 144A	4,998,000	4,619
6.442%, (US SOFR plus 3.700%), 8/11/28 144A	4,225,000	4,241
Crown Castle International Corp.
1.050%, 7/15/26	2,886,000	2,527
2.900%, 3/15/27	1,550,000	1,418
2.900%, 4/1/41	1,072,000	752
3.800%, 2/15/28	1,060,000	988
4.800%, 9/1/28	1,060,000	1,028
5.000%, 1/11/28	5,593,000	5,489
Deutsche Bank AG
3.742%, (US SOFR plus 2.257%), 1/7/33	4,166,000	3,055
7.079%, (US SOFR plus 3.650%), 2/10/34	388,000	359
Essex Portfolio LP
2.550%, 6/15/31	955,000	772
Federal Realty Investment Trust
3.950%, 1/15/24	1,281,000	1,266
The Goldman Sachs Group, Inc.
1.948%, (US SOFR plus 0.913%), 10/21/27	2,390,000	2,126
HSBC Holdings PLC
6.161%, (US SOFR plus 1.970%), 3/9/29	4,335,000	4,372
6.254%, (US SOFR plus 2.390%), 3/9/34	1,230,000	1,261

Corporate Bonds (23.7%)	Shares/ Par +	Value $ (000’s)
Financial continued
6.332%, (US SOFR plus 2.650%), 3/9/44	1,809,000	1,875
Invitation Homes Operating Partnership LP
2.000%, 8/15/31	319,000	244
4.150%, 4/15/32	1,843,000	1,651
KeyBank NA
5.000%, 1/26/33	3,374,000	2,920
M&T Bank Corp.
5.053%, (US SOFR plus 1.850%), 1/27/34	1,981,000	1,809
Macquarie Group, Ltd.
5.887%, (US SOFR plus 2.380%), 6/15/34 144A	4,260,000	4,185
Manufacturers & Traders Trust Co.
4.700%, 1/27/28	1,495,000	1,398
Mid-America Apartments LP
4.300%, 10/15/23	949,000	944
Mizuho Financial Group, Inc.
5.748%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.900%), 7/6/34	2,172,000	2,179
Morgan Stanley
5.123%, (US SOFR plus 1.730%), 2/1/29	1,065,000	1,050
5.164%, (US SOFR plus 1.590%), 4/20/29	1,065,000	1,052
5.250%, (US SOFR plus 1.870%), 4/21/34	3,218,000	3,178
6.342%, (US SOFR plus 2.560%), 10/18/33	3,667,000	3,901
National Australia Bank, Ltd.
4.900%, 6/13/28	4,132,000	4,091
Realty Income Corp.
2.200%, 6/15/28	992,000	859
2.850%, 12/15/32	1,340,000	1,090
4.850%, 3/15/30	1,286,000	1,243
4.900%, 7/15/33	1,788,000	1,709
5.625%, 10/13/32	1,874,000	1,894
Regency Centers LP
2.950%, 9/15/29	2,537,000	2,174
Santander Holdings USA, Inc.
6.499%, (US SOFR plus 2.356%), 3/9/29	4,384,000	4,336
6.565%, (US SOFR plus 2.700%), 6/12/29	2,660,000	2,608
SBL Holdings LLC
5.000%, 2/18/31 144A	3,338,000	2,585
Store Capital Corp.
2.700%, 12/1/31	644,000	447
2.750%, 11/18/30	1,638,000	1,184
4.500%, 3/15/28	1,064,000	929
4.625%, 3/15/29	1,182,000	995
Sun Communities Operating LP
4.200%, 4/15/32	1,852,000	1,617
Svenska Handelsbanken AB	144A	144A
5.500%, 6/15/28 144A	6,441,000	6,311
Swedbank AB
5.472%, 6/15/26 144A	6,386,000	6,330
Truist Financial Corp.
5.867%, (US SOFR plus 2.361%), 6/8/34	2,663,000	2,664
6.047%, (US SOFR plus 2.050%), 6/8/27	3,728,000	3,730
Trust Fibra Uno	144A	144A
6.390%, 1/15/50 144A	1,215,000	961
UBS Group AG
5.959%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.200%), 1/12/34 144A	1,170,000	1,164

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Corporate Bonds (23.7%)	Shares/ Par +	Value $ (000’s)
Financial continued
US Bancorp
5.775%, (US SOFR plus 2.020%), 6/12/29	5,321,000	5,319
5.836%, (US SOFR plus 2.260%), 6/12/34	2,129,000	2,144
Wells Fargo & Co.
4.897%, (US SOFR plus 2.100%), 7/25/33	8,934,000	8,570

Total		248,837

Industrial (1.5%)
The Boeing Co.
2.196%, 2/4/26	3,649,000	3,349
3.250%, 2/1/35	1,182,000	958
3.750%, 2/1/50	2,108,000	1,583
Burlington Northern Santa Fe LLC
4.450%, 1/15/53	430,000	394
Canadian Pacific Railway Co.
1.350%, 12/2/24	2,390,000	2,246
1.750%, 12/2/26	462,000	415
Crowley Conro LLC
4.181%, 8/15/43	1,251,041	1,211
John Deere Capital Corp.
4.150%, 9/15/27	5,065,000	4,942
4.700%, 6/10/30	6,597,000	6,554
4.850%, 10/11/29	1,213,000	1,212
4.900%, 3/3/28	2,679,000	2,695
Lockheed Martin Corp.
4.750%, 2/15/34	3,844,000	3,835
Northrop Grumman Corp.
4.400%, 5/1/30	1,235,000	1,202
Raytheon Co.
5.150%, 2/27/33	2,788,000	2,826
5.375%, 2/27/53	1,729,000	1,795
Republic Services, Inc.
4.875%, 4/1/29	1,613,000	1,611
5.000%, 4/1/34	1,613,000	1,609
Union Pacific Corp.
2.375%, 5/20/31	1,023,000	865
2.800%, 2/14/32	1,388,000	1,198
3.375%, 2/14/42	1,154,000	922

Total		41,422

Technology (2.1%)
Apple, Inc.
2.375%, 2/8/41	782,000	577
2.650%, 2/8/51	658,000	454
3.950%, 8/8/52	1,510,000	1,331
4.000%, 5/10/28	3,215,000	3,163
4.150%, 5/10/30	1,607,000	1,582
4.850%, 5/10/53	1,393,000	1,427
Broadcom, Inc.
2.450%, 2/15/31 144A	1,682,000	1,368
3.150%, 11/15/25	1,260,000	1,197
3.419%, 4/15/33 144A	1,382,000	1,156
3.469%, 4/15/34 144A	1,079,000	885
4.926%, 5/15/37 144A	1,537,000	1,391
Fiserv, Inc.
5.600%, 3/2/33	549,000	559
Intel Corp.
2.800%, 8/12/41	923,000	657
5.625%, 2/10/43	617,000	626
5.700%, 2/10/53	1,069,000	1,087

Corporate Bonds (23.7%)	Shares/ Par +	Value $ (000’s)
Technology continued
5.900%, 2/10/63	1,499,000	1,548
KLA-Tencor Corp.
3.300%, 3/1/50	881,000	661
Micron Technology, Inc.
3.477%, 11/1/51	526,000	351
5.375%, 4/15/28	5,386,000	5,334
5.875%, 2/9/33	632,000	629
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.500%, 5/11/31	1,071,000	873
3.250%, 5/11/41	1,054,000	767
4.400%, 6/1/27	1,165,000	1,126
Oracle Corp.
4.000%, 7/15/46	1,867,000	1,435
4.375%, 5/15/55	648,000	518
5.550%, 2/6/53	1,431,000	1,386
6.900%, 11/9/52	2,403,000	2,697
QUALCOMM, Inc.
6.000%, 5/20/53	2,423,000	2,712
Texas Instruments, Inc.
4.900%, 3/14/33	4,294,000	4,400
5.000%, 3/14/53	2,684,000	2,719
5.050%, 5/18/63	1,609,000	1,612
VMware, Inc.
0.600%, 8/15/23	4,708,000	4,680
1.000%, 8/15/24	3,343,000	3,165
1.400%, 8/15/26	3,127,000	2,761
4.700%, 5/15/30	1,932,000	1,844

Total		58,678

Utilities (2.0%)
American Transmission Systems, Inc.
2.650%, 1/15/32 144A	669,000	553
Baltimore Gas & Electric Co.
2.250%, 6/15/31	1,435,000	1,194
5.400%, 6/1/53	1,607,000	1,632
CenterPoint Energy Houston Electric LLC
3.600%, 3/1/52	1,060,000	822
Commonwealth Edison Co.
5.300%, 2/1/53	431,000	438
Consolidated Edison Co. of New York, Inc.
5.200%, 3/1/33	3,003,000	3,035
Consumers Energy Co.
2.500%, 5/1/60	882,000	506
DTE Electric Co.
2.950%, 3/1/50	1,675,000	1,139
3.650%, 3/1/52	767,000	597
Duke Energy Carolinas LLC
2.550%, 4/15/31	976,000	828
2.850%, 3/15/32	1,782,000	1,515
3.550%, 3/15/52	1,298,000	989
4.950%, 1/15/33	1,597,000	1,585
5.350%, 1/15/53	2,151,000	2,179
Duke Energy Corp.
2.550%, 6/15/31	1,051,000	866
3.500%, 6/15/51	297,000	215
Duke Energy Florida LLC
2.400%, 12/15/31	1,431,000	1,175
Duke Energy Progress LLC
2.500%, 8/15/50	1,448,000	899
5.250%, 3/15/33	1,066,000	1,083

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Corporate Bonds (23.7%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Entergy Arkansas LLC
2.650%, 6/15/51	1,292,000	804
5.150%, 1/15/33	2,152,000	2,157
Eversource Energy
1.650%, 8/15/30	1,630,000	1,292
Exelon Corp.
5.300%, 3/15/33	1,620,000	1,615
5.600%, 3/15/53	922,000	929
Israel Electric Corp., Ltd.
3.750%, 2/22/32 144A §	960,000	819
Jersey Central Power & Light Co.
2.750%, 3/1/32 144A	1,576,000	1,300
Metropolitan Edison Co.
4.300%, 1/15/29 144A	1,687,000	1,595
5.200%, 4/1/28 144A	1,614,000	1,598
MidAmerican Energy Co.
2.700%, 8/1/52	1,244,000	786
Mississippi Power Co.
3.100%, 7/30/51	1,720,000	1,157
4.250%, 3/15/42	660,000	549
NSTAR Electric Co.
3.100%, 6/1/51	885,000	619
Pacific Gas & Electric Co.
2.100%, 8/1/27	768,000	656
3.950%, 12/1/47	3,311,000	2,255
4.200%, 6/1/41	833,000	620
4.500%, 7/1/40	494,000	384
4.750%, 2/15/44	483,000	375
4.950%, 7/1/50	4,587,000	3,603
6.100%, 1/15/29	1,066,000	1,049
PacifiCorp
5.500%, 5/15/54	1,716,000	1,610
PECO Energy Co.
2.850%, 9/15/51	1,731,000	1,140
Pennsylvania Electric Co.
3.250%, 3/15/28 144A	1,398,000	1,267
5.150%, 3/30/26 144A	1,077,000	1,061
Public Service Company of Oklahoma
3.150%, 8/15/51	971,000	642
Public Service Electric & Gas Co.
1.900%, 8/15/31	1,924,000	1,545
2.050%, 8/1/50	398,000	234
2.700%, 5/1/50	669,000	447
Southern California Edison Co.
4.125%, 3/1/48	1,081,000	877
Virginia Electric & Power Co.
2.950%, 11/15/51	1,435,000	960
5.450%, 4/1/53	486,000	486

Total		55,681

Total Corporate Bonds (Cost: $704,216)		670,952

Governments (28.3%)
Governments (28.3%)
Bank Gospodarstwa Krajowego
5.375%, 5/22/33 144A	297,000	295
Bermuda Government International Bond
5.000%, 7/15/32 144A	1,280,000	1,248

Governments (28.3%)	Shares/ Par +	Value $ (000’s)
Governments continued
Export Finance & Insurance Corp.
4.625%, 10/26/27 144A	3,690,000	3,699
Federal Home Loan Bank
1.000%, 9/30/31 Σ	5,185,000	4,306
Federal Home Loan Mortgage Corp.
0.000%, 12/14/29 PO	4,007,000	3,064
Federal National Mortgage Association
0.000%, 11/15/30 PO	11,778,000	8,604
1.520%, 8/21/35	5,256,000	3,731
1.900%, 1/25/36	4,686,000	3,444
Panama Government International Bond
6.853%, 3/28/54	1,087,000	1,130
Province of Saskatchewan
3.250%, 6/8/27	1,462,000	1,383
Republic of Paraguay
5.400%, 3/30/50 144A	888,000	757
5.850%, 8/21/33 144A	2,447,000	2,447
Republic of Poland Government International Bond
5.500%, 4/4/53	1,226,000	1,233
State of Israel
4.500%, 1/17/33	3,834,000	3,760
United Mexican States
3.500%, 2/12/34	4,534,000	3,798
3.750%, 4/19/71	2,264,000	1,507
3.771%, 5/24/61	784,000	532
6.338%, 5/4/53	2,613,000	2,662
US Treasury
0.375%, 7/31/27	25,974,000	22,220
0.750%, 5/31/26	1,756,000	1,577
0.750%, 1/31/28	15,502,000	13,298
1.125%, 5/15/40	3,189,000	2,067
1.125%, 8/15/40	48,786,000	31,368
1.125%, 2/29/28	8,050,000	7,015
1.125%, 8/31/28	5,436,000	4,684
1.250%, 9/30/28	6,026,000	5,216
1.375%, 11/15/40	86,970,000	58,188
1.375%, 10/31/28	13,778,000	11,987
1.500%, 8/15/26	61,516,000	56,227
1.625%, 5/15/26	24,269,000	22,393
1.750%, 8/15/41	96,652,000	67,902
1.750%, 12/31/26	5,491,000	5,029
1.875%, 2/15/41	4,376,000	3,178
1.875%, 2/28/29	14,314,000	12,729
2.000%, 11/15/41	53,276,000	38,998
2.000%, 8/15/51	20,260,000	13,811
2.000%, 11/15/26	838,000	775
2.125%, 5/15/25	9,751,000	9,260
2.250%, 2/15/52	4,263,000	3,081
2.250%, 11/15/25	11,396,000	10,767
2.625%, 2/15/29	18,717,000	17,343
2.625%, 7/31/29	5,197,000	4,801
2.750%, 7/31/27	6,770,000	6,383
2.875%, 5/15/52	6,847,000	5,674
2.875%, 4/30/25	10,294,000	9,913
2.875%, 6/15/25	19,467,000	18,726
2.875%, 8/15/28	7,739,000	7,290
3.000%, 8/15/52	27,397,000	23,294
3.000%, 7/15/25	6,079,000	5,859
3.250%, 6/30/29	18,265,000	17,474

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Governments (28.3%)	Shares/ Par +	Value $ (000’s)
Governments continued
3.375%, 5/15/33	16,099,000	15,525
3.375%, 8/15/42	1,422,000	1,291
3.500%, 1/31/28	10,442,000	10,140
3.500%, 4/30/28	11,994,000	11,655
3.625%, 2/15/53	51,776,000	49,689
3.625%, 5/15/53	1,876,000	1,803
3.625%, 5/15/26	225,000	219
3.625%, 3/31/28	5,844,000	5,708
3.625%, 5/31/28	6,129,000	5,995
3.750%, 5/31/30	4,792,000	4,725
3.875%, 2/15/43	563,000	549
3.875%, 5/15/43	20,729,000	20,227
4.000%, 2/15/26	307,000	302
4.000%, 6/30/28	72,673,000	72,276
4.125%, 1/31/25	1,831,000	1,802
4.125%, 6/15/26	6,359,000	6,295
4.250%, 5/31/25	10,706,000	10,571
4.250%, 10/15/25	11,139,000	11,015
4.375%, 10/31/24	665,000	657
4.500%, 11/30/24	149,000	147
5.250%, 11/15/28	1,355,000	1,425

Total		798,143

Total Governments (Cost: $862,565)		798,143

Municipal Bonds (0.3%)
Municipal Bonds (0.3%)
County of Clark Department of Aviation
6.820%, 7/1/45 RB	1,780,000	2,166
North Texas Tollway Authority, Series 2009-B
6.718%, 1/1/49 RB	1,950,000	2,421
The Ohio State University
4.800%, 6/1/11 RB	1,070,000	982
Port Authority of New York & New Jersey
4.458%, 10/1/62 RB	3,110,000	2,841
The University of Texas System
2.439%, 8/15/49 RB	925,000	612

Total Municipal Bonds (Cost: $10,471)		9,022

Structured Products (52.1%)
Asset Backed Securities (11.9%)
Ally Auto Receivables Trust, Series 2022-3, Class A3
5.070%, 6/15/31	1,172,000	1,167
American Express Credit Account Master Trust, Series 2023-1, Class A
4.870%, 5/15/28	4,665,000	4,637
AmeriCredit Automobile Receivables Trust, Series 2022-1, Class A3
2.450%, 11/18/26	906,000	877
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A3
4.380%, 4/18/28	2,236,000	2,191
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A3
5.620%, 11/18/27	3,271,000	3,249

Structured Products (52.1%)		Shares/ Par +
Asset Backed Securities continued
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A
2.360%, 3/20/26 144A	2,229,000	2,105
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A
2.330%, 8/20/26 144A	1,707,000	1,587
Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class A
1.660%, 2/20/28 144A	2,049,000	1,772
Avis Budget Rental Car Funding AESOP LLC, Series 2022-4A, Class A
4.770%, 2/20/29 144A	1,155,000	1,105
Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A, Class A
5.250%, 4/20/29 144A	4,236,000	4,129
Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class A
5.200%, 10/20/27 144A	2,709,000	2,648
Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class A
5.490%, 6/20/29 144A	5,707,000	5,614
Avis Budget Rental Car Funding AESOP LLC, Series 2023-6A, Class A
5.810%, 12/20/29 144A	3,240,000	3,234
BA Credit Card Trust, Series 2023-A1, Class A1
4.790%, 5/15/28	5,291,000	5,253
BMW Vehicle Lease Trust, Series 2023-1, Class A4
5.070%, 6/25/26	1,628,000	1,616
Capital One Multi-Asset Execution Trust, Series 2022-A2, Class A
3.490%, 5/15/27	3,199,000	3,092
Capital One Multi-Asset Execution Trust, Series 2023-A1, Class A
4.420%, 5/15/28	2,699,000	2,652
Capital One Prime Auto Receivables Trust, Series 2023-1, Class A3
4.870%, 2/15/28	6,746,000	6,675
Capital One Prime Auto Receivables Trust, Series 2023-1, Class A4 4.760%, 8/15/28	2,249,000	2,221
Chase Auto Owner Trust, Series 2022-AA, Class A4
3.990%, 3/27/28 144A	1,504,000	1,451
College Avenue Student Loans LLC, Series 2017-A, Class A1
6.800%, (ICE LIBOR USD 1 Month plus
1.650%), 11/26/46 144A	710,463	710
College Avenue Student Loans LLC, Series 2018-A, Class A2	144A	144A
4.130%, 12/26/47 144A	632,434	594
College Avenue Student Loans LLC, Series 2019-A, Class A2	144A	144A
3.280%, 12/28/48 144A	1,246,696	1,138
Discover Card Execution Note Trust, Series 2022-A3, Class A3
3.560%, 7/15/27	537,000	519
Discover Card Execution Note Trust, Series 2022-A4, Class A
5.030%, 10/15/27	900,000	895

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Structured Products (52.1%)		Shares/ Par +
Asset Backed Securities continued
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.310%, 3/15/28	5,372,000	5,254
Discover Card Execution Note Trust, Series 2023-A2, Class A
4.930%, 6/15/28	9,524,000	9,485
Enterprise Fleet Financing LLC, Series 2023- 1, Class A2
5.510%, 1/22/29 144A	3,237,000	3,210
Enterprise Fleet Financing LLC, Series 2023- 1, Class A3
5.420%, 10/22/29 144A	1,996,000	1,986
Ford Credit Auto Lease Trust, Series 2023-A, Class A4
4.830%, 5/15/26	1,728,000	1,702
Ford Credit Auto Owner Trust, Series 2022-1, Class A
3.880%, 11/15/34 144A	7,377,000	6,994
Ford Credit Auto Owner Trust, Series 2022-D, Class A4
5.300%, 3/15/28	1,060,000	1,059
Ford Credit Auto Owner Trust, Series 2023-1, Class A
4.850%, 8/15/35 144A	8,411,000	8,230
Ford Credit Auto Owner Trust, Series 2023-A, Class A3
4.650%, 2/15/28	4,627,000	4,568
Ford Credit Auto Owner Trust, Series 2023-B, Class A3
5.230%, 5/15/28	3,963,000	3,956
Ford Credit Auto Owner Trust, Series 2023-B, Class A4
5.060%, 2/15/29	1,569,000	1,564
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1
4.920%, 5/15/28 144A	4,226,000	4,179
GM Financial Automobile Leasing Trust, Series 2023-1, Class A4
5.160%, 1/20/27	2,426,000	2,405
GM Financial Automobile Leasing Trust, Series 2023-2, Class A3
5.050%, 7/20/26	3,268,000	3,241
GM Financial Automobile Leasing Trust, Series 2023-2, Class A4
5.090%, 5/20/27	1,491,000	1,474
GM Financial Consumer Automobile
Receivables Trust, Series 2022-2, Class A3
3.100%, 2/16/27	5,175,000	5,008
GM Financial Consumer Automobile
Receivables Trust, Series 2022-4, Class A3
4.820%, 8/16/27	1,841,000	1,820
GM Financial Revolving Receivables Trust, Series 2022-1, Class A
5.910%, 10/11/35 144A	2,780,000	2,833
GM Financial Revolving Receivables Trust, Series 2023-1, Class A
5.120%, 4/11/35 144A	4,236,000	4,188
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1
5.340%, 6/15/28 144A	7,354,000	7,340

Structured Products (52.1%)		Shares/ Par +
Asset Backed Securities continued
Hertz Vehicle Financing III LLC, Series 2021- 2A, Class A
1.680%, 12/27/27 144A	2,671,000	2,327
Hertz Vehicle Financing III LLC, Series 2022- 1A, Class A
1.990%, 6/25/26 144A	4,296,000	3,985
Hertz Vehicle Financing III LLC, Series 2023- 2A, Class 2A
5.570%, 9/25/29 144A	5,397,000	5,309
Hertz Vehicle Financing LLC, Series 2022-4A, Class A
3.730%, 9/25/26 144A	2,594,000	2,473
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3
5.040%, 4/21/27	5,852,000	5,814
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4
4.970%, 6/21/29	2,813,000	2,795
Hyundai Auto Lease Securitization Trust, Series 2023-B, Class A4
5.170%, 4/15/27 144A	2,377,000	2,344
Hyundai Auto Receivables Trust, Series 2021- C, Class A4
1.030%, 12/15/27	1,869,000	1,709
Hyundai Auto Receivables Trust, Series 2022- A, Class A3
2.220%, 10/15/26	3,507,000	3,366
Hyundai Auto Receivables Trust, Series 2022- A, Class A4
2.350%, 4/17/28	1,194,000	1,115
Hyundai Auto Receivables Trust, Series 2023- A, Class A4
4.480%, 7/17/28	2,148,000	2,106
Mercedes-Benz Auto Lease Trust, Series 2023-A, Class A3
4.740%, 1/15/27	3,199,000	3,152
Mercedes-Benz Auto Receivables Trust, Series 2022-1, Class A4
5.250%, 2/15/29	2,454,000	2,464
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A4
4.310%, 4/16/29	1,914,000	1,871
Navient Private Education Refi Loan Trust, Series 2014-AA, Class A3
6.793%, (ICE LIBOR USD 1 Month plus 1.600%), 10/15/31 144A	1,179,818	1,178
Navient Private Education Refi Loan Trust, Series 2018-C, Class A2
3.520%, 6/16/42 144A	74,471	73
Navient Private Education Refi Loan Trust, Series 2018-DA, Class A2A
4.000%, 12/15/59 144A	1,778,380	1,696
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A
3.420%, 1/15/43 144A	1,504,751	1,446
Navient Private Education Refi Loan Trust, Series 2019-C, Class A2
3.130%, 2/15/68 144A	1,217,874	1,151
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2A
3.010%, 12/15/59 144A	3,233,147	2,988

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Structured Products (52.1%)		Shares/ Par +
Asset Backed Securities continued
Navient Private Education Refi Loan Trust, Series 2020-BA, Class A2
2.120%, 1/15/69 144A	1,145,282	1,038
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A
1.170%, 9/16/69 144A	2,073,585	1,835
Navient Private Education Refi Loan Trust, Series 2021-A, Class A
0.840%, 5/15/69 144A	565,668	491
Navient Private Education Refi Loan Trust, Series 2021-FA, Class A
1.110%, 2/18/70 144A	2,931,861	2,447
Navient Private Education Refi Loan Trust, Series 2022-A, Class A
2.230%, 7/15/70 144A	7,159,957	6,206
Navient Student Loan Trust, Series 2016-AA, Class A2B
7.343%, (ICE LIBOR USD 1 Month plus 2.150%), 12/15/45 144A	516,714	519
Navient Student Loan Trust, Series 2019-BA, Class A2A
3.390%, 12/15/59 144A	2,346,734	2,217
Navient Student Loan Trust, Series 2019-FA, Class A2
2.600%, 8/15/68 144A	1,911,849	1,753
Navient Student Loan Trust, Series 2020-EA, Class A
1.690%, 5/15/69 144A	110,995	99
Navient Student Loan Trust, Series 2020-IA, Class A1A
1.330%, 4/15/69 144A	2,959,729	2,598
Navient Student Loan Trust, Series 2021-3A, Class A1A
1.770%, 8/25/70 144A	3,147,506	2,737
Navient Student Loan Trust, Series 2021-BA, Class A
0.940%, 7/15/69 144A	853,050	737
Navient Student Loan Trust, Series 2021-CA, Class A
1.060%, 10/15/69 144A	3,327,818	2,870
Navient Student Loan Trust, Series 2021-EA, Class A
0.970%, 12/16/69 144A	4,746,825	4,012
Navient Student Loan Trust, Series 2021-GA, Class A
1.580%, 4/15/70 144A	745,568	640
Nelnet Student Loan Trust, Series 2004-3, Class A5
5.435%, (ICE LIBOR USD 3 Month plus 0.180%), 10/27/36	332,155	324
Nelnet Student Loan Trust, Series 2004-4, Class A5
5.415%, (ICE LIBOR USD 3 Month plus 0.160%), 1/25/37	2,268,217	2,232
Nelnet Student Loan Trust, Series 2005-1, Class A5
5.365%, (ICE LIBOR USD 3 Month plus 0.110%), 10/25/33	5,085,104	4,938

Structured Products (52.1%)		Shares/ Par +
Asset Backed Securities continued
Nelnet Student Loan Trust, Series 2005-2, Class A5
5.328%, (US 90 Day Average SOFR plus 0.362%), 3/23/37	4,871,601	4,755
Nelnet Student Loan Trust, Series 2005-3, Class A5
5.348%, (US 90 Day Average SOFR plus 0.382%), 12/24/35	3,782,014	3,698
Nelnet Student Loan Trust, Series 2005-4, Class A4
5.408%, (US 90 Day Average SOFR plus 0.442%), 3/22/32	665,657	642
Nissan Auto Lease Trust, Series 2023-B, Class A3
5.690%, 7/15/26	5,529,000	5,536
Nissan Auto Lease Trust, Series 2023-B, Class A4
5.610%, 11/15/27	2,116,000	2,118
Nissan Auto Receivables Owner Trust, Series 2022-B, Class A4
4.450%, 11/15/29	1,459,000	1,429
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A4
4.850%, 6/17/30	1,115,000	1,106
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A3
3.960%, 4/15/26 144A	2,224,000	2,183
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4
4.180%, 12/15/28 144A	1,093,000	1,064
Santander Drive Auto Receivables Trust, Series 2022-2, Class A3
2.980%, 10/15/26	4,792,624	4,740
Santander Drive Auto Receivables Trust, Series 2022-3, Class A3
3.400%, 12/15/26	2,097,714	2,070
Santander Drive Auto Receivables Trust, Series 2022-4, Class A3
4.140%, 2/16/27	3,191,000	3,147
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3
4.110%, 8/17/26	2,649,000	2,622
Santander Drive Auto Receivables Trust, Series 2022-6, Class A3
4.490%, 11/16/26	5,498,000	5,430
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3
5.750%, 4/15/27	1,242,000	1,240
SMB Private Education Loan Trust, Series 2016-B, Class A2A
2.430%, 2/17/32 144A	479,268	461
SMB Private Education Loan Trust, Series 2016-B, Class A2B
6.643%, (ICE LIBOR USD 1 Month plus 1.450%), 2/17/32 144A	449,966	450
SMB Private Education Loan Trust, Series 2016-C, Class A2B
6.293%, (ICE LIBOR USD 1 Month plus 1.100%), 9/15/34 144A	484,823	483

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Structured Products (52.1%)		Shares/ Par +
Asset Backed Securities continued
SMB Private Education Loan Trust, Series 2018-C, Class A2A
3.630%, 11/15/35 144A	916,135	872
SMB Private Education Loan Trust, Series 2020-BA, Class A1A
1.290%, 7/15/53 144A	1,189,936	1,060
SMB Private Education Loan Trust, Series 2020-PTA, Class A2A
1.600%, 9/15/54 144A	2,550,869	2,262
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A
1.600%, 9/15/54 144A	6,854,379	6,076
SMB Private Education Loan Trust, Series 2021-A, Class APT1
1.070%, 1/15/53 144A	4,364,014	3,737
SMB Private Education Loan Trust, Series 2021-B, Class A
1.310%, 7/17/51 144A	1,508,929	1,329
SMB Private Education Loan Trust, Series 2021-D, Class A1A
1.340%, 3/17/53 144A	4,142,417	3,650
SMB Private Education Loan Trust, Series 2021-E, Class A1A
1.680%, 2/15/51 144A	2,981,323	2,654
SMB Private Education Loan Trust, Series 2023-B, Class A1B
1.000%, (US 30 Day Average SOFR plus 1.800%), 10/16/56 144A	2,751,000	2,757
SoFi Professional Loan Program LLC, Series 2017-D, Class A2FX
2.650%, 9/25/40 144A	51,616	49
SoFi Professional Loan Program LLC, Series 2020-C, Class AFX
1.950%, 2/15/46 144A	292,756	262
SoFi Professional Loan Program LLC, Series 2021-A, Class AFX
1.030%, 8/17/43 144A	1,000,134	839
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX
1.140%, 2/15/47 144A	2,300,297	1,914
Synchrony Card Funding LLC, Series 2022- A2, Class A
3.860%, 7/17/28	1,669,000	1,619
T-Mobile U.S. Trust, Series 2022-1A, Class A
4.910%, 5/22/28 144A	2,281,000	2,254
Toyota Auto Receivables Owner Trust, Series 2022-D, Class A4
5.430%, 4/17/28	1,337,000	1,352
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A4
4.420%, 8/15/28	1,801,000	1,763
Toyota Auto Receivables Owner Trust, Series 2023-B, Class A3
4.710%, 2/15/28	2,775,000	2,745
Verizon Master Trust, Series 2022-2, Class A
1.530%, 7/20/28	2,007,000	1,884
Verizon Master Trust, Series 2022-4, Class A
3.830%, 11/20/28	4,341,000	4,183
Verizon Master Trust, Series 2022-6, Class A
3.670%, 1/22/29	2,765,000	2,675

Structured Products (52.1%)		Shares/ Par +
Asset Backed Securities continued
Verizon Master Trust, Series 2023-1, Class A
4.490%, 1/22/29	4,180,000	4,106
Verizon Master Trust, Series 2023-2, Class A
4.890%, 4/20/28	1,546,000	1,532
Verizon Master Trust, Series 2023-4, Class A1A
5.160%, 6/20/29	7,176,000	7,152
Volkswagen Auto Loan Enhanced Trust, Series 2023-1, Class A3
5.020%, 6/20/28	3,085,000	3,074
World Omni Select Auto Trust, Series 2023-A, Class A2A
5.920%, 3/15/27	2,726,000	2,721

Total		336,377

Mortgage Securities (40.2%)
Angel Oak Mortgage Trust, Series 2020-2, Class A1A
2.531%, (AFC), 1/26/65 144A	851,639	774
Angel Oak Mortgage Trust, Series 2020-5, Class A1
1.373%, (AFC), 5/25/65 144A	259,426	236
Angel Oak Mortgage Trust, Series 2021-6, Class A1
1.458%, (AFC), 9/25/66 144A	1,633,787	1,294
BANK, Series 2023-5YR1, Class A3
6.260%, (AFC), 4/15/56	1,523,000	1,549
Barclays Commercial Mortgage Securities LLC, Series 2018-C2, Class ASB
4.236%, 12/15/51	721,264	693
BBCMS Mortgage Trust, Series 2023-C20, Class A5
5.576%, (AFC), 7/15/56	989,000	1,017
Benchmark Mortgage Trust, Series 2023-B39, Class A5
5.754%, 7/17/56	1,970,000	2,021
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1
2.879%, (AFC), 7/25/49 144A ∑	1,124,259	1,044
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A1
2.724%, (AFC), 11/25/59 144A ∑	546,049	521
BX Commercial Mortgage Trust, Series 2021- VOLT, Class A
5.893%, (ICE LIBOR USD 1 Month plus 0.700%), 9/15/36 144A	6,842,000	6,620
BX Trust, Series 2021-XL2, Class A
5.882%, (ICE LIBOR USD 1 Month plus 0.689%), 10/15/38 144A	2,961,781	2,874
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB
3.367%, 6/15/50	769,437	734
Citigroup Mortgage Loan Trust, Series 2005-1, Class 3A1
6.500%, 4/25/35	80,293	78
COLT Mortgage Loan Trust, Series 2021-2, Class A1
0.924%, (AFC), 8/25/66 144A	2,162,227	1,654

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Structured Products (52.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
COLT Mortgage Loan Trust, Series 2021-4, Class A1
1.397%, (AFC), 10/25/66 144A	2,329,944	1,829
COMM Mortgage Trust, Series 2013-CR11, Class A4
4.258%, 8/10/50	707,835	707
COMM Mortgage Trust, Series 2013-CR13, Class A4
4.194%, (AFC), 11/10/46	1,087,000	1,075
COMM Mortgage Trust, Series 2014-UBS4, Class A4
3.420%, 8/10/47	2,348,000	2,279
COMM Mortgage Trust, Series 2015-LC23, Class A3
3.521%, 10/10/48	1,230,000	1,182
CSMC Commercial Mortgage Trust, Series 2019-C16, Class A2
3.066%, 6/15/52	1,203,000	1,052
EQUS Mortgage Trust, Series 2021-EQAZ, Class A
5.948%, (ICE LIBOR USD 1 Month plus 0.755%), 10/15/38 144A	2,683,946	2,606
Federal Home Loan Mortgage Corp.
2.000%, 6/1/40	6,741,516	5,803
2.000%, 7/1/40	6,918,568	5,956
2.000%, 8/1/40	7,159,595	6,163
2.000%, 11/1/40	8,923,855	7,661
2.000%, 12/1/40	2,051,000	1,753
2.000%, 1/1/41	1,547,498	1,319
2.000%, 2/1/41	1,675,865	1,435
2.000%, 4/1/41	1,705,516	1,457
2.000%, 7/1/41	2,502,639	2,134
2.000%, 11/1/41	3,118,942	2,650
2.000%, 1/1/42	1,880,046	1,597
2.000%, 2/1/42	14,760,990	12,540
2.000%, 8/1/42	2,978,985	2,539
2.000%, 2/1/47	1,131,807	931
2.000%, 12/1/51	925,756	762
2.407%, (ICE LIBOR USD 12 Month plus 1.635%), 7/1/43	157,614	158
2.500%, 4/1/42	889,936	773
2.500%, 5/1/42	4,024,847	3,468
2.500%, 6/1/42	1,373,794	1,193
2.500%, 9/1/51	6,786,408	5,830
2.500%, 2/1/52	730,610	624
2.500%, 3/1/52	2,354,580	2,010
2.521%, (ICE LIBOR USD 12 Month plus 1.631%), 11/1/43	307,337	307
2.672%, (ICE LIBOR USD 12 Month plus 1.611%), 10/1/43	305,048	307
2.817%, (ICE LIBOR USD 12 Month plus 1.641%), 5/1/49	953,049	931
3.000%, 4/1/40	1,874,053	1,705
3.000%, 4/1/43	5,252,046	4,742
3.000%, 8/1/43	3,318,788	2,996
3.000%, 4/1/45	4,834,345	4,365
3.000%, 9/1/46	3,030,859	2,716
3.000%, 1/1/47	2,538,692	2,274
3.000%, 2/1/47	2,336,066	2,092
3.034%, (ICE LIBOR USD 12 Month plus 1.606%), 9/1/43	150,729	152

Structured Products (52.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
3.155%, (ICE LIBOR USD 12 Month plus 1.642%), 8/1/43	254,198	255
3.500%, 6/1/46	1,425,281	1,323
3.500%, 10/1/46	1,179,982	1,097
3.586%, (ICE LIBOR USD 12 Month plus 1.644%), 10/1/43	380,543	384
3.913%, (US 30 Day Average SOFR plus 2.130%), 7/1/52	1,380,608	1,308
3.922%, (ICE LIBOR USD 12 Month plus 1.717%), 1/1/44	568,696	569
3.986%, (US 30 Day Average SOFR plus 2.140%), 8/1/52	1,899,563	1,785
4.000%, 7/1/49	3,995,100	3,840
4.123%, (US 30 Day Average SOFR plus 2.380%), 9/1/52	967,918	922
4.140%, (ICE LIBOR USD 12 Month plus 1.637%), 3/1/49	1,326,486	1,316
4.199%, (US 30 Day Average SOFR plus 2.304%), 5/1/53	5,505,167	5,292
4.299%, (US 30 Day Average SOFR plus 2.130%), 7/1/52	1,630,041	1,563
4.500%, 6/1/39	92,010	90
4.500%, 7/1/39	110,900	109
4.670%, (ICE LIBOR USD 12 Month plus 1.637%), 4/1/48	3,197,077	3,187
5.147%, (ICE LIBOR USD 12 Month plus 1.688%), 9/1/47	1,574,528	1,590
5.403%, (ICE LIBOR USD 12 Month plus 1.638%), 9/1/45	2,496,975	2,521
5.497%, (ICE LIBOR USD 12 Month plus 1.770%), 9/1/42	258,647	263
6.324%, (ICE LIBOR USD 12 Month plus 1.684%), 2/1/43	373,854	377
7.040%, (ICE LIBOR USD 12 Month plus 1.650%), 3/1/43	254,643	255
Federal Home Loan Mortgage Corp., Series 1582, Class M
2.500%, 5/25/49	1,748,776	1,502
Federal Home Loan Mortgage Corp., Series 2012-264, Class 30
3.000%, 7/15/42	2,701,928	2,452
Federal Home Loan Mortgage Corp., Series 2012-272, Class F1
5.693%, (ICE LIBOR USD 1 Month plus 0.500%), 8/15/42	1,640,117	1,604
Federal Home Loan Mortgage Corp., Series 2012-280, Class F1
5.693%, (ICE LIBOR USD 1 Month plus 0.500%), 9/15/42	1,698,650	1,662
Federal Home Loan Mortgage Corp., Series 2439, Class LH
6.000%, 4/15/32	143,929	146
Federal Home Loan Mortgage Corp., Series 271, Class F5
5.693%, (ICE LIBOR USD 1 Month plus 0.500%), 8/15/42	1,050,540	1,024
Federal Home Loan Mortgage Corp., Series 4047, Class CX
3.500%, 5/15/42	2,934,000	2,677

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Structured Products (52.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 4122, Class FP
5.593%, (ICE LIBOR USD 1 Month plus 0.400%), 10/15/42	816,838	797
Federal Home Loan Mortgage Corp., Series 4205, Class PA
1.750%, 5/15/43	922,864	780
Federal Home Loan Mortgage Corp., Series 4240, Class FA
5.693%, (ICE LIBOR USD 1 Month plus 0.500%), 8/15/43	3,080,506	3,014
Federal Home Loan Mortgage Corp., Series 4248, Class FT
5.693%, (ICE LIBOR USD 1 Month plus 0.500%), 9/15/43	1,065,413	1,038
Federal Home Loan Mortgage Corp., Series 4446, Class CP
2.250%, 3/15/45	1,446,335	1,258
Federal Home Loan Mortgage Corp., Series 4631, Class FA
5.693%, (ICE LIBOR USD 1 Month plus 0.500%), 11/15/46	2,022,511	1,958
Federal Home Loan Mortgage Corp., Series 4719, Class LM
3.000%, 9/15/47	1,191,714	1,070
Federal Home Loan Mortgage Corp., Series 4742, Class PA
3.000%, 10/15/47	2,048,693	1,847
Federal Home Loan Mortgage Corp., Series 4793, Class FD
5.493%, (ICE LIBOR USD 1 Month plus 0.300%), 6/15/48	460,755	442
Federal Home Loan Mortgage Corp., Series 4826, Class KF
5.493%, (ICE LIBOR USD 1 Month plus 0.300%), 9/15/48	954,811	916
Federal Home Loan Mortgage Corp., Series 4880, Class DA
3.000%, 5/15/50	1,892,979	1,711
Federal Home Loan Mortgage Corp., Series 4937, Class MD
2.500%, 10/25/49	2,089,384	1,832
Federal Home Loan Mortgage Corp., Series 4993, Class KF
5.600%, (ICE LIBOR USD 1 Month plus 0.450%), 7/25/50	8,496,421	8,124
Federal Home Loan Mortgage Corp., Series 5004, Class FM
5.500%, (ICE LIBOR USD 1 Month plus 0.350%), 8/25/50	1,804,749	1,724
Federal Home Loan Mortgage Corp., Series 5091, Class AB
1.500%, 3/25/51	3,384,406	2,694
Federal Home Loan Mortgage Corp., Series 5119, Class AB
1.500%, 8/25/49	1,700,993	1,355
Federal Home Loan Mortgage Corp., Series 5119, Class QF
5.267%, (US 30 Day Average SOFR plus 0.200%), 6/25/51	2,534,634	2,410

Structured Products (52.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 5143, Class GA
2.000%, 6/25/49	1,268,564	1,023
Federal Home Loan Mortgage Corp., Series 5178, Class TP
2.500%, 4/25/49	2,829,306	2,450
Federal Home Loan Mortgage Corp., Series 5201, Class CA
2.500%, 7/25/48	2,530,171	2,224
Federal Home Loan Mortgage Corp., Series 5202, Class BH
2.000%, 12/25/47	1,470,836	1,305
Federal Home Loan Mortgage Corp., Series 5202, Class LA
2.500%, 5/25/49	2,572,972	2,248
Federal Home Loan Mortgage Corp., Series 5203, Class G
2.500%, 11/25/48	1,147,063	996
Federal Home Loan Mortgage Corp., Series 5217, Class CD
2.500%, 7/25/49	2,169,573	1,943
Federal Home Loan Mortgage Corp., Series 5300, Class C
2.000%, 9/25/47	3,609,967	3,271
Federal National Mortgage Association
1.500%, 10/1/41	8,870,965	7,189
1.500%, 11/1/41	24,451,389	19,805
1.500%, 7/1/51	9,775,568	7,560
2.000%, 6/1/40	2,037,632	1,754
2.000%, 7/1/40	6,835,762	5,884
2.000%, 9/1/40	7,648,455	6,578
2.000%, 10/1/40	8,400,938	7,165
2.000%, 11/1/40	7,200,500	6,180
2.000%, 12/1/40	35,949,428	30,832
2.000%, 1/1/41	12,414,473	10,640
2.000%, 2/1/41	107,339	92
2.000%, 5/1/41	13,288,458	11,345
2.000%, 6/1/41	783,242	667
2.000%, 7/1/41	12,418,205	10,589
2.000%, 8/1/41	898,614	766
2.000%, 10/1/41	4,590,327	3,917
2.000%, 11/1/41	2,378,487	2,021
2.000%, 1/1/42	2,941,630	2,487
2.000%, 2/1/42	32,152,473	27,344
2.000%, 4/1/42	2,361,106	2,007
2.000%, 11/1/42	1,181,522	1,012
2.000%, 4/1/46	7,025,935	5,806
2.000%, 1/1/47	1,305,074	1,076
2.000%, 3/1/47	9,221,222	7,598
2.500%, 12/1/40	4,311,749	3,820
2.500%, 5/1/41	4,380,099	3,843
2.500%, 8/1/41	2,196,634	1,904
2.500%, 2/1/42	2,525,545	2,228
2.500%, 4/1/42	5,026,427	4,365
2.500%, 5/1/42	3,278,531	2,847
2.500%, 6/1/42	2,951,872	2,563
2.500%, 5/1/46	1,029,050	885
2.500%, 12/1/47	6,016,827	5,329
2.500%, 10/1/50	3,935,405	3,386
2.500%, 3/1/52	2,930,639	2,503

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Structured Products (52.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
3.000%, 5/1/40	4,331,406	3,942
3.000%, 11/1/42	2,211,391	1,996
3.000%, 1/1/43	2,282,526	2,063
3.000%, 2/1/43	12,787,510	11,432
3.000%, 7/1/43	1,729,892	1,562
3.000%, 8/1/43	2,390,332	2,158
3.000%, 9/1/43	1,968,442	1,777
3.000%, 12/1/43	2,277,382	2,056
3.000%, 2/1/44	2,289,547	2,067
3.000%, 10/1/44	11,973,435	10,710
3.000%, 2/1/45	3,746,013	3,378
3.000%, 10/1/46	7,541,936	6,784
3.000%, 11/1/46	6,429,601	5,767
3.000%, 12/1/46	9,308,236	8,362
3.000%, 1/1/47	6,526,004	5,838
3.000%, 2/1/47	9,371,419	8,424
3.000%, 3/1/47	1,308,575	1,171
3.000%, 2/1/48	1,635,299	1,464
3.000%, 4/1/48	9,217,615	8,322
3.000%, 1/1/49	893,481	807
3.000%, 2/1/49	3,871,371	3,465
3.000%, 10/1/49	28,159,460	25,423
3.000%, 2/1/50	22,354,360	20,047
3.000%, 5/1/50	9,111,657	8,132
3.000%, 7/1/52	1,763,241	1,576
3.000%, 2/1/55	1,261,861	1,127
3.000%, 7/1/60	15,427,916	13,429
3.014%, (ICE LIBOR USD 12 Month plus 1.603%), 3/1/50	3,492,521	3,383
3.203%, (ICE LIBOR USD 12 Month plus 1.576%), 10/1/43	685,303	692
3.500%, 3/1/42	1,520,270	1,423
3.500%, 4/1/42	3,203,466	2,999
3.500%, 11/1/42	1,202,214	1,126
3.500%, 12/1/43	5,834,314	5,436
3.500%, 2/1/46	2,963,696	2,758
3.500%, 7/1/47	14,877,626	13,930
3.500%, 7/1/48	938,164	865
3.500%, 4/1/50	8,468,932	7,861
3.681%, (US 30 Day Average SOFR plus 2.370%), 8/1/52	2,013,469	1,903
3.965%, (US 30 Day Average SOFR plus 2.120%), 8/1/52	840,478	792
4.000%, 9/1/33	709,025	690
4.000%, 3/1/35	13,332,103	13,011
4.000%, 10/1/37	5,946,104	5,803
4.000%, 6/1/38	1,158,089	1,130
4.000%, 9/1/45	470,075	454
4.000%, 1/1/46	2,349,086	2,271
4.000%, 4/1/47	570,742	547
4.000%, 10/1/47	447,694	432
4.000%, 7/1/48	7,331,749	7,027
4.000%, 12/1/48	1,184,382	1,147
4.000%, 5/1/49	1,188,846	1,140
4.143%, (US 30 Day Average SOFR plus 2.120%), 9/1/52	2,927,581	2,828
4.149%, (US 30 Day Average SOFR plus 2.131%), 10/1/52	6,757,237	6,516
4.169%, (US 30 Day Average SOFR plus 2.120%), 7/1/52	2,982,784	2,839

Structured Products (52.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
4.218%, (US 30 Day Average SOFR plus 2.370%), 9/1/52	941,789	903
4.249%, (US 30 Day Average SOFR plus 2.127%), 11/1/52	2,408,125	2,330
4.300%, (ICE LIBOR USD 12 Month plus 1.579%), 6/1/45	785,164	786
4.306%, (US 30 Day Average SOFR plus 2.125%), 8/1/52	3,672,170	3,537
4.355%, (US 30 Day Average SOFR plus 2.124%), 7/1/52	3,525,515	3,401
4.500%, 6/1/41	90,759	90
4.500%, 3/1/43	1,191,202	1,176
4.500%, 10/1/45	1,849,099	1,815
4.500%, 2/1/46	66,994	66
4.500%, 7/1/48	1,905,334	1,869
4.500%, 11/1/48	870,983	866
4.629%, (US 30 Day Average SOFR plus 2.125%), 8/1/52	4,056,189	3,946
4.634%, (US 30 Day Average SOFR plus 2.123%), 8/1/52	3,021,019	2,920
4.653%, (US 30 Day Average SOFR plus 2.130%), 8/1/52	3,135,827	3,053
4.674%, (ICE LIBOR USD 12 Month plus 1.583%), 1/1/46	2,025,707	2,028
5.500%, 9/1/52	2,699,936	2,771
6.000%, 5/1/53	8,264,047	8,336
6.058%, (ICE LIBOR USD 12 Month plus 1.653%), 1/1/43	153,901	155
6.500%, 11/1/52	1,237,395	1,304
6.500%, 12/1/52	833,078	880
6.500%, 2/1/53	598,666	633
6.756%, (ICE LIBOR USD 12 Month plus 1.560%), 6/1/43	194,114	194
6.953%, (ICE LIBOR USD 12 Month plus 1.560%), 3/1/43	35,437	35
7.000%, 2/1/53	2,398,721	2,481
Federal National Mortgage Association Stripped, Series 414, Class A35
3.500%, 10/25/42 PO	2,321,848	2,165
Federal National Mortgage Association, Series 2012-133, Class JF
5.500%, (ICE LIBOR USD 1 Month plus 0.350%), 12/25/42	1,409,489	1,370
Federal National Mortgage Association, Series 2012-151, Class NX
1.500%, 1/25/43	978,882	818
Federal National Mortgage Association, Series 2013-11, Class AP
1.500%, 1/25/43	3,299,688	2,890
Federal National Mortgage Association, Series 2013-15, Class FA
5.500%, (ICE LIBOR USD 1 Month plus 0.350%), 3/25/43	1,695,091	1,651
Federal National Mortgage Association, Series 2013-43, Class BP
1.750%, 5/25/43	1,159,732	982
Federal National Mortgage Association, Series 2014-25, Class EL
3.000%, 5/25/44	1,551,855	1,393

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Structured Products (52.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2014-74, Class PC
2.500%, 6/25/44	1,308,063	1,194
Federal National Mortgage Association, Series 2015-20, Class EF
5.500%, (ICE LIBOR USD 1 Month plus 0.350%), 4/25/45	3,919,138	3,805
Federal National Mortgage Association, Series 2015-26, Class GF
5.450%, (ICE LIBOR USD 1 Month plus 0.300%), 5/25/45	2,447,273	2,379
Federal National Mortgage Association, Series 2015-32, Class FA
5.450%, (ICE LIBOR USD 1 Month plus 0.300%), 5/25/45	1,494,950	1,446
Federal National Mortgage Association, Series 2015-48, Class FB
5.450%, (ICE LIBOR USD 1 Month plus 0.300%), 7/25/45	1,842,162	1,784
Federal National Mortgage Association, Series 2015-8, Class AP
2.000%, 3/25/45	2,880,213	2,487
Federal National Mortgage Association, Series 2015-84, Class PA
1.700%, 8/25/33	3,845,713	3,432
Federal National Mortgage Association, Series 2016-48, Class MA
2.000%, 6/25/38	3,856,417	3,434
Federal National Mortgage Association, Series 2016-57, Class PC
1.750%, 6/25/46	7,791,026	6,465
Federal National Mortgage Association, Series 2017-13, Class PA
3.000%, 8/25/46	1,232,557	1,122
Federal National Mortgage Association, Series 2017-78, Class FC
5.500%, (ICE LIBOR USD 1 Month plus 0.350%), 10/25/47	1,785,152	1,725
Federal National Mortgage Association, Series 2018-14, Class KC
3.000%, 3/25/48	2,366,399	2,179
Federal National Mortgage Association, Series 2018-8, Class KL
2.500%, 3/25/47	1,305,832	1,133
Federal National Mortgage Association, Series 2018-85, Class EA
3.500%, 12/25/48	1,319,982	1,240
Federal National Mortgage Association, Series 2018-85, Class FE
5.450%, (ICE LIBOR USD 1 Month plus
0.300%), 12/25/48	3,961,096	3,836
Federal National Mortgage Association, Series 2019-15, Class FA
5.650%, (ICE LIBOR USD 1 Month plus
0.500%), 4/25/49	942,637	915
Federal National Mortgage Association, Series 2019-25, Class PA
3.000%, 5/25/48	2,559,831	2,307

Structured Products (52.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2019-43, Class FC
5.550%, (ICE LIBOR USD 1 Month plus 0.400%), 8/25/49	1,893,280	1,828
Federal National Mortgage Association, Series 2019-67, Class FB
5.600%, (ICE LIBOR USD 1 Month plus 0.450%), 11/25/49	935,192	905
Federal National Mortgage Association, Series 2020-34, Class F
5.600%, (ICE LIBOR USD 1 Month plus 0.450%), 6/25/50	1,281,501	1,236
Federal National Mortgage Association, Series 2020-45, Class JL
3.000%, 7/25/40	2,976,038	2,668
Federal National Mortgage Association, Series 2020-48, Class AB
2.000%, 7/25/50	1,368,507	1,123
Federal National Mortgage Association, Series 2020-48, Class DA
2.000%, 7/25/50	4,135,950	3,428
Federal National Mortgage Association, Series 2021-27, Class EC
1.500%, 5/25/51	5,836,249	4,619
Federal National Mortgage Association, Series 2021-78, Class ND
1.500%, 11/25/51	3,347,051	2,729
Federal National Mortgage Association, Series 2021-78, Class PA
2.500%, 11/25/51	1,970,294	1,686
Federal National Mortgage Association, Series 2022-11, Class A
2.500%, 7/25/47	5,574,994	4,924
Federal National Mortgage Association, Series 2022-28, Class CA
2.000%, 1/25/48	2,097,508	1,852
Federal National Mortgage Association, Series 2022-3, Class E
2.000%, 10/25/47	6,459,669	5,548
Government National Mortgage Association
3.000%, 6/20/43	2,300,704	2,068
3.000%, 8/20/43	734,479	660
3.000%, 10/20/46	382,448	340
3.000%, 12/20/46	1,936,890	1,722
3.000%, 1/20/47	645,958	574
3.000%, 3/20/47	1,496,083	1,329
3.000%, 4/20/47	2,049,317	1,820
3.000%, 7/20/47	697,679	620
3.000%, 8/20/47	909,540	808
3.000%, 9/20/47	482,406	429
3.000%, 11/15/47	6,910,909	6,303
3.000%, 11/20/47	1,526,311	1,356
3.000%, 12/20/47	149,268	133
3.000%, 1/20/48	885,594	787
3.000%, 2/20/48	666,051	592
3.000%, 3/20/48	228,749	203
3.000%, 10/20/50	5,939,284	5,322
3.500%, 1/20/48	1,217,350	1,139
4.000%, 3/20/48	349,245	332
4.000%, 4/20/48	1,180,776	1,122
4.500%, 8/15/47	209,372	207

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Structured Products (52.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
4.500%, 6/20/48	1,426,158	1,395
4.500%, 2/20/49	1,437,434	1,370
6.000%, 1/20/53	9,728,536	9,947
Government National Mortgage Association TBA
6.000%, 7/20/53	31,200,000	31,407
6.000%, 8/21/53	10,000,000	10,062
6.000%, 9/21/53	25,000,000	25,143
Government National Mortgage Association, Series 2012-141, Class WA
4.517%, 11/16/41	419,815	406
Government National Mortgage Association, Series 2017-167, Class BQ
2.500%, 8/20/44	1,248,439	1,127
Government National Mortgage Association, Series 2021-227, Class E
2.500%, 7/20/50	9,147,835	7,910
Government National Mortgage Association, Series 2021-23, Class MG
1.500%, 2/20/51	3,996,758	3,268
Government National Mortgage Association, Series 2021-27, Class BD
5.000%, 2/20/51	1,571,463	1,571
Government National Mortgage Association, Series 2021-27, Class CW
5.001%, 2/20/51	2,310,525	2,276
Government National Mortgage Association, Series 2021-27, Class NT
5.000%, 2/20/51	1,800,951	1,743
Government National Mortgage Association, Series 2021-27, Class Q
5.000%, 2/20/51	1,575,753	1,529
Government National Mortgage Association, Series 2021-8, Class CY
5.000%, 1/20/51	1,601,752	1,578
Government National Mortgage Association, Series 2022-107, Class C
2.500%, 6/20/51	7,440,752	6,253
Government National Mortgage Association, Series 2022-191, Class B
4.000%, 6/20/41	8,520,000	8,007
Government National Mortgage Association, Series 2022-197, Class LF
5.766%, (US 30 Day Average SOFR plus 0.700%), 11/20/52	6,679,784	6,630
Government National Mortgage Association, Series 2022-205, Class A
2.000%, 9/20/51	2,724,636	2,190
Government National Mortgage Association, Series 2022-31, Class GH
2.500%, 12/20/49	4,899,271	4,281
Government National Mortgage Association, Series 2022-50, Class DC
2.500%, 8/20/51	2,246,099	1,909
Government National Mortgage Association, Series 2022-84, Class A
2.500%, 1/20/52	14,065,519	11,902
GS Mortgage Securities Trust, Series 2013- GC14, Class A5
4.243%, 8/10/46	921,578	920

Structured Products (52.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
GS Mortgage Securities Trust, Series 2014- GC18, Class A4
4.074%, 1/10/47	3,116,000	3,072
GS Mortgage Securities Trust, Series 2015- GC32, Class A3
3.498%, 7/10/48	1,117,436	1,062
GS Mortgage Securities Trust, Series 2020- GSA2, Class A4
1.721%, 12/12/53	3,499,000	2,745
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Series 2010-1, Class A1
5.314%, 1/25/51 144A	1,560,893	1,510
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4
4.166%, 12/15/46	2,999,000	2,983
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3
3.392%, 12/15/49	674,000	623
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A4
4.198%, 1/15/47	695,000	687
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A4
3.669%, 9/15/47	887,726	861
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3
2.912%, 10/15/48	3,768,816	3,584
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A5
3.821%, 7/15/48	1,895,000	1,787
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1
5.250%, 12/25/24	93	–	π
MED Trust, Series 2021-MDLN, Class A
6.144%, (ICE LIBOR USD 1 Month plus 0.950%), 11/15/38 144A	4,312,304	4,180
MFRA Trust, Series 2021-NQM2, Class A1
1.029%, (AFC), 11/25/64 144A	924,058	764
Morgan Stanley Capital I Trust, Series 2020- HR8, Class A3
1.790%, 7/15/53	1,911,000	1,516
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1
2.492%, (AFC), 9/25/59 144A	407,790	369
NewRez Warehouse Securitization Trust, Series 2021-1, Class A
5.900%, (ICE LIBOR USD 1 Month plus 0.750%), 5/25/55 144A	5,571,800	5,528
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1
4.500%, 10/25/25	2,120	1
Starvest Emerging Markets CBO I, Series 2020-INV1, Class A1
1.027%, (AFC), 11/25/55 144A	605,054	534
Starwood Mortgage Residential Trust, Series 2020-1, Class A1
2.275%, (AFC), 2/25/50 144A	148,399	137
Starwood Mortgage Residential Trust, Series 2020-3, Class A1
1.486%, (AFC), 4/25/65 144A	668,186	612

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Structured Products (52.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Starwood Mortgage Residential Trust, Series 2021-1, Class A1
1.219%, (AFC), 5/25/65 144A	792,215	675
Starwood Mortgage Residential Trust, Series 2021-4, Class A1
1.162%, (AFC), 8/25/56 144A	2,099,364	1,738
Uniform Mortgage Backed Security TBA
2.000%, 7/13/53	9,400,000	7,665
5.500%, 7/13/53	8,200,000	8,160
6.000%, 7/13/53	14,900,000	15,032
6.000%, 8/14/53	71,600,000	72,215
Verus Securitization Trust, Series 2019-4, Class A1
2.642%, (AFC), 11/25/59 144A Σ	669,942	640
Verus Securitization Trust, Series 2019-INV2, Class A1
2.913%, (AFC), 7/25/59 144A	331,069	319
Verus Securitization Trust, Series 2019-INV3, Class A1
2.692%, (AFC), 11/25/59 144A	277,647	265
Verus Securitization Trust, Series 2020-1, Class A1
2.417%, (AFC), 1/25/60 144A Σ	147,416	138
Verus Securitization Trust, Series 2020-2, Class A1
2.226%, (AFC), 5/25/60 144A	435,554	424
Verus Securitization Trust, Series 2020-5, Class A1
1.218%, (AFC), 5/25/65 144A Σ	280,931	253
Verus Securitization Trust, Series 2021-1, Class A1
0.815%, (AFC), 1/25/66 144A	1,013,776	852
Verus Securitization Trust, Series 2021-2, Class A1
1.031%, (AFC), 2/25/66 144A	1,969,508	1,646
Verus Securitization Trust, Series 2021-3, Class A1
1.046%, (AFC), 6/25/66 144A	1,482,331	1,236
Verus Securitization Trust, Series 2021-4, Class A1
0.938%, (AFC), 7/25/66 144A	1,906,479	1,490
Verus Securitization Trust, Series 2021-5, Class A1
1.013%, (AFC), 9/25/66 144A	6,127,449	4,830
Verus Securitization Trust, Series 2021-7, Class A1
1.829%, (AFC), 10/25/66 144A	2,903,990	2,459
Verus Securitization Trust, Series 2021-8, Class A1
1.824%, (AFC), 11/25/66 144A	2,098,388	1,753

Structured Products (52.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Verus Securitization Trust, Series 2021-R1, Class A1
0.820%, (AFC), 10/25/63 144A	854,270	758
Verus Securitization Trust, Series 2021-R3, Class A1
1.020%, (AFC), 5/25/64 144A	920,186	807
Visio Trust, Series 2020-1R, Class A1
1.312%, 11/25/55 144A	647,779	570

Total		1,134,437

Total Structured Products (Cost: $1,528,277)		1,470,814

Total Investments (104.4%) (Cost: $3,105,529)@		2,948,931

Other Assets, Less Liabilities (-4.4%)		(125,177)

Net Assets (100.0%)		2,823,754

Securities Sold Short

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
Uniform Mortgage Backed Security TBA	3.500%	7/14/50	$(9,600)	$(8,791)	$(8,747)
			$(9,600)	$(8,791)	$(8,747)

+	All par is stated in U.S. Dollar unless otherwise noted.

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023 the value of these securities (in thousands) was $319,848 representing 11.3% of the net assets.

§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At June 30, 2023, the aggregate value of these securities was $819 (in thousands), representing 0.0% of net assets.

Σ	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
π	Amount is less than one thousand.
@

At June 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $3,096,738 and the net unrealized depreciation of investments based on that cost was $156,554 which is comprised of $7,372 aggregate gross unrealized appreciation and $163,926 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2023. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Municipal Bonds	$—	$9,022	$—
Corporate Bonds	—	670,952	—
Governments	—	798,143	—
Structured Products	—	1,470,814	—

Total Assets:	$—	$2,948,931	$—

Liabilities:
Other Financial Instruments^
Securities Sold Short	—	(8,747)	—

Total Liabilities:	$—	$(8,747)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio (unaudited)

Sector Allocation 6/30/23

Sector	% of Net Assets

Governments	114.6%

Structured Products	22.7%

Corporate Bonds	0.3%

Short-Term Investments & Other Net Assets	-37.6%

Sector Allocation is subject to change.

Long-Term U.S. Government Bond Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

Corporate Bonds (0.3%)	Shares/ Par +	Value $ (000’s)
Industrial (0.3%)
Vessel Management Services, Inc.
3.432%, 8/15/36	375,000	349

Total		349

Total Corporate Bonds (Cost: $375)		349

Governments (114.6%)
Governments (114.6%)
Federal National Mortgage Association
5.625%, 4/17/28	100,000	106
Resolution Funding Corp. Stripped
0.000%, 4/15/30 PO	4,800,000	3,559
0.000%, 4/15/28 IO	400,000	324
Tennessee Valley Authority Stripped
0.000%, 5/1/30 PO	500,000	373
US Treasury
1.125%, 5/15/40	6,790,000	4,402
1.125%, 8/15/40	45,990,000	29,570
1.375%, 11/15/40	11,200,000	7,493
1.375%, 8/15/50	1,080,000	628
1.625%, 11/15/50	400,000	248
1.875%, 2/15/41	1,900,000	1,380
1.875%, 11/15/51	10,210,000	6,739
2.000%, 2/15/50	12,920,000	8,857
2.250%, 8/15/49	300,000	218
2.375%, 5/15/51	2,300,000	1,710
2.500%, 2/15/45	1,470,000	1,138
2.500%, 2/15/46	940,000	724
2.875%, 5/15/49	1,750,000	1,446
3.000%, 11/15/44	1,620,000	1,371
3.000%, 5/15/45	1,620,000	1,368
3.000%, 11/15/45	370,000	312
3.000%, 2/15/48	330,000	278
3.000%, 8/15/48 b	700,000	591
3.000%, 2/15/49	1,130,000	956
3.000%, 8/15/52	4,500,000	3,826
3.125%, 8/15/44	1,620,000	1,402
3.125%, 5/15/48	2,430,000	2,096
3.375%, 8/15/42	6,500,000	5,900
3.625%, 2/15/53	2,900,000	2,783
3.625%, 5/15/53	1,700,000	1,634
3.875%, 2/15/43	900,000	878
3.875%, 5/15/43	3,100,000	3,025
4.000%, 11/15/42	2,800,000	2,782
4.000%, 11/15/52	15,830,000	16,260
4.375%, 5/15/41	16,080,000	16,922
US Treasury Inflation Index Bond
0.625%, 7/15/32	1,253,436	1,152
US Treasury Stripped
0.000%, 8/15/34 IO	850,000	548

Total		132,999

Total Governments (Cost: $158,180)		132,999

Structured Products (22.7%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities (0.3%)
ECMC Group Student Loan Trust, Series 2018-1A, Class A
5.900%, (ICE LIBOR USD 1 Month plus 0.750%), 2/27/68 144A	50,117	49
Hertz Vehicle Financing LLC, Series 2022-2A, Class A
2.330%, 6/26/28 144A	300,000	263
Massachusetts Educational Financing Authority, Series 2008-1, Class A1
6.205%, (ICE LIBOR USD 3 Month plus 0.950%), 4/25/38	18,077	18

Total		330

Mortgage Securities (22.4%)
Benchmark Mortgage Trust, Series 2019-B9, Class A5
4.015%, 3/15/52	600,000	544
BWAY Mortgage Trust, Series 2013-1515, Class A2
3.454%, 3/10/33 144A	300,000	278
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A
2.871%, (CSTR), 11/10/31 144A	600,000	557
COMM Mortgage Trust, Series 2016-667M, Class A
3.140%, 10/10/36 144A	700,000	610
COMM Mortgage Trust, Series 2018-HOME, Class A
3.942%, (CSTR, AFC), 4/10/33 144A	200,000	179
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3
4.260%, (CSTR), 7/25/33	256	–	π
DBWF Mortgage Trust, Series 2016-85T, Class A
3.791%, 12/10/36 144A	800,000	689
Extended Stay America Trust, Series 2021- ESH, Class A
6.274%, (ICE LIBOR USD 1 Month plus 1.080%), 7/15/38 144A	385,495	378
Federal Home Loan Mortgage Corp., Series 2752, Class EZ
5.500%, 2/15/34	103,974	103
Federal Home Loan Mortgage Corp., Series 3759, Class FB
5.693%, (ICE LIBOR USD 1 Month plus 0.500%), 11/15/40	19,354	19
Federal Home Loan Mortgage Corp., Series 4092, Class AY
3.000%, 8/15/32	2,200,000	1,997
Federal Home Loan Mortgage Corp., Series 4387, Class AZ
4.000%, 9/15/44	2,282,587	2,148
Federal Home Loan Mortgage Corp., Series 4398, Class ZX
4.000%, 9/15/54	848,118	761

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio

Structured Products (22.7%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 4830, Class ZG
3.000%, 4/15/53	621,775	503
Federal Home Loan Mortgage Corp., Series T-61, Class 1A1
5.376%, (Federal Reserve US 12 Month Cumulative Avg 1 year Constant Maturity plus 1.400%), 7/25/44	4,177	4
Federal National Mortgage Association
3.600%, 2/1/40	550,778	514
5.000%, 6/1/35	20,898	21
5.000%, 2/1/36	32,267	32
5.500%, 5/1/49	26,187	26
Federal National Mortgage Association, Series 2007-39, Class NZ
4.250%, 5/25/37	51,439	50
Federal National Mortgage Association, Series 2012-101, Class FC
5.650%, (ICE LIBOR USD 1 Month plus 0.500%), 9/25/42	25,571	25
Federal National Mortgage Association, Series 2016-61, Class ML
3.000%, 9/25/46	900,000	759
Freddie Mac Military Housing Bonds Resecuritization Trust, Series 2015-R1, Class A2
4.315%, (CSTR), 10/25/52 144A	558,815	519
Government National Mortgage Association TBA
4.000%, 8/21/53	800,000	757
Government National Mortgage Association, Series 2010-26, Class OW
0.000%, 2/20/40 PO	286,012	234
Government National Mortgage Association, Series 2010-75, Class OA
0.000%, 9/20/35 PO	181,746	139
GS Mortgage Securities Trust, Series 2015- 590M, Class B
3.932%, (CSTR), 10/10/35 144A	300,000	265
Hilton USA Trust, Series 2016-HHV, Class A
3.719%, 11/5/38 144A	600,000	555
Hilton USA Trust, Series 2016-HHV, Class C
4.333%, (CSTR), 11/5/38 144A	400,000	370

Structured Products (22.7%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Merrill Lynch Mortgage Investors Trust, Series 2003-A4, Class 3A
4.969%, (CSTR, AFC), 5/25/33	570	1
Morgan Stanley Capital I Trust, Series 2021- 230P, Class A
6.362%, (US SOFR 1 Month plus 1.284%), 12/15/38 144A	200,000	188
MSSG Trust, Series 2017-237P, Class A
3.397%, 9/13/39 144A	700,000	590
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1
2.750%, (AFC), 11/25/59 144A	96,403	88
Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class A
6.717%, (US 30 Day Average SOFR plus 1.650%), 1/25/37 144A	190,925	188
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1
5.806%, (ICE LIBOR USD 1 Month plus 0.660%), (AFC), 10/19/34	1,546	1
Towd Point Mortgage Trust, Series 2020-1, Class A2A
3.100%, (AFC), 1/25/60 144A	200,000	172
Uniform Mortgage Backed Security TBA
3.000%, 7/13/53	300,000	264
4.500%, 7/13/53	2,600,000	2,500
4.500%, 8/14/53	1,400,000	1,347
5.000%, 8/14/53	1,400,000	1,372
5.500%, 7/13/53	1,000,000	995
6.000%, 8/14/53	1,300,000	1,311
6.500%, 7/13/53	3,100,000	3,165
VNDO Trust, Series 2016-350P, Class A
3.805%, 1/10/35 144A	800,000	735
Worldwide Plaza Trust, Series 2017-WWP, Class A
3.526%, 11/10/36 144A	100,000	84

Total		26,037

Total Structured Products (Cost: $28,206)		26,367

Total Investments (137.6%) (Cost: $186,761)@		159,715

Other Assets, Less Liabilities (-37.6%)		(43,613)

Net Assets (100.0%)		116,102

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Five-Year US Treasury Note Future	Short	USD	17,400	174	9/23	$18,634	$368	$–
Ten-Year US Treasury Note Future	Long	USD	2,600	26	9/23	2,919	(33)	4
Two-Year US Treasury Note Future	Short	USD	1,600	8	9/23	1,627	15	–	π
Ultra Ten-Year US Treasury Note Future	Short	USD	15,700	157	9/23	18,595	194	(47)
US Treasury Long Bond Future	Short	USD	8,900	89	9/23	11,295	26	(67)
							$570	$(110)

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
1-Day USD-SOFR Compounded-OIS	1.750%	10/53	500	USD	$(8)	$136	$128	$(4)
1-Day USD-SOFR Compounded-OIS	0.750%	3/31	1,000	USD	16	195	211	(1)
1-Day USD-SOFR Compounded-OIS	1.250%	6/41	3,110	USD	99	920	1,019	(13)
3-Month USD-LIBOR	0.000%	9/23	3,110	USD	–	34	34	–	π
3-Month USD-LIBOR	0.000%	9/23	1,000	USD	–	14	14	–	π

					$107	$1,299	$1,406	$(18)

Centrally Cleared Interest Rate Swaps - Pay Floating Rate
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
1-Day USD-SOFR Compounded-OIS	1.600%	10/28	9,000	USD	$14	$(873)	$(859)	$(2)
1-Day USD-SOFR Compounded-OIS	1.000%	12/25	3,170	USD	38	(287)	(249)	–π
1-Day USD-SOFR Compounded-OIS	0.000%	9/23	3,110	USD	(21)	(13)	(34)	–π
1-Day USD-SOFR Compounded-OIS	0.000%	9/23	1,000	USD	(5)	(9)	(14)	–π
3-Month USD-LIBOR	1.250%	9/23	1,400	USD	–	(13)	(13)	–π
3-Month USD-LIBOR	1.000%	9/23	3,170	USD	–	(31)	(31)	–π

					$26	$(1,226)	$(1,200)	$(2)

Written Options

Description	Currency	Notional Par (000’s)	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call - Ten-Year US Treasury Note Future	USD	18	$115.500	7/23	18	$(1)
Put - Ten-Year US Treasury Note Future	USD	18	111.500	7/23	18	(7)

(Premiums Received $14)						$(8)

	Financial Derivative Assets				Financial Derivative Liabilities
	Variation Margin (000’s)				Variation Margin (000’s)			Market Value (000’s)
	Swaps		Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$–	π	$4	$4	$(20)	$(114)	$(134)	$(8)

+	All par is stated in U.S. Dollar unless otherwise noted.
ß	Part or all of the security has been pledged as collateral.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023 the value of these securities (in thousands) was $6,757 representing 5.8% of the net assets.

π	Amount is less than one thousand.
@

At June 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $164,144 and the net unrealized depreciation of investments based on that cost was $3,661 which is comprised of $2,007 aggregate gross unrealized appreciation and $5,668 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2023. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)

Assets:
Corporate Bonds	$—	$349	$—
Governments	—	132,999	—
Structured Products	—	26,367	—
Other Financial Instruments^
Futures	603	—	—
Interest Rate Swaps	—	1,406	—

Total Assets:	$603	$161,121	$—

Liabilities:
Other Financial Instruments^
Futures	(33)	—	—
Written Options	(8)	—	—
Interest Rate Swaps	—	(1,200)	—

Total Liabilities:	$(41)	$(1,200)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio (unaudited)

Sector Allocation 6/30/23

Sector	% of Net Assets

Governments	68.0%

Structured Products	23.4%

Corporate Bonds	6.1%

Short-Term Investments & Other Net Assets	2.1%

Municipal Bonds	0.4%

Sector Allocation is subject to change.

Inflation Protection Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

Corporate Bonds (6.1%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical (0.9%)
Honda Motor Co., Ltd.
2.271%, 3/10/25	1,550,000	1,474
Toyota Motor Credit Corp.
2.500%, 3/22/24	2,218,000	2,171

Total		3,645

Consumer, Non-cyclical (1.0%)
AbbVie, Inc.
2.950%, 11/21/26	800,000	748
Roche Holdings, Inc.
2.314%, 3/10/27 144A	1,270,000	1,167
Thermo Fisher Scientific, Inc.
1.215%, 10/18/24	2,570,000	2,430

Total		4,345

Energy (0.6%)
Exxon Mobil Corp.
2.709%, 3/6/25	2,560,000	2,457

Total		2,457

Financial (3.0%)
Bank of America Corp.
2.884%, (ICE LIBOR USD 3 Month plus 1.452%), 10/22/30	512,000	441
3.458%, (ICE LIBOR USD 3 Month plus 1.232%), 3/15/25	2,210,000	2,166
BOC Aviation USA Corp.
1.625%, 4/29/24 144A	696,000	672
Citigroup, Inc.
3.520%, (ICE LIBOR USD 3 Month plus 1.413%), 10/27/28	289,000	268
Discover Bank
4.682%, (USD 5 Year Swap Rate plus 1.730%), 8/9/28	1,705,000	1,559
The Goldman Sachs Group, Inc.
1.431%, (US SOFR plus 0.798%), 3/9/27	355,000	317
1.757%, (US SOFR plus 0.730%), 1/24/25	441,000	429
3.814%, (ICE LIBOR USD 3 Month plus 1.420%), 4/23/29	119,000	110
HSBC Holdings PLC
0.732%, (US SOFR plus 0.534%), 8/17/24	670,000	665
1.162%, (US SOFR plus 0.580%), 11/22/24	1,253,000	1,226
JPMorgan Chase & Co.
1.561%, (US SOFR plus 0.605%), 12/10/25	552,000	517
1.578%, (US SOFR plus 0.885%), 4/22/27	360,000	323
2.069%, (US SOFR plus 1.015%), 6/1/29	1,094,000	938
2.522%, (US SOFR plus 2.040%), 4/22/31	358,000	303
5.546%, (US SOFR plus 1.070%), 12/15/25	918,000	914
Morgan Stanley
0.790%, (US SOFR plus 0.525%), 5/30/25	490,000	466
UBS Group AG
1.494%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.850%), 8/10/27 144A	901,000	774

Corporate Bonds (6.1%)	Shares/ Par +	Value $ (000’s)
Financial continued
Wells Fargo & Co.
3.196%, (US SOFR 3 Month plus 1.432%), 6/17/27	280,000	263
4.897%, (US SOFR plus 2.100%), 7/25/33	325,000	312
5.389%, (US SOFR plus 2.020%), 4/24/34	215,000	214

Total		12,877

Industrial (0.5%)
Caterpillar Financial Services Corp.
3.650%, 8/12/25	1,970,000	1,912
DAE Funding LLC
1.550%, 8/1/24 144A	116,000	110

Total		2,022

Utilities (0.1%)
Sempra Energy
3.300%, 4/1/25	507,000	486

Total		486

Total Corporate Bonds (Cost: $26,774)		25,832

Governments (68.0%)
Governments (68.0%)
Canadian Government Real Return Bond
3.500%, 3/1/28 CAD ∞	27,000,000	20,223
Federal Home Loan Banks
5.500%, 7/15/36	1,000,000	1,128
Federal Home Loan Mortgage Corp.
6.250%, 7/15/32	14,850,000	17,251
Federal National Mortgage Association
6.625%, 11/15/30	13,650,000	15,838
Tennessee Valley Authority
1.500%, 9/15/31	1,500,000	1,212
3.875%, 3/15/28	1,750,000	1,722
5.880%, 4/1/36	3,250,000	3,688
US Treasury Inflation Index Bond
0.125%, 1/15/30	18,567,675	16,652
0.125%, 7/15/30	12,953,850	11,614
0.125%, 1/15/31	14,681,142	13,044
0.125%, 7/15/31	6,620,270	5,869
0.125%, 1/15/32	12,583,185	11,074
0.125%, 2/15/51	9,028,828	6,016
0.125%, 2/15/52	54,479	36
0.125%, 4/15/26	4,510,623	4,229
0.125%, 7/15/26	5,757,479	5,408
0.125%, 10/15/26 b	6,049,410	5,655
0.250%, 2/15/50	6,512,330	4,549
0.375%, 1/15/27	13,058,656	12,252
0.375%, 7/15/27	10,229,505	9,588
0.500%, 1/15/28	9,222,375	8,625
0.625%, 7/15/32	9,551,960	8,777
0.625%, 2/15/43	8,773,079	7,191
0.625%, 1/15/26	14,233,087	13,571
0.750%, 2/15/42	10,463,384	8,884

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Governments (68.0%)	Shares/ Par +	Value $ (000’s)
Governments continued
0.750%, 2/15/45	17,543,241	14,485
0.750%, 7/15/28	1,812,495	1,717
0.875%, 2/15/47	5,654,295	4,739
0.875%, 1/15/29	10,810,980	10,232
1.000%, 2/15/46	3,776,295	3,273
1.000%, 2/15/48	1,414,489	1,215
1.000%, 2/15/49	2,951,927	2,536
1.125%, 1/15/33	4,225,738	4,048
1.250%, 4/15/28	1,516,815	1,468
1.375%, 2/15/44	9,995,059	9,407
1.750%, 1/15/28	499,494	494
2.000%, 1/15/26	3,744,066	3,694
2.125%, 2/15/41	3,560,938	3,819
2.375%, 1/15/27	864,823	869
2.500%, 1/15/29	3,270,470	3,368
3.625%, 4/15/28	2,812,965	3,019
3.875%, 4/15/29	3,690,080	4,076

Total		286,555

Total Governments (Cost: $324,898)		286,555

Municipal Bonds (0.4%)
Municipal Bonds (0.4%)
Golden State Tobacco Securitization Corp.
2.746%, 6/1/34 RB	740,000	602
Santa Clara Valley Transportation Authority
5.876%, 4/1/32 RB	45,000	47
University of California
1.316%, 5/15/27 RB	1,105,000	980

Total Municipal Bonds (Cost: $1,790)		1,629

Structured Products (23.4%)
Asset Backed Securities (6.0%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B
2.482%, 8/15/46 144A	2,350,000	2,014
Ares XXXIX CLO, Ltd., Series 2016-39A, Class BR2
6.862%, (ICE LIBOR USD 3 Month plus 1.600%), 4/18/31 144A	500,000	485
Bean Creek CLO, Ltd., Series 2018-1A, Class AR
6.270%, (ICE LIBOR USD 3 Month plus 1.020%), 4/20/31 144A	1,500,000	1,478
Blackbird Capital Aircraft, Series 2021-1A, Class A
2.443%, 7/15/46 144A	799,127	688
BRE Grand Islander Timeshare Issuer, Series 2017-1A, Class A
2.940%, 5/25/29 144A	90,312	88
Cologix Canadian Issuer LP, Series 2022- 1CAN, Class A2
4.940%, 1/25/52 144A CAD ∞	1,950,000	1,332
Dryden Senior Loan Fund, Series 2016-43A, Class B2R2
3.093%, 4/20/34 144A	2,000,000	1,650

Structured Products (23.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
FirstKey Homes Trust, Series 2020-SFR2, Class D
1.968%, 10/19/37 144A	1,000,000	895
Goldentree Loan Opportunities X, Ltd., Series 2015-10A, Class AR
6.370%, (ICE LIBOR USD 3 Month plus 1.120%), 7/20/31 144A	1,125,000	1,118
Goodgreen Trust, Series 2020-1A, Class A
2.630%, 4/15/55 144A	609,780	504
Goodgreen Trust, Series 2021-1A, Class A
2.660%, 10/20/56 144A	425,008	348
Greenwood Park CLO, Ltd., Series 2018-1A, Class A1
6.290%, (ICE LIBOR USD 3 Month plus 1.030%), 4/15/31 144A	500,000	495
Hilton Grand Vacations Trust, Series 2017-AA, Class A
2.660%, 12/26/28 144A	271,020	268
Hilton Grand Vacations Trust, Series 2019-AA, Class B
2.540%, 7/25/33 144A	534,845	496
J.G. Wentworth XLI LLC, Series 2018-1A, Class B
4.700%, 10/15/74 144A	374,009	314
KKR Financial CLO, Ltd., Series 2018-22A, Class A
6.400%, (ICE LIBOR USD 3 Month plus 1.150%), 7/20/31 144A	1,500,000	1,481
KKR Financial CLO, Ltd., Series 2022-1A, Class B
7.648%, (US SOFR 3 Month plus 2.600%), 7/20/31 144A	1,400,000	1,400
Magnetite CLO, Ltd., Series 2021-29A, Class B
6.660%, (ICE LIBOR USD 3 Month plus 1.400%), 1/15/34 144A	1,650,000	1,610
Palmer Square CLO, Ltd., Series 2018-1A, Class A1R2
6.390%, (ICE LIBOR USD 3 Month plus 1.130%), 1/17/31 144A	1,568,883	1,557
Progress Residential Trust, Series 2021-SFR1, Class D
1.805%, 4/17/38 144A	1,000,000	871
Rockford Tower CLO, Ltd., Series 2020-1A, Class B
7.050%, (ICE LIBOR USD 3 Month plus 1.800%), 1/20/32 144A	1,350,000	1,308
ServiceMaster Brands, Series 2020-1, Class A2I
2.841%, 1/30/51 144A	1,191,200	987
Shelter Growth CRE Issuer, Ltd., Series 2022- FL4, Class A
7.372%, (US SOFR 1 Month plus 2.296%), 6/19/37 144A	1,272,000	1,255
Sierra Receivables Funding Co. LLC, Series 2019-3A, Class B
2.750%, 7/15/38 144A	628,774	590
Sierra Receivables Funding Co. LLC, Series 2021-A1, Class B
1.340%, 11/20/37 144A	1,130,284	1,040

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Structured Products (23.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Wellfleet CLO, Ltd., Series 2022-1A, Class B2
4.775%, 4/15/34 144A	1,250,000	1,148

Total		25,420

Mortgage Securities (17.4%)
Agate Bay Mortgage Trust, Series 2015-7, Class A3
3.500%, (AFC), 10/25/45 144A	156,698	139
Agate Bay Mortgage Trust, Series 2016-1, Class A3
3.500%, (AFC), 12/25/45 144A	94,157	84
Angel Oak Mortgage Trust, Series 2019-6, Class A3
2.927%, (AFC), 11/25/59 144A	204,738	194
Arroyo Mortgage Trust, Series 2021-1R, Class A2
1.483%, (CSTR, AFC), 10/25/48 144A	327,512	263
Arroyo Mortgage Trust, Series 2021-1R, Class A3
1.637%, (CSTR, AFC), 10/25/48 144A	251,932	203
Bellemeade Re, Ltd., Series 2019-3A, Class M1C
7.100%, (ICE LIBOR USD 1 Month plus 1.950%), 7/25/29 144A	1,443,836	1,447
Bellemeade Re, Ltd., Series 2021-2A, Class M1C
6.917%, (US 30 Day Average SOFR plus 1.850%), 6/25/31 144A	2,108,000	2,065
Bellemeade Re, Ltd., Series 2021-3A, Class M1A
6.067%, (US 30 Day Average SOFR plus 1.000%), 9/25/31 144A	965,358	959
BX Commercial Mortgage Trust, Series 2021- VOLT, Class E
7.193%, (ICE LIBOR USD 1 Month plus 2.000%), 9/15/36 144A	1,200,000	1,132
BX Commercial Mortgage Trust, Series 2021- VOLT, Class F
7.593%, (ICE LIBOR USD 1 Month plus 2.400%), 9/15/36 144A	1,400,000	1,305
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1
7.167%, (US 30 Day Average SOFR plus 2.100%), 3/25/42 144A	581,391	584
Credit Suisse Mortgage Trust, Series 2015- WIN1, Class A10
3.500%, (AFC), 12/25/44 144A	45,491	41
Credit Suisse Mortgage Trust, Series 2019- ICE4, Class B
6.423%, (ICE LIBOR USD 1 Month plus 1.230%), 5/15/36 144A	872,829	867
Credit Suisse Mortgage Trust, Series 2019- ICE4, Class D
6.793%, (ICE LIBOR USD 1 Month plus 1.600%), 5/15/36 144A	2,149,652	2,124
Credit Suisse Mortgage Trust, Series 2021- NQM2, Class A3
1.538%, (AFC), 2/25/66 144A	282,945	230
Deephaven Residential Mortgage Trust, Series 2020-2, Class A3
2.856%, 5/25/65 144A	1,474,000	1,423

Structured Products (23.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Extended Stay America Trust, Series 2021- ESH, Class E
8.044%, (ICE LIBOR USD 1 Month plus 2.850%), 7/15/38 144A	1,657,629	1,607
Federal Home Loan Mortgage Corp.
2.500%, 10/1/51	2,106,049	1,790
3.500%, 8/1/52	2,042,470	1,862
4.500%, 10/1/52	1,907,260	1,834
Federal National Mortgage Association
2.500%, 1/1/52	8,217,472	7,014
4.000%, 9/1/52	10,082,039	9,476
5.500%, 1/1/53	4,121,832	4,102
Federal National Mortgage Association, Series 2018-C03, Class 1EB2
7.750%, (ICE LIBOR USD 1 Month plus 2.600%), 5/25/24	221,056	223
Government National Mortgage Association
2.500%, 8/20/51	15,034,413	13,036
4.000%, 4/20/53	8,939,952	8,458
5.500%, 12/20/52	1,867,361	1,860
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A
4.128%, 7/5/31 144A	2,020,000	1,835
JP Morgan Mortgage Trust, Series 2014-5, Class A1
2.766%, (AFC), 10/25/29 144A	284,437	267
JP Morgan Mortgage Trust, Series 2016-1, Class A7
3.500%, 5/25/46 144A	578,024	513
JP Morgan Mortgage Trust, Series 2017-1, Class A2
3.450%, (AFC), 1/25/47 144A	283,802	250
Sequoia Mortgage Trust, Series 2017-7, Class A7
3.500%, (AFC), 10/25/47 144A	1,047,282	936
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E
3.000%, (AFC), 4/25/60 144A	2,503,000	2,220
Starwood Mortgage Residential Trust, Series 2021-1, Class A1
1.219%, (AFC), 5/25/65 144A	800,458	682
Verus Securitization Trust, Series 2020-1, Class A3
2.724%, (AFC), 1/25/60 144A Σ	809,647	753
Verus Securitization Trust, Series 2021-1, Class A3
1.155%, (AFC), 1/25/66 144A	695,152	582
Verus Securitization Trust, Series 2021-5, Class A3
1.373%, (AFC), 9/25/66 144A	891,166	692

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Structured Products (23.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Vista Point Securitization Trust, Series 2020-2, Class A3
2.496%, (AFC), 4/25/65 144A	315,429	279

Total		73,331

Total Structured Products (Cost: $103,752)		98,751

Total Investments (97.9%) (Cost: $457,214)@		412,767

Other Assets, Less Liabilities (2.1%)		8,840

Net Assets (100.0%)		421,607

Exchange Traded or Centrally Cleared Derivatives

Total Return Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)

CPURNSA	1.777%	6/24	11,000	USD	$–	$1,334	$1,334	$7
CPURNSA	1.715%	6/24	7,400	USD	–	911	911	5
CPURNSA	1.860%	7/24	7,500	USD	–	858	858	4
CPURNSA	1.858%	8/24	12,700	USD	–	1,455	1,455	7
CPURNSA	2.073%	8/27	3,500	USD	–	423	423	3
CPURNSA	2.145%	11/27	5,000	USD	(1)	557	556	3
CPURNSA	1.800%	10/29	3,700	USD	–	546	546	3
CPURNSA	1.884%	11/29	2,000	USD	–	281	281	1
CPURNSA	2.900%	10/23	9,350	USD	–	36	36	1
CPURNSA	2.695%	8/26	10,000	USD	–	565	565	9
CPURNSA	2.415%	2/28	2,500	USD	–	13	13	–π
CPURNSA	2.565%	4/28	1,500	USD	1	(5)	(4)	1
CPURNSA	2.438%	2/30	9,500	USD	1	67	68	2
CPURNSA	2.498%	9/31	7,000	USD	–	467	467	8
CPURNSA	2.619%	3/33	5,500	USD	1	(14)	(13)	5
CPURNSA	2.495%	5/33	3,500	USD	1	14	15	4
CPURNSA	2.243%	1/26	6,000	USD	–	622	622	2
CPURNSA	1.078%	6/25	3,000	USD	–	481	481	4
CPURNSA	1.291%	5/30	2,000	USD	–	394	394	4
CPURNSA	1.629%	6/30	2,000	USD	–	357	357	4

					$3	$9,362	$9,365	$77

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s) Options

	Swaps	Futures	Total	Swaps	Futures	Total

Total Exchange-Traded or Centrally Cleared Derivatives	$77	$–	$77	$–	$–	$–	$–

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)

Sell	Morgan Stanley Capital Services LLC	CAD	28,185	21,300	9/15/23	$—	$(182)	$(182)

						$—	$(182)	$(182)

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)

CPURNSA	Bank of America NA	2.528%	8/24	2,750	$73	$73
CPURNSA	Bank of America NA	2.140%	7/25	2,900	289	289
CPURNSA	Bank of America NA	1.790%	8/25	1,500	199	199
CPURNSA	Bank of America NA	2.240%	4/27	3,500	337	337
CPURNSA	Bank of America NA	2.218%	4/27	2,000	197	197
CPURNSA	Bank of America NA	2.235%	4/27	2,000	195	195
CPURNSA	Bank of America NA	2.235%	5/27	5,000	488	488
CPURNSA	Barclays Bank PLC	2.589%	7/24	1,400	27	27
CPURNSA	Barclays Bank PLC	2.385%	9/24	4,000	178	178
CPURNSA	Barclays Bank PLC	2.363%	9/24	3,500	167	167
CPURNSA	Barclays Bank PLC	2.310%	9/24	1,400	75	75
CPURNSA	Barclays Bank PLC	2.895%	12/27	1,700	(216)	(216)
CPURNSA	Barclays Bank PLC	2.784%	7/44	1,400	(96)	(96)
CPURNSA	Goldman Sachs International	1.870%	5/26	8,500	1,208	1,208
CPURNSA	Goldman Sachs International	1.920%	5/26	7,000	958	958
CPURNSA	Goldman Sachs International	1.770%	6/26	6,000	909	909
CPURNSA	Goldman Sachs International	2.245%	11/26	3,000	302	302
CPURNSA	Goldman Sachs International	2.280%	11/26	3,000	291	291
CPURNSA	Goldman Sachs International	2.280%	11/26	4,000	387	387

					$5,968	$5,968

	Financial Derivative Assets (000’s)				Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	—	$6,280	$6,280	$(182)	—	$(312)	$(494)

+	All par is stated in U.S. Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023 the value of these securities (in thousands) was $51,819 representing 12.3% of the net assets.

∞	Foreign Bond — par value is foreign denominated.
b	Part or all of the security has been pledged as collateral.
S	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
@

At June 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $457,217 and the net unrealized depreciation of investments based on that cost was $29,299 which is comprised of $15,917 aggregate gross unrealized appreciation and $45,216 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

π	Amount is less than one thousand.

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2023. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Municipal Bonds	$—	$1,629	$—
Corporate Bonds	—	25,832	—
Governments	—	286,555	—
Structured Products	—	98,751	—
Other Financial Instruments^
Total Return Swaps	—	15,662	—

Total Assets:	$—	$428,429	$—

Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts	—	(182)	—
Total Return Swaps	—	(329)	—

Total Liabilities:	$—	$(511)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio (unaudited)

Sector Allocation 6/30/23

Sector	% of Net Assets

Consumer, Cyclical	17.8%

Communications	14.7%

Consumer, Non-Cyclical	13.4%

Industrial	13.2%

Energy	13.1%

Financial	9.7%

Technology	8.4%

Short-Term Investments & Other Net Assets	4.1%

Basic Materials	3.2%

Utilities	2.2%

Diversified	0.2%

Communication Services	0.0%

Sector Allocation is subject to change.

High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

Common Stocks (0.4%)	Shares/ Par +	Value $ (000’s)
Communication Services (0.0%)
iHeartMedia, Inc. *	22,266	81

Total		81

Energy (0.4%)
Superior Energy Services, Inc. *,Æ	35,182	2,375

Total		2,375

Total Common Stocks (Cost: $1,131)		2,456

Corporate Bonds (95.5%)
Basic Materials (3.2%)
Ashland LLC
3.375%, 9/1/31 144A	825,000	659
Axalta Coating Systems LLC
3.375%, 2/15/29 144A	875,000	745
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding
4.750%, 6/15/27 144A	600,000	566
Cheever Escrow Issuer LLC
7.125%, 10/1/27 144A	875,000	789
Cleveland-Cliffs, Inc.
4.625%, 3/1/29 144A	1,525,000	1,373
4.875%, 3/1/31 144A	425,000	373
6.750%, 4/15/30 144A	375,000	361
Coeur Mining, Inc.
5.125%, 2/15/29 144A	1,750,000	1,444
Diamond BC BV
4.625%, 10/1/29 144A	3,825,000	3,858
Element Solutions, Inc.
3.875%, 9/1/28 144A	1,650,000	1,439
H.B. Fuller Co.
4.250%, 10/15/28	525,000	467
Herens Holdco SARL
4.750%, 5/15/28 144A	3,775,000	2,926
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.000%, 7/1/28 144A	725,000	632
Olympus Water US Holding Corp.
4.250%, 10/1/28 144A	1,500,000	1,186
6.250%, 10/1/29 144A	1,800,000	1,302
9.750%, 11/15/28 144A	1,625,000	1,585
Polar US Borrower LLC
6.750%, 5/15/26 144A	1,725,000	1,018
SPCM SA
3.375%, 3/15/30 144A	425,000	354
WR Grace Holdings LLC
4.875%, 6/15/27 144A	675,000	626
5.625%, 8/15/29 144A	1,200,000	983
7.375%, 3/1/31 144A	325,000	318

Total		23,004

Corporate Bonds (95.5%)	Shares/ Par +	Value $ (000’s)
Communications (14.7%)
Audacy Capital Corp.
6.500%, 5/1/27 144A	2,250,000	34
6.750%, 3/31/29 144A	1,650,000	37
Cars.com, Inc.
6.375%, 11/1/28 144A	2,125,000	1,957
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 2/1/31 144A	325,000	263
4.250%, 1/15/34 144A	1,200,000	907
4.500%, 8/15/30 144A	1,500,000	1,249
4.500%, 5/1/32	1,050,000	838
4.500%, 6/1/33 144A	1,175,000	923
4.750%, 3/1/30 144A	3,400,000	2,907
4.750%, 2/1/32 144A	450,000	367
5.000%, 2/1/28 144A	2,000,000	1,822
5.125%, 5/1/27 144A	2,975,000	2,770
5.375%, 6/1/29 144A	1,350,000	1,221
5.500%, 5/1/26 144A	275,000	268
Ciena Corp.
4.000%, 1/31/30 144A	325,000	283
CSC Holdings LLC
3.375%, 2/15/31 144A	825,000	558
4.125%, 12/1/30 144A	950,000	665
4.500%, 11/15/31 144A	2,750,000	1,917
4.625%, 12/1/30 144A	1,650,000	734
5.250%, 6/1/24	700,000	651
5.500%, 4/15/27 144A	2,275,000	1,893
5.750%, 1/15/30 144A	4,200,000	1,983
6.500%, 2/1/29 144A	1,450,000	1,172
7.500%, 4/1/28 144A	1,925,000	1,097
Cumulus Media New Holdings, Inc.
6.750%, 7/1/26 144A	975,000	670
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.375%, 8/15/26 144A j	675,000	23
6.625%, 8/15/27 144A j	1,900,000	48
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
5.875%, 8/15/27 144A	1,500,000	1,358
DISH DBS Corp.
5.125%, 6/1/29	2,950,000	1,370
5.750%, 12/1/28 144A	1,100,000	818
7.375%, 7/1/28	750,000	401
7.750%, 7/1/26	1,350,000	828
DISH Network Corp.
11.750%, 11/15/27 144A	1,600,000	1,561
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
5.250%, 12/1/27 144A	1,625,000	1,544
Gray Escrow II, Inc.
5.375%, 11/15/31 144A	1,175,000	779
Gray Television, Inc.
4.750%, 10/15/30 144A	525,000	356
5.875%, 7/15/26 144A	2,575,000	2,309
7.000%, 5/15/27 144A	1,050,000	896

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Corporate Bonds (95.5%)	Shares/ Par +	Value $ (000’s)
Communications continued
iHeartCommunications, Inc.
4.750%, 1/15/28 144A	425,000	320
5.250%, 8/15/27 144A	1,075,000	822
6.375%, 5/1/26	375,901	316
8.375%, 5/1/27	4,978,194	3,316
Intelsat Jackson Holdings SA - Series B - Contingent Value Rights *,Æ	2,774	13
Intelsat Jackson Holdings SA Escrow
5.500%, 8/1/23 *,Æ	1,525,000	–
8.500%, 10/15/24 *,Æ	800,000	–
9.750%, 7/15/25 *,Æ	475,000	–
Lamar Media Corp.
3.625%, 1/15/31	425,000	358
4.000%, 2/15/30	100,000	88
4.875%, 1/15/29	675,000	628
Logan Merger Sub, Inc.
5.500%, 9/1/27 144A	2,875,000	1,582
Match Group, Inc.
4.125%, 8/1/30 144A	2,175,000	1,863
4.625%, 6/1/28 144A	1,450,000	1,332
5.000%, 12/15/27 144A	525,000	487
Midas OpCo Holdings LLC
5.625%, 8/15/29 144A	5,975,000	5,113
Millennium Escrow Corp.
6.625%, 8/1/26 144A	1,425,000	1,049
Nexstar Broadcasting, Inc.
4.750%, 11/1/28 144A	1,850,000	1,605
5.625%, 7/15/27 144A	3,225,000	3,006
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, 1/15/29 144A	1,150,000	966
4.625%, 3/15/30 144A	1,100,000	916
Scripps Escrow II, Inc.
3.875%, 1/15/29 144A	350,000	283
5.375%, 1/15/31 144A	750,000	529
Scripps Escrow, Inc.
5.875%, 7/15/27 144A	1,425,000	1,154
Sinclair Television Group, Inc.
4.125%, 12/1/30 144A	150,000	98
5.125%, 2/15/27 144A	2,625,000	2,224
5.500%, 3/1/30 144A	1,175,000	677
Sirius XM Radio, Inc.
3.125%, 9/1/26 144A	1,075,000	962
3.875%, 9/1/31 144A	3,025,000	2,339
4.000%, 7/15/28 144A	725,000	630
4.125%, 7/1/30 144A	1,775,000	1,449
5.500%, 7/1/29 144A	925,000	834
Sprint Corp.
7.625%, 2/15/25	700,000	715
TEGNA, Inc.
4.625%, 3/15/28	600,000	530
5.000%, 9/15/29	2,975,000	2,567
Telenet Finance Luxembourg Notes SARL
5.500%, 3/1/28 144A	4,400,000	4,035
Terrier Media Buyer, Inc.
8.875%, 12/15/27 144A	5,025,000	3,522
T-Mobile USA, Inc.
2.250%, 2/15/26	1,500,000	1,378
Univision Communications, Inc.
4.500%, 5/1/29 144A	1,400,000	1,203

Corporate Bonds (95.5%)	Shares/ Par +	Value $ (000’s)
Communications continued
7.375%, 6/30/30 144A	1,025,000	976
UPC Broadband Finco BV
4.875%, 7/15/31 144A	3,450,000	2,840
Urban One, Inc.
7.375%, 2/1/28 144A	2,175,000	1,895
Viavi Solutions, Inc.
3.750%, 10/1/29 144A	350,000	297
Virgin Media Finance PLC
5.000%, 7/15/30 144A	2,700,000	2,149
Virgin Media Secured Finance PLC
5.500%, 5/15/29 144A	475,000	430
Virgin Media Vendor Financing Notes IV
5.000%, 7/15/28 144A	2,050,000	1,793
VMED O2 UK Financing I PLC
4.250%, 1/31/31 144A	600,000	485
4.750%, 7/15/31 144A	1,475,000	1,226
VZ Secured Financing BV
5.000%, 1/15/32 144A	1,225,000	987
Ziggo Bond Co. BV
5.125%, 2/28/30 144A	575,000	435
6.000%, 1/15/27 144A	3,050,000	2,799
Ziggo BV
4.875%, 1/15/30 144A	200,000	166

Total		104,864

Consumer, Cyclical (17.8%)
1011778 BC ULC / New Red Finance, Inc.
3.500%, 2/15/29 144A	525,000	460
3.875%, 1/15/28 144A	1,125,000	1,028
4.000%, 10/15/30 144A	5,775,000	4,942
4.375%, 1/15/28 144A	1,175,000	1,085
Academy, Ltd.
6.000%, 11/15/27 144A	1,500,000	1,440
Adient Global Holdings, Ltd.
4.875%, 8/15/26 144A	3,300,000	3,135
7.000%, 4/15/28 144A	350,000	354
8.250%, 4/15/31 144A	350,000	355
Affinity Gaming
6.875%, 12/15/27 144A	2,450,000	2,156
American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.
5.500%, 4/20/26 144A	950,000	941
5.750%, 4/20/29 144A	200,000	194
American Builders & Contractors Supply Co., Inc.
3.875%, 11/15/29 144A	275,000	235
4.000%, 1/15/28 144A	2,050,000	1,868
Aramark Services, Inc.
5.000%, 2/1/28 144A	225,000	212
6.375%, 5/1/25 144A	2,525,000	2,523
Asbury Automotive Group, Inc.
4.625%, 11/15/29 144A	1,850,000	1,642
5.000%, 2/15/32 144A	450,000	392
BCPE Empire Holdings, Inc.
7.625%, 5/1/27 144A	4,850,000	4,511
Boyd Gaming Corp.
4.750%, 12/1/27	1,650,000	1,563
4.750%, 6/15/31 144A	575,000	514
Caesars Entertainment, Inc.
4.625%, 10/15/29 144A	825,000	720

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Corporate Bonds (95.5%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
5.750%, 7/1/25 144A	1,750,000	1,771
6.250%, 7/1/25 144A	2,175,000	2,165
7.000%, 2/15/30 144A	275,000	276
8.125%, 7/1/27 144A	2,325,000	2,380
CCM Merger, Inc.
6.375%, 5/1/26 144A	425,000	412
Churchill Downs, Inc.
6.750%, 5/1/31 144A	1,350,000	1,335
Clarios Global LP
6.750%, 5/15/25 144A	135,000	135
6.750%, 5/15/28 144A	625,000	623
Clarios Global LP / Clarios US Finance Co.
6.250%, 5/15/26 144A	270,000	268
8.500%, 5/15/27 144A	7,550,000	7,562
Dana Financing Luxembourg SARL
5.750%, 4/15/25 144A	325,000	320
Dana, Inc.
4.500%, 2/15/32	675,000	560
5.375%, 11/15/27	150,000	142
5.625%, 6/15/28	175,000	165
Dornoch Debt Merger Sub, Inc.
6.625%, 10/15/29 144A	3,625,000	2,957
Ford Motor Credit Co. LLC
2.700%, 8/10/26	725,000	647
3.375%, 11/13/25	3,250,000	3,022
4.000%, 11/13/30	1,975,000	1,688
4.063%, 11/1/24	1,700,000	1,645
4.125%, 8/17/27	1,350,000	1,233
4.271%, 1/9/27	1,675,000	1,551
4.389%, 1/8/26	2,725,000	2,579
5.113%, 5/3/29	2,950,000	2,736
5.125%, 6/16/25	2,250,000	2,188
6.800%, 5/12/28	700,000	701
Foundation Building Materials, Inc.
6.000%, 3/1/29 144A	3,375,000	2,818
The Gap, Inc.
3.625%, 10/1/29 144A	1,475,000	1,042
3.875%, 10/1/31 144A	475,000	325
GYP Holdings III Corp.
4.625%, 5/1/29 144A	2,475,000	2,178
H&E Equipment Services, Inc.
3.875%, 12/15/28 144A	2,775,000	2,403
Hilton Domestic Operating Co., Inc.
3.625%, 2/15/32 144A	700,000	584
3.750%, 5/1/29 144A	1,150,000	1,021
4.875%, 1/15/30	500,000	466
5.750%, 5/1/28 144A	800,000	788
IHO Verwaltungs GmbH
4.750%, 9/15/26 144A	2,375,000	2,191
6.000%, 5/15/27 144A	1,650,000	1,552
6.375%, 5/15/29 144A	1,825,000	1,691
Interface, Inc.
5.500%, 12/1/28 144A	1,000,000	811
KAR Auction Services, Inc.
5.125%, 6/1/25 144A	284,000	278
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
4.750%, 6/1/27 144A	550,000	531
Kontoor Brands, Inc.
4.125%, 11/15/29 144A	575,000	480

Corporate Bonds (95.5%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Midwest Gaming Borrower LLC
4.875%, 5/1/29 144A	1,275,000	1,126
Mohegan Gaming & Entertainment
8.000%, 2/1/26 144A	3,800,000	3,629
Penn National Gaming, Inc.
4.125%, 7/1/29 144A	1,500,000	1,231
5.625%, 1/15/27 144A	250,000	234
Raptor Acquisition Corp. / Raptor Co-Issuer LLC
4.875%, 11/1/26 144A	575,000	542
Real Hero Merger Sub 2, Inc.
6.250%, 2/1/29 144A	3,375,000	2,768
Ritchie Bros Auctioneers, Inc.
6.750%, 3/15/28 144A	400,000	403
7.750%, 3/15/31 144A	400,000	415
Scientific Games Holdings LP / Scientific Games US FinCo, Inc.
6.625%, 3/1/30 144A	1,875,000	1,650
Scientific Games International, Inc.
7.250%, 11/15/29 144A	1,250,000	1,252
8.625%, 7/1/25 144A	1,925,000	1,966
SeaWorld Parks & Entertainment, Inc.
5.250%, 8/15/29 144A	2,675,000	2,394
Six Flags Entertainment Corp.
5.500%, 4/15/27 144A	475,000	447
7.250%, 5/15/31 144A	1,250,000	1,217
SRS Distribution, Inc.
6.000%, 12/1/29 144A	2,675,000	2,309
6.125%, 7/1/29 144A	3,350,000	2,893
Station Casinos LLC
4.500%, 2/15/28 144A	2,000,000	1,795
4.625%, 12/1/31 144A	1,300,000	1,095
Suburban Propane Partners LP / Suburban Energy Finance Corp.
5.000%, 6/1/31 144A	2,525,000	2,114
5.875%, 3/1/27	900,000	870
White Cap Buyer LLC
6.875%, 10/15/28 144A	1,825,000	1,654
White Cap Parent LLC
8.250%, 3/15/26 144A	1,650,000	1,581
The William Carter Co.
5.625%, 3/15/27 144A	400,000	388
WMG Acquisition Corp.
3.750%, 12/1/29 144A	800,000	692
3.875%, 7/15/30 144A	325,000	280
Yum! Brands, Inc.
4.625%, 1/31/32	1,625,000	1,468
4.750%, 1/15/30 144A	725,000	679
5.375%, 4/1/32	625,000	594
ZF North America Capital, Inc.
6.875%, 4/14/28 144A	500,000	506
7.125%, 4/14/30 144A	550,000	559

Total		127,241

Consumer, Non-cyclical (13.4%)
AdaptHealth LLC
4.625%, 8/1/29 144A	1,175,000	938
5.125%, 3/1/30 144A	1,825,000	1,478
AHP Health Partners, Inc.
5.750%, 7/15/29 144A	1,025,000	884

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Corporate Bonds (95.5%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Albertsons Cos., Inc. / Safeway, Inc. / New Albertson’s LP / Albertson’s LLC
3.250%, 3/15/26 144A	350,000	323
3.500%, 3/15/29 144A	2,050,000	1,775
5.875%, 2/15/28 144A	700,000	680
6.500%, 2/15/28 144A	1,200,000	1,202
7.500%, 3/15/26 144A	625,000	636
Allied Universal Holdco LLC
6.000%, 6/1/29 144A	2,225,000	1,642
6.625%, 7/15/26 144A	1,425,000	1,352
9.750%, 7/15/27 144A	5,050,000	4,464
Avantor Funding, Inc.
3.875%, 11/1/29 144A	1,825,000	1,598
4.625%, 7/15/28 144A	2,350,000	2,178
Bausch Health Cos., Inc.
4.875%, 6/1/28 144A	350,000	208
5.000%, 1/30/28 144A	1,200,000	510
5.000%, 2/15/29 144A	625,000	258
5.250%, 1/30/30 144A	1,900,000	788
5.250%, 2/15/31 144A	625,000	261
5.750%, 8/15/27 144A	775,000	475
6.125%, 2/1/27 144A	300,000	192
6.250%, 2/15/29 144A	1,775,000	754
7.250%, 5/30/29 144A	2,200,000	935
8.500%, 1/31/27 144A	1,450,000	794
Bellring Brands, Inc.
7.000%, 3/15/30 144A	1,850,000	1,862
Centene Corp.
3.375%, 2/15/30	625,000	537
4.250%, 12/15/27	1,900,000	1,776
4.625%, 12/15/29	2,425,000	2,232
CHS / Community Health Systems, Inc.
5.250%, 5/15/30 144A	1,000,000	788
5.625%, 3/15/27 144A	750,000	661
6.000%, 1/15/29 144A	225,000	189
6.125%, 4/1/30 144A	1,275,000	760
6.875%, 4/15/29 144A	2,825,000	1,764
8.000%, 3/15/26 144A	1,125,000	1,096
Edgewell Personal Care Co.
4.125%, 4/1/29 144A	1,000,000	872
5.500%, 6/1/28 144A	875,000	827
Embecta Corp.
5.000%, 2/15/30 144A	525,000	436
6.750%, 2/15/30 144A	1,850,000	1,658
Garda World Security Corp.
4.625%, 2/15/27 144A	875,000	801
6.000%, 6/1/29 144A	2,375,000	1,946
7.750%, 2/15/28 144A	600,000	596
Garden Spinco Corp.
8.625%, 7/20/30 144A	675,000	725
Gartner, Inc.
4.500%, 7/1/28 144A	250,000	234
Global Medical Response, Inc.
6.500%, 10/1/25 144A	1,700,000	935
Grifols Escrow Issuer SA
4.750%, 10/15/28 144A	3,575,000	3,103
GW B-CR Security Corp.
9.500%, 11/1/27 144A	4,969,000	4,801
HCA, Inc.
5.375%, 2/1/25	1,250,000	1,239

Corporate Bonds (95.5%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
5.875%, 2/15/26	1,050,000	1,051
HealthEquity, Inc.
4.500%, 10/1/29 144A	2,175,000	1,917
IQVIA, Inc.
5.000%, 10/15/26 144A	1,375,000	1,328
5.000%, 5/15/27 144A	750,000	721
6.500%, 5/15/30 144A	200,000	202
Jazz Securities DAC
4.375%, 1/15/29 144A	1,825,000	1,628
LifePoint Health, Inc.
4.375%, 2/15/27 144A	625,000	484
5.375%, 1/15/29 144A	150,000	89
6.750%, 4/15/25 144A	825,000	766
MEDNAX, Inc.
5.375%, 2/15/30 144A	750,000	690
Mozart Debt Merger Sub, Inc.
3.875%, 4/1/29 144A	1,625,000	1,412
5.250%, 10/1/29 144A	7,000,000	6,074
MPH Acquisition Holdings LLC
5.500%, 9/1/28 144A	725,000	618
5.750%, 11/1/28 144A	950,000	715
Organon Finance 1 LLC
4.125%, 4/30/28 144A	425,000	377
5.125%, 4/30/31 144A	1,800,000	1,485
Performance Food Group, Inc.
4.250%, 8/1/29 144A	1,425,000	1,269
5.500%, 10/15/27 144A	725,000	699
Post Holdings, Inc.
5.500%, 12/15/29 144A	900,000	830
5.625%, 1/15/28 144A	975,000	937
5.750%, 3/1/27 144A	1,405,000	1,371
Prestige Brands, Inc.
3.750%, 4/1/31 144A	650,000	538
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.
9.750%, 12/1/26 144A	1,025,000	860
Signal Parent, Inc.
6.125%, 4/1/29 144A	1,000,000	557
Syneos Health, Inc.
3.625%, 1/15/29 144A	850,000	831
Teleflex, Inc.
4.250%, 6/1/28 144A	250,000	228
4.625%, 11/15/27	450,000	424
Tenet Healthcare Corp.
4.250%, 6/1/29	225,000	203
4.625%, 6/15/28	125,000	117
4.875%, 1/1/26	1,525,000	1,485
5.125%, 11/1/27	1,800,000	1,718
6.125%, 10/1/28	2,450,000	2,359
6.125%, 6/15/30	775,000	764
6.250%, 2/1/27	1,125,000	1,113
6.750%, 5/15/31 144A	775,000	777
United Rentals North America, Inc.
4.875%, 1/15/28	1,225,000	1,166
5.250%, 1/15/30	425,000	406
5.500%, 5/15/27	400,000	394
US Foods, Inc.
4.625%, 6/1/30 144A	700,000	627
4.750%, 2/15/29 144A	1,500,000	1,373
6.250%, 4/15/25 144A	225,000	225

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Corporate Bonds (95.5%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
ZipRecruiter, Inc.
5.000%, 1/15/30 144A	975,000	830

Total		95,821

Diversified (0.2%)
Stena International SA
6.125%, 2/1/25 144A	1,325,000	1,291

Total		1,291

Energy (12.7%)
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 6/15/29 144A	2,200,000	2,044
5.750%, 3/1/27 144A	2,375,000	2,291
5.750%, 1/15/28 144A	2,600,000	2,479
7.875%, 5/15/26 144A	1,000,000	1,014
Antero Resources Corp.
5.375%, 3/1/30 144A	925,000	856
7.625%, 2/1/29 144A	244,000	248
Archrock Partners LP
6.250%, 4/1/28 144A	1,975,000	1,854
6.875%, 4/1/27 144A	3,275,000	3,144
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.875%, 6/30/29 144A	600,000	535
7.000%, 11/1/26 144A	1,375,000	1,331
8.250%, 12/31/28 144A	575,000	565
9.000%, 11/1/27 144A	400,000	497
Berry Petroleum Co. LLC
7.000%, 2/15/26 144A	875,000	809
Callon Petroleum Co.
6.375%, 7/1/26	900,000	876
7.500%, 6/15/30 144A	450,000	425
8.250%, 7/15/25	425,000	422
Centennial Resource Production LLC
5.375%, 1/15/26 144A	825,000	784
6.875%, 4/1/27 144A	1,725,000	1,699
Cheniere Energy Partners LP
3.250%, 1/31/32	550,000	452
4.000%, 3/1/31	1,500,000	1,321
4.500%, 10/1/29	1,150,000	1,055
Cheniere Energy, Inc.
4.625%, 10/15/28	975,000	910
Chesapeake Energy Corp.
5.875%, 2/1/29 144A	225,000	214
Chesapeake Energy Corp. Escrow
7.000%, 10/1/24 *	1,000,000	20
Civitas Resources, Inc.
8.375%, 7/1/28 144A	600,000	607
8.750%, 7/1/31 144A	300,000	304
CNX Midstream Partners LP
4.750%, 4/15/30 144A	1,525,000	1,294
Comstock Resources, Inc.
5.875%, 1/15/30 144A	475,000	412
6.750%, 3/1/29 144A	2,400,000	2,196
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
7.375%, 2/1/31 144A	750,000	739
8.000%, 4/1/29 144A	1,825,000	1,848

Corporate Bonds (95.5%)	Shares/ Par +	Value $ (000’s)
Energy continued
CrownRock LP / CrownRock Finance, Inc.
5.000%, 5/1/29 144A	325,000	304
5.625%, 10/15/25 144A	3,025,000	2,980
DT Midstream, Inc.
4.375%, 6/15/31 144A	1,450,000	1,249
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, 1/30/28 144A	850,000	831
Enviva Partners LP / Enviva Partners Finance Corp.
6.500%, 1/15/26 144A	4,200,000	3,308
EQM Midstream Partners LP
4.500%, 1/15/29 144A	1,050,000	937
4.750%, 1/15/31 144A	1,325,000	1,161
5.500%, 7/15/28	1,925,000	1,822
6.000%, 7/1/25 144A	331,000	327
6.500%, 7/1/27 144A	1,825,000	1,800
6.500%, 7/15/48	1,025,000	927
7.500%, 6/1/27 144A	975,000	984
Hess Midstream Operations LP
4.250%, 2/15/30 144A	625,000	545
5.500%, 10/15/30 144A	475,000	439
Hess Midstream Partners LP
5.125%, 6/15/28 144A	1,300,000	1,217
Holly Energy Partners LP / Holly Energy Finance Corp.
5.000%, 2/1/28 144A	1,725,000	1,591
6.375%, 4/15/27 144A	425,000	420
Nabors Industries, Ltd.
7.250%, 1/15/26 144A	1,200,000	1,120
7.375%, 5/15/27 144A	225,000	214
7.500%, 1/15/28 144A	800,000	700
NuStar Logistics LP
5.625%, 4/28/27	1,050,000	1,009
Oasis Petroleum, Inc.
6.375%, 6/1/26 144A	525,000	521
Occidental Petroleum Corp.
5.875%, 9/1/25	1,225,000	1,217
6.375%, 9/1/28	125,000	127
6.450%, 9/15/36	350,000	359
6.625%, 9/1/30	450,000	468
8.875%, 7/15/30	1,100,000	1,264
PDC Energy, Inc.
5.750%, 5/15/26	1,525,000	1,519
6.125%, 9/15/24	213,000	213
Precision Drilling Corp.
6.875%, 1/15/29 144A	375,000	339
7.125%, 1/15/26 144A	1,650,000	1,629
Range Resources Corp.
4.750%, 2/15/30 144A	475,000	426
4.875%, 5/15/25	350,000	343
8.250%, 1/15/29	875,000	911
Rockcliff Energy II LLC
5.500%, 10/15/29 144A	1,025,000	946
SM Energy Co.
5.625%, 6/1/25	1,000,000	977
6.500%, 7/15/28	200,000	192
6.625%, 1/15/27	250,000	243
6.750%, 9/15/26	1,100,000	1,072

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Corporate Bonds (95.5%)	Shares/ Par +	Value $ (000’s)
Energy continued
Southwestern Energy Co.
4.750%, 2/1/32	725,000	639
5.375%, 3/15/30	300,000	280
8.375%, 9/15/28	1,100,000	1,145
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.750%, 4/15/25	1,350,000	1,226
Tap Rock Resources LLC
7.000%, 10/1/26 144A	1,375,000	1,416
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.000%, 1/15/28	1,675,000	1,599
5.500%, 3/1/30	2,250,000	2,165
6.500%, 7/15/27	300,000	298
TerraForm Power Operating LLC
4.750%, 1/15/30 144A	1,725,000	1,522
5.000%, 1/31/28 144A	1,775,000	1,634
TransMontaigne Partners LP / TLP Finance Corp.
6.125%, 2/15/26	1,175,000	1,016
Ultra Resources, Inc.
Contingent Value Rights *,Æ	1,380	–
USA Compression Finance Corp.
6.875%, 4/1/26	3,550,000	3,478
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 9/1/27	1,475,000	1,409
Western Midstream Operating LP
4.300%, 2/1/30	325,000	292
4.500%, 3/1/28	1,100,000	1,037
4.650%, 7/1/26	175,000	168
5.300%, 3/1/48	2,300,000	1,920

Total		91,140

Financial (9.7%)
Ally Financial, Inc.
5.750%, 11/20/25	500,000	482
AmWINS Group, Inc.
4.875%, 6/30/29 144A	2,575,000	2,325
Ardonagh Midco 2 PLC
11.500%, 1/15/27 144A Þ	3,483,937	3,205
AssuredPartners, Inc.
5.625%, 1/15/29 144A	1,500,000	1,298
7.000%, 8/15/25 144A	3,375,000	3,333
BroadStreet Partners, Inc.
5.875%, 4/15/29 144A	6,075,000	5,270
GTCR AP Finance, Inc.
8.000%, 5/15/27 144A	1,925,000	1,887
HUB International, Ltd.
5.625%, 12/1/29 144A	3,075,000	2,759
7.000%, 5/1/26 144A	9,650,000	9,624
7.250%, 6/15/30 144A	1,100,000	1,136
Iron Mountain, Inc.
7.000%, 2/15/29 144A	1,725,000	1,728
Jones Deslauriers Insurance Management, Inc.
8.500%, 3/15/30 144A	1,800,000	1,836
10.500%, 12/15/30 144A	1,750,000	1,755
Navient Corp.
5.000%, 3/15/27	675,000	604

Corporate Bonds (95.5%)	Shares/ Par +	Value $ (000’s)
Financial continued
5.500%, 3/15/29	1,650,000	1,407
6.750%, 6/25/25	1,300,000	1,278
6.750%, 6/15/26	1,250,000	1,205
NFP Corp.
6.875%, 8/15/28 144A	7,125,000	6,185
7.500%, 10/1/30 144A	1,300,000	1,259
RHP Hotel Properties LP / RHP Finance Corp.
7.250%, 7/15/28 144A	400,000	404
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
2.875%, 10/15/26 144A	1,800,000	1,593
3.625%, 3/1/29 144A	1,475,000	1,240
3.875%, 3/1/31 144A	1,525,000	1,237
4.000%, 10/15/33 144A	1,200,000	939
Ryan Specialty Group LLC
4.375%, 2/1/30 144A	800,000	708
United Shore Financial Services LLC
5.500%, 11/15/25 144A	3,450,000	3,283
United Wholesale Mortgage LLC
5.500%, 4/15/29 144A	1,725,000	1,479
5.750%, 6/15/27 144A	1,250,000	1,141
USIS Merger Sub, Inc.
6.875%, 5/1/25 144A	5,250,000	5,211
VICI Properties LP / VICI Note Co., Inc.
3.500%, 2/15/25 144A	125,000	119
3.875%, 2/15/29 144A	200,000	176
4.250%, 12/1/26 144A	1,125,000	1,052
4.500%, 9/1/26 144A	450,000	425
4.625%, 6/15/25 144A	400,000	386
4.625%, 12/1/29 144A	600,000	545
5.625%, 5/1/24 144A	475,000	472
5.750%, 2/1/27 144A	225,000	220

Total		69,206

Industrial (13.2%)
ARD Finance SA
6.500%, 6/30/27 144A	3,357,214	2,720
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.000%, 9/1/29 144A	2,250,000	1,782
5.250%, 8/15/27 144A	6,825,000	5,781
Ball Corp.
2.875%, 8/15/30	1,575,000	1,308
3.125%, 9/15/31	300,000	247
6.000%, 6/15/29	750,000	744
6.875%, 3/15/28	675,000	688
Berry Global Escrow Corp.
4.875%, 7/15/26 144A	1,125,000	1,081
5.625%, 7/15/27 144A	1,150,000	1,126
Camelot Return Merger Sub, Inc.
8.750%, 8/1/28 144A	1,575,000	1,488
Clearwater Paper Corp.
4.750%, 8/15/28 144A	150,000	132
5.375%, 2/1/25 144A	2,250,000	2,194
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30 144A	7,050,000	6,223
Cornerstone Building Brands, Inc.
6.125%, 1/15/29 144A	900,000	711
CP Atlas Buyer, Inc.
7.000%, 12/1/28 144A	3,500,000	2,748

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Corporate Bonds (95.5%)	Shares/ Par +	Value $ (000’s)
Industrial continued
Crown Americas LLC
5.250%, 4/1/30	400,000	380
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 2/1/26	1,175,000	1,139
Emerald Debt Merger Sub LLC
6.625%, 12/15/30 144A	2,925,000	2,899
Energizer Holdings, Inc.
4.375%, 3/31/29 144A	2,400,000	2,068
4.750%, 6/15/28 144A	1,150,000	1,025
6.500%, 12/31/27 144A	1,650,000	1,586
Gates Global LLC / Gates Global Co.
6.250%, 1/15/26 144A	5,050,000	4,969
Graphic Packaging International LLC
3.500%, 3/15/28 144A	425,000	380
3.500%, 3/1/29 144A	450,000	394
3.750%, 2/1/30 144A	175,000	151
4.750%, 7/15/27 144A	500,000	475
II-VI, Inc.
5.000%, 12/15/29 144A	2,425,000	2,189
Madison IAQ LLC
4.125%, 6/30/28 144A	250,000	220
5.875%, 6/30/29 144A	4,800,000	3,888
Mauser Packaging Solutions Holding Co.
7.875%, 8/15/26 144A	1,800,000	1,788
9.250%, 4/15/27 144A	1,550,000	1,431
MIWD Holdco II LLC / MIWD Finance Corp.
5.500%, 2/1/30 144A	375,000	309
OI European Group BV
4.750%, 2/15/30 144A	450,000	406
Owens-Brockway Glass Container, Inc.
6.375%, 8/15/25 144A	1,125,000	1,127
6.625%, 5/13/27 144A	1,425,000	1,411
7.250%, 5/15/31 144A	1,475,000	1,493
Redwood Star Merger Sub, Inc.
8.750%, 4/1/30 144A	2,450,000	2,205
Sealed Air Corp.
5.000%, 4/15/29 144A	550,000	512
6.125%, 2/1/28 144A	550,000	546
Sensata Technologies BV
5.875%, 9/1/30 144A	1,175,000	1,142
Sensata Technologies, Inc.
3.750%, 2/15/31 144A	225,000	193
Standard Industries, Inc.
3.375%, 1/15/31 144A	725,000	584
4.375%, 7/15/30 144A	1,200,000	1,039
4.750%, 1/15/28 144A	1,325,000	1,234
5.000%, 2/15/27 144A	3,375,000	3,217
TK Elevator Holdco GmbH
7.625%, 7/15/28 144A	1,000,000	907
TK Elevator US Newco, Inc.
5.250%, 7/15/27 144A	1,800,000	1,663
TransDigm UK Holdings PLC
6.875%, 5/15/26	1,775,000	1,759
TransDigm, Inc.
4.625%, 1/15/29	1,950,000	1,735
4.875%, 5/1/29	550,000	491
5.500%, 11/15/27	1,250,000	1,179
6.250%, 3/15/26 144A	3,025,000	3,010
6.375%, 6/15/26	1,850,000	1,826

Corporate Bonds (95.5%)	Shares/ Par +	Value $ (000’s)
Industrial continued
6.750%, 8/15/28 144A	1,000,000	1,004
7.500%, 3/15/27	675,000	676
Trivium Packaging Finance BV
5.500%, 8/15/26 144A	525,000	504
8.500%, 8/15/27 144A	4,775,000	4,597
TTM Technologies, Inc.
4.000%, 3/1/29 144A	1,675,000	1,424
Watco Cos. LLC / Watco Finance Corp.
6.500%, 6/15/27 144A	2,150,000	2,043
WESCO Distribution, Inc.
7.125%, 6/15/25 144A	975,000	985
7.250%, 6/15/28 144A	1,075,000	1,097

Total		94,273

Technology (8.4%)
AMG AG
7.000%, 7/31/25 144A	1,050,000	927
Black Knight InfoServ LLC
3.625%, 9/1/28 144A	1,225,000	1,096
Booz Allen Hamilton, Inc.
3.875%, 9/1/28 144A	400,000	362
Boxer Parent Co., Inc.
9.125%, 3/1/26 144A	2,100,000	2,089
Capstone Borrower, Inc.
8.000%, 6/15/30 144A	1,825,000	1,802
Central Parent, Inc. / Central Merger Sub, Inc.
7.250%, 6/15/29 144A	2,175,000	2,151
Clarivate Science Holdings Corp.
3.875%, 7/1/28 144A	350,000	310
4.875%, 7/1/29 144A	2,075,000	1,841
Cloud Software Group, Inc.
9.000%, 9/30/29 144A	1,875,000	1,638
Condor Merger Sub, Inc.
7.375%, 2/15/30 144A	6,325,000	5,500
Consensus Cloud Solutions, Inc.
6.000%, 10/15/26 144A	1,250,000	1,134
6.500%, 10/15/28 144A	2,225,000	1,902
The Dun & Bradstreet Corp.
5.000%, 12/15/29 144A	1,175,000	1,036
Elastic NV
4.125%, 7/15/29 144A	2,500,000	2,157
Entegris Escrow Corp.
5.950%, 6/15/30 144A	1,750,000	1,678
Entegris, Inc.
3.625%, 5/1/29 144A	725,000	625
Fair Isaac Corp.
4.000%, 6/15/28 144A	625,000	573
Helios Software Holdings, Inc.
4.625%, 5/1/28 144A	1,800,000	1,530
Minerva Merger Sub, Inc.
6.500%, 2/15/30 144A	6,025,000	5,071
NCR Corp.
5.000%, 10/1/28 144A	1,375,000	1,227
5.125%, 4/15/29 144A	1,475,000	1,306
5.250%, 10/1/30 144A	1,425,000	1,239
5.750%, 9/1/27 144A	1,025,000	1,025
6.125%, 9/1/29 144A	650,000	651
Open Text Corp.
3.875%, 2/15/28 144A	800,000	705
3.875%, 12/1/29 144A	125,000	104

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Corporate Bonds (95.5%)	Shares/ Par +	Value $ (000’s)
Technology continued
4.125%, 2/15/30 144A	1,250,000	1,059
4.125%, 12/1/31 144A	300,000	246
6.900%, 12/1/27 144A	450,000	458
Picard Midco, Inc.
6.500%, 3/31/29 144A	3,125,000	2,782
Rackspace Technology Global, Inc.
3.500%, 2/15/28 144A	1,825,000	821
5.375%, 12/1/28 144A	2,450,000	761
Roblox Corp.
3.875%, 5/1/30 144A	1,650,000	1,391
Rocket Software, Inc.
6.500%, 2/15/29 144A	3,675,000	3,095
Science Applications International Corp.
4.875%, 4/1/28 144A	500,000	465
Seagate HDD Cayman
8.250%, 12/15/29 144A	75,000	78
8.500%, 7/15/31 144A	700,000	734
9.625%, 12/1/32 144A	2,477,125	2,733
SS&C Technologies, Inc.
5.500%, 9/30/27 144A	3,600,000	3,446
Synaptics, Inc.
4.000%, 6/15/29 144A	725,000	608
Veritas US, Inc. / Veritas Bermuda, Ltd.
7.500%, 9/1/25 144A	2,150,000	1,745

Total		60,101

Utilities (2.2%)
AmeriGas Partners LP / AmeriGas Finance Corp.
5.500%, 5/20/25	300,000	290
5.750%, 5/20/27	550,000	506

Corporate Bonds (95.5%)	Shares/ Par +	Value $ (000’s)
Utilities continued
5.875%, 8/20/26	2,525,000	2,375
Calpine Corp.
3.750%, 3/1/31 144A	1,250,000	1,013
4.500%, 2/15/28 144A	1,575,000	1,426
4.625%, 2/1/29 144A	350,000	295
5.000%, 2/1/31 144A	200,000	165
5.125%, 3/15/28 144A	1,075,000	959
5.250%, 6/1/26 144A	299,000	289
NRG Energy, Inc.
3.875%, 2/15/32 144A	2,300,000	1,772
5.250%, 6/15/29 144A	775,000	693
5.750%, 1/15/28	400,000	379
6.625%, 1/15/27	625,000	620
Solaris Midstream Holdings LLC
7.625%, 4/1/26 144A	775,000	750
TransAlta Corp.
7.750%, 11/15/29	350,000	360
Vistra Operations Co. LLC
5.000%, 7/31/27 144A	1,100,000	1,030
5.500%, 9/1/26 144A	1,400,000	1,347
5.625%, 2/15/27 144A	1,925,000	1,845

Total		16,114

Total Corporate Bonds (Cost: $770,881)		683,055

Total Investments (95.9%) (Cost: $772,012)@		685,511

Other Assets, Less Liabilities (4.1%)		29,413

Net Assets (100.0%)		714,924

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023 the value of these securities (in thousands) was $571,720 representing 80.0% of the net assets.

f	Defaulted Security
Þ	PIK - Payment In Kind. PIK rate of Ardonagh Midco 2 PLC 12.75%.
@

At June 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $772,012 and the net unrealized depreciation of investments based on that cost was $86,501 which is comprised of $3,953 aggregate gross unrealized appreciation and $90,454 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2023. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)

Assets:
Common Stocks
Energy	$—	$—	$2,375
All Others	81	—	—
Corporate Bonds
Communications	—	104,851	13
Energy	—	91,140	—
All Others	—	487,051	—

Total Assets:	$81	$683,042	$2,388

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2023.

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio (unaudited)

Sector Allocation 6/30/23

Sector	% of Net Assets

Corporate Bonds	42.3%

Short-Term Investments & Other Net Assets	22.8%

Governments	16.4%

Structured Products	14.5%

Bank Loan Obligations	3.2%

Municipal Bonds	0.6%

Convertible Corporate Bonds	0.1%

Financials	0.1%

Telecommunications	0.0%

Real Estate	0.0%

Energy	0.0%

Sector Allocation is subject to change.

Multi-Sector Bond Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

Common Stocks (0.1%)	Shares/ Par +	Value $ (000’s)
Energy (0.0%)
Constellation Oil - Class B *,Æ,ð	112,235	12

Total		12

Financials (0.1%)
DrillCo Holding Lux SA - Class B *,Æ,ð	2,686	52
DrillCo Holding Lux SA - Class C *,Æ,ð	24,180	464

Total		516

Real Estate (0.0%)
ADLER Group SA *,Æ	19,539	10
ADLER Group SA *	43,265	26

Total		36

Telecommunications (0.0%)
Intelsat Emergence SA *,Æ	9,427	217

Total		217

Total Common Stocks (Cost: $1,400)		781

Corporate Bonds (42.3%)
Basic Materials (0.8%)
ALROSA Finance SA
3.100%, 6/25/27 144A j	8,500,000	425
4.650%, 4/9/24 144A j	500,000	25
Georgia-Pacific LLC
8.875%, 5/15/31	200,000	246
INEOS Styrolution Group GmbH
2.250%, 1/16/27 EUR §,∞	3,400,000	3,168
MMK International Capital DAC
4.375%, 6/13/24 144A j	1,400,000	70
Sasol Financing USA LLC
5.875%, 3/27/24	500,000	493
Syngenta Finance NV
4.892%, 4/24/25 144A	4,709,000	4,609

Total		9,036

Communications (5.9%)
Altice Financing SA
3.000%, 1/15/28 EUR §,∞	200,000	168
5.750%, 8/15/29 144A	5,400,000	4,183
Altice France Holding SA
6.000%, 2/15/28 144A	1,700,000	829
8.000%, 5/15/27 EUR §,∞	1,000,000	632
Altice France SA
4.000%, 7/15/29 EUR §,∞	3,250,000	2,536
4.250%, 10/15/29 EUR §,∞	400,000	313
5.500%, 10/15/29 144A	800,000	572
8.125%, 2/1/27 144A	3,200,000	2,771
AT&T, Inc.
3.500%, 9/15/53	237,000	168
3.650%, 9/15/59	6,663,000	4,639
3.800%, 12/1/57	115,000	83

Corporate Bonds (42.3%)	Shares/ Par +	Value $ (000’s)
Communications continued
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 2/1/31 144A	2,500,000	2,022
4.500%, 6/1/33 144A	800,000	628
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.700%, 4/1/51	300,000	190
4.200%, 3/15/28	1,700,000	1,594
5.125%, 7/1/49	3,300,000	2,596
5.375%, 4/1/38	100,000	85
CommScope, Inc.
4.750%, 9/1/29 144A	5,700,000	4,494
Connect Finco SARL / Connect US Finco LLC
6.750%, 10/1/26 144A	1,800,000	1,748
Deutsche Telekom International Finance
8.750%, 6/15/30	475,000	569
DISH DBS Corp.
5.750%, 12/1/28 144A	4,200,000	3,124
Iliad Holding SASU
6.500%, 10/15/26 144A	2,700,000	2,548
Intelsat Jackson Holdings SA
6.500%, 3/15/30 144A	703,000	640
Intelsat Jackson Holdings SA - Series A - Contingent Value Rights *,Æ	986	7
Intelsat Jackson Holdings SA - Series B - Contingent Value Rights *,Æ	986	5
Intelsat Jackson Holdings SA Escrow
5.500%, 8/1/23 *,Æ	700,000	–
8.500%, 10/15/24 *,Æ	200,000	–
9.750%, 7/15/25 *,Æ	100,000	–
Lumen Technologies, Inc.
4.000%, 2/15/27 144A	100,000	75
Prosus NV
3.257%, 1/19/27 144A	500,000	452
Sprint Corp.
7.125%, 6/15/24	100,000	101
7.875%, 9/15/23	6,400,000	6,415
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
5.152%, 3/20/28 144A	1,235,000	1,222
Summer (BC) Bidco B LLC
5.500%, 10/31/26 144A	400,000	336
Time Warner Cable LLC
5.875%, 11/15/40	300,000	265
6.750%, 6/15/39	200,000	192
T-Mobile USA, Inc.
5.050%, 7/15/33	750,000	736
5.650%, 1/15/53	1,000,000	1,015
United Group BV
5.250%, 2/1/30 EUR §,∞	1,000,000	859
UPC Broadband Finco BV
4.875%, 7/15/31 144A	4,800,000	3,951

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Corporate Bonds (42.3%)	Shares/ Par +	Value $ (000’s)
Communications continued
Verizon Communications, Inc.
2.355%, 3/15/32	3,500,000	2,815
Virgin Media Secured Finance PLC
4.125%, 8/15/30 GBP §,∞	1,200,000	1,174
4.250%, 1/15/30 GBP §,∞	3,200,000	3,185
VMED O2 UK Financing I PLC
3.250%, 1/31/31 EUR §,∞	1,200,000	1,074
4.000%, 1/31/29 GBP §,∞	3,100,000	3,112
4.500%, 7/15/31 GBP §,∞	400,000	384
4.750%, 7/15/31 144A	1,100,000	915
Vodafone Group PLC
7.000%, (USD 5 Year Swap Rate plus 4.873%), 4/4/79	1,700,000	1,743

Total		67,165

Consumer, Cyclical (6.6%)
Adient Global Holdings, Ltd.
3.500%, 8/15/24 EUR §,∞	54,976	59
Air Canada Pass-Through Trust, Series 2020-2, Class A
5.250%, 10/1/30 144A	685,742	664
Alaska Airlines Pass-Through Trust, Series 2020-1, Class A
4.800%, 2/15/29 144A	160,806	154
American Airlines Pass-Through Trust, Series 2014-1, Class A
3.700%, 4/1/28	165,505	149
American Airlines Pass-Through Trust, Series 2015-1, Class A
3.375%, 11/1/28	300,248	269
American Airlines Pass-Through Trust, Series 2016-1, Class AA
3.575%, 7/15/29	759,698	704
American Airlines Pass-Through Trust, Series 2017-2, Class AA
3.350%, 4/15/31	145,878	130
British Airways Pass-Through Trust, Series 2020-1, Class A
2.900%, 9/15/36 144A	381,904	315
4.250%, 5/15/34 144A	103,742	95
Caesars Entertainment, Inc.
5.750%, 7/1/25 144A	7,300,000	7,386
Ford Motor Credit Co. LLC
1.744%, 7/19/24 EUR ∞	200,000	211
2.330%, 11/25/25 EUR ∞	100,000	102
2.386%, 2/17/26 EUR ∞	100,000	102
2.748%, 6/14/24 GBP ∞	700,000	849
3.021%, 3/6/24 EUR ∞	900,000	968
3.250%, 9/15/25 EUR ∞	300,000	314
3.625%, 6/17/31	2,900,000	2,377
3.815%, 11/2/27	300,000	268
4.053%, (Euribor 3 Month ACT/360 plus 0.730%), 11/15/23 EUR ∞	100,000	109
4.134%, 8/4/25	200,000	190
4.174%, (Euribor 3 Month ACT/360 plus 0.700%), 12/1/24 EUR ∞	1,300,000	1,397
4.389%, 1/8/26	800,000	757
4.535%, 3/6/25 GBP ∞	100,000	120
5.584%, 3/18/24	400,000	397

Corporate Bonds (42.3%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
General Motors Financial Co., Inc.
5.100%, 1/17/24	1,200,000	1,196
IHO Verwaltungs GmbH
3.750%, 9/15/26 EUR §,∞	3,250,000	3,302
Jaguar Land Rover Automotive PLC
4.500%, 7/15/28 EUR §,∞	200,000	190
JetBlue Airways Corp.
4.000%, 5/15/34	752,767	686
John Lewis PLC
4.250%, 12/18/34 GBP §,∞	1,000,000	779
Las Vegas Sands Corp.
3.900%, 8/8/29	100,000	89
Marks & Spencer PLC
4.500%, 7/10/27 GBP §,∞	300,000	336
6.000%, 6/12/25 GBP §,∞	1,000,000	1,232
Mattel, Inc.
3.375%, 4/1/26 144A	100,000	92
Melco Resorts Finance, Ltd.
4.875%, 6/6/25 144A	5,700,000	5,430
5.375%, 12/4/29 144A	700,000	578
Mitchells & Butlers Finance PLC
5.134%, (SONIO plus 0.569%), 12/15/30 GBP §,∞	854,458	993
6.002%, (ICE LIBOR USD 3 Month plus 0.450%), 12/15/30 §	155,356	142
6.469%, 9/15/32 GBP §,∞	200,000	220
Nissan Motor Acceptance Corp.
2.000%, 3/9/26 144A	400,000	350
Nissan Motor Co., Ltd.
3.201%, 9/17/28 144A EUR ∞	500,000	489
4.345%, 9/17/27 144A	6,400,000	5,821
4.810%, 9/17/30 144A	500,000	439
Pinnacle Bidco PLC
5.500%, 2/15/25 EUR §,∞	100,000	105
6.375%, 2/15/25 GBP §,∞	400,000	483
Renault SA
2.375%, 5/25/26 EUR §,∞	3,900,000	3,930
Ritchie Bros Auctioneers, Inc.
7.750%, 3/15/31 144A	1,500,000	1,556
Royal Caribbean Cruises, Ltd.
7.250%, 1/15/30 144A	1,000,000	1,013
Sands China, Ltd.
2.800%, 3/8/27	400,000	347
3.750%, 8/8/31	1,100,000	894
4.300%, 1/8/26	1,700,000	1,598
5.900%, 8/8/28	3,200,000	3,050
Toll Brothers Finance Corp.
4.350%, 2/15/28	100,000	94
4.875%, 3/15/27	1,200,000	1,162
Travis Perkins PLC
4.500%, 9/7/23 GBP §,∞	1,900,000	2,390
United Airlines Pass-Through Trust, Series 2014-1, Class A
4.000%, 10/11/27	561,809	528
United Airlines Pass-Through Trust, Series 2019-2, Class A
2.900%, 11/1/29	85,328	74
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.875%, 4/15/29	2,084,182	2,066

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Corporate Bonds (42.3%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
United Airlines, Inc.
5.800%, 7/15/37	3,700,000	3,760
US Airways Pass-Through Trust, Series 2012- 1, Class A
5.900%, 4/1/26	551,186	547
Viking Cruises, Ltd.
9.125%, 7/15/31 144A	425,000	429
Wynn Macau, Ltd.
5.500%, 1/15/26 144A	200,000	186
5.500%, 1/15/26 §	500,000	464
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, 10/1/29 144A	800,000	717
7.125%, 2/15/31 144A	1,000,000	994
ZF Europe Finance BV
2.000%, 2/23/26 EUR §,∞	2,000,000	1,983
ZF Finance GmbH
2.750%, 5/25/27 EUR §,∞	4,300,000	4,176
3.750%, 9/21/28 EUR §,∞	2,000,000	1,959

Total		74,955

Consumer, Non-cyclical (4.3%)
AbbVie, Inc.
1.500%, 11/15/23 EUR ∞	400,000	432
Abertis Infraestructuras SA
1.625%, 7/15/29 EUR §,∞	500,000	471
1.875%, 3/26/32 EUR §,∞	600,000	531
3.000%, 3/27/31 EUR §,∞	600,000	591
3.375%, 11/27/26 GBP §,∞	2,100,000	2,369
Albion Financing 1 SARL / Aggreko Holdings, Inc.
5.250%, 10/15/26 EUR §,∞	1,600,000	1,641
6.125%, 10/15/26 144A	300,000	282
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL
3.625%, 6/1/28 EUR §,∞	1,400,000	1,219
Amgen, Inc.
5.650%, 3/2/53	1,000,000	1,013
Atlantia SpA
1.625%, 2/3/25 EUR §,∞	1,200,000	1,246
1.875%, 7/13/27 EUR §,∞	400,000	385
1.875%, 2/12/28 EUR §,∞	5,500,000	5,103
Bacardi, Ltd.
4.700%, 5/15/28 144A	2,900,000	2,804
BAT Capital Corp.
3.222%, 8/15/24	100,000	97
3.557%, 8/15/27	500,000	460
Bellis Acquisition Co. PLC
3.250%, 2/16/26 GBP §,∞	4,000,000	4,242
Centene Corp.
4.250%, 12/15/27	200,000	187
4.625%, 12/15/29	500,000	460
Cheplapharm Arzneimittel GmbH
7.500%, 5/15/30 144A EUR ∞	1,000,000	1,095
CHS / Community Health Systems, Inc.
8.000%, 3/15/26 144A	700,000	682
Constellation Brands, Inc.
3.700%, 12/6/26	200,000	190
CVS Pass-Through Trust
4.704%, 1/10/36 144A	346,341	320

Corporate Bonds (42.3%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
5.926%, 1/10/34 144A	574,966	545
7.507%, 1/10/32 144A	57,031	60
DaVita, Inc.
4.625%, 6/1/30 144A	1,900,000	1,631
Elevance Health, Inc.
4.750%, 2/15/33	900,000	874
Fortrea Holdings, Inc.
7.500%, 7/1/30 144A	900,000	922
HCA, Inc.
5.200%, 6/1/28	2,000,000	1,984
Imperial Brands Finance PLC
3.500%, 7/26/26 144A	200,000	186
6.125%, 7/27/27 144A	2,200,000	2,204
IQVIA, Inc.
5.700%, 5/15/28 144A	1,700,000	1,683
Loxam SAS
2.875%, 4/15/26 EUR §,∞	100,000	101
Market Bidco Finco PLC
4.750%, 11/4/27 EUR §,∞	1,898,000	1,657
Nexi SpA
2.125%, 4/30/29 EUR §,∞	3,700,000	3,361
Organon & Co. / Organon Foreign Debt Co-Issuer BV
2.875%, 4/30/28 EUR §,∞	3,900,000	3,691
Organon Finance 1 LLC
4.125%, 4/30/28 144A	1,100,000	976
Perrigo Finance Unlimited Co.
4.400%, 6/15/30	200,000	177
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.
9.750%, 12/1/26 144A	500,000	419
Teva Pharmaceutical Finance Netherlands II BV
4.375%, 5/9/30 EUR ∞	2,000,000	1,859
4.500%, 3/1/25 EUR ∞	137,000	148

Total		48,298

Diversified (0.0%)
Stena International SA
6.125%, 2/1/25 144A	400,000	390

Total		390

Energy (6.6%)
Aker BP ASA
3.750%, 1/15/30 144A	400,000	355
Blue Racer Midstream LLC / Blue Racer Finance Corp.
6.625%, 7/15/26 144A	100,000	99
Boardwalk Pipelines LP
3.400%, 2/15/31	200,000	172
CGG SA
8.750%, 4/1/27 144A	700,000	586
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	100,000	98
Cheniere Energy Partners LP
4.000%, 3/1/31	1,400,000	1,233
Continental Resources, Inc.
4.375%, 1/15/28	1,400,000	1,315
El Paso Natural Gas Co. LLC
8.375%, 6/15/32	200,000	229

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Corporate Bonds (42.3%)	Shares/ Par +	Value $ (000’s)
Energy continued
Enbridge, Inc.
5.700%, 3/8/33	900,000	912
Energy Transfer LP
2.900%, 5/15/25	100,000	95
3.750%, 5/15/30	200,000	180
4.950%, 5/15/28	1,200,000	1,161
5.000%, 5/15/50	200,000	169
5.250%, 4/15/29	100,000	98
6.050%, 6/1/41	100,000	96
6.500%, 2/1/42	300,000	304
6.625%, 10/15/36	500,000	511
7.500%, 7/1/38	1,700,000	1,864
EQM Midstream Partners LP
4.500%, 1/15/29 144A	1,500,000	1,338
EQT Corp.
6.625%, 2/1/25	3,044,000	3,027
Gray Oak Pipeline LLC
3.450%, 10/15/27 144A	500,000	447
Howard Midstream Energy Partners LLC
8.875%, 7/15/28 144A	1,800,000	1,809
Kinder Morgan Energy Partners LP
6.550%, 9/15/40	2,382,000	2,418
Kinder Morgan, Inc.
7.750%, 1/15/32	1,216,000	1,373
Midwest Connector Capital Co. LLC
3.900%, 4/1/24 144A	200,000	196
MPLX LP
4.250%, 12/1/27	100,000	95
NGPL PipeCo LLC
7.768%, 12/15/37 144A	3,900,000	4,157
Noble Finance II LLC
8.000%, 4/15/30 144A	1,400,000	1,423
NuStar Logistics LP
5.625%, 4/28/27	1,400,000	1,345
6.000%, 6/1/26	200,000	195
Occidental Petroleum Corp.
5.875%, 9/1/25	700,000	695
Odebrecht Oil & Gas Finance, Ltd.
0.000%, 5/22/23 §,µ	782,000	2
Pertamina Persero PT
6.500%, 11/7/48 144A	3,800,000	3,926
Petroleos de Venezuela SA
5.375%, 4/12/27 §,j	6,500,000	197
5.500%, 4/12/37 §,j	4,300,000	150
Petroleos Mexicanos
2.750%, 4/21/27 EUR §,∞	1,100,000	951
4.750%, 2/26/29 EUR §,∞	3,000,000	2,562
5.625%, 1/23/46	378,000	217
5.950%, 1/28/31	4,300,000	3,141
6.350%, 2/12/48	1,700,000	1,028
6.625%, 6/15/35	4,200,000	2,929
6.625%, 6/15/38	2,000,000	1,335
6.700%, 2/16/32	4,536,000	3,449
6.750%, 9/21/47	2,900,000	1,821
7.690%, 1/23/50	2,580,000	1,749
Petrorio Luxembourg SARL
6.125%, 6/9/26 144A	200,000	192
Plains All American Pipeline LP / PAA Finance Corp.
4.900%, 2/15/45	1,100,000	885

Corporate Bonds (42.3%)	Shares/ Par +	Value $ (000’s)
Energy continued
6.650%, 1/15/37	277,000	278
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.838%, 9/30/27 144A	1,737,420	1,758
Regency Energy Partners LP / Regency Energy Finance Corp.
4.500%, 11/1/23	300,000	299
Rio Oil Finance Trust
9.250%, 7/6/24 144A	445,951	449
9.250%, 7/6/24 §	390,207	393
9.750%, 1/6/27 §	270,888	279
Sabine Pass Liquefaction LLC
4.500%, 5/15/30	700,000	665
5.625%, 3/1/25	4,900,000	4,881
5.750%, 5/15/24	800,000	799
5.875%, 6/30/26	400,000	403
Santos Finance, Ltd.
3.649%, 4/29/31 144A	700,000	581
Southwestern Energy Co.
5.375%, 2/1/29	100,000	94
Tallgrass Energy Partners LP
5.500%, 1/15/28 144A	8,400,000	7,677
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.500%, 3/1/30	1,200,000	1,155
Venture Global LNG, Inc.
8.375%, 6/1/31 144A	1,200,000	1,210
Western Midstream Operating, LP
3.350%, 2/1/25	1,200,000	1,147

Total		74,597

Financial (13.1%)
ADLER Group SA
4.625%, 1/14/26 EUR §,∞	3,000,000	1,259
5.500%, 11/13/26 EUR §,∞	5,100,000	2,115
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.150%, 2/15/24	3,600,000	3,532
3.650%, 7/21/27	500,000	458
4.450%, 4/3/26	900,000	859
4.625%, 10/15/27	500,000	474
4.875%, 1/16/24	1,200,000	1,192
Aircastle, Ltd.
2.850%, 1/26/28 144A	600,000	510
4.250%, 6/15/26	300,000	283
5.250%, 8/11/25 144A	2,400,000	2,319
Ally Financial, Inc.
8.000%, 11/1/31	1,371,000	1,423
Antares Holdings LP
2.750%, 1/15/27 144A	250,000	205
Athora Netherlands NV
2.375%, 5/17/24 EUR §,∞	700,000	740
7.000%, (5 Year EUR Annual Swap Rate plus 6.463%), 6/19/25 EUR §,µ,∞,y	200,000	205
Atrium European Real Estate, Ltd.
4.250%, 9/11/25 EUR §,∞	3,439,000	3,254
Aviation Capital Group LLC
5.500%, 12/15/24 144A	1,000,000	979
Avolon Holdings Funding, Ltd.
2.528%, 11/18/27 144A	2,173,000	1,832

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Corporate Bonds (42.3%)	Shares/ Par +	Value $ (000’s)
Financial continued
Banca Monte dei Paschi di Siena SpA
1.875%, 1/9/26 EUR §,∞	300,000	290
2.625%, 4/28/25 EUR §,∞	1,600,000	1,633
5.375%, (5 Year EUR Annual Swap Rate plus 5.005%), 1/18/28 EUR §,∞	7,100,000	6,479
8.000%, (5 Year EUR Annual Swap Rate plus 8.149%), 1/22/30 EUR §,∞	500,000	487
8.500%, (5 Year EUR Annual Swap Rate plus 8.917%), 9/10/30 EUR §,∞	800,000	783
Banco Bilbao Vizcaya Argentaria SA
6.000%, (5 Year EUR Annual Swap Rate plus 6.039%), 3/29/24 EUR §,µ,∞,y	1,600,000	1,688
6.138%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.700%), 9/14/28	2,300,000	2,305
Banco BTG Pactual SA
4.500%, 1/10/25 144A	500,000	483
Banco de Sabadell SA
1.125%, (1 Year EUR Annual Swap Rate plus 1.550%), 3/11/27 EUR §,∞	200,000	198
1.750%, 5/10/24 EUR §,∞	900,000	958
Banco Votorantim SA
4.500%, 9/24/24 §	200,000	195
Bank of America Corp.
3.419%, (US SOFR 3 Month plus 1.302%), 12/20/28	973,000	892
5.875%, (US SOFR 3 Month plus 3.193%), 3/15/28 µ	3,700,000	3,390
Bank of Ireland Group PLC
6.253%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.650%), 9/16/26 144A	600,000	595
7.500%, (5 Year EUR Annual Swap Rate plus 7.924%), 5/19/25 EUR §,µ,∞,y	1,700,000	1,816
Barclays PLC
5.501%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.650%), 8/9/28	3,000,000	2,926
6.125%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 5.867%), 12/15/25 µ,y	500,000	438
7.437%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 3.500%), 11/2/33	500,000	541
BNP Paribas SA
1.904%, (US SOFR plus 1.609%), 9/30/28 144A	1,700,000	1,448
CaixaBank SA
6.750%, (5 Year EUR Annual Swap Rate plus 6.498%), 6/13/24 EUR §,µ,∞,y	200,000	211
Cantor Fitzgerald LP
4.875%, 5/1/24 144A	100,000	98
Chubb INA Holdings, Inc.
0.875%, 6/15/27 EUR ∞	200,000	193
Citigroup, Inc.
3.400%, 5/1/26	400,000	380
Corestate Capital Holding SA
3.500%, 7/31/23 EUR §,∞,j	700,000	107
CPI Property Group SA
1.625%, 4/23/27 EUR §,∞	700,000	554

Corporate Bonds (42.3%)	Shares/ Par +	Value $ (000’s)
Financial continued
Credit Suisse AG
6.500%, 8/8/23 144A y	7,400,000	7,347
6.500%, 8/8/23 §,y	1,700,000	1,688
Crown Castle International Corp.
2.100%, 4/1/31	1,700,000	1,360
5.000%, 1/11/28	1,700,000	1,668
DAE Sukuk DIFC, Ltd.
3.750%, 2/15/26 144A	1,000,000	948
Deutsche Bank AG
1.375%, (Euribor 3 Month ACT/360 plus 1.500%), 2/17/32 EUR §,∞	2,500,000	2,015
1.750%, (Euribor 3 Month ACT/360 plus 2.050%), 11/19/30 EUR §,∞	3,700,000	3,185
3.035%, (US SOFR plus 1.718%), 5/28/32	200,000	157
3.547%, (US SOFR plus 3.043%), 9/18/31	1,300,000	1,080
3.729%, (US SOFR plus 2.757%), 1/14/32	3,300,000	2,495
3.742%, (US SOFR plus 2.257%), 1/7/33	700,000	513
5.882%, (US SOFR plus 5.438%), 7/8/31	400,000	350
DrillCo Holding Lux SA
7.500%, 6/15/30 §,Æ	277,407	243
Fairfax Financial Holdings, Ltd.
2.750%, 3/29/28 EUR §,∞	1,700,000	1,667
Fidelity National Financial, Inc.
3.400%, 6/15/30	200,000	175
Freedom Mortgage Corp.
6.625%, 1/15/27 144A	500,000	433
7.625%, 5/1/26 144A	2,100,000	1,933
8.125%, 11/15/24 144A	3,560,000	3,527
8.250%, 4/15/25 144A	782,000	762
Globalworth Real Estate Investments, Ltd.
3.000%, 3/29/25 EUR §,∞	3,900,000	3,490
GLP Capital LP / GLP Financing II, Inc.
3.350%, 9/1/24	100,000	97
5.750%, 6/1/28	400,000	391
The Goldman Sachs Group, Inc.
3.375%, 3/27/25 EUR §,∞	200,000	215
HSBC Holdings PLC
1.645%, (US SOFR plus 1.538%), 4/18/26	200,000	184
2.099%, (US SOFR plus 1.929%), 6/4/26	200,000	185
2.804%, (US SOFR plus 1.187%), 5/24/32	3,300,000	2,669
3.973%, (US SOFR 3 Month plus 1.872%), 5/22/30	4,900,000	4,400
Huarong Finance 2019 Co., Ltd.
2.125%, 9/30/23 §	900,000	887
ING Groep NV
5.750%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 4.342%), 11/16/26 µ,y	1,800,000	1,590
6.750%, (5 Year ICE Swap Rate plus 4.204%), 4/16/24 §,µ,y	900,000	857
Intesa Sanpaolo SpA
3.250%, 9/23/24 144A	300,000	288
4.000%, 9/23/29 144A	200,000	174
5.500%, (5 Year EUR Annual Swap Rate plus 5.848%), 3/1/28 EUR §,µ,∞,y	2,025,000	1,842
5.875%, (5 Year EUR Annual Swap Rate plus 6.086%), 9/1/31 EUR §,µ,∞,y	450,000	389
Jefferies Finance LLC / JFIN Co-Issuer Corp.
5.000%, 8/15/28 144A	1,500,000	1,230

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Corporate Bonds (42.3%)	Shares/ Par +	Value $ (000’s)
Financial continued
Kaisa Group Holdings, Ltd.
9.375%, 6/30/24 §,j	400,000	25
9.750%, 9/28/23 §,j	600,000	37
10.500%, 1/15/25 §,j	1,100,000	68
10.875%, 7/23/23 §,j	400,000	23
11.250%, 4/16/25 §,j	3,500,000	217
11.650%, 6/1/26 §,j	1,000,000	62
Kennedy Wilson, Inc.
4.750%, 2/1/30	1,800,000	1,357
LeasePlan Corp. NV
2.875%, 10/24/24 144A	300,000	286
Liberty Mutual Finance Europe DAC
1.750%, 3/27/24 EUR §,∞	100,000	107
Lloyds Banking Group PLC
4.976%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.300%), 8/11/33	200,000	187
Logicor Financing SARL
3.250%, 11/13/28 EUR §,∞	600,000	558
Marsh & McLennan Cos., Inc.
1.349%, 9/21/26 EUR ∞	100,000	100
NatWest Group PLC
4.800%, 4/5/26	2,800,000	2,718
4.892%, (ICE LIBOR USD 3 Month plus 1.754%), 5/18/29	3,700,000	3,520
6.000%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 5.625%), 12/29/25 µ,∞	500,000	463
New Metro Global, Ltd.
4.500%, 5/2/26 §	1,700,000	701
NN Group NV
4.500%, (Euribor 3 Month ACT/360 plus 4.000%), 7/15/49 EUR §,µ,∞	2,600,000	2,739
OMEGA Healthcare Investors, Inc.
4.500%, 1/15/25	100,000	96
4.950%, 4/1/24	100,000	99
OneMain Finance Corp.
3.500%, 1/15/27	1,100,000	944
4.000%, 9/15/30	700,000	539
6.125%, 3/15/24	2,500,000	2,491
6.875%, 3/15/25	1,900,000	1,881
7.125%, 3/15/26	1,400,000	1,375
Pacific Life Global Funding II
1.200%, 6/24/25 144A	200,000	182
Park Aerospace Holdings, Ltd.
5.500%, 2/15/24 144A	112,000	111
PRA Group, Inc.
8.375%, 2/1/28 144A	1,300,000	1,178
RLJ Lodging Trust LP
3.750%, 7/1/26 144A	200,000	184
Santander UK Group Holdings PLC
2.896%, (US SOFR plus 1.475%), 3/15/32	800,000	647
3.823%, (ICE LIBOR USD 3 Month plus 1.400%), 11/3/28	4,000,000	3,600
6.750%, (GBP Swap Semi-Annual 5 Year plus 5.792%), 6/24/24 GBP §,µ,∞,y	1,390,000	1,646
Sberbank of Russia Via SB Capital SA
5.250%, 5/23/23 §,j,y	4,500,000	225
Seazen Group, Ltd.
6.000%, 8/12/24 §	200,000	142

Corporate Bonds (42.3%)	Shares/ Par +	Value $ (000’s)
Financial continued
Service Properties Trust
4.350%, 10/1/24	200,000	192
Societe Generale SA
7.375%, (USD 5 Year Swap Rate plus 4.302%), 10/4/23 144A µ,y	300,000	292
7.875%, (USD 5 Year Swap Rate plus 4.979%), 12/29/49 144A µ,y	200,000	196
Sunac China Holdings, Ltd.
5.950%, 4/26/24 §,j	2,000,000	285
6.650%, 8/3/24 §,j	600,000	86
7.250%, 6/14/22 §,j	2,600,000	374
8.350%, 4/19/23 §,j	1,600,000	229
Tesco Property Finance 3 PLC
5.744%, 4/13/40 GBP §,∞	91,077	107
Tesco Property Finance 6 PLC
5.411%, 7/13/44 GBP §,∞	2,536,002	2,866
Trust Fibra Uno
6.390%, 1/15/50 144A	200,000	158
UBS Group AG
4.703%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.050%), 8/5/27 144A	400,000	382
UniCredit SpA
7.296%, (USD 5 Year Swap Rate plus 4.914%), 4/2/34 144A	5,700,000	5,371
7.830%, 12/4/23 144A	5,650,000	5,669
The Unique Pub Finance Co. PLC
7.395%, 3/28/24 GBP §,∞	108,480	137
Virgin Money UK PLC
3.125%, (SONIA Interest Rate Benchmark plus 2.569%), 6/22/25 GBP §,∞	100,000	120
3.375%, (1 Year GBP Swap Rate plus 2.145%), 4/24/26 GBP §,∞	100,000	115
4.000%, (1 Year UK Gilts plus 2.800%), 9/25/26 GBP §,∞	500,000	573
4.000%, (1 Year UK Gilts plus 3.750%), 9/3/27 GBP §,∞	200,000	222
Vonovia Finance BV
5.000%, 10/2/23 144A	300,000	298
Wells Fargo & Co.
1.000%, 2/2/27 EUR §,∞	1,500,000	1,447
4.808%, (US SOFR plus 1.980%), 7/25/28	200,000	195
Weyerhaeuser Co.
7.375%, 3/15/32	424,000	473
Yango Justice International, Ltd.
7.500%, 4/15/24 §,j	4,200,000	67
7.875%, 9/4/24 §,j	600,000	6

Total		149,529

Industrial (2.3%)
Berry Global, Inc.
1.570%, 1/15/26	100,000	90
The Boeing Co.
3.950%, 8/1/59	2,000,000	1,477
Constellation Oil Services Holding SA
3.000%, 12/31/26 Þ	103,110	61
DAE Funding LLC
1.550%, 8/1/24 144A	1,700,000	1,614
1.625%, 2/15/24 144A	1,000,000	964
2.625%, 3/20/25 144A	500,000	469

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Corporate Bonds (42.3%)	Shares/ Par +	Value $ (000’s)
Industrial continued
3.375%, 3/20/28 144A	700,000	629
3.375%, 3/20/28 §	200,000	180
Empresa de Transporte de Pasajeros Metro SA
4.700%, 5/7/50 §	1,400,000	1,158
Flex, Ltd.
3.750%, 2/1/26	700,000	665
Fortress Transportation & Infrastructure
5.500%, 5/1/28 144A	400,000	366
6.500%, 10/1/25 144A	4,818,000	4,746
GE Capital UK Funding Unlimited Co.
5.875%, 1/18/33 GBP ∞	800,000	981
General Electric Co.
4.125%, 9/19/35 EUR §,∞	500,000	541
Lima Metro Line 2 Finance, Ltd.
5.875%, 7/5/34 144A	275,330	268
The Manitowoc Co., Inc.
9.000%, 4/1/26 144A	6,200,000	6,169
Rolls-Royce PLC
4.625%, 2/16/26 EUR §,∞	1,600,000	1,715
5.750%, 10/15/27 144A	200,000	195
5.750%, 10/15/27 GBP §,∞	100,000	118
SMBC Aviation Capital Finance DAC
2.300%, 6/15/28 144A	200,000	170
Spirit Aerosystems, Inc.
9.375%, 11/30/29 144A	100,000	107
Standard Industries, Inc.
2.250%, 11/21/26 EUR §,∞	2,600,000	2,515
XPO, Inc.
6.250%, 6/1/28 144A	1,200,000	1,180

Total		26,378

Technology (1.2%)
Broadcom, Inc.
2.450%, 2/15/31 144A	700,000	569
3.137%, 11/15/35 144A	1,500,000	1,151
Dell International LLC / EMC Corp.
5.300%, 10/1/29	4,300,000	4,269
6.020%, 6/15/26	400,000	407
8.100%, 7/15/36	162,000	190
NXP BV / NXP Funding LLC
4.875%, 3/1/24	1,700,000	1,688
5.350%, 3/1/26	1,600,000	1,589
Seagate HDD Cayman
4.125%, 1/15/31	650,000	532
9.625%, 12/1/32 144A	920,000	1,015
Ubisoft Entertainment SA
0.878%, 11/24/27 EUR §,∞	800,000	664
VMware, Inc.
4.500%, 5/15/25	300,000	294
4.650%, 5/15/27	1,400,000	1,360
4.700%, 5/15/30	100,000	95

Total		13,823

Utilities (1.5%)
American Electric Power Co., Inc.
5.625%, 3/1/33	1,000,000	1,017
Centrais Eletricas Brasileiras SA
4.625%, 2/4/30 144A	300,000	260

Corporate Bonds (42.3%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Edison International
5.750%, 6/15/27	100,000	100
Electricite de France SA
4.500%, 9/21/28 144A	900,000	859
6.250%, 5/23/33 144A	1,200,000	1,220
9.125%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 5.411%), 3/15/33 144A	1,000,000	1,025
FEL Energy VI SARL
5.750%, 12/1/40 §	3,016,089	2,580
Nakilat, Inc.
6.067%, 12/31/33 §	862,694	903
6.267%, 12/31/33 144A	435,782	460
National Fuel Gas Co.
5.200%, 7/15/25	300,000	294
NPC Ukrenergo
6.875%, 11/9/28 §,j	800,000	165
Pacific Gas & Electric Co.
2.100%, 8/1/27	100,000	85
2.500%, 2/1/31	100,000	78
2.950%, 3/1/26	100,000	92
3.150%, 1/1/26	1,600,000	1,485
3.300%, 3/15/27	200,000	181
3.300%, 12/1/27	500,000	438
3.300%, 8/1/40	2,700,000	1,819
3.450%, 7/1/25	300,000	283
3.500%, 6/15/25	1,500,000	1,420
3.750%, 7/1/28	100,000	90
4.200%, 6/1/41	100,000	74
4.250%, 8/1/23	200,000	200
4.250%, 3/15/46	100,000	71
4.450%, 4/15/42	300,000	226
4.550%, 7/1/30	500,000	453
Perusahaan Listrik Negara PT
3.000%, 6/30/30 144A	1,500,000	1,280

Total		17,158

Total Corporate Bonds (Cost: $585,272)		481,329

Convertible Corporate Bonds (0.1%)
Financial (0.1%)
Corestate Capital Holding SA
1.375%, 7/31/23 EUR §,∞,j	5,700,000	812

Total		812

Total Convertible Corporate Bonds (Cost: $6,644)		812

Governments (16.4%)
Governments (16.4%)
Abu Dhabi Government International Bond
2.700%, 9/2/70 144A	3,700,000	2,254
2.700%, 9/2/70 §	900,000	548
3.875%, 4/16/50 §	1,500,000	1,260
Albania Government International Bond
3.500%, 6/16/27 144A EUR ∞	1,400,000	1,405
Arab Republic of Egypt
5.625%, 4/16/30 144A EUR ∞	1,550,000	934
5.625%, 4/16/30 EUR §,∞	1,700,000	1,025
7.500%, 2/16/61 144A	1,900,000	949

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Governments (16.4%)	Shares/ Par +	Value $ (000’s)
Governments continued
Argentine Republic Government International Bond
1.000%, 7/9/29	405,455	132
1.750%, 7/9/30	866,857	288
4.875%, 7/9/41	13,420,196	4,292
5.000%, 7/9/35	5,922,164	1,774
Australian Government
4.250%, 4/21/26 AUD §,∞	2,400,000	1,607
Banque Ouest Africaine de Developpement
2.750%, 1/22/33 144A EUR ∞	500,000	396
Brazilian Government International Bond
5.000%, 1/27/45	1,000,000	778
Colombia Government International Bond
5.000%, 6/15/45	6,000,000	4,166
5.200%, 5/15/49	200,000	137
Dominican Republic International Bond
4.875%, 9/23/32 144A	550,000	467
4.875%, 9/23/32 §	1,700,000	1,445
6.500%, 2/15/48 144A	2,800,000	2,412
6.500%, 2/15/48 §	2,800,000	2,412
6.875%, 1/29/26 §	500,000	503
Ecuador Government International Bond
0.000%, 7/31/30 144A	323,958	93
6.900%, 7/31/30 §	1,500,000	722
6.900%, 7/31/35 144A	2,674,620	924
6.900%, 7/31/40 144A	1,225,800	379
Egypt Government International Bond
6.375%, 4/11/31 EUR §,∞	3,300,000	1,981
7.500%, 2/16/61 §	800,000	399
Export-Import Bank of India
3.375%, 8/5/26 §	600,000	564
Federal Republic of Nigeria
7.625%, 11/28/47 §	700,000	495
7.696%, 2/23/38 §	600,000	449
7.875%, 2/16/32 §	2,800,000	2,344
Ghana Government International Bond
8.125%, 3/26/32 §,j	400,000	170
8.950%, 3/26/51 §,j	800,000	330
Guatemala Government Bond
6.600%, 6/13/36 144A	1,700,000	1,709
Ivory Coast Government International Bond
5.250%, 3/22/30 EUR §,∞	500,000	460
5.875%, 10/17/31 144A EUR ∞	300,000	273
6.625%, 3/22/48 144A EUR ∞	900,000	694
6.625%, 3/22/48 EUR §,∞	800,000	617
6.875%, 10/17/40 144A EUR ∞	400,000	330
6.875%, 10/17/40 EUR §,∞	100,000	83
Kingdom of Jordan
4.950%, 7/7/25 144A	300,000	290
5.850%, 7/7/30 144A	400,000	366
7.500%, 1/13/29 144A	800,000	799
Morocco Government International Bond
4.000%, 12/15/50 144A	500,000	336
5.500%, 12/11/42 §	800,000	688
North Macedonia
3.675%, 6/3/26 144A EUR ∞	500,000	509
Oman Government International Bond
6.000%, 8/1/29 §	900,000	899
6.250%, 1/25/31 144A	2,300,000	2,330
6.500%, 3/8/47 §	500,000	465

Governments (16.4%)	Shares/ Par +	Value $ (000’s)
Governments continued
6.750%, 1/17/48 §	4,800,000	4,604
Panama Government International Bond
6.700%, 1/26/36	1,900,000	2,031
8.125%, 4/28/34	100,000	118
Provincia de Buenos Aires
37.463%, (Argentina Private Banks Deposit Rates Index plus 3.750%), 4/12/25 144A ARS §,∞	740,000	2
Republic of Indonesia
0.900%, 2/14/27 EUR ∞	1,700,000	1,654
1.400%, 10/30/31 EUR ∞	1,900,000	1,640
1.450%, 9/18/26 EUR ∞	700,000	702
3.375%, 7/30/25 144A EUR ∞	800,000	860
3.750%, 6/14/28 144A EUR ∞	1,900,000	2,054
3.750%, 6/14/28 EUR §,∞	2,200,000	2,379
4.625%, 4/15/43 §	2,700,000	2,556
5.125%, 1/15/45 §	1,800,000	1,787
Republic of Paraguay
5.600%, 3/13/48 §	600,000	525
6.100%, 8/11/44 §	300,000	283
Republic of Peru
3.300%, 3/11/41	2,700,000	2,078
Republic of Poland Government International Bond
5.500%, 4/4/53	1,200,000	1,207
Republic of Serbia
1.650%, 3/3/33 144A EUR ∞	700,000	508
6.500%, 9/26/33 §	1,500,000	1,470
Republic of South Africa Government International Bond
4.850%, 9/30/29	1,200,000	1,054
4.875%, 4/14/26	600,000	574
5.000%, 10/12/46	500,000	332
5.750%, 9/30/49	4,500,000	3,176
Romanian Government International Bond
2.000%, 4/14/33 144A EUR ∞	1,400,000	1,076
2.875%, 4/13/42 144A EUR ∞	500,000	334
4.125%, 3/11/39 EUR §,∞	1,500,000	1,272
Russian Federation
4.250%, 6/23/27 144A j	200,000	84
4.250%, 6/23/27 §,j	1,000,000	410
5.250%, 6/23/47 144A j	200,000	84
5.250%, 6/23/47 §,j	2,400,000	120
Saudi International Bond
4.500%, 10/26/46 §	9,300,000	8,134
Sri Lanka Government International Bond
7.550%, 3/28/30 §,j	1,600,000	721
7.850%, 3/14/29 §,j	500,000	225
State Agency of Roads of Ukraine
6.250%, 6/24/30 §,j	600,000	126
State of Minas Gerais
5.333%, 2/15/28 §	100,000	98
State of Qatar
4.400%, 4/16/50 144A	1,200,000	1,091
4.400%, 4/16/50 §	2,400,000	2,181
4.817%, 3/14/49 §	800,000	768
5.103%, 4/23/48 §	1,200,000	1,195
Turkey Government International Bond
4.875%, 4/16/43	2,800,000	1,793
5.750%, 5/11/47	4,400,000	2,996

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Governments (16.4%)	Shares/ Par +	Value $ (000’s)
Governments continued
Ukraine Government International Bond
4.375%, 1/27/32 144A EUR ∞,j	1,600,000	372
4.375%, 1/27/32 EUR §,∞,j	1,700,000	395
6.750%, 6/20/28 144A EUR ∞,j	600,000	136
6.876%, 5/21/31 144A j	900,000	203
7.375%, 9/25/34 §,j	300,000	69
8.994%, 2/1/26 144A j	1,000,000	248
United Mexican States
2.125%, 10/25/51 EUR ∞	1,000,000	621
3.771%, 5/24/61	5,400,000	3,665
6.350%, 2/9/35	1,700,000	1,787
US Treasury
1.875%, 8/31/24 b	7,310,000	7,023
2.125%, 3/31/24 b	3,970,000	3,875
2.125%, 11/30/24 b	3,400,000	3,256
2.250%, 11/15/24	15,910,000	15,279
2.375%, 8/15/24 b	3,700,000	3,581
2.500%, 1/31/24	10,590,000	10,414
2.750%, 2/15/24 b	8,700,000	8,557
2.875%, 11/30/23 b	4,230,000	4,187
4.000%, 11/15/42 b	19,800,000	19,673
Venezuela Government International Bond
6.000%, 12/9/49 §,j	32,000	2
7.000%, 3/31/38 §,j	204,000	17
7.650%, 4/21/25 §,j	1,955,000	161
8.250%, 10/13/24 §,j	356,000	30
9.000%, 5/7/23 §,j	32,000	3
9.250%, 5/7/28 §,j	1,241,000	106
9.375%, 1/13/34 j	1,400,000	119

Total		186,963

Total Governments (Cost: $231,487)		186,963

Municipal Bonds (0.6%)
Municipal Bonds (0.6%)
American Municipal Power, Inc.
7.834%, 2/15/41 RB	100,000	126
Bay Area Toll Authority, California, Series 2010
6.918%, 4/1/40 RB	200,000	236
City of Riverside California Electric Revenue
7.605%, 10/1/40 RB	200,000	252
Golden State Tobacco Securitization Corp.
3.850%, 6/1/50 RB	2,735,000	2,478
Irvine Ranch California Water District
6.622%, 5/1/40 RB	100,000	114
Los Angeles County California Public Works Financing Authority
7.618%, 8/1/40 RB	200,000	251
Metropolitan Government of Nashville & Davidson County Tennessee
6.568%, 7/1/37 RB	100,000	114
Municipal Electric Authority of Georgia
6.655%, 4/1/57 RB	95,000	109
New York City Transitional Finance Authority
5.508%, 8/1/37 RB	300,000	312
New York State Urban Development Corp.
5.770%, 3/15/39 RB	100,000	105

Municipal Bonds (0.6%)	Shares/ Par +	Value $ (000’s)
Municipal Bonds continued
Port Authority of New York & New Jersey, Series 165
5.647%, 11/1/40 RB	1,100,000	1,181
Port Authority of New York & New Jersey, Series 168
4.926%, 10/1/51 RB	200,000	200
State of Illinois
6.630%, 2/1/35 GO	226,154	236
6.725%, 4/1/35 GO	87,692	92
7.350%, 7/1/35 GO	185,714	200
Triborough Bridge & Tunnel Authority
5.550%, 11/15/40 RB	800,000	838

Total Municipal Bonds (Cost: $6,581)		6,844

Structured Products (14.5%)
Asset Backed Securities (7.6%)
ABFC Trust, Series 2007-WMC1, Class A1A
6.400%, (ICE LIBOR USD 1 Month plus 1.250%), 6/25/37	8,150,064	5,615
Accredited Mortgage Loan Trust, Series 2005-3, Class M3
5.870%, (ICE LIBOR USD 1 Month plus 0.720%), 9/25/35	63,324	62
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1
6.050%, (ICE LIBOR USD 1 Month plus 0.900%), 12/25/34	52,639	47
ACE Securities Corp. Home Equity Loan Trust, Series 2004-RM2, Class M2
5.945%, (ICE LIBOR USD 1 Month plus 0.795%), 1/25/35	35,506	32
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M4
6.125%, (ICE LIBOR USD 1 Month plus 0.975%), 7/25/35	1,451	1
ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2C
5.450%, (ICE LIBOR USD 1 Month plus 0.300%), 7/25/36	7,060,705	1,921
Aegis Asset Backed Securities Trust, Series 2004-6, Class M2
6.150%, (ICE LIBOR USD 1 Month plus 1.000%), (AFC), 3/25/35	63,863	59
Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1
6.020%, (ICE LIBOR USD 1 Month plus 0.870%), 7/25/34	8,329	8
Ares European CLO VI DAC, Series 2013-6A, Class ARR
3.787%, (Euribor 3 Month ACT/360 plus 0.610%), 4/15/30 144A EUR ∞	491,781	525
Ares European CLO, Series 10A, Class AR
3.957%, (Euribor 3 Month ACT/360 plus 0.780%), 10/15/31 144A EUR ∞	1,100,000	1,177
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4
6.050%, (ICE LIBOR USD 1 Month plus 0.900%), 6/25/35	86,802	84

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Structured Products (14.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Aurium CLO I DAC, Series 2019-1A, Class ARR
4.618%, (Euribor 3 Month ACT/360 plus 1.050%), 3/23/32 144A EUR ∞	250,000	268
Bain Capital Euro CLO, Series 2018-2A, Class AR
3.940%, (Euribor 3 Month ACT/360 plus 0.740%), 1/20/32 144A EUR ∞	298,250	317
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE6, Class 1A1
6.400%, (ICE LIBOR USD 1 Month plus 1.250%), 8/25/37	48,008	47
Cairn CLO BV, Series 2014-A4, Class ARRR
3.842%, (Euribor 3 Month ACT/360 plus 0.600%), 4/30/31 144A EUR ∞	295,678	315
Cairn CLO X BV, Series 2018-10A, Class AR
3.957%, (Euribor 3 Month ACT/360 plus 0.780%), 10/15/31 144A EUR ∞	700,000	747
Carlyle Global Market Strategies Euro CLO, Series 2017-3A, Class A1R
3.877%, (Euribor 3 Month ACT/360 plus 0.700%), 1/15/31 144A EUR ∞	895,989	955
Carrington Mortgage Loan Trust, Series 2005-FRE1, Class M3
5.915%, (ICE LIBOR USD 1 Month plus 0.765%), 12/25/35	8,016,000	6,125
Citigroup Mortgage Loan Trust, Series 2007-AHL1, Class A2C
5.570%, (ICE LIBOR USD 1 Month plus 0.420%), 12/25/36	85,947	84
Countrywide Alternative Loan Trust, Series 2006-5, Class M1
5.675%, (ICE LIBOR USD 1 Month plus 0.525%), 8/25/36	1,500,000	1,423
Countrywide Asset-Backed Certificates, Series 2004-9, Class MV4
6.725%, (ICE LIBOR USD 1 Month plus 1.575%), 11/25/34	66,373	65
Countrywide Asset-Backed Certificates, Series 2005-4, Class AF6
4.740%, (AFC), 10/25/35	3	–	π
Countrywide Asset-Backed Certificates, Series 2005-AB4, Class 2A4
5.850%, (ICE LIBOR USD 1 Month plus 0.700%), 3/25/36	72,928	63
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5
4.473%, (AFC), 7/25/36 Σ	80,878	72
Countrywide Asset-Backed Certificates, Series 2006-26, Class 1A
5.290%, (ICE LIBOR USD 1 Month plus 0.140%), 6/25/37	355,322	326
Countrywide Asset-Backed Certificates, Series 2006-BC3, Class M2
5.630%, (ICE LIBOR USD 1 Month plus 0.480%), 2/25/37	900,000	797
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A3
5.290%, (ICE LIBOR USD 1 Month plus 0.140%), 7/25/37	6,496	6

Structured Products (14.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Countrywide Asset-Backed Certificates, Series 2007-13, Class 1A
5.990%, (ICE LIBOR USD 1 Month plus 0.840%), 10/25/47	1,075,219	1,017
Countrywide Asset-Backed Certificates, Series 2007-9, Class 1A
5.350%, (ICE LIBOR USD 1 Month plus 0.200%), 6/25/47	735,914	633
Countrywide Asset-Backed Certificates, Series 2007-SEA1, Class 1A1
6.250%, (ICE LIBOR USD 1 Month plus 1.100%), (AFC), 5/25/47 144A	1,020,433	768
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE17, Class A1
4.599%, (ICE LIBOR USD 1 Month plus 0.620%), 1/25/32	1,979	2
CVC Cordatus Loan Fund XI DAC, Series 2011-A, Class AR
3.827%, (Euribor 3 Month ACT/360 plus 0.650%), 10/15/31 144A EUR ∞	800,000	854
Ellington Loan Acquisition Trust, Series 2007-2, Class A1
6.200%, (ICE LIBOR USD 1 Month plus 1.050%), 5/25/37 144A	184,609	173
Euro-Galaxy III CLO BV, Series 2013-3A, Class ARRR
3.831%, (Euribor 3 Month ACT/360 plus 0.620%), 4/24/34 144A EUR ∞	300,000	318
Fremont Home Loan Trust, Series 2005-2, Class M4
6.080%, (ICE LIBOR USD 1 Month plus 0.930%), 6/25/35	300,000	264
GSAA Home Equity Trust, Series 2006-17, Class A1
5.270%, (ICE LIBOR USD 1 Month plus 0.120%), 11/25/36	45,987	11
GSAMP Trust, Series 2004-WF, Class M2
6.800%, (ICE LIBOR USD 1 Month plus 1.650%), 10/25/34	12,971	13
GSAMP Trust, Series 2007-FM2, Class A2B
5.240%, (ICE LIBOR USD 1 Month plus 0.090%), 1/25/37	150,163	87
GSAMP Trust, Series 2007-NC1, Class A2A
5.200%, (ICE LIBOR USD 1 Month plus 0.050%), 12/25/46	12,062	6
Harvest CLO XX DAC, Series 2020-A, Class AR
3.880%, (Euribor 3 Month ACT/360 plus 0.680%), 10/20/31 144A EUR ∞	600,000	638
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV4
5.490%, (ICE LIBOR USD 1 Month plus 0.340%), 4/25/37	500,000	410
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4
5.930%, (ICE LIBOR USD 1 Month plus 0.780%), 11/25/35	140,833	127
IndyMac Residential Asset Backed Trust, Series 2007-B, Class 2A2
5.310%, (ICE LIBOR USD 1 Month plus 0.160%), 7/25/37	314,288	166

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Structured Products (14.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Invesco Euro CLO III DAC, Series 3A, Class A
4.097%, (Euribor 3 Month ACT/360 plus 0.920%), 7/15/32 144A EUR ∞	500,000	531
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class M1
5.450%, (ICE LIBOR USD 1 Month plus 0.300%), 3/25/37	400,000	357
KKR Financial CLO, Ltd., Series 9, Class AR2
6.210%, (ICE LIBOR USD 3 Month plus 0.950%), 7/15/30 144A	1,766,064	1,750
Laurelin DAC, Series 2016-1A, Class ARR
3.920%, (Euribor 3 Month ACT/360 plus 0.720%), 10/20/31 144A EUR ∞	400,000	427
LCM XV LP, Series 2015-A, Class AR2
6.250%, (ICE LIBOR USD 3 Month plus 1.000%), 7/20/30 144A	1,502,778	1,491
Long Beach Mortgage Loan Trust, Series 2006-1, Class 2A4
5.750%, (ICE LIBOR USD 1 Month plus 0.600%), 2/25/36	52,616	43
Long Beach Mortgage Loan Trust, Series 2006-3, Class 2A4
5.690%, (ICE LIBOR USD 1 Month plus 0.540%), 5/25/46	277,103	87
Long Beach Mortgage Loan Trust, Series 2006-4, Class 1A
5.450%, (ICE LIBOR USD 1 Month plus 0.300%), 5/25/36	1,006,183	577
Madison Park Euro Funding XIV DAC, Series 14A, Class A1R
3.977%, (Euribor 3 Month ACT/360 plus 0.800%), 7/15/32 144A EUR ∞	300,000	318
Man GLG EURO CLO DAC, Series 2021-3A, Class AR
3.857%, (Euribor 3 Month ACT/360 plus 0.680%), 10/15/30 144A EUR ∞	293,096	313
Man GLG EURO CLO DAC, Series 2022-6A, Class AR
3.987%, (Euribor 3 Month ACT/360 plus 0.810%), 10/15/32 144A EUR ∞	299,664	319
Marathon CLO, Ltd., Series 2017-9A, Class A1AR
6.410%, (ICE LIBOR USD 3 Month plus 1.150%), 4/15/29 144A	996,360	994
Marble Point CLO X, Ltd., Series 2017-1A, Class AR
6.300%, (ICE LIBOR USD 3 Month plus 1.040%), 10/15/30 144A	4,434,518	4,399
MASTR Asset Backed Securities Trust, Series 2004-OPT1, Class M1
5.930%, (ICE LIBOR USD 1 Month plus 0.780%), 2/25/34	679,342	652
MASTR Asset Backed Securities Trust, Series 2004-WMC2, Class M1
6.050%, (ICE LIBOR USD 1 Month plus 0.900%), 4/25/34	76,493	74
MASTR Asset Backed Securities Trust, Series 2006-FRE2, Class A1
5.450%, (ICE LIBOR USD 1 Month plus 0.300%), 3/25/36	8,718,005	7,733

Structured Products (14.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A2
5.350%, (ICE LIBOR USD 1 Month plus 0.200%), 8/25/36	1,977,427	613
MASTR Asset Backed Securities Trust, Series 2006-WMC4, Class A5
5.300%, (ICE LIBOR USD 1 Month plus 0.150%), 10/25/36	837,796	269
Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1
6.050%, (ICE LIBOR USD 1 Month plus 0.900%), 2/25/47	691,905	402
MF1, Series 2022-FL8, Class A
6.417%, (US 30 Day Average SOFR plus 1.350%), 2/19/37 144A	1,000,000	974
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE5, Class M4
6.020%, (ICE LIBOR USD 1 Month plus 0.870%), 9/25/35	5,993,963	4,873
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2MZ
5.730%, (ICE LIBOR USD 1 Month plus 0.580%), 1/25/35	784,058	777
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class M2
5.855%, (ICE LIBOR USD 1 Month plus 0.705%), 1/25/35	162,120	152
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC5, Class M5
6.140%, (ICE LIBOR USD 1 Month plus 0.990%), 6/25/35	105,574	103
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE7, Class A2C
5.470%, (ICE LIBOR USD 1 Month plus 0.320%), 9/25/36	58,669	26
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE8, Class A2C
5.290%, (ICE LIBOR USD 1 Month plus 0.140%), 10/25/36	53,542	23
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE5, Class A2C
5.400%, (ICE LIBOR USD 1 Month plus 0.250%), 3/25/37	53,553	23
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC1, Class M1
6.725%, (ICE LIBOR USD 1 Month plus 1.575%), 11/25/32	3,502	3
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1
6.500%, (ICE LIBOR USD 1 Month plus 1.350%), 2/25/33	14,634	14
Morgan Stanley Home Equity Loan Trust, Series 2007-2, Class A3
5.380%, (ICE LIBOR USD 1 Month plus 0.230%), 4/25/37	2,909,590	1,503
NovaStar Mortgage Funding Trust, Series 2007-2, Class A2B
5.310%, (ICE LIBOR USD 1 Month plus 0.160%), (AFC), 9/25/37	120,124	119

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Structured Products (14.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Oak Hill Euro Credit Partners VII DAC, Series 2021-7A, Class AR
3.940%, (Euribor 3 Month ACT/360 plus 0.740%), 10/20/31 144A EUR ∞	1,200,000	1,268
Popular Mortgage Pass-Through Trust, Series 2006-A, Class M1
5.735%, (ICE LIBOR USD 1 Month plus 0.585%), (AFC), 2/25/36	31,453	31
RAAC Series, Series 2007-RP4, Class A
5.850%, (ICE LIBOR USD 1 Month plus 0.350%), (AFC), 11/25/46 144A	158,595	147
Renaissance Home Equity Loan Trust, Series 2006-4, Class AF6
5.340%, 1/25/37 Σ	1,514,158	521
Residential Asset Securities Corp., Series 2007-KS3, Class AI4
5.490%, (ICE LIBOR USD 1 Month plus 0.340%), (AFC), 4/25/37	1,252,843	1,159
Saranac CLO, Ltd., Series 2018-6A, Class A1R
6.684%, (ICE LIBOR USD 3 Month plus 1.140%), 8/13/31 144A	2,900,000	2,858
Saxon Asset Securities Trust, Series 2006-1, Class M1
5.615%, (ICE LIBOR USD 1 Month plus 0.465%), (AFC), 3/25/36	173,292	164
Sculptor CLO XXV, Ltd., Series 25A, Class A1
6.530%, (ICE LIBOR USD 3 Month plus 1.270%), 1/15/31 144A	2,100,000	2,066
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR4, Class M2
6.110%, (ICE LIBOR USD 1 Month plus 0.960%), 1/25/36	31,870	28
Sound Point CLO XIV, Ltd., Series 2016-3A, Class AR2
6.263%, (ICE LIBOR USD 3 Month plus 0.990%), 1/23/29 144A	77,234	77
Sound Point CLO XIV, Ltd., Series 2017-2A, Class AR
6.235%, (ICE LIBOR USD 3 Month plus 0.980%), 7/25/30 144A	4,679,128	4,620
Soundview Home Loan Trust, Series 2006-2, Class M2
5.675%, (ICE LIBOR USD 1 Month plus 0.525%), 3/25/36	134,286	133
Soundview Home Loan Trust, Series 2006- OPT2, Class A4
5.710%, (ICE LIBOR USD 1 Month plus 0.560%), 5/25/36	105,163	100
Soundview Home Loan Trust, Series 2006- OPT3, Class M1
5.615%, (ICE LIBOR USD 1 Month plus 0.465%), 6/25/36	6,664,462	5,437
Specialty Underwriting & Residential Finance Trust, Series 2005-BC2, Class M3
6.125%, (ICE LIBOR USD 1 Month plus 0.975%), 12/25/35	78,184	76
Structured Asset Investment Loan Trust, Series 2005-7, Class M2
5.915%, (ICE LIBOR USD 1 Month plus 0.765%), 8/25/35	245,024	231

Structured Products (14.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3
5.300%, (ICE LIBOR USD 1 Month plus 0.150%), 9/25/36	4,950	5
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A4
5.490%, (ICE LIBOR USD 1 Month plus 0.340%), 12/25/36	119,947	115
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class A6
5.570%, (ICE LIBOR USD 1 Month plus 0.420%), 2/25/37	47,573	46
Toro European CLO DAC, Series 6A, Class AR
3.995%, (Euribor 3 Month ACT/360 plus 0.920%), 1/12/32 144A EUR ∞	500,000	534
Toro European CLO DAC, Series 7A , Class ARE
4.133%, (Euribor 3 Month ACT/360 plus 0.810%), 2/15/34 144A EUR ∞	250,000	265
Truman Capital Mortgage Loan Trust, Series 2006-1, Class A
5.410%, (ICE LIBOR USD 1 Month plus 0.260%), 3/25/36 144A	292,294	289
Venture CDO, Ltd., Series 2018-33A, Class A1LR
6.320%, (ICE LIBOR USD 3 Month plus 1.060%), 7/15/31 144A	1,000,000	986
Venture XIV CLO, Ltd., Series 2013-14A, Class ARR
6.493%, (ICE LIBOR USD 3 Month plus 1.030%), 8/28/29 144A	3,295,018	3,274
Venture XXV CLO, Ltd., Series 2016-25A, Class ARR
6.270%, (ICE LIBOR USD 3 Month plus 1.020%), 4/20/29 144A	1,452,533	1,449
Venture XXVIII CLO, Ltd., Series 2017-28A, Class A1R
6.240%, (ICE LIBOR USD 3 Month plus 0.990%), 7/20/30 144A	188,665	186
Vibrant CLO VII, Ltd., Series 2017-7A, Class A1R
6.290%, (ICE LIBOR USD 3 Month plus 1.040%), 9/15/30 144A	250,890	248
WaMu Asset-Backed Certificates, Series 2007- HE1, Class 1A
5.300%, (ICE LIBOR USD 1 Month plus 0.150%), 1/25/37	102,594	84
Wellfleet CLO, Ltd., Series 2015-1A, Class AR4
6.140%, (ICE LIBOR USD 3 Month plus 0.890%), 7/20/29 144A	870,404	860
Wellfleet CLO, Ltd., Series 2017-1, Class 1A
6.140%, (ICE LIBOR USD 3 Month plus 0.890%), 4/20/29 144A	1,903,974	1,900

Total		85,724

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Structured Products (14.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities (6.9%)
BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC, Class A
2.627%, 1/15/32 144A	2,500,000	2,005
Banc of America Funding Trust, Series 2005-H, Class 5A1
4.245%, (CSTR), 11/20/35	71,799	64
Banc of America Funding Trust, Series 2006-J, Class 4A1
4.416%, (CSTR), 1/20/47	26,250	24
Banc of America Funding Trust, Series 2007-6, Class A1
5.730%, (ICE LIBOR USD 1 Month plus 0.580%), 7/25/37	38,516	35
BCAP LLC Trust, Series 2009-RR14, Class 2A2
3.605%, (CSTR), 7/26/36 144A	15,616	13
BCAP LLC Trust, Series 2009-RR5, Class 3A3
6.250%, (CSTR), 8/26/36 144A	2,056,815	938
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A
5.137%, (CSTR), 7/25/34	825	1
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1
3.731%, (CSTR), 11/25/36	123,159	58
Bear Stearns ARM Trust, Series 2007-4, Class 22A1
4.060%, (CSTR), 6/25/47	51,186	46
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3
6.000%, 9/25/37	1,682	2
Citigroup Mortgage Loan Trust, Series 2007- 10, Class 22AA
3.974%, (CSTR), 9/25/37	6,272	6
Citigroup Mortgage Loan Trust, Series 2007- 10, Class 2A3A
3.904%, (CSTR), 9/25/37	10,303	9
Citigroup Mortgage Loan Trust, Series 2007- AR4, Class 2A2A
3.857%, (CSTR), 3/25/37	286,879	247
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1
5.750%, 1/25/35	9,163	9
Countrywide Alternative Loan Trust, Series 2005-1CB, Class 2A1
6.000%, 3/25/35	259,581	124
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1
4.048%, (ICE LIBOR USD 1 Month plus 0.660%), 11/20/35	3,680	3
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1
5.456%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 1/25/36	10,421	10
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3
5.500%, 1/25/36	106,909	64
Countrywide Alternative Loan Trust, Series 2005-J1, Class 1A8
5.500%, 2/25/35	91,815	84

Structured Products (14.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1
6.500%, 8/25/32	756	1
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1A13
5.500%, 11/25/35	149,921	89
Countrywide Alternative Loan Trust, Series 2006-45T1, Class 1A13
6.000%, 2/25/37	104,238	43
Countrywide Alternative Loan Trust, Series 2006-5T2, Class A1
5.650%, (ICE LIBOR USD 1 Month plus 0.500%), 4/25/36	348,263	129
Countrywide Alternative Loan Trust, Series 2006-HY10, Class 2A1
4.295%, (CSTR), 5/25/36	5,740	5
Countrywide Alternative Loan Trust, Series 2006-OA12, Class A1B
5.347%, (ICE LIBOR USD 1 Month plus 0.190%), 9/20/46	6,380	6
Countrywide Alternative Loan Trust, Series 2006-OA17, Class 1A1A
5.352%, (ICE LIBOR USD 1 Month plus 0.195%), 12/20/46	20,611	17
Countrywide Alternative Loan Trust, Series 2006-OA2, Class A1
5.577%, (ICE LIBOR USD 1 Month plus 0.420%), 5/20/46	272,378	230
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A
5.367%, (ICE LIBOR USD 1 Month plus 0.210%), 7/20/46	6,269	5
Countrywide Alternative Loan Trust, Series 2007-9T1, Class 2A2
6.000%, 5/25/37	217,004	104
Countrywide Alternative Loan Trust, Series 2007-AL1, Class A1
5.400%, (ICE LIBOR USD 1 Month plus 0.250%), 6/25/37	3,331,924	2,781
Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A1
5.430%, (ICE LIBOR USD 1 Month plus 0.280%), 4/25/47	23,542	21
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2005-22, Class 3A1
3.367%, (CSTR), 10/25/35	8,839	7
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2005-HYB8, Class 1A1
4.006%, (CSTR), 12/20/35	1,268	1
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2006-16, Class 2A1
6.500%, 11/25/36	14,220	5
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2006-9, Class A1
6.000%, 5/25/36	98,450	47
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2006-OA4, Class A1
4.936%, (Federal Reserve US 12 Month
Cumulative Avg 1 year CMT plus 0.960%), 4/25/46	33,963	11

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Structured Products (14.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2006-OA4, Class A2
5.690%, (ICE LIBOR USD 1 Month plus 0.540%), 4/25/46	900,007	257
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2007-HYB1, Class 3A1
4.085%, (CSTR), 3/25/37	5,046	4
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1
6.500%, 4/25/33	256	–	π
Credit Suisse Mortgage Trust, Series 2014-6R, Class 3A2
3.616%, (CSTR), 9/27/35 144A	162,730	137
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 2A3
5.500%, 12/25/35	295,062	245
EMF-NL BV, Series 2008-APRX, Class A2
3.977%, (Euribor 3 Month ACT/360 plus 0.800%), 4/17/41 EUR §,∞	62,311	65
Eurosail-NL BV, Series 2007-NL2X, Class A
4.677%, (Euribor 3 Month ACT/360 plus 1.500%), 10/17/40 EUR §,∞	17,173	19
Federal Home Loan Mortgage Corp.
5.000%, 11/1/52	21,241,451	20,826
5.500%, 12/1/52	20,603,128	20,523
Federal National Mortgage Association, Series 2003-W6, Class F
5.500%, (ICE LIBOR USD 1 Month plus 0.350%), 9/25/42	13,495	13
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5
5.750%, 5/25/37	161,236	73
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A
3.144%, 12/10/36 144A	1,000,000	946
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1
4.662%, (CSTR), 9/25/35	799	1
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6
6.000%, 2/25/36	71,241	36
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1
3.935%, (CSTR), 1/25/36	952	1
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1
3.575%, (CSTR), 3/25/47	6,481	4
HarborView Mortgage Loan Trust, Series 2005-10, Class 2A1A
5.777%, (ICE LIBOR USD 1 Month plus 0.620%), (AFC), 11/19/35	3,422	2
HarborView Mortgage Loan Trust, Series 2005-3, Class 2A1A
5.637%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 6/19/35	8,205	8
HomeBanc Mortgage Trust, Series 2005-1, Class A1
5.650%, (ICE LIBOR USD 1 Month plus 0.500%), 3/25/35	2,843	2

Structured Products (14.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
HSI Asset Securitization Corp. Trust, Series 2006-NC1, Class 2A
5.590%, (ICE LIBOR USD 1 Month plus 0.440%), 11/25/35	768,477	715
IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 5A1
4.009%, (CSTR), 10/25/34	13,847	13
IndyMac INDX Mortgage Loan Trust, Series 2005-AR12, Class 2A1A
5.630%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 7/25/35	1,115	1
IndyMac INDX Mortgage Loan Trust, Series 2005-AR14, Class 2A1A
5.750%, (ICE LIBOR USD 1 Month plus 0.600%), 7/25/35	7,877	6
JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1
4.078%, (CSTR), 10/25/35	5,862	5
JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1
4.366%, (CSTR), 7/25/35	3,478	3
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A1
4.289%, (CSTR), 6/25/37	30,494	23
Luminent Mortgage Trust, Series 2006-6, Class A1
5.550%, (ICE LIBOR USD 1 Month plus 0.400%), 10/25/46	675,379	600
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 1A
3.612%, (CSTR), 2/25/36	665	1
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1
4.459%, (CSTR), 5/25/36	5,867	5
New Residential Mortgage Loan Trust, Series 2021-NQM1R, Class A3
1.198%, (AFC), 7/25/55 144A	754,089	632
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1
4.937%, (CSTR), 8/25/35	1,069	1
Residential Accredit Loans, Inc., Series 2006- QA7, Class 1A1
5.530%, (ICE LIBOR USD 1 Month plus 0.380%), 8/25/36	3,833	4
Residential Accredit Loans, Inc., Series 2006- QA8, Class A1
5.530%, (ICE LIBOR USD 1 Month plus 0.380%), 9/25/36	11,953	11
Residential Accredit Loans, Inc., Series 2007- QA1, Class A1
5.430%, (ICE LIBOR USD 1 Month plus 0.280%), 1/25/37	3,110	3
Residential Asset Securitization Trust, Series 2007-A2, Class 2A2
6.500%, 4/25/37	3,306,714	938
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1
5.470%, (ICE LIBOR USD 1 Month plus 0.320%), 10/25/35	32,405	30

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Structured Products (14.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2
3.907%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 2/25/36	222,015	191
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 1A1
5.510%, (ICE LIBOR USD 1 Month plus 0.360%), (AFC), 7/25/46	139,044	115
Suntrust Alternative Loan Trust, Series 2005- 1F, Class 1A1
5.750%, (ICE LIBOR USD 1 Month plus 0.650%), 12/25/35	5,509	5
Towd Point Mortgage Funding, Series 2019- GR4A, Class A1
5.531%, (SONIO/N plus 1.144%), 10/20/51 144A GBP ∞	1,043,381	1,327
Uniform Mortgage Backed Security TBA
6.000%, 7/13/53	9,300,000	9,382
6.500%, 7/13/53	1,900,000	1,940
6.500%, 8/14/53	11,900,000	12,143
WaMu Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6
4.195%, (CSTR, AFC), 2/25/33	521	1
WaMu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 3A3
3.712%, (CSTR), 10/25/36	14,761	13
WaMu Mortgage Pass-Through Certificates, Series 2006-AR2, Class 1A1
3.883%, (CSTR), 3/25/36	95,948	87
WaMu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 2A1
3.672%, (CSTR), 8/25/36	5,744	5
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A1
3.704%, (CSTR), 2/25/37	2,380	2
WaMu Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A2
4.676%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.700%), 4/25/47	233,595	183
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class 2A1
5.134%, (CSTR), 7/25/37	23,550	21
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1
4.678%, (CSTR), 4/25/36	23,826	22
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1
4.417%, (CSTR), 11/25/37	18,549	16
Total		78,850

Total Structured Products (Cost: $169,715)		164,574

Bank Loan Obligations (3.2%)	Shares/ Par +	Value $ (000’s)
Bank Loan Obligations (3.2%)
Albion Acquisitions, Ltd., 5.211%, (Euribor 3 Month ACT/360 plus 5.250%), 8/17/26 EUR∞	1,400,000	1,520
Altice Financing SA, 8.222%, (ICE LIBOR USD 3 Month plus 2.750%), 1/31/26	1,154,198	1,133
Altice France SA, 10.972%, (CME Term SOFR 1 Month plus 5.500%), 8/31/28	191,857	170
AmSurg Corp., 9.972%, (CME Term SOFR 1 Month plus 4.500%), 4/30/28Æ j	342,740	253
AmSurg, LLC Gtd. Senior Secured, 13.347%, (US SOFR 1 Month plus 7.875%), 4/29/27j	815,618	962
AmSurg, LLC Senior Secured, 9.222%, (US SOFR 3 Month plus 3.750%), 7/20/26j	244,841	230
Avolon TLB Borrower 1 LLC, 7.722%, (ICE LIBOR USD 1 Month plus 2.250%), 12/1/27	1,170,000	1,168
Charter Communications Operating LLC, 7.222%, (US SOFR 3 Month plus 1.750%), 2/1/27	3,329,287	3,307
CommScope, Inc., 8.722%, (ICE LIBOR USD 1 Month plus 3.250%), 4/6/26	481,250	460
Connect Finco SARL, 8.972%, (ICE LIBOR USD 1 Month plus 3.500%), 12/11/26	1,161,000	1,159
Grifols SA, 2.211%, (Euribor 3 Month ACT/360 plus 2.250%), 11/15/27 EUR∞	1,850,815	1,959
INEOS Quattro Holdings UK, Ltd., 2.711%, (Euribor 3 Month ACT/360 plus 2.750%), 1/29/26 EUR∞	1,100,000	1,155
INEOS US Petrochem LLC, 8.222%, (US SOFR 1 Month plus 2.750%), 1/29/26	2,147,113	2,140
Intelsat Jackson Holdings SA, 9.722%, (CME Term SOFR 6 Month plus 4.250%), 2/1/29	173,648	173
Lumen Technologies, Inc., 7.722%, (US SOFR 1 Month plus 2.250%), 3/15/27	5,195,155	3,987
Setanta Aircraft Leasing DAC, 7.472%, (ICE LIBOR USD 3 Month plus 2.000%), 11/5/28	4,000,000	3,996
SOCAR Turkey Energy, Inc., 3.411%, (Euribor 3 Month ACT/360 plus 3.450%), 8/17/26 EUR∞	5,800,000	6,076
Standard Industries, Inc., 7.972%, (US SOFR 1 Month plus 2.500%), 9/22/28	1,187,975	1,186
Summer BC Holdco B SARL, 9.972%, (ICE LIBOR USD 1 Month plus 4.500%), 12/4/26	982,500	920
WP/AP Telecom Holdings IV BV, 3.861%, (Euribor 3 Month ACT/360 plus 3.900%), 3/30/29 EUR∞	4,500,000	4,837

Total Bank Loan Obligations (Cost: $39,366)		36,791

Short-Term Investments (39.9%)
Financial (0.0%)
Corestate Capital Holding SA 15.000%, 7/31/23 EUR∞,Æ,f	200,000	220

Total		220

Governments (2.0%)
Federal Home Loan Bank
5.170%, (US SOFR plus 0.080%), 11/29/23	22,600,000	22,609
US Treasury
0.000%, 8/10/23b	162,000	161
0.000%, 8/24/23b	224,000	222

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Short-Term Investments (39.9%)	Shares/ Par +	Value $ (000’s)
Governments continued
0.000%, 9/14/23b	122,000	121
0.000%, 9/12/23b	123,000	122

Total		23,235

Repurchase Agreements (37.9%)

Barclays Bank PLC repurchase (Purchased on 6/30/23, to be repurchased at $201,057,397, collateralized by US Treasury Bond, 4.75%, due 2/15/41, par and fair value of $182,850,000 and $201,492,129, respectively)

5.140%, 7/5/2023	201,000,000	201,000

BNP Paribas SA repurchase (Purchased on 6/29/23, to be repurchased at $202,686,105, collateralized by US Treasury Inflation Protection Bond, 0.125%, due 1/15/30, par and fair value of $227,806,746 and $204,082,809, respectively)

Short-Term Investments (39.9%)	Shares/Par +	Value $ (000’s)
Repurchase Agreements continued
5.100%, 7/3/23	202,600,000	202,600

BNP Paribas SA repurchase (Purchased on 6/30/23, to be repurchased at $27,311,739, collateralized by US Treasury Inflation Protection Bond, 0.125%, due 7/15/31, par and fair value of $31,525,044 and $27,910,747, respectively)

5.160%, 7/3/23	27,300,000	27,300

Total		430,900

Total Short-Term Investments (Cost: $454,335)		454,355

Total Investments (117.1%) (Cost: $1,494,800)@		1,332,449

Other Assets, Less Liabilities (-17.1%)		(194,994)

Net Assets (100.0%)		1,137,455

Reverse Repurchase Agreements

Reference Entity	Counterparty	Interest Rate	Borrowing Date	Maturity Date	Currency	Amount Borrowed (000’s)	Payable for Reverse Repurchase Agreements (000s)
Republic of Indonesia	Barclays Bank PLC	3.000%	5/4/23	Open	USD	(2,583)	$(2,583)
Nexi SpA	JP Morgan Securities PLC	2.250%	6/2/23	Open	EUR	(421)	(460)
							$(3,043)

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Euro-Bund Future	Long	EUR	4,900	49	9/23	$7,151	$(68)	$5
Five-Year US Treasury Note Future	Long	USD	84,000	840	9/23	89,959	(1,558)	–
Long Gilt Future	Short	GBP	3,400	34	9/23	4,115	38	15
Ten-Year US Treasury Note Future	Long	USD	90,500	905	9/23	101,600	(1,612)	127
Two-Year US Treasury Note Future	Long	USD	46,400	232	9/23	47,176	(673)	(7)
Ultra Long Term US Treasury Bond Future	Long	USD	25,000	250	9/23	34,055	312	313
Ultra Ten-Year US Treasury Note Future	Long	USD	25,500	255	9/23	30,201	(332)	76
							$(3,893)	$529

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin (000’s)
1-Day JPY - MUTKCALM Compounded-OIS	0.400%	6/32	1,460,000	JPY	$125	$(16)	$109	$–	π
					$125	$(16)	$109	$–	π

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
1-Day GBP-SONIO Compounded-OIS	3.500%	9/33	2,900	GBP	$(24)	$(210)	$(234)	$(3)
1-Day GBP-SONIO Compounded-OIS	3.250%	9/53	1,200	GBP	(36)	(108)	(144)	3
3-Month Canada Bankers Acceptances	2.050%	11/23	33,800	CAD	(3)	(311)	(314)	2
3-Month Canada Bankers Acceptances	0.880%	3/24	12,600	CAD	–	(286)	(286)	3
3-Month Canada Bankers Acceptances	2.500%	6/29	8,000	CAD	105	(569)	(464)	35
6-Month Euribor	3.500%	9/25	4,400	EUR	(27)	(1)	(28)	1
6-Month Euribor	3.000%	9/28	2,200	EUR	(27)	5	(22)	3
6-Month Euribor	3.000%	9/33	18,700	EUR	(127)	153	26	49
					$(139)	$(1,327)	$(1,466)	$93

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Markit CDX Emerging Markets Index, Series 34	1.000%	12/25	2.487%	5,336	USD	$(120)	$(59)	$(179)	$13
Markit CDX Emerging Markets Index, Series 35	1.000%	6/26	1.676%	184	USD	(4)	1	(3)	–	π
Markit CDX Emerging Markets Index, Series 36	1.000%	12/26	1.769%	47,196	USD	(1,706)	577	(1,129)	114
Markit CDX Emerging Markets Index, Series 37	1.000%	6/27	2.044%	490	USD	(34)	16	(18)	1
Markit CDX Emerging Markets Index, Series 38	1.000%	12/27	2.071%	6,600	USD	(474)	201	(273)	14
Markit CDX Emerging Markets Index, Series 39	1.000%	6/28	2.131%	13,000	USD	(909)	288	(621)	29
Markit CDX North America High Yield Index, Series 38	5.000%	6/27	3.791%	588	USD	(13)	36	23	4
Markit CDX North America High Yield Index, Series 39	5.000%	12/27	4.119%	10,296	USD	288	40	328	74
Markit CDX North America High Yield Index, Series 40	5.000%	6/28	4.286%	78,000	USD	103	2,076	2,179	573
Markit CDX North America Investment Grade Index, Series 36	1.000%	6/26	0.462%	800	USD	12	–	12	1
Markit CDX North America Investment Grade Index, Series 37	1.000%	12/26	0.526%	900	USD	9	5	14	1

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection (continued)

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Markit CDX North America Investment Grade Index, Series 38	1.000%	6/27	0.561%	300	USD	$2	$3	$5	$–	π
Markit CDX North America Investment Grade Index, Series 39	1.000%	12/27	0.636%	9,500	USD	102	37	139	12
Markit CDX North America Investment Grade Index, Series 40	1.000%	6/28	0.660%	65,300	USD	518	459	977	89
						$(2,226)	$3,680	$1,454	$925

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
AT&T, Inc.	1.000%	6/24	0.553%	200	USD	$–	$1	$1	$–	π
AT&T, Inc.	1.000%	6/25	0.649%	100	USD	(2)	3	1	–	π
AT&T, Inc.	1.000%	6/26	0.744%	100	USD	1	–	1	–	π
Ford Motor Co.	5.000%	6/25	1.344%	200	USD	5	9	14	–	π
Ford Motor Co.	5.000%	12/25	1.577%	400	USD	11	20	31	–	π
Ford Motor Co.	5.000%	6/26	1.729%	1,000	USD	32	56	88	–	π
Ford Motor Co.	5.000%	6/27	2.230%	900	USD	51	36	87	1
Ford Motor Co.	5.000%	12/23	0.933%	200	USD	3	1	4	–	π
Ford Motor Co.	5.000%	12/23	0.933%	700	USD	10	3	13	–	π
Ford Motor Co.	5.000%	6/27	2.375%	300	USD	23	4	27	–	π
General Electric Co.	1.000%	12/26	0.648%	400	USD	3	1	4	–	π
General Electric Co.	1.000%	6/24	0.348%	900	USD	(2)	8	6	–	π
General Electric Co.	1.000%	6/26	0.577%	3,800	USD	25	19	44	–	π
Glencore Finance Europe, Ltd.	5.000%	12/25	0.911%	2,700	EUR	336	(51)	285	5
Glencore Finance Europe, Ltd.	5.000%	12/27	1.518%	1,600	EUR	311	(65)	246	5
Glencore Finance Europe, Ltd.	5.000%	12/26	1.189%	700	EUR	108	(14)	94	2
Marks & Spencer PLC	1.000%	12/24	0.727%	2,900	EUR	(41)	54	13	1
Marks & Spencer PLC	1.000%	6/27	1.628%	100	EUR	(6)	3	(3)	–	π
Marks & Spencer PLC	1.000%	12/28	2.156%	500	EUR	(30)	–	(30)	2
Volkswagen International Finance NV	1.000%	12/26	0.849%	3,100	EUR	45	(28)	17	3
						$883	$60	$943	$19

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)					Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures		Total		Options
Total Exchange-Traded or Centrally Cleared Derivatives	$1,040	$536	$1,576	$(3)		$(7)		$(10)	$–

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Bank of America NA	AUD	2,490	1,661	8/16/23	$22	$—	$22
Sell	HSBC Bank PLC	CAD	252	190	8/16/23	—	(3)	(3)
Sell	UBS AG	CAD	123	93	8/16/23	—	(2)	(2)
Sell	Barclays Bank PLC	CNH	121	17	8/16/23	1	—	1
Sell	HSBC Bank PLC	CNH	471	65	8/16/23	4	—	4
Buy	BNP Paribas SA	EUR	159,897	174,480	7/5/23	—	(720)	(720)
Buy	BNP Paribas SA	EUR	1,165	1,274	8/16/23	12	—	12
Buy	HSBC Bank PLC	EUR	13,379	14,629	8/16/23	—	(134)	(134)
Buy	JP Morgan Chase Bank NA	EUR	603	659	8/16/23	3	—	3
Buy	Royal Bank of Canada	EUR	529	579	8/16/23	5	—	5
Buy	UBS AG	EUR	2,591	2,833	8/16/23	44	—	44
Sell	BNP Paribas SA	EUR	159,897	174,480	7/5/23	—	(2,589)	(2,589)
Sell	BNP Paribas SA	EUR	159,897	174,719	8/2/23	726	—	726
Sell	JP Morgan Chase Bank NA	EUR	1,614	1,765	8/16/23	—	(29)	(29)
Sell	UBS AG	EUR	385	421	8/16/23	—	(8)	(8)
Buy	Barclays Bank PLC	GBP	109	139	8/16/23	2	—	2
Buy	JP Morgan Chase Bank NA	GBP	1,205	1,531	8/16/23	4	—	4
Buy	Royal Bank of Canada	GBP	233	296	8/16/23	2	—	2
Buy	UBS AG	GBP	1,056	1,341	8/16/23	7	—	7
Sell	JP Morgan Chase Bank NA	GBP	28,019	35,593	8/16/23	—	(648)	(648)
Sell	Barclays Bank PLC	JPY	51,912	362	8/16/23	30	—	30
Sell	Royal Bank of Canada	JPY	22,900	160	8/16/23	9	—	9
Buy	Royal Bank of Canada	MXN	22	1	7/14/23	—π	—	—π
Buy	Bank of America NA	MXN	141,745	8,260	7/18/23	561	—	561
Sell	Royal Bank of Canada	MXN	813	47	8/16/23	—	—π	—π
Sell	JP Morgan Chase Bank NA	MXN	145,003	8,309	10/16/23	—	(51)	(51)
Buy	HSBC Bank PLC	ZAR	1,719	91	9/19/23	—	(7)	(7)
						$1,432	$(4,191)	$(2,759)

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Hochtief AG	JP Morgan Chase Bank NA	5.000%	12/26	1.051%	EUR	1,000	$163	$(23)	$140
Hochtief AG	JP Morgan Chase Bank NA	5.000%	12/26	1.051%	EUR	1,800	298	(46)	252
Intrum AB	Barclays Bank PLC	5.000%	12/24	9.928%	EUR	100	2	(9)	(7)
Intrum AB	Goldman Sachs International	5.000%	12/24	9.928%	EUR	200	6	(20)	(14)
Intrum AB	Goldman Sachs International	5.000%	12/24	9.928%	EUR	200	5	(19)	(14)
Intrum AB	Goldman Sachs International	5.000%	12/24	9.928%	EUR	200	5	(19)	(14)
Intrum AB	Goldman Sachs International	5.000%	12/24	9.928%	EUR	300	10	(31)	(21)
Intrum AB	Goldman Sachs International	5.000%	12/24	9.928%	EUR	300	10	(31)	(21)
Intrum AB	Goldman Sachs International	5.000%	12/24	9.928%	EUR	400	13	(41)	(28)

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection (continued)

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)		Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Intrum AB	Goldman Sachs International	5.000%	12/24	9.928%	EUR	400	$13		$(41)	$(28)
Intrum AB	Goldman Sachs International	5.000%	12/24	9.928%	EUR	500	12		(47)	(35)
Intrum AB	Goldman Sachs International	5.000%	12/24	9.928%	EUR	600	20		(63)	(43)
Intrum AB	Goldman Sachs International	5.000%	12/24	9.928%	EUR	600	16		(59)	(43)
Intrum AB	JP Morgan Chase Bank NA	5.000%	12/24	9.928%	EUR	800	19		(76)	(57)
Intrum AB	Morgan Stanley Capital Services LLC	5.000%	12/24	9.928%	EUR	100	3		(10)	(7)
Intrum AB	Morgan Stanley Capital Services LLC	5.000%	12/24	9.928%	EUR	100	3		(10)	(7)
Intrum AB	Morgan Stanley Capital Services LLC	5.000%	12/24	9.928%	EUR	200	6		(20)	(14)
Republic of Indonesia	Barclays Bank PLC	1.000%	6/31	1.322%	USD	5,700	(192)		72	(120)
United Mexican States	Morgan Stanley Capital Services LLC	1.000%	12/26	0.662%	USD	300	–	π	3	3
United Mexican States	Morgan Stanley Capital Services LLC	1.000%	6/27	0.769%	USD	100	–	π	1	1
United Mexican States	Morgan Stanley Capital Services LLC	1.000%	6/28	1.029%	USD	400	(9)		8	(1)
							$403		$(481)	$(78)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$1,432	$396	$1,828	$(4,191)	—	$(474)	$(4,665)

Restricted Securities

Description	Coupon	Maturity Date	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets
Constellation Oil - Class B			6/10/22	$12	$12	–	%π
Corestate Capital Holding SA	15.00	7/31/23	12/6/22	209	220	0.02%
DrillCo Holding Lux SA Class B			6/8/23	54	52	0.01%
DrillCo Holding Lux SA Class C			6/8/23	484	464	0.04%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
d	Restricted security – see accompanying table for additional details
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023 the value of these securities (in thousands) was $237,406 representing 20.9% of the net assets.

f	Defaulted Security

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

∞	Foreign Bond — par value is foreign denominated.
§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At June 30, 2023, the aggregate value of these securities was $183,664 (in thousands), representing 16.1% of net assets.

µ	Perpetual maturity, date shown, if applicable, represents next contractual call date.
y	Contingent convertible security
Þ	PIK - Payment In Kind. PIK rate of Constellation Oil Services Holding SA 4.000%.
ß	Part or all of the security has been pledged as collateral.
π	Amount is less than one thousand.
Σ	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
@

At June 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,490,809 and the net unrealized depreciation of investments based on that cost was $167,094 which is comprised of $11,520 aggregate gross unrealized appreciation and $178,614 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2023. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Bank Loan Obligations	$—	$36,538	$253
Common Stocks
Real Estate	26	—	10
All Others	—	—	745
Convertible Corporate Bonds	—	812	—
Municipal Bonds	—	6,844	—
Corporate Bonds
Communications	—	67,153	12
Financial	—	149,286	243
All Others	—	264,635	—
Governments	—	186,963	—
Structured Products	—	164,574	—
Short-Term Investments
Financial	—	—	220
All Others	—	454,135	—
Other Financial Instruments^
Futures	350	—	—
Forward Foreign Currency Contracts	—	1,432	—
Interest Rate Swaps	—	135	—
Credit Default Swaps	—	5,049	—

Total Assets:	$376	$1,337,556	$1,483

Liabilities:
Other Financial Instruments^
Futures	(4,243)	—	—
Forward Foreign Currency Contracts	—	(4,191)	—
Interest Rate Swaps	—	(1,492)	—
Credit Default Swaps	—	(2,730)	—
Reverse Repurchase Agreements	—	(3,043)	—

Total Liabilities:	$(4,243)	$(11,456)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2023.

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio (unaudited)

Sector Allocation 6/30/23

Sector	% of Net Assets

Fixed Income	46.8%

Domestic Equity	38.3%

Foreign Equity	10.8%

Short-Term Investments & Other Net Assets	4.1%

Sector Allocation is subject to change.

Balanced Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

Investment Companies (95.9%)	Shares/ Par +	Value $ (000’s)
Domestic Equity (38.3%)
iShares Core S&P 500 ETF	514,300	229,229
iShares Core S&P Mid-Cap ETF	76,450	19,990
iShares Core S&P Small-Cap ETF	174,500	17,389
iShares Russell 2000 ETF	40,700	7,622
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	54,196,368	88,177
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	23,074,348	86,321
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	69,261,874	82,006
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	28,619,610	84,485
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	50,494,797	85,084
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	8,954,100	19,189
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	12,656,070	23,793

Total		743,285

Fixed Income (46.8%)
iShares Core U.S. Aggregate Bond ETF	851,000	83,356
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio £	87,017,064	57,431
Northwestern Mutual Series Fund, Inc., Multi- Sector Bond Portfolio £	111,382,309	104,699
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	584,502,491	640,615

Investment Companies (95.9%)	Shares/ Par +	Value $ (000’s)
Fixed Income continued
Northwestern Mutual Series Fund, Inc., Short- Term Bond Portfolio £	23,056,020	23,171

Total		909,272

Foreign Equity (10.8%)
iShares Core MSCI EAFE ETF	974,700	65,792
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	5,931,272	5,575
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	44,641,885	68,972
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	37,112,202	69,289

Total		209,628

Total Investment Companies (Cost: $1,952,651)		1,862,185

Short-Term Investments (2.3%)
Investment Companies (2.3%)
JPMorgan Ultra-Short Income ETF	452,950	22,711
PIMCO Enhanced Short Maturity Active ETF	225,400	22,486

Total		45,197

Total Short-Term Investments (Cost: $45,999)		45,197

Total Investments (98.2%) (Cost: $1,998,650)@		1,907,382

Other Assets, Less Liabilities (1.8%)		33,980

Net Assets (100.0%)		1,941,362

+	All par is stated in U.S. Dollar unless otherwise noted.
£	Affiliated Company
@

At June 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,998,650 and the net unrealized depreciation of investments based on that cost was $91,268 which is comprised of $60,048 aggregate gross unrealized appreciation and $151,316 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2023. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)

Assets:
Investment Companies	$1,862,185	$—	$—
Short-Term Investments	45,197	—	—

Total Assets:	$1,907,382	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio (unaudited)

Sector Allocation 6/30/23

Sector	% of Net Assets

Domestic Equity	49.4%

Fixed Income	31.8%

Foreign Equity	15.7%

Short-Term Investments & Other Net Assets	3.1%

Sector Allocation is subject to change.

Asset Allocation Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

Investment Companies (96.9%)	Shares/ Par +	Value $ (000’s)
Domestic Equity (49.4%)
iShares Core S&P 500 ETF	80,850	36,036
iShares Core S&P Mid-Cap ETF	10,750	2,811
iShares Core S&P Small-Cap ETF	27,200	2,711
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	11,169,147	18,172
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	4,791,053	17,923
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	12,341,454	14,612
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	4,875,469	14,392
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	8,681,288	14,628
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	2,804,874	6,011
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	3,408,985	6,409

Total		133,705

Fixed Income (31.8%)
iShares Core U.S. Aggregate Bond ETF	118,400	11,597
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio £	20,375,749	13,448
Northwestern Mutual Series Fund, Inc., Multi- Sector Bond Portfolio £	14,896,732	14,003
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	40,080,666	43,928

Investment Companies (96.9%)	Shares/ Par +	Value $ (000’s)
Fixed Income continued
Northwestern Mutual Series Fund, Inc., Short- Term Bond Portfolio £	3,151,127	3,167

Total		86,143

Foreign Equity (15.7%)
iShares Core MSCI EAFE ETF	170,400	11,502
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	2,875,969	2,703
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	9,252,755	14,296
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	7,552,100	14,100

Total		42,601

Total Investment Companies (Cost: $268,872)		262,449

Short-Term Investments (1.5%)
Investment Companies (1.5%)
JPMorgan Ultra-Short Income ETF	40,300	2,021
PIMCO Enhanced Short Maturity Active ETF	20,100	2,005

Total		4,026

Total Short-Term Investments (Cost: $4,097)		4,026

Total Investments (98.4%) (Cost: $272,969)@		266,475

Other Assets, Less Liabilities (1.6%)		4,216

Net Assets (100.0%)		270,691

+	All par is stated in U.S. Dollar unless otherwise noted.
£	Affiliated Company
@

At June 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $272,969 and the net unrealized depreciation of investments based on that cost was $6,494 which is comprised of $9,400 aggregate gross unrealized appreciation and $15,894 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2023. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)

Assets:
Investment Companies	$262,449	$—	$—
Short-Term Investments	4,026	—	—

Total Assets:	$266,475	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2023 (unaudited) (in thousands)

	Growth Stock Portfolio	Focused Appreciation Portfolio	Large Cap Core Stock Portfolio	Large Cap Blend Portfolio	Index 500 Stock Portfolio

Assets
Unaffiliated Investments, at Value (1)	$987,629	$1,210,997	$632,493	$171,143	$5,123,669
Cash	2,812	24,120	8,764	6,884	47,007
Collateral with Counterparty	—	—	—	—	2,625
Receivable for Portfolio Shares Sold	17	58	33	—	532
Receivable for Investment Securities Sold	204	4,448	5,797	—	—
Variation Margin Receivable	—	—	—	—	609
Prepaid Expenses and Other Assets	11	12	10	8	28
Dividends and Interest Receivable	148	348	399	237	3,312

Total Assets	990,821	1,239,983	647,496	178,272	5,177,782

Liabilities
Payable for Portfolio Shares Redeemed	361	11,326	185	6	838
Payable for Investment Securities Purchased	858	520	9,584	—	—
Investment Advisory Fees Payable	329	606	215	106	780
Compliance Fees Payable	4	4	4	3	8
Accrued Expenses	31	33	30	17	47

Total Liabilities	1,583	12,489	10,018	132	1,673

Net Assets	$989,238	$1,227,494	$637,478	$178,140	$5,176,109

Represented By:
Aggregate Paid in Capital (10) (11)	$718,014	$585,706	$459,469	$126,404	$1,683,589
Total Distributable Earnings (Loss)	271,224	641,788	178,009	51,736	3,492,520

Net Assets for Shares Outstanding (10) (11)	$989,238	$1,227,494	$637,478	$178,140	$5,176,109

Net Asset Value, Offering and Redemption Price per Share	$2.75	$3.74	$1.67	$1.18	$7.45

(1) Unaffiliated Investments, at Cost	$669,217	$708,256	$509,339	$147,625	$1,780,612
(10) Shares Outstanding	359,391	328,071	382,011	150,397	694,800
(11) Shares Authorized, $.01 Par Value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2023 (unaudited) (in thousands)

	Large Company Value Portfolio	Domestic Equity Portfolio	Equity Income Portfolio	Mid Cap Growth Stock Portfolio	Index 400 Stock Portfolio

Assets
Unaffiliated Investments, at Value (1)	$149,080	$1,025,290	$685,874	$1,065,020	$1,204,909
Cash	3,806	12,232	9,930	1,476	17,489
Foreign Currency, at Value (4)	4	—	—	—	—
Collateral with Counterparty	2	—	—	—	—
Receivable for Portfolio Shares Sold	46	169	81	25	106
Receivable for Investment Securities Sold	1,466	7,098	208	1,422	—
Variation Margin Receivable	—	—	—	—	131
Receivable for Foreign Currency	4	—	—	—	—
Prepaid Expenses and Other Assets	9	12	11	12	13
Dividends and Interest Receivable	349	1,618	1,831	349	1,360

Total Assets	154,766	1,046,419	697,935	1,068,304	1,224,008

Liabilities
Payable for Portfolio Shares Redeemed	54	8,002	107	276	214
Payable for Investment Securities Purchased	865	—	390	1,051	—
Payable for Foreign Currency	11	—	—	—	—
Collateral from Counterparty	—	—	—	—	7
Investment Advisory Fees Payable	81	408	311	448	215
Compliance Fees Payable	3	4	4	4	4
Accrued Expenses	36	30	33	34	67

Total Liabilities	1,050	8,444	845	1,813	507

Net Assets	$153,716	$1,037,975	$697,090	$1,066,491	$1,223,501

Represented By:
Aggregate Paid in Capital (10) (11)	$122,221	$767,465	$475,822	$989,993	$841,580
Total Distributable Earnings (Loss)	31,495	270,510	221,268	76,498	381,921

Net Assets for Shares Outstanding (10) (11)	$153,716	$1,037,975	$697,090	$1,066,491	$1,223,501

Net Asset Value, Offering and Redemption Price per Share	$0.93	$1.63	$1.73	$2.95	$2.14

(1) Unaffiliated Investments, at Cost	$144,144	$875,872	$562,166	$954,668	$907,478
(4) Foreign Currency, at Cost	4	—	—	—	—
(10) Shares Outstanding	165,166	638,057	402,542	361,276	570,723
(11) Shares Authorized, $.01 Par Value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2023 (unaudited) (in thousands)

	Mid Cap Value Portfolio	Small Cap Growth Stock Portfolio	Index 600 Stock Portfolio	Small Cap Value Portfolio	International Growth Portfolio

Assets
Unaffiliated Investments, at Value (1)	$642,186	$659,376	$398,293	$536,795	$969,849
Cash	18,544	14,461	1,091	14,162	10,506
Foreign Currency, at Value (4)	560	—	—	—	220
Collateral with Counterparty	620	—	—	—	—
Receivable for Portfolio Shares Sold	148	94	68	83	124
Receivable for Investment Securities Sold	3,638	745	—	1,226	570
Variation Margin Receivable	—	—	7	—	—
Receivable for Foreign Currency	2	—	—	—	1
Prepaid Expenses and Other Assets	11	10	21	10	11
Dividends and Interest Receivable	1,260	166	435	398	2,080

Total Assets	666,969	674,852	399,915	552,674	983,361

Liabilities
Payable for Portfolio Shares Redeemed	4,866	115	65	92	237
Payable for Investment Securities Purchased	5,980	5,780	—	2,820	3,666
Accrued Foreign Capital Gains Tax	—	—	—	—	232
Payable for Foreign Currency	65	—	—	—	—
Collateral from Counterparty	1,560	—	3	—	—
Investment Advisory Fees Payable	366	287	72	375	466
Compliance Fees Payable	4	4	3	4	4
Accrued Expenses	51	31	46	31	70

Total Liabilities	12,892	6,217	189	3,322	4,675

Net Assets	$654,077	$668,635	$399,726	$549,352	$978,686

Represented By:
Aggregate Paid in Capital (10) (11)	$545,650	$627,632	$326,624	$415,953	$715,630
Total Distributable Earnings (Loss)	108,427	41,003	73,102	133,399	263,056

Net Assets for Shares Outstanding (10) (11)	$654,077	$668,635	$399,726	$549,352	$978,686

Net Asset Value, Offering and Redemption Price per Share	$1.69	$2.14	$1.47	$1.88	$1.87

(1) Unaffiliated Investments, at Cost	$642,184	$575,808	$349,627	$443,751	$748,086
(4) Foreign Currency, at Cost	561	—	—	—	220
(10) Shares Outstanding	388,053	312,055	271,493	292,100	524,199
(11) Shares Authorized, $.01 Par Value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2023 (unaudited) (in thousands)

	Research International Core Portfolio	International Equity Portfolio	Emerging Markets Equity Portfolio	Government Money Market Portfolio	Short-Term Bond Portfolio

Assets
Unaffiliated Investments, at Value (1)	$796,126	$1,800,476	$880,897	$207,772	$378,328
Investments in Repurchase Agreements, at Value (3)	—	—	—	322,000	—
Cash	599	19,120	15,093	402	6,056
Foreign Currency, at Value (4)	269	1,479	519	—	—
Receivable for Portfolio Shares Sold	186	160	190	1,462	259
Receivable for Investment Securities Sold	946	5,955	—	—	1,041
Receivable for Foreign Currency	2	6,739	—	—	—
Prepaid Expenses and Other Assets	11	15	11	11	10
Dividends and Interest Receivable	2,793	6,074	3,620	939	2,694

Total Assets	800,932	1,840,018	900,330	532,586	388,388

Liabilities
Payable for Portfolio Shares Redeemed	270	448	213	525	151
Payable for Investment Securities Purchased	924	—	1,499	3,093	3,732
Accrued Foreign Capital Gains Tax	223	1,859	4,037	—	—
Variation Margin Payable	—	—	—	—	35
Payable for Foreign Currency	—	93	—	—	—
Collateral from Counterparty	—	6,360	—	—	—
Investment Advisory Fees Payable	464	970	628	132	103
Compliance Fees Payable	4	5	4	4	4
Accrued Expenses	70	121	103	37	57

Total Liabilities	1,955	9,856	6,484	3,791	4,082

Net Assets	$798,977	$1,830,162	$893,846	$528,795	$384,306

Represented By:
Aggregate Paid in Capital (10) (11)	$637,902	$1,820,337	$904,113	$528,790	$397,036
Total Distributable Earnings (Loss)	161,075	9,825	(10,267)	5	(12,730)

Net Assets for Shares Outstanding (10) (11)	$798,977	$1,830,162	$893,846	$528,795	$384,306

Net Asset Value, Offering and Redemption Price per Share	$1.08	$1.55	$0.94	$1.00	$1.01

(1) Unaffiliated Investments, at Cost	$673,597	$1,847,746	$879,306	$207,772	$394,370
(3) Investments in Repurchase Agreements, at Cost	—	—	—	322,000	—
(4) Foreign Currency, at Cost	269	1,150	1,183	—	—
(10) Shares Outstanding	739,255	1,184,252	950,398	528,788	382,370
(11) Shares Authorized, $.01 Par Value	2,000,000	3,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2023 (unaudited) (in thousands)

	Select Bond Portfolio	Long-Term U.S. Government Bond Portfolio	Inflation Protection Portfolio	High Yield Bond Portfolio	Multi-Sector Bond Portfolio

Assets
Unaffiliated Investments, at Value (1)	$2,948,931	$159,715	$412,767	$685,511	$901,549
Investments in Repurchase Agreements, at Value (3)	—	—	—	—	430,900
Cash	56,876	703	4,988	17,798	5,737
Foreign Currency, at Value (4)	—	—	—	—	2,033
Collateral with Counterparty	—	1,196	9,287	—	15,601
Receivable for Portfolio Shares Sold	563	207	83	73	207
Receivable for Investment Securities Sold	160,459	4,787	104	—	14,371
Receivable for Financing Transactions	—	132,817	—	—	—
Variation Margin Receivable	—	4	77	—	1,576
Outstanding Swap Contracts, at Value (8)	—	—	6,280	—	396
Receivable for Foreign Currency	—	—	—	—	1,432
Deferred Expense for Financing Transactions	—	22	—	—	—
Prepaid Expenses and Other Assets	18	7	10	10	13
Dividends and Interest Receivable	16,084	963	2,113	12,314	11,548

Total Assets	3,182,931	300,421	435,709	715,706	1,385,363

Liabilities
Payable for Portfolio Shares Redeemed	522	30	125	189	310
Payable for Investment Securities Purchased	349,092	16,597	—	296	238,533
Payable for Financing Transactions	—	167,132	—	—	—
Variation Margin Payable	—	134	—	—	10
Outstanding Options Written, at Value (6)	—	8	—	—	—
Securities Sold Short, at Value (7)	8,747	—	—	—	—
Payable for Reverse Repurchase Agreements	—	—	—	—	3,043
Outstanding Swap Contracts, at Value (9)	—	—	312	—	474
Payable for Foreign Currency	—	—	182	—	4,191
Collateral from Counterparty	40	330	13,238	—	610
Investment Advisory Fees Payable	683	47	172	246	634
Compliance Fees Payable	6	3	4	4	4
Accrued Expenses	87	38	69	47	99

Total Liabilities	359,177	184,319	14,102	782	247,908

Net Assets	$2,823,754	$116,102	$421,607	$714,924	$1,137,455

Represented By:
Aggregate Paid in Capital (10) (11)	$3,225,561	$175,473	$443,495	$756,320	$1,305,572
Total Distributable Earnings (Loss)	(401,807)	(59,371)	(21,888)	(41,396)	(168,117)

Net Assets for Shares Outstanding (10) (11)	$2,823,754	$116,102	$421,607	$714,924	$1,137,455

Net Asset Value, Offering and Redemption Price per Share	$1.10	$0.68	$1.07	$0.66	$0.94

(1) Unaffiliated Investments, at Cost	$3,105,529	$186,761	$457,214	$772,012	$1,063,900
(3) Investments in Repurchase Agreements, at Cost	—	—	—	—	430,900
(4) Foreign Currency, at Cost	—	—	—	—	1,797
(6) Premiums Received on Options Written	—	14	—	—	—
(7) Proceeds Received from Short Sales	8,791	—	—	—	—
(8) Premiums Paid on Swap Contracts	—	167	4	—	3,784
(9) Premiums Received from Swap Contracts	—	34	1	—	2,832
(10) Shares Outstanding	2,577,401	170,988	393,302	1,083,217	1,209,686
(11) Shares Authorized, $.01 Par Value	6,000,000	2,000,000	2,000,000	3,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2023 (unaudited) (in thousands)

	Balanced Portfolio	Asset Allocation Portfolio

Assets
Unaffiliated Investments, at Value (1)	$468,575	$68,683
Affiliated Investments, at Value (2)	1,438,807	197,792
Cash	21,388	3,585
Receivable for Portfolio Shares Sold	577	13
Receivable for Investment Securities Sold	26,120	2,449
Prepaid Expenses and Other Assets	15	9

Total Assets	1,955,482	272,531

Liabilities
Payable for Portfolio Shares Redeemed	669	154
Payable for Investment Securities Purchased	13,332	1,647
Investment Advisory Fees Payable	79	11
Compliance Fees Payable	5	3
Accrued Expenses	35	25

Total Liabilities	14,120	1,840

Net Assets	$1,941,362	$270,691

Represented By:
Aggregate Paid in Capital (10) (11)	$1,911,769	$253,011
Total Distributable Earnings (Loss)	29,593	17,680

Net Assets for Shares Outstanding (10) (11)	$1,941,362	$270,691

Net Asset Value, Offering and Redemption Price per Share	$1.30	$1.10

(1) Unaffiliated Investments, at Cost	$432,349	$63,575
(2) Affiliated Investments, at Cost	1,566,301	209,394
(10) Shares Outstanding	1,496,397	245,237
(11) Shares Authorized, $.01 Par Value	4,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL SERIES FUND, INC.

For the Six Months Ended June 30, 2023 (unaudited) (in thousands)

	Growth Stock Portfolio	Focused Appreciation Portfolio	Large Cap Core Stock Portfolio	Large Cap Blend Portfolio	Index 500 Stock Portfolio

Investment Income
Income
Interest (1)	$64	$230	$109	$200	$1,185
Unaffiliated Dividends (1)	2,576	2,975	4,234	1,356	39,892

Total Income	2,640	3,205	4,343	1,556	41,077

Expenses
Investment Advisory Fees	1,779	4,008	1,263	724	4,736
Custodian Fees	5	4	7	2	4
Shareholder Reporting Fees	11	12	10	9	16
Audit Fees	15	13	15	12	21
Valuation Services	—	—	1	—	3
Compliance Fees	7	7	6	6	13
Directors Fees	20	22	19	17	41
Professional Fees	6	8	6	5	9
Trade Name Fees	—	—	—	—	58
Other Expenses	7	9	5	3	37

Total Expenses	1,850	4,083	1,332	778	4,938

Less Waived Fees:
Paid by Affiliate	—	(667)	(15)	(63)	(275)

Net Expenses	1,850	3,416	1,317	715	4,663

Net Investment Income (Loss)	790	(211)	3,026	841	36,414

Realized and Unrealized Gain (Loss) on Investments

Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	14,402	66,816	7,852	11,855	5,967
Futures Contracts	—	—	—	—	3,525

Net Realized Gain (Loss) on Investments	14,402	66,816	7,852	11,855	9,492

Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities	242,540	283,287	77,039	5,025	697,785
Futures Contracts	—	—	—	—	3,008

Net Change in Unrealized Appreciation (Depreciation) of Investments	242,540	283,287	77,039	5,025	700,793

Net Gain (Loss) on Investments	256,942	350,103	84,891	16,880	710,285

Net Increase (Decrease) in Net Assets Resulting from Operations	$257,732	$349,892	$87,917	$17,721	$746,699

(1) Net of Foreign Witholding Tax	$18	$388	$19	$14	$11

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL SERIES FUND, INC.

For the Six Months Ended June 30, 2023 (unaudited) (in thousands)

	Large Company Value Portfolio	Domestic Equity Portfolio	Equity Income Portfolio	Mid Cap Growth Stock Portfolio	Index 400 Stock Portfolio

Investment Income
Income
Interest (1)	$86	$316	$189	$30	$324
Unaffiliated Dividends (1)	2,014	12,491	10,588	3,477	10,137

Total Income	2,100	12,807	10,777	3,507	10,461

Expenses
Investment Advisory Fees	530	2,674	2,189	2,705	1,459
Custodian Fees	9	1	11	8	13
Shareholder Reporting Fees	10	13	11	11	14
Audit Fees	14	14	14	15	16
Valuation Services	7	—	1	—	2
Compliance Fees	5	7	6	7	7
Directors Fees	17	22	20	22	22
Professional Fees	5	6	6	6	6
Trade Name Fees	—	—	—	—	69
Other Expenses	4	9	6	9	12

Total Expenses	601	2,746	2,264	2,783	1,620

Less Waived Fees:
Paid by Affiliate	(37)	(189)	(290)	(2)	(168)

Net Expenses	564	2,557	1,974	2,781	1,452

Net Investment Income (Loss)	1,536	10,250	8,803	726	9,009

Realized and Unrealized Gain (Loss) on Investments

Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	2,313	45,168	17,141	(17,488)	9,488
Futures Contracts	—	—	—	—	922
Foreign Currency Transactions	(220)	—	(11)	—	—

Net Realized Gain (Loss) on Investments	2,093	45,168	17,130	(17,488)	10,410

Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities	(2,458)	(57,864)	(8,787)	104,999	78,679
Futures Contracts	—	—	—	—	734
Foreign Currency Transactions	46	—	—	—	—

Net Change in Unrealized Appreciation (Depreciation) of Investments	(2,412)	(57,864)	(8,787)	104,999	79,413

Net Gain (Loss) on Investments	(319)	(12,696)	8,343	87,511	89,823

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,217	$(2,446)	$17,146	$88,237	$98,832

(1) Net of Foreign Witholding Tax	$53	$—	$339	$1	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL SERIES FUND, INC.

For the Six Months Ended June 30, 2023 (unaudited) (in thousands)

	Mid Cap Value Portfolio	Small Cap Growth Stock Portfolio	Index 600 Stock Portfolio	Small Cap Value Portfolio	International Growth Portfolio

Investment Income
Income
Interest (1)	$324	$259	$65	$359	$359
Unaffiliated Dividends (1)	9,223	2,220	3,606	4,323	10,092

Total Income	9,547	2,479	3,671	4,682	10,451

Expenses
Investment Advisory Fees	2,750	1,672	432	2,297	2,784
Custodian Fees	25	5	18	10	64
Shareholder Reporting Fees	14	13	12	12	14
Audit Fees	15	14	15	13	16
Valuation Services	7	1	3	1	7
Compliance Fees	6	6	6	6	7
Directors Fees	20	19	18	19	21
Professional Fees	6	6	4	6	10
Trade Name Fees	—	—	18	—	—
Other Expenses	8	6	6	5	7

Total Expenses	2,851	1,742	532	2,369	2,930

Less Waived Fees:
Paid by Affiliate	(516)	—	—	(11)	—

Net Expenses	2,335	1,742	532	2,358	2,930

Net Investment Income (Loss)	7,212	737	3,139	2,324	7,521

Realized and Unrealized Gain (Loss) on Investments

Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	10,345	32,834	1,402	1,414	9,074
Futures Contracts	—	—	(79)	—	—
Foreign Currency Transactions	(780)	—	—	—	(13)

Net Realized Gain (Loss) on Investments	9,565	32,834	1,323	1,414	9,061

Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities	1,257	44,520	17,865	17,026	114,233
Futures Contracts	—	—	72	—	—
Foreign Currency Transactions	239	—	—	—	2

Net Change in Unrealized Appreciation (Depreciation) of Investments	1,496	44,520	17,937	17,026	114,235

Net Gain (Loss) on Investments	11,061	77,354	19,260	18,440	123,296

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,273	$78,091	$22,399	$20,764	$130,817

(1) Net of Foreign Witholding Tax	$201	$—	$3	$21	$(6)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL SERIES FUND, INC.

For the Six Months Ended June 30, 2023 (unaudited) (in thousands)

	Research International Core Portfolio	International Equity Portfolio	Emerging Markets Equity Portfolio	Government Money Market Portfolio	Short-Term Bond Portfolio

Investment Income
Income
Interest (1)	$163	$347	$407	$12,654	$6,735
Unaffiliated Dividends (1)	13,202	40,566	16,800	—	—

Total Income	13,365	40,913	17,207	12,654	6,735

Expenses
Investment Advisory Fees	2,969	5,852	4,609	800	622
Custodian Fees	54	117	130	20	15
Shareholder Reporting Fees	14	17	15	6	12
Audit Fees	16	17	16	14	17
Valuation Services	7	7	7	3	29
Compliance Fees	6	8	7	6	6
Directors Fees	20	25	21	19	18
Professional Fees	8	4	11	6	9
Other Expenses	6	15	6	4	7

Total Expenses	3,100	6,062	4,822	878	735

Less Waived Fees:
Paid by Affiliate	(195)	—	(818)	(2)	—

Net Expenses	2,905	6,062	4,004	876	735

Net Investment Income (Loss)	10,460	34,851	13,203	11,778	6,000

Realized and Unrealized Gain (Loss) on Investments

Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	3,879	(24,550)	(2,893)	5	(1,755)
Futures Contracts	—	—	—	—	(418)
Foreign Currency Transactions	(107)	2,814	(129)	—	—

Net Realized Gain (Loss) on Investments	3,772	(21,736)	(3,022)	5	(2,173)

Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities	58,615	158,228	34,232	—	2,863
Futures Contracts	—	—	—	—	(1,061)
Foreign Currency Transactions	119	4,540	(178)	—	—

Net Change in Unrealized Appreciation (Depreciation) of Investments	58,734	162,768	34,054	—	1,802

Net Gain (Loss) on Investments	62,506	141,032	31,032	5	(371)

Net Increase (Decrease) in Net Assets Resulting from Operations	$72,966	$175,883	$44,235	$11,783	$5,629

(1) Net of Foreign Witholding Tax	$743	$1,004	$935	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL SERIES FUND, INC.

For the Six Months Ended June 30, 2023 (unaudited) (in thousands)

	Select Bond Portfolio	Long- Term U.S. Government Bond Portfolio	Inflation Protection Portfolio	High Yield Bond Portfolio	Multi-Sector Bond Portfolio

Investment Income
Income
Interest (1)	$54,757	$2,546	$7,626	$23,234	$28,864

Total Income	54,757	2,546	7,626	23,234	28,864

Expenses
Investment Advisory Fees	4,229	311	1,133	1,484	4,355
Custodian Fees	56	5	8	2	57
Shareholder Reporting Fees	15	10	13	14	14
Audit Fees	22	19	20	20	25
Valuation Services	32	7	12	20	35
Compliance Fees	10	5	6	6	7
Directors Fees	31	17	18	20	22
Professional Fees	8	8	9	6	10
Interest Expense	—	719	—	—	86
Other Expenses	28	7	22	7	13

Total Expenses	4,431	1,108	1,241	1,579	4,624

Less Waived Fees:
Paid by Affiliate	(84)	(19)	(79)	—	(527)

Net Expenses	4,347	1,089	1,162	1,579	4,097

Net Investment Income (Loss)	50,410	1,457	6,464	21,655	24,767

Realized and Unrealized Gain (Loss) on Investments

Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	(74,614)	(18,499)	(6,607)	(8,762)	(9,029)
Futures Contracts	—	(123)	(1,164)	—	(1,476)
Options Written	—	61	—	—	—
Short Sales	—	(76)	—	—	—
Swap Contracts	—	(115)	1,826	—	4,221
Foreign Currency Transactions	—	—	(22)	—	(4,074)
Reverse Repurchase Agreements	—	—	—	—	(23)

Net Realized Gain (Loss) on Investments	(74,614)	(18,752)	(5,967)	(8,762)	(10,381)

Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities	97,007	21,251	10,038	23,204	20,285
Futures Contracts	—	543	—	—	(1,953)
Options Written	—	11	—	—	—
Short Sales	44	(30)	—	—	—
Swap Contracts	—	(25)	(1,121)	—	1,930
Foreign Currency Transactions	—	—	(174)	—	1,251
Reverse Repurchase Agreements	—	—	—	—	28

Net Change in Unrealized Appreciation (Depreciation) of Investments	97,051	21,750	8,743	23,204	21,541

Net Gain (Loss) on Investments	22,437	2,998	2,776	14,442	11,160

Net Increase (Decrease) in Net Assets Resulting from Operations	$72,847	$4,455	$9,240	$36,097	$35,927

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL SERIES FUND, INC.

For the Six Months Ended June 30, 2023 (unaudited) (in thousands)

	Balanced Portfolio	Asset Allocation Portfolio

Investment Income
Income
Interest (1)	$541	$67
Unaffiliated Dividends (1)	4,515	648

Total Income	5,056	715

Expenses
Investment Advisory Fees	2,861	701
Custodian Fees	1	1
Shareholder Reporting Fees	11	9
Audit Fees	19	16
Compliance Fees	9	6
Directors Fees	26	18
Professional Fees	7	5
Other Expenses	16	3

Total Expenses	2,950	759

Less Waived Fees:
Paid by Affiliate	(2,385)	(635)

Net Expenses	565	124

Net Investment Income (Loss)	4,491	591

Realized and Unrealized Gain (Loss) on Investments

Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	835	(221)
Affiliated Investment Securities	9,158	3,217

Net Realized Gain (Loss) on Investments	9,993	2,996

Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities	35,582	5,799
Affiliated Investment Securities	85,662	13,042

Net Change in Unrealized Appreciation (Depreciation) of Investments	121,244	18,841

Net Gain (Loss) on Investments	131,237	21,837

Net Increase (Decrease) in Net Assets Resulting from Operations	$135,728	$22,428

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

(in thousands)

	Growth Stock Portfolio		Focused Appreciation Portfolio		Large Cap Core Stock Portfolio
	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022

Change in Net Assets

Operations
Net Investment Income (Loss)	$790	$392	$(211)	$(270)	$3,026	$6,282
Net Realized Gain (Loss) on Investments	14,402	(61,676)	66,816	75,764	7,852	39,905
Net Change in Unrealized Appreciation (Depreciation) of Investments	242,540	(462,439)	283,287	(439,271)	77,039	(202,614)

Net Increase (Decrease) in Net Assets Resulting from Operations	257,732	(523,723)	349,892	(363,777)	87,917	(156,427)

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	—	(151,353)	—	(127,992)	—	(115,717)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(151,353)	—	(127,992)	—	(115,717)

Capital Transactions:
Shares Sold	15,469	33,413	23,143	96,235	8,515	16,142
Reinvestment of Distributions Paid	—	151,353	—	127,992	—	115,717
Shares Redeemed	(34,666)	(148,886)	(109,470)	(95,890)	(25,149)	(136,326)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(19,197)	35,880	(86,327)	128,337	(16,634)	(4,467)

Total Increase (Decrease) in Net Assets	238,535	(639,196)	263,565	(363,432)	71,283	(276,611)

Net Assets
Beginning of Period	750,703	1,389,899	963,929	1,327,361	566,195	842,806

End of Period	$989,238	$750,703	$1,227,494	$963,929	$637,478	$566,195

Portfolio Share Transactions:
Shares Sold	6,591	12,510	7,206	30,292	5,532	8,975
Reinvestment of Distributions Paid	—	65,014	—	45,052	—	77,924
Shares Redeemed	(14,591)	(53,936)	(33,067)	(28,735)	(16,286)	(75,581)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(8,000)	23,588	(25,861)	46,609	(10,754)	11,318

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

(in thousands)

	Large Cap Blend Portfolio		Index 500 Stock Portfolio		Large Company Value Portfolio
	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022

Change in Net Assets

Operations
Net Investment Income (Loss)	$841	$1,511	$36,414	$67,102	$1,536	$3,460
Net Realized Gain (Loss) on Investments	11,855	14,078	9,492	38,550	2,093	21,152
Net Change in Unrealized Appreciation (Depreciation) of Investments	5,025	(42,548)	700,793	(1,107,970)	(2,412)	(29,517)

Net Increase (Decrease) in Net Assets Resulting from Operations	17,721	(26,959)	746,699	(1,002,318)	1,217	(4,905)

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	—	(19,367)	—	(208,620)	—	(32,410)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(19,367)	—	(208,620)	—	(32,410)

Capital Transactions:
Shares Sold	2,203	41,532	158,130	306,887	11,082	22,204
Reinvestment of Distributions Paid	—	19,367	—	208,620	—	32,410
Shares Redeemed	(37,711)	(21,772)	(194,634)	(343,625)	(10,997)	(92,445)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(35,508)	39,127	(36,504)	171,882	85	(37,831)

Total Increase (Decrease) in Net Assets	(17,787)	(7,199)	710,195	(1,039,057)	1,302	(75,146)

Net Assets
Beginning of Period	195,927	203,126	4,465,914	5,504,971	152,414	227,560

End of Period	$178,140	$195,927	$5,176,109	$4,465,914	$153,716	$152,414

Portfolio Share Transactions:
Shares Sold	1,935	35,594	23,173	44,050	12,046	20,292
Reinvestment of Distributions Paid	—	18,515	—	31,701	—	37,082
Shares Redeemed	(32,830)	(19,365)	(28,391)	(48,998)	(11,985)	(83,073)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(30,895)	34,744	(5,218)	26,753	61	(25,699)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

(in thousands)

	Domestic Equity Portfolio		Equity Income Portfolio		Mid Cap Growth Stock Portfolio
	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
Change in Net Assets

Operations
Net Investment Income (Loss)	$10,250	$19,196	$8,803	$16,735	$726	$2,534
Net Realized Gain (Loss) on Investments	45,168	47,213	17,130	56,377	(17,488)	(13,699)
Net Change in Unrealized Appreciation (Depreciation) of Investments	(57,864)	(95,306)	(8,787)	(103,767)	104,999	(311,849)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,446)	(28,897)	17,146	(30,655)	88,237	(323,014)

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	—	(136,599)	—	(94,476)	—	(100,047)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(136,599)	—	(94,476)	—	(100,047)

Capital Transactions:
Shares Sold	44,281	132,917	13,948	29,320	9,793	28,886
Reinvestment of Distributions Paid	—	136,599	—	94,476	—	100,047
Shares Redeemed	(63,979)	(140,578)	(36,380)	(164,225)	(40,313)	(72,666)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(19,698)	128,938	(22,432)	(40,429)	(30,520)	56,267

Total Increase (Decrease) in Net Assets	(22,144)	(36,558)	(5,286)	(165,560)	57,717	(366,794)

Net Assets
Beginning of Period	1,060,119	1,096,677	702,376	867,936	1,008,774	1,375,568

End of Period	$1,037,975	$1,060,119	$697,090	$702,376	$1,066,491	$1,008,774

Portfolio Share Transactions:
Shares Sold	27,823	75,132	8,256	15,597	3,435	9,486
Reinvestment of Distributions Paid	—	87,228	—	56,708	—	36,079
Shares Redeemed	(39,817)	(79,436)	(21,343)	(87,588)	(14,067)	(23,199)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(11,994)	82,924	(13,087)	(15,283)	(10,632)	22,366

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

(in thousands)

	Index 400 Stock Portfolio		Mid Cap Value Portfolio		Small Cap Growth Stock Portfolio
	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
Change in Net Assets

Operations
Net Investment Income (Loss)	$9,009	$15,756	$7,212	$14,003	$737	$331
Net Realized Gain (Loss) on Investments	10,410	50,041	9,565	84,236	32,834	(75,603)
Net Change in Unrealized Appreciation (Depreciation) of Investments	79,413	(242,957)	1,496	(107,181)	44,520	(161,243)

Net Increase (Decrease) in Net Assets Resulting from Operations	98,832	(177,160)	18,273	(8,942)	78,091	(236,515)

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	—	(133,498)	—	(109,209)	—	(110,736)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(133,498)	—	(109,209)	—	(110,736)

Capital Transactions:
Shares Sold	38,173	75,177	24,800	41,682	18,281	46,128
Reinvestment of Distributions Paid	—	133,498	—	109,209	—	110,736
Shares Redeemed	(51,214)	(96,244)	(39,960)	(86,631)	(22,614)	(44,750)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(13,041)	112,431	(15,160)	64,260	(4,333)	112,114

Total Increase (Decrease) in Net Assets	85,791	(198,227)	3,113	(53,891)	73,758	(235,137)

Net Assets
Beginning of Period	1,137,710	1,335,937	650,964	704,855	594,877	830,014

End of Period	$1,223,501	$1,137,710	$654,077	$650,964	$668,635	$594,877

Portfolio Share Transactions:
Shares Sold	18,658	34,219	14,945	22,814	9,208	19,429
Reinvestment of Distributions Paid	—	68,007	—	69,076	—	56,182
Shares Redeemed	(24,894)	(44,442)	(23,901)	(47,794)	(11,251)	(19,130)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(6,236)	57,784	(8,956)	44,096	(2,043)	56,481

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

(in thousands)

	Index 600 Stock Portfolio		Small Cap Value Portfolio		International Growth Portfolio
	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
Change in Net Assets

Operations
Net Investment Income (Loss)	$3,139	$4,348	$2,324	$2,893	$7,521	$7,520
Net Realized Gain (Loss) on Investments	1,323	15,997	1,414	36,712	9,061	19,007
Net Change in Unrealized Appreciation (Depreciation) of Investments	17,937	(92,090)	17,026	(165,134)	114,235	(273,775)

Net Increase (Decrease) in Net Assets Resulting from Operations	22,399	(71,745)	20,764	(125,529)	130,817	(247,248)

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	—	(37,396)	—	(77,602)	—	(101,272)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(37,396)	—	(77,602)	—	(101,272)

Capital Transactions:
Shares Sold	26,453	44,672	15,033	23,597	32,014	138,892
Reinvestment of Distributions Paid	—	37,396	—	77,602	—	101,272
Shares Redeemed	(20,678)	(35,801)	(22,063)	(47,754)	(77,193)	(66,828)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	5,775	46,267	(7,030)	53,445	(45,179)	173,336

Total Increase (Decrease) in Net Assets	28,174	(62,874)	13,734	(149,686)	85,638	(175,184)

Net Assets
Beginning of Period	371,552	434,426	535,618	685,304	893,048	1,068,232

End of Period	$399,726	$371,552	$549,352	$535,618	$978,686	$893,048

Portfolio Share Transactions:
Shares Sold	18,599	28,438	8,192	11,049	17,971	76,043
Reinvestment of Distributions Paid	—	26,826	—	41,521	—	64,959
Shares Redeemed	(14,364)	(23,153)	(11,854)	(22,515)	(43,059)	(36,768)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	4,235	32,111	(3,662)	30,055	(25,088)	104,234

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

(in thousands)

	Research International Core Portfolio		International Equity Portfolio		Emerging Markets Equity Portfolio
	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
Change in Net Assets

Operations
Net Investment Income (Loss)	$10,460	$14,428	$34,851	$46,675	$13,203	$11,102
Net Realized Gain (Loss) on Investments	3,772	14,900	(21,736)	4,035	(3,022)	(27,311)
Net Change in Unrealized Appreciation (Depreciation) of Investments	58,734	(197,850)	162,768	(174,257)	34,054	(242,918)

Net Increase (Decrease) in Net Assets Resulting from Operations	72,966	(168,522)	175,883	(123,547)	44,235	(259,127)

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	—	(54,639)	—	(88,599)	—	(78,273)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(54,639)	—	(88,599)	—	(78,273)

Capital Transactions:
Shares Sold	32,848	110,188	41,948	127,200	47,926	188,456
Reinvestment of Distributions Paid	—	54,639	—	88,599	—	78,273
Shares Redeemed	(50,910)	(160,696)	(113,865)	(142,665)	(52,553)	(68,584)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(18,062)	4,131	(71,917)	73,134	(4,627)	198,145

Total Increase (Decrease) in Net Assets	54,904	(219,030)	103,966	(139,012)	39,608	(139,255)

Net Assets
Beginning of Period	744,073	963,103	1,726,196	1,865,208	854,238	993,493

End of Period	$798,977	$744,073	$1,830,162	$1,726,196	$893,846	$854,238

Portfolio Share Transactions:
Shares Sold	31,204	104,902	28,179	88,308	51,432	183,940
Reinvestment of Distributions Paid	—	58,940	—	67,325	—	88,544
Shares Redeemed	(48,370)	(154,216)	(76,098)	(96,849)	(56,149)	(68,782)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(17,166)	9,626	(47,919)	58,784	(4,717)	203,702

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

(in thousands)

	Government Money Market Portfolio		Short-Term Bond Portfolio		Select Bond Portfolio
	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
Change in Net Assets

Operations
Net Investment Income (Loss)	$11,778	$7,236	$6,000	$7,535	$50,410	$69,568
Net Realized Gain (Loss) on Investments	5	7	(2,173)	(6,684)	(74,614)	(279,626)
Net Change in Unrealized Appreciation (Depreciation) of Investments	—	—	1,802	(19,193)	97,051	(241,265)

Net Increase (Decrease) in Net Assets Resulting from Operations	11,783	7,243	5,629	(18,342)	72,847	(451,323)

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	(11,778)	(7,243)	—	(6,405)	—	(55,391)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(11,778)	(7,243)	—	(6,405)	—	(55,391)

Capital Transactions:
Shares Sold	125,997	341,118	23,594	50,070	93,984	167,116
Reinvestment of Distributions Paid	11,778	7,243	—	6,405	—	55,391
Shares Redeemed	(151,502)	(294,702)	(27,655)	(61,274)	(129,693)	(357,593)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(13,727)	53,659	(4,061)	(4,799)	(35,709)	(135,086)

Total Increase (Decrease) in Net Assets	(13,722)	53,659	1,568	(29,546)	37,138	(641,800)

Net Assets
Beginning of Period	542,517	488,858	382,738	412,284	2,786,616	3,428,416

End of Period	$528,795	$542,517	$384,306	$382,738	$2,823,754	$2,786,616

Portfolio Share Transactions:
Shares Sold	125,997	341,119	23,492	49,323	85,778	146,687
Reinvestment of Distributions Paid	11,778	7,243	—	6,418	—	50,817
Shares Redeemed	(151,502)	(294,703)	(27,535)	(60,598)	(118,105)	(318,256)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(13,727)	53,659	(4,043)	(4,857)	(32,327)	(120,752)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

(in thousands)

	Long-Term U.S. Government Bond Portfolio		Inflation Protection Portfolio		High Yield Bond Portfolio
	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
Change in Net Assets

Operations
Net Investment Income (Loss)	$1,457	$2,816	$6,464	$20,661	$21,655	$40,826
Net Realized Gain (Loss) on Investments	(18,752)	(2,039)	(5,967)	(11,350)	(8,762)	(3,804)
Net Change in Unrealized Appreciation (Depreciation) of Investments	21,750	(41,935)	8,743	(74,754)	23,204	(129,365)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,455	(41,158)	9,240	(65,443)	36,097	(92,343)

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	—	(1,876)	—	(25,627)	—	(40,651)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(1,876)	—	(25,627)	—	(40,651)

Capital Transactions:
Shares Sold	18,860	18,929	17,261	41,715	25,640	44,090
Reinvestment of Distributions Paid	—	1,876	—	25,627	—	40,651
Shares Redeemed	(7,370)	(16,483)	(28,442)	(66,655)	(36,218)	(104,674)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	11,490	4,322	(11,181)	687	(10,578)	(19,933)

Total Increase (Decrease) in Net Assets	15,945	(38,712)	(1,941)	(90,383)	25,519	(152,927)

Net Assets
Beginning of Period	100,157	138,869	423,548	513,931	689,405	842,332

End of Period	$116,102	$100,157	$421,607	$423,548	$714,924	$689,405

Portfolio Share Transactions:
Shares Sold	27,822	25,388	16,083	35,489	39,541	65,171
Reinvestment of Distributions Paid	—	2,679	—	23,383	—	64,731
Shares Redeemed	(10,818)	(21,977)	(26,436)	(57,454)	(55,767)	(154,215)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	17,004	6,090	(10,353)	1,418	(16,226)	(24,313)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

(in thousands)

	Multi-Sector Bond Portfolio		Balanced Portfolio		Asset Allocation Portfolio
	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
Change in Net Assets

Operations
Net Investment Income (Loss)	$24,767	$40,263	$4,491	$31,413	$591	$4,021
Net Realized Gain (Loss) on Investments	(10,381)	(58,886)	9,993	75,927	2,996	16,723
Net Change in Unrealized Appreciation (Depreciation) of Investments	21,541	(185,968)	121,244	(438,806)	18,841	(67,978)

Net Increase (Decrease) in Net Assets Resulting from Operations	35,927	(204,591)	135,728	(331,466)	22,428	(47,234)

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	—	(47,671)	—	(204,366)	—	(27,192)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(47,671)	—	(204,366)	—	(27,192)

Capital Transactions:
Shares Sold	44,817	98,697	33,125	64,833	7,385	13,330
Reinvestment of Distributions Paid	—	47,671	—	204,366	—	27,192
Shares Redeemed	(55,868)	(98,178)	(110,618)	(231,813)	(16,821)	(29,134)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(11,051)	48,190	(77,493)	37,386	(9,436)	11,388

Total Increase (Decrease) in Net Assets	24,876	(204,072)	58,235	(498,446)	12,992	(63,038)

Net Assets
Beginning of Period	1,112,579	1,316,651	1,883,127	2,381,573	257,699	320,737

End of Period	$1,137,455	$1,112,579	$1,941,362	$1,883,127	$270,691	$257,699

Portfolio Share Transactions:
Shares Sold	47,895	100,385	26,232	47,449	6,907	11,640
Reinvestment of Distributions Paid	—	52,850	—	169,037	—	26,949
Shares Redeemed	(59,740)	(101,784)	(87,872)	(171,879)	(15,798)	(25,974)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(11,845)	51,451	(61,640)	44,607	(8,891)	12,615

The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Cash Flows

NORTHWESTERN MUTUAL SERIES FUND, INC.

For the Six Months Ended June 30, 2023 (unaudited) (in thousands)

Long-Term U.S.
Government Bond Portfolio

Cash Flows from Operating Activities
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,455
Adjustments to Reconcile Net Increase (Decrease) in Net Assets Resulting from
Operations to Net Cash from Operating Activities
Purchase of Investment Securities	(115,089)
Proceeds from Disposition of Investment Securities	85,846
Proceeds from (Payments for) Closed Futures Contracts and Cleared Swaps	429
Proceeds from Securities Sold Short	4,455
Cash Paid for Terminated Options Written	(27)
Premiums Received on Options Written	60
Amortization (Accretion) of Premium/Discount, net	(637)
(Increase) Decrease in:
Receivable for Investment Securities Sold	4,092
Prepaid Expenses and Other Assets	(5)
Dividends and Interest Receivable	(94)
Increase (Decrease) in:
Directors Fees Payable	(3)
Collateral from counterparty	330
Payable for investment advisory fees	5
Accrued Expenses	4
Change in Net Unrealized (Appreciation) Depreciation of:
Investment Securities	(21,251)
Futures Contracts	(543)
Options Written	(11)
Short Sales	30
Swap Contracts	25
Net Realized (Gain) Loss from:
Investment Securities	18,499
Futures Contracts	123
Options Written	(61)
Paydowns	1
Short Sales	76
Swap Contracts	115

Total Adjustments	(23,631)

Net Cash (Used in) Provided by Operating Activities	(19,176)

Cash Flows from Financing Activities
Cash Received from Financing Transactions	774,597
Cash (Used for) Financing Transactions	(766,744)
Proceeds from reverse repurchase agreements	1,700
Payments on reverse repurchase agreements	(1,700)
Proceeds from Portfolio Shares Sold	18,690
Payment on Portfolio Shares Redeemed	(7,352)

Net Cash (Used in) Provided by Financing Activities	19,191

Net Increase (Decrease) in Cash and Cash Equivalents	15
Cash and Restricted Cash, Beginning of Period	1,884

Cash and Restricted Cash, End of Period	$1,899

The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Cash Flows

NORTHWESTERN MUTUAL SERIES FUND, INC.

For the Six Months Ended June 30, 2023 (unaudited) (in thousands)

Cash and Restricted Cash is the sum of Cash and Collateral with Counterparty from the Statement of Assets and Liabilities.

Supplemental disclosure of cash flow information:

Interest paid was $722 for the period ended June 30, 2023.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

NORTHWESTERN MUTUAL SERIES FUND, INC.

(For a share outstanding through the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return*	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets†		Ratio of Net Expenses to Average Net Assets†		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Growth Stock Portfolio
2023@	$2.04	$0.00	‡	$0.71	$0.71	$—	$—	$—	$2.75	34.70%	$989,238	0.43	%+	0.43	%+	0.19	%+	8%
2022	4.04	0.00	‡	(1.50)	(1.50)	—	(0.50)	(0.50)	2.04	(38.70)	750,703	0.43		0.43		0.04		14
2021	3.60	0.00	‡	0.61	0.61	(0.00)‡	(0.17)	(0.17)	4.04	16.67	1,389,899	0.42		0.42		(0.10)		36
2020	3.18	0.00	‡	1.04	1.04	(0.02)	(0.60)	(0.62)	3.60	34.97	1,286,403	0.43		0.42		0.00		24
2019	2.75	0.02		0.77	0.79	(0.02)	(0.34)	(0.36)	3.18	29.68	1,083,324	0.43		0.42		0.71		116
2018	3.03	0.02		0.08	0.10	(0.02)	(0.36)	(0.38)	2.75	1.26	898,626	0.43		0.42		0.68		48
Focused Appreciation Portfolio
2023@	$2.72	$0.00	‡	$1.02	$1.02	$—	$—	$—	$3.74	37.39%	$1,227,494	0.74	%+	0.62	%+	(0.04	)%+	5%
2022	4.32	0.00	‡	(1.19)	(1.19)	(0.00)‡	(0.41)	(0.41)	2.72	(27.83)	963,929	0.74		0.62		(0.03)		18
2021	4.02	0.00	‡	0.76	0.76	(0.01)	(0.45)	(0.46)	4.32	18.90	1,327,361	0.74		0.62		(0.01)		11
2020	3.17	0.01		1.02	1.03	(0.02)	(0.16)	(0.18)	4.02	32.55	1,186,696	0.75		0.62		0.19		21
2019	2.57	0.02		0.78	0.80	(0.02)	(0.18)	(0.20)	3.17	31.97	1,012,624	0.75		0.63		0.58		7
2018	2.71	0.02		(0.07)	(0.05)	(0.01)	(0.08)	(0.09)	2.57	(2.34)	849,169	0.75		0.63		0.65		7
Large Cap Core Stock Portfolio
2023@	$1.44	$0.01		$0.22	$0.23	$—	$—	$—	$1.67	15.74%	$637,478	0.45	%+	0.44	%+	1.02	%+	34%
2022	2.21	0.02		(0.43)	(0.41)	(0.02)	(0.34)	(0.36)	1.44	(18.88)	566,195	0.44		0.44		0.94		55
2021	1.91	0.01		0.47	0.48	(0.02)	(0.16)	(0.18)	2.21	25.10	842,806	0.44		0.43		0.70		56
2020	1.62	0.02		0.34	0.36	(0.02)	(0.05)	(0.07)	1.91	22.74	719,977	0.45		0.44		0.98		72
2019	1.31	0.02		0.39	0.41	(0.02)	(0.08)	(0.10)	1.62	31.19	633,208	0.45		0.44		1.19		54
2018	1.96	0.02		(0.05)	(0.03)	(0.03)	(0.59)	(0.62)	1.31	(6.04)	518,971	0.45		0.44		1.23		65
Large Cap Blend Portfolio
2023@	$1.08	$0.00	‡	$0.10	$0.10	$—	$—	$—	$1.18	9.53%	$178,140	0.81	%+	0.75	%+	0.88	%+	9%
2022	1.39	0.01		(0.21)	(0.20)	(0.01)	(0.10)	(0.11)	1.08	(13.78)	195,927	0.81		0.76		0.78		38
2021	1.25	0.01		0.22	0.23	(0.01)	(0.08)	(0.09)	1.39	18.46	203,126	0.81		0.78		0.68		19
2020	1.22	0.01		0.10	0.11	(0.06)	(0.02)	(0.08)	1.25	10.05	180,564	0.83		0.80		0.77		28
2019	1.09	0.06		0.20	0.26	(0.01)	(0.12)	(0.13)	1.22	23.97	174,953	0.82		0.82		4.92		24
2018	1.21	0.01		(0.06)	(0.05)	(0.01)	(0.06)	(0.07)	1.09	(4.00)	154,435	0.82		0.82		1.20		25

*	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†

Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’ expenses, please refer to the Fee and Expense table in the Prospectus.

@	For the six months ended June 30, 2023. (Unaudited)
‡	Amount is less than $0.005.
+	Computed on an annualized basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

NORTHWESTERN MUTUAL SERIES FUND, INC.

(For a share outstanding through the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return*	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets†		Ratio of Net Expenses to Average Net Assets†		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Index 500 Stock Portfolio
2023@	$6.38	$0.05	$1.02	$1.07	$—	$—	$—	$7.45	16.77%	$5,176,109	0.21	%+	0.20	%+	1.54	%+	1%
2022	8.18	0.10	(1.59)	(1.49)	(0.09)	(0.22)	(0.31)	6.38	(18.28)	4,465,914	0.21		0.20		1.41		2
2021	6.60	0.09	1.77	1.86	(0.09)	(0.19)	(0.28)	8.18	28.45	5,504,970	0.21		0.19		1.19		3
2020	5.79	0.09	0.94	1.03	(0.10)	(0.12)	(0.22)	6.60	18.18	4,419,729	0.21		0.20		1.63		5
2019	4.59	0.10	1.32	1.42	(0.09)	(0.13)	(0.22)	5.79	31.18	3,867,280	0.21		0.20		1.81		4
2018	4.93	0.09	(0.30)	(0.21)	(0.08)	(0.05)	(0.13)	4.59	(4.58)	3,009,141	0.21		0.20		1.74		4
Large Company Value Portfolio
2023@	$0.92	$0.01	$0.00 ‡	$0.01	$—	$—	$—	$0.93	0.87%	$153,716	0.80	%+	0.75	%+	2.04	%+	20%
2022	1.19	0.02	(0.03)	(0.01)	(0.04)	(0.22)	(0.26)	0.92	(0.34)	152,414	0.78		0.74		1.87		37
2021	1.00	0.02	0.19	0.21	(0.01)	(0.01)	(0.02)	1.19	21.92	227,560	0.76		0.74		1.63		40
2020	1.03	0.02	0.00 ‡	0.02	(0.02)	(0.03)	(0.05)	1.00	2.64	211,998	0.78		0.76		2.02		84
2019	0.89	0.02	0.21	0.23	(0.02)	(0.07)	(0.09)	1.03	27.66	205,550	0.77		0.75		1.86		62
2018	1.06	0.02	(0.09)	(0.07)	(0.02)	(0.08)	(0.10)	0.89	(7.92)	173,350	0.76		0.74		1.89		61
Domestic Equity Portfolio
2023@	$1.63	$0.02	$(0.02)	$0.00 ‡	$—	$—	$—	$1.63	(0.25)%	$1,037,975	0.54	%+	0.50	%+	2.00	%+	12%
2022	1.93	0.03	(0.10)	(0.07)	(0.03)	(0.20)	(0.23)	1.63	(2.99)	1,060,119	0.53		0.50		1.84		12
2021	1.64	0.03	0.33	0.36	(0.03)	(0.04)	(0.07)	1.93	22.71	1,096,677	0.53		0.50		1.77		29
2020	1.75	0.03	(0.04)	(0.01)	(0.03)	(0.07)	(0.10)	1.64	0.73	946,072	0.55		0.53		2.25		33
2019	1.55	0.03	0.28	0.31	(0.03)	(0.08)	(0.11)	1.75	20.77	920,776	0.54		0.53		2.08		12
2018	1.68	0.03	(0.07)	(0.04)	(0.03)	(0.06)	(0.09)	1.55	(2.81)	772,465	0.54		0.53		1.92		14
Equity Income Portfolio
2023@	$1.69	$0.02	$0.02	$0.04	$—	$—	$—	$1.73	2.49%	$697,090	0.66	%+	0.57	%+	2.56	%+	10%
2022	2.01	0.04	(0.10)	(0.06)	(0.04)	(0.22)	(0.26)	1.69	(3.22)	702,376	0.65		0.57		2.17		15
2021	1.63	0.03	0.39	0.42	(0.04)	—	(0.04)	2.01	25.70	867,936	0.65		0.57		1.74		18
2020	1.78	0.04	(0.05)	(0.01)	(0.07)	(0.07)	(0.14)	1.63	1.20	787,521	0.66		0.59		2.48		30
2019	1.53	0.07	0.33	0.40	(0.04)	(0.11)	(0.15)	1.78	26.61	814,252	0.65		0.61		4.21		18
2018	1.86	0.04	(0.19)	(0.15)	(0.04)	(0.14)	(0.18)	1.53	(9.35)	704,674	0.65		0.61		2.25		17

*	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†

Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’ expenses, please refer to the Fee and Expense table in the Prospectus.

@	For the six months ended June 30, 2023. (Unaudited)
‡	Amount is less than $0.005.
+	Computed on an annualized basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

NORTHWESTERN MUTUAL SERIES FUND, INC.

(For a share outstanding through the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return*	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets†		Ratio of Net Expenses to Average Net Assets†		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Mid Cap Growth Stock Portfolio
2023@	$2.71	$0.00	‡	$0.24	$0.24	$—	$—	$—	$2.95	8.85%	$1,066,491	0.54	%+	0.54	%+	0.14	%+	20%
2022	3.94	0.01		(0.95)	(0.94)	(0.00)‡	(0.29)	(0.29)	2.71	(23.77)	1,008,774	0.53		0.53		0.23		46
2021	4.09	0.01		0.41	0.42	(0.01)	(0.56)	(0.57)	3.94	10.18	1,375,568	0.53		0.52		0.13		30
2020	3.42	0.01		0.82	0.83	(0.01)	(0.15)	(0.16)	4.09	25.41	1,344,564	0.54		0.54		0.18		47
2019	2.69	0.01		0.87	0.88	(0.01)	(0.14)	(0.15)	3.42	33.01	1,153,757	0.54		0.54		0.28		30
2018	3.46	0.01		(0.17)	(0.16)	(0.00)‡	(0.61)	(0.61)	2.69	(7.38)	943,370	0.54		0.54		0.19		33
Index 400 Stock Portfolio
2023@	$1.97	$0.02		$0.15	$0.17	$—	$—	$—	$2.14	8.72%	$1,223,501	0.28	%+	0.25	%+	1.54	%+	8%
2022	2.57	0.03		(0.38)	(0.35)	(0.02)	(0.23)	(0.25)	1.97	(13.26)	1,137,710	0.28		0.25		1.34		14
2021	2.15	0.03		0.49	0.52	(0.02)	(0.08)	(0.10)	2.57	24.46	1,335,937	0.27		0.24		1.03		20
2020	2.02	0.02		0.23	0.25	(0.03)	(0.09)	(0.12)	2.15	13.37	1,115,469	0.28		0.26		1.31		18
2019	1.74	0.03		0.40	0.43	(0.02)	(0.13)	(0.15)	2.02	25.88	993,290	0.28		0.26		1.38		16
2018	2.11	0.03		(0.24)	(0.21)	(0.02)	(0.14)	(0.16)	1.74	(11.33)	792,780	0.28		0.26		1.29		18
Mid Cap Value Portfolio
2023@	$1.64	$0.02		$0.03	$0.05	$—	$—	$—	$1.69	2.74%	$654,077	0.88	%+	0.72	%+	2.23	%+	21%
2022	2.00	0.04		(0.08)	(0.04)	(0.04)	(0.28)	(0.32)	1.64	(1.15)	650,964	0.88		0.72		2.10		74
2021	1.65	0.03		0.35	0.38	(0.02)	(0.01)	(0.03)	2.00	23.27	704,855	0.88		0.72		1.54		54
2020	1.65	0.03		—	0.03	(0.03)	—	(0.03)	1.65	1.67	600,403	0.89		0.75		1.79		76
2019	1.43	0.03		0.37	0.40	(0.03)	(0.15)	(0.18)	1.65	29.21	591,514	0.89		0.75		1.74		44
2018	1.83	0.03		(0.23)	(0.20)	(0.03)	(0.17)	(0.20)	1.43	(12.85)	471,943	0.89		0.76		1.50		62
Small Cap Growth Stock Portfolio
2023@	$1.89	$0.00	‡	$0.25	$0.25	$—	$—	$—	$2.14	13.15%	$668,635	0.56	%+	0.56	%+	0.24	%+	34%
2022	3.22	0.00	‡	(0.90)	(0.90)	—	(0.43)	(0.43)	1.89	(28.49)	594,877	0.56		0.56		0.05		52
2021	3.42	0.00	‡	0.15	0.15	(0.00)‡	(0.35)	(0.35)	3.22	4.11	830,014	0.54		0.54		(0.06)		43
2020	2.72	0.00	‡	0.86	0.86	(0.00)‡	(0.16)	(0.16)	3.42	33.47	840,446	0.56		0.56		0.10		60
2019	2.35	0.00	‡	0.79	0.79	(0.00)‡	(0.42)	(0.42)	2.72	35.69	671,870	0.56		0.56		0.13		42
2018	2.88	0.00	‡	(0.28)	(0.28)	—	(0.25)	(0.25)	2.35	(11.71)	520,622	0.56		0.56		0.10		52

*	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†

Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’ expenses, please refer to the Fee and Expense table in the Prospectus.

@	For the six months ended June 30, 2023. (Unaudited)
‡	Amount is less than $0.005.
+	Computed on an annualized basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

NORTHWESTERN MUTUAL SERIES FUND, INC.

(For a share outstanding through the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return*	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets†		Ratio of Net Expenses to Average Net Assets†		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Index 600 Stock Portfolio
2023@	$1.39	$0.01	$0.07	$0.08	$—	$—	$—	$1.47	5.90%	$399,726	0.28	%+	0.28	%+	1.64	%+	12%
2022	1.85	0.02	(0.32)	(0.30)	(0.02)	(0.14)	(0.16)	1.39	(16.37)	371,552	0.28		0.28		1.12		16
2021	1.50	0.02	0.37	0.39	(0.01)	(0.03)	(0.04)	1.85	26.22	434,426	0.27		0.27		1.28		22
2020	1.43	0.01	0.13	0.14	(0.02)	(0.05)	(0.07)	1.50	10.93	344,102	0.31		0.31		1.10		28
2019	1.26	0.02	0.25	0.27	(0.00)‡	(0.10)	(0.10)	1.43	22.44	290,111	0.31		0.31		1.25		33
2018	1.45	0.02	(0.13)	(0.11)	(0.02)	(0.06)	(0.08)	1.26	(8.78)	221,803	0.31		0.31		1.06		38
Small Cap Value Portfolio
2023@	$1.81	$0.01	$0.06	$0.07	$—	$—	$—	$1.88	3.81%	$549,352	0.88	%+	0.87	%+	0.86	%+	15%
2022	2.58	0.01	(0.48)	(0.47)	(0.01)	(0.29)	(0.30)	1.81	(18.53)	535,618	0.88		0.87		0.50		27
2021	2.20	0.01	0.49	0.50	(0.01)	(0.11)	(0.12)	2.58	23.00	685,304	0.87		0.86		0.27		22
2020	2.17	0.01	0.15	0.16	(0.01)	(0.12)	(0.13)	2.20	9.29	615,079	0.88		0.88		0.50		28
2019	2.04	0.01	0.50	0.51	(0.01)	(0.37)	(0.38)	2.17	25.89	605,534	0.88		0.87		0.48		25
2018	2.54	0.01	(0.31)	(0.30)	(0.01)	(0.19)	(0.20)	2.04	(12.73)	530,072	0.88		0.87		0.43		22
International Growth Portfolio
2023@	$1.63	$0.01	$0.23	$0.24	$—	$—	$—	$1.87	14.82%	$978,686	0.62	%+	0.62	%+	1.59	%+	9%
2022	2.40	0.02	(0.58)	(0.56)	(0.01)	(0.20)	(0.21)	1.63	(23.13)	893,048	0.62		0.62		0.84		15
2021	2.14	0.01	0.33	0.34	(0.01)	(0.07)	(0.08)	2.40	15.92	1,068,232	0.62		0.61		0.51		25
2020	1.85	0.01	0.32	0.33	(0.03)	(0.01)	(0.04)	2.14	17.91	924,242	0.63		0.63		0.64		21
2019	1.39	0.03	0.46	0.49	(0.02)	(0.01)	(0.03)	1.85	34.80	816,113	0.64		0.64		1.79		21
2018	1.59	0.02	(0.20)	(0.18)	(0.02)	—	(0.02)	1.39	(11.28)	626,082	0.65		0.65		1.28		33
Research International Core Portfolio
2023@	$0.98	$0.01	$0.09	$0.10	$—	$—	$—	$1.08	9.86%	$798,977	0.80	%+	0.75	%+	2.69	%+	10%
2022	1.29	0.02	(0.25)	(0.23)	(0.02)	(0.06)	(0.08)	0.98	(17.16)	744,073	0.80		0.75		1.83		25
2021	1.18	0.02	0.12	0.14	(0.01)	(0.02)	(0.03)	1.29	12.07	963,103	0.78		0.73		1.37		18
2020	1.08	0.01	0.13	0.14	(0.02)	(0.02)	(0.04)	1.18	13.46	891,001	0.81		0.76		1.36		25
2019	0.88	0.02	0.23	0.25	(0.02)	(0.03)	(0.05)	1.08	28.25	784,885	0.82		0.77		2.32		18
2018	1.04	0.02	(0.16)	(0.14)	(0.02)	—	(0.02)	0.88	(13.66)	595,585	0.82		0.77		1.88		24

*	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†

Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’ expenses, please refer to the Fee and Expense table in the Prospectus.

@	For the six months ended June 30, 2023. (Unaudited)
+	Computed on an annualized basis.
‡	Amount is less than $0.005.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

NORTHWESTERN MUTUAL SERIES FUND, INC.

(For a share outstanding through the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments		Total Distributions	Net Asset Value, End of Period	Total Return*	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets†		Ratio of Net Expenses to Average Net Assets†		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
International Equity Portfolio
2023@	$1.40	$0.03		$0.12	$0.15	$—	$—		$—	$1.55	10.28%	$1,830,162	0.68	%+	0.68	%+	3.91	%+	7%
2022	1.59	0.04		(0.15)	(0.11)	(0.04)	(0.04)		(0.08)	1.40	(6.83)	1,726,196	0.69		0.63		2.69		13
2021	1.55	0.04		0.04	0.08	(0.04)	—		(0.04)	1.59	5.00	1,865,208	0.68		0.51		2.30		118
2020	1.65	0.04		(0.09)	(0.05)	(0.05)	—		(0.05)	1.55	(2.71)	1,779,819	0.68		0.54		2.59		65
2019	1.58	0.05		0.14	0.19	(0.04)	(0.08)		(0.12)	1.65	12.60	1,793,034	0.68		0.54		3.33		43
2018	1.91	0.04		(0.32)	(0.28)	(0.05)	—		(0.05)	1.58	(15.41)	1,604,068	0.68		0.54		2.36		31
Emerging Markets Equity Portfolio
2023@	$0.89	$0.01		$0.04	$0.05	$—	$—		$—	$0.94	5.15%	$893,846	1.09	%+	0.91	%+	2.99	%+	12%
2022	1.32	0.01		(0.35)	(0.34)	(0.01)	(0.08)		(0.09)	0.89	(25.28)	854,238	1.09		0.91		1.29		33
2021	1.39	0.02		(0.08)	(0.06)	(0.01)	—		(0.01)	1.32	(4.55)	993,493	1.06		0.91		1.14		33
2020	1.12	0.01		0.28	0.29	(0.02)	—		(0.02)	1.39	26.86	1,024,098	1.10		0.95		0.67		31
2019	0.94	0.02		0.17	0.19	(0.01)	—		(0.01)	1.12	20.60	834,010	1.11		0.99		2.40		22
2018	1.10	0.01		(0.16)	(0.15)	(0.01)	—		(0.01)	0.94	(13.75)	675,350	1.11		1.00		1.27		17
Government Money Market Portfolio
2023@	$1.00	$0.02		$—	$0.02	$(0.02)	$—		$(0.02)	$1.00	2.21%	$528,795	0.33	%+	0.33	%+	4.42	%+	—%
2022	1.00	0.01		—	0.01	(0.01)	(0.00	)‡	(0.01)	1.00	1.36	542,517	0.33		0.28	**	1.40		—
2021	1.00	0.00	‡	—	0.00 ‡	(0.00)‡	(0.00	)‡	(0.00)‡	1.00	—	488,858	0.33		0.08	**	0.00		—
2020	1.00	0.00	‡	—	0.00 ‡	(0.00)‡	(0.00	)‡	(0.00)‡	1.00	0.31	582,312	0.33		0.25	**	0.26		—
2019	1.00	0.02		—	0.02	(0.02)	(0.00	)‡	(0.02)	1.00	1.94	446,517	0.33		0.33		1.91		—
2018	1.00	0.02		—	0.02	(0.02)	(0.00	)‡	(0.02)	1.00	1.54	443,474	0.34		0.34		1.53		—
Short-Term Bond Portfolio
2023@	$0.99	$0.02		$0.00 ‡	$0.02	$—	$—		$—	$1.01	1.52%	$384,306	0.38	%+	0.38	%+	3.13	%+	22	%§
2022	1.05	0.02		(0.07)	(0.05)	(0.01)	(0.00	)‡	(0.01)	0.99	(4.52)	382,738	0.38		0.38		1.90		54	§
2021	1.08	0.01		(0.02)	(0.01)	(0.02)	(0.00	)‡	(0.02)	1.05	(0.10)	412,284	0.38		0.38		1.27		46	§
2020	1.06	0.02		0.02	0.04	(0.02)	—		(0.02)	1.08	4.29	383,608	0.39		0.39		1.96		49	§
2019	1.03	0.03		0.02	0.05	(0.02)	—		(0.02)	1.06	4.38	334,574	0.39		0.39		2.47		56	§
2018	1.03	0.02		—	0.02	(0.02)	—		(0.02)	1.03	1.36	306,541	0.39		0.39		2.14		41	§

*	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†

Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’ expenses, please refer to the Fee and Expense table in the Prospectus.

@	For the six months ended June 30, 2023. (Unaudited)
+	Computed on an annualized basis.
**

During the years ended December 31, 2022, 2021 and 2020, MSA voluntarily agreed to waive a portion of its advisory fee to maintain a positive yield in the Government Money Market Portfolio. The Government Money Market Portfolio’s net expense ratio would increase by an amount of 0.04%, 0.25% and 0.08%, respectively, if such voluntary waiver were excluded for the years ended December 31, 2022, 2021 and 2020.

‡	Amount is less than $0.005.
§	Portfolio Turnover Rate excludes the impact of TBA transactions.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

NORTHWESTERN MUTUAL SERIES FUND, INC.

(For a share outstanding through the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return*	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets†		Ratio of Net Expenses to Average Net Assets†		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Select Bond Portfolio
2023@	$1.07	$0.02	$0.01	$0.03	$—	$—	$—	$1.10	2.62%	$2,823,754	0.31	%+	0.31	%+	3.58	%+	147	%§
2022	1.26	0.03	(0.20)	(0.17)	(0.02)	(0.00)‡	(0.02)	1.07	(13.33)	2,786,616	0.31		0.31		2.30		275	§
2021	1.37	0.02	(0.04)	(0.02)	(0.03)	(0.06)	(0.09)	1.26	(1.59)	3,428,416	0.31		0.30		1.15		272	§
2020	1.30	0.02	0.10	0.12	(0.04)	(0.01)	(0.05)	1.37	8.98	3,404,268	0.31		0.30		1.75		340	§
2019	1.23	0.04	0.07	0.11	(0.04)	—	(0.04)	1.30	8.65	3,192,050	0.31		0.30		2.76		403	§
2018	1.26	0.03	(0.03)	0.00 ‡	(0.03)	—	(0.03)	1.23	(0.21)	2,967,993	0.31		0.31		2.74		294	§
Long-Term U.S. Government Bond Portfolio
2023@	$0.65	$0.01	$0.02	$0.03	$—	$—	$—	$0.68	4.46%	$116,102	1.96	%**,+	1.93	%**,+	2.58	%+	17	%§
2022	0.94	0.02	(0.30)	(0.28)	(0.01)	—	(0.01)	0.65	(29.53)	100,157	1.02	**	0.98	**	2.49		27	§
2021	1.21	0.02	(0.08)	(0.06)	(0.01)	(0.20)	(0.21)	0.94	(5.37)	138,869	0.67	**	0.67	**	1.73		28	§
2020	1.12	0.02	0.17	0.19	(0.02)	(0.08)	(0.10)	1.21	17.37	153,933	0.94	**	0.94	**	1.61		157	§
2019	1.01	0.02	0.11	0.13	(0.02)	—	(0.02)	1.12	13.17	122,854	1.25	**	1.23	**	2.06		5	§
2018	1.08	0.03	(0.06)	(0.03)	(0.02)	(0.02)	(0.04)	1.01	(2.04)	111,468	0.90	**	0.89	**	2.48		43	§
Inflation Protection Portfolio
2023@	$1.05	$0.02	$0.00 ‡	$0.02	$—	$—	$—	$1.07	2.19%	$421,607	0.58	%+	0.55	%+	3.03	%+	30%
2022	1.28	0.05	(0.21)	(0.16)	(0.04)	(0.03)	(0.07)	1.05	(12.96)	423,548	0.57		0.54		4.44		51
2021	1.21	0.04	0.04	0.08	(0.01)	(0.00)‡	(0.01)	1.28	6.61	513,931	0.56		0.53		3.17		78
2020	1.13	0.02	0.08	0.10	(0.02)	—	(0.02)	1.21	9.57	423,389	0.58		0.55		1.34		56
2019	1.06	0.02	0.08	0.10	(0.03)	—	(0.03)	1.13	9.02	381,132	0.59		0.55		2.13		40
2018	1.11	0.03	(0.06)	(0.03)	(0.02)	—	(0.02)	1.06	(2.61)	349,571	0.59		0.55		2.55		23
High Yield Bond Portfolio
2023@	$0.63	$0.02	$0.01	$0.03	$—	$—	$—	$0.66	5.26%	$714,924	0.45	%+	0.45	%+	6.15	%+	8%
2022	0.75	0.04	(0.12)	(0.08)	(0.04)	—	(0.04)	0.63	(11.33)	689,405	0.45		0.45		5.54		19
2021	0.75	0.04	—	0.04	(0.04)	—	(0.04)	0.75	5.31	842,332	0.44		0.44		4.87		35
2020	0.75	0.04	—	0.04	(0.04)	—	(0.04)	0.75	6.64	825,203	0.45		0.45		5.36		42
2019	0.69	0.04	0.06	0.10	(0.04)	—	(0.04)	0.75	14.97	846,127	0.45		0.45		5.73		33
2018	0.75	0.04	(0.06)	(0.02)	(0.04)	—	(0.04)	0.69	(2.71)	763,366	0.45		0.45		5.65		23

*	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†

Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’ expenses, please refer to the Fee and Expense table in the Prospectus.

@	For the six months ended June 30, 2023. (Unaudited)
+	Computed on an annualized basis.
§	Portfolio Turnover Rate excludes the impact of TBA transactions.
‡	Amount is less than $0.005.
**

The ratios of gross expenses to average net assets and net expenses to average net assets include interest expense. Excluding interest expense, the ratios would be 0.68% and 0.66% respectively for the period ended June 30, 2023, 0.68% and 0.65% respectively in 2022, 0.65% and 0.65% respectively in 2021, 0.64% and 0.64% respectively in 2020, 0.67% and 0.65% respectively in 2019, 0.67% and 0.65% respectively in 2018.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

NORTHWESTERN MUTUAL SERIES FUND, INC.

(For a share outstanding through the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return*	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets†		Ratio of Net Expenses to Average Net Assets†		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Multi-Sector Bond Portfolio
2023@	$0.91	$0.02		$0.01	$0.03	$—	$—	$—	$0.94	3.18%	$1,137,455	0.82	%**,+	0.73	%**,+	4.40	%+	7%
2022	1.13	0.03		(0.21)	(0.18)	(0.04)	(0.00)‡	(0.04)	0.91	(15.39)	1,112,579	0.81	**	0.72	**	3.48		18
2021	1.16	0.03		(0.03)	0.00 ‡	(0.02)	(0.01)	(0.03)	1.13	(0.08)	1,316,651	0.81	**	0.71	**	2.90		21
2020	1.14	0.04		0.03	0.07	(0.05)	(0.00)‡	(0.05)	1.16	6.13	1,148,511	0.82	**	0.73	**	3.23		30	§
2019	1.05	0.04		0.10	0.14	(0.05)	—	(0.05)	1.14	14.04	1,021,824	0.83	**	0.74	**	3.53		30	§
2018	1.09	0.04		(0.05)	(0.01)	(0.03)	—	(0.03)	1.05	(1.30)	874,943	0.82	**	0.75	**	3.67		37	§
Balanced Portfolio
2023@	$1.21	$0.00	‡	$0.09	$0.09	$—	$—	$—	$1.30	7.28%	$1,941,362	0.31	%+	0.06	%+	0.47	%+	5%
2022	1.57	0.02		(0.24)	(0.22)	(0.05)	(0.09)	(0.14)	1.21	(14.14)	1,883,127	0.31		0.06		1.54		30
2021	1.57	0.02		0.10	0.12	(0.04)	(0.08)	(0.12)	1.57	7.56	2,381,573	0.31		0.06		1.51		20
2020	1.49	0.04		0.13	0.17	(0.04)	(0.05)	(0.09)	1.57	12.49	2,367,387	0.31		0.06		2.40		28
2019	1.36	0.03		0.21	0.24	(0.04)	(0.08)	(0.11)	1.49	17.92	2,254,235	0.31		0.06		2.14		17
2018	1.47	0.03		(0.07)	(0.04)	(0.04)	(0.03)	(0.07)	1.36	(3.45)	2,065,353	0.31		0.06		2.25		27
Asset Allocation Portfolio
2023@	$1.01	$0.00	‡	$0.09	$0.09	$—	$—	$—	$1.10	8.88%	$270,691	0.58	%+	0.09	%+	0.45	%+	6%
2022	1.33	0.02		(0.23)	(0.21)	(0.03)	(0.08)	(0.11)	1.01	(14.83)	257,699	0.57		0.09		1.46		35
2021	1.29	0.02		0.12	0.14	(0.03)	(0.07)	(0.10)	1.33	10.45	320,737	0.55		0.09		1.37		18
2020	1.22	0.03		0.12	0.15	(0.03)	(0.05)	(0.08)	1.29	13.43	306,692	0.57		0.09		2.32		29
2019	1.10	0.02		0.20	0.22	(0.03)	(0.08)	(0.10)	1.22	21.08	287,738	0.57		0.09		1.96		15
2018	1.21	0.03		(0.09)	(0.06)	(0.02)	(0.03)	(0.05)	1.10	(4.88)	249,511	0.57		0.09		2.24		32

*	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†

Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’ expenses, please refer to the Fee and Expense table in the Prospectus.

@	For the six months ended June 30, 2023. (Unaudited)
+	Computed on an annualized basis.
**

The ratios of gross expenses to average net assets and net expenses to average net assets include interest expense. Excluding interest expense, the ratios would be 0.82% and 0.73% for the period ended June 30, 2023, 0.81% and 0.71% respectively in 2022, 0.80% and 0.71% respectively in 2021, 0.81% and 0.72% respectively in 2020, 0.82% and 0.73% respectively in 2019, 0.81% and 0.74% respectively in 2018.

‡	Amount is less than $0.005.
§	Portfolio Turnover Rate excludes the impact of TBA transactions.

The Accompanying Notes are an Integral Part of the Financial Statements.

Notes to Financial Statements (unaudited)

NOTE 1. ORGANIZATION

Northwestern Mutual Series Fund, Inc. (the “Series Fund”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Series Fund is also considered an investment company following the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Series Fund consists of the Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Government Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio and Asset Allocation Portfolio (each, a “Portfolio” or collectively, the “Portfolios”). All of the outstanding shares of each Portfolio are held by an affiliate, The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), for its segregated asset accounts (either directly or indirectly through one or more underlying Portfolios operating as affiliated fund of funds). The Government Money Market Portfolio is a government money market fund under Rule 2a-7 of the 1940 Act.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Series Fund in the preparation of its financial statements.

A. Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B. Foreign Income and Capital Gains Taxes — The Portfolios may be subject to income taxes imposed by certain countries in which they invest. Foreign withholding taxes on dividends and interest are netted against income and separately disclosed in the Statements of Operations.

Some of the Portfolios may be subject to capital gains taxes imposed by certain countries in which they invest. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

C. Federal Income Taxes — The Portfolios’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their respective shareholders. The Portfolios also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax, as applicable, on distributable income and gains.

In accordance with the authoritative guidance for uncertainty in income taxes, management of the Series Fund has reviewed all open tax years (2019 to 2022) for major jurisdictions and concluded there was no material impact to the Portfolios’ net assets or results of operations. There is no material tax liability relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

D. Distributions — Dividends from net investment income and net realized capital gains are declared and paid each business day for the Government Money Market Portfolio and at least annually for the remaining Portfolios, when applicable.

E. Other — The Portfolios record security transactions on trade date. The basis for determining cost on sale of securities is identified cost. Interest income is recorded daily on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as information from issuers is available. Where applicable, dividends are recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Expenses directly attributable to a Portfolio are incurred by the respective Portfolio. Expenses that are not directly attributable to one

Notes to Financial Statements (unaudited)

or more Portfolios are allocated among applicable Portfolios on an equitable and consistent basis considering such things as the nature and type of expenses and the relative net assets of the Portfolios. The Portfolios consider highly liquid temporary cash investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in the short-term investments on the Schedule of Investments as well as in investments on the Statements of Assets and Liabilities. Temporary cash overdrafts are reported as a payable to custodian.

F. New Accounting Pronouncements — In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” In January 2021 and December 2022, the FASB issued ASU 2021-01 and ASU 2022-06, respectively. ASU 2021-01 and 2022-06 provide further amendments to Topic 848. Collectively, these ASUs provide optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are to be discontinued. The ASUs are effective immediately upon release of the update on March 12, 2020 through December 31, 2024. Management evaluated this guidance in connection with the preparation of the financial statements in light of investments by the Portfolios in securities relying on LIBOR reference rates.

In June 2022, the FASB issued ASU 2022-03, “Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.” The ASU clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures related to equity securities subject to contractual sale restrictions. The ASU is effective for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management does not anticipate the effect of this guidance to have a material impact on future financial statements.

NOTE 3. SECURITY VALUATION

For purposes of calculating a net asset value, Portfolio securities and other assets are valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day during which the Exchange is open for trading.

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

●	Level 1 — fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

●

Level 2 — fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

●	Level 3 — fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolios’ perceived risk of that instrument.

The following is a description of the valuation techniques and significant inputs used in determining the value of the Portfolios’ investments classified as Level 1 and Level 2 in the fair value hierarchy:

●

Equity securities (common and preferred stock) and exchange traded funds (“ETFs”) for which market quotations are readily available are valued at the last sale or, when available, official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are generally valued at the last quoted bid price. Equity securities traded only in the over-the-counter market and not on a securities exchange are valued at the last sale price or closing bid price, if no sales have occurred. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Additionally, for foreign

Notes to Financial Statements (unaudited)

securities, fair value procedures are used if a significant event occurs between the close of the foreign market and the U.S. market close. The fair value price is reflected as Level 2 in the fair value hierarchy when such fair value procedures are applied.

●

Fixed income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, and non-U.S. bonds are generally valued on the basis of service provider prices that use broker dealer quotations or valuation estimates from internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, call features, maturities, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.

●	Fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 in the fair value hierarchy.

●

Mortgage related and asset backed securities are generally issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage related and asset backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.

●

Investments in open-end mutual funds (including other Portfolios and excluding ETFs) are valued at the mutual fund’s closing net asset value per share and are categorized as Level 1 in the fair value hierarchy.

●

Short-term investments, other than in the Government Money Market Portfolio, are generally valued by a pricing service. All securities in the Government Money Market Portfolio are valued using amortized cost, unless the current market value differs substantially from the amortized cost, at which time the securities are marked to market. Because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.

●

Listed derivatives, such as futures or option contracts, which are actively traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation and are categorized as Level 1 in the fair value hierarchy.

●

Centrally-cleared swaps and over-the-counter financial derivatives, such as foreign currency contracts, options contracts, or swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Depending on the product and the terms of the transaction, the value of the derivatives can be estimated using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.

The following is a description of the valuation techniques and significant inputs used in determining the value the Portfolios’ investments classified as Level 3 in the fair value hierarchy:

●

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith in accordance with procedures adopted by the Series Fund’s Board of Directors (“Board”). Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g. trade information or broker quotes). The factors considered in reaching these values at June 30, 2023 included, but were not limited to, broker quotes, liquidity, prepayment speed, duration, geopolitical events and recoverability.

A table summarizing each Portfolio’s investments under this hierarchy is included following each Portfolio’s Schedule of

Notes to Financial Statements (unaudited)

Investments. Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in investments’ valuation changes. For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. Additionally, U.S GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements, a Level 3 reconciliation and details of significant unobservable inputs have been included in the notes to the Schedule of Investments for Portfolios that have a material amount of Level 3 investments. As of June 30, 2023, there were no Portfolios that owned a material amount of Level 3 securities.

The Series Fund and Mason Street Advisors, LLC (“MSA”), the Portfolios’ investment adviser, have adopted joint policies and procedures (“Pricing Procedures”) which govern the pricing of Portfolio securities and other investments. The Board has approved the Pricing Procedures and designated MSA as the Board’s valuation designee under Rule 2a-5 of the 1940 Act to be responsible for the execution of the valuation process for the securities and other assets held by each Portfolio. The day-to-day responsibility for pricing Portfolio securities and other investments has been delegated to State Street Bank and Trust Company in its capacity as fund accountant, subject to the oversight of MSA. MSA has formed a cross-functional group comprised of representatives from Northwestern Mutual and Series Fund officers to assist it with its responsibilities as valuation designee. While the Board has designated MSA to perform these responsibilities, it oversees MSA in its role as valuation designee.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

A. Delayed Delivery Transactions and When-Issued Securities — Certain Portfolios may engage in securities transactions on a when-issued or delayed delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations, and the Portfolios post collateral to meet margin requirements. A Portfolio may dispose of or renegotiate a delayed delivery transaction, which may result in a capital gain or loss.

B. Repurchase Agreements — Certain Portfolios may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, a Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

C. Restricted Securities — Certain Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from registration before being sold to the public. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

D. Foreign Currency Transactions — Certain Portfolios may have securities and other assets and liabilities denominated in foreign currencies which are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Portfolios purchase or sell a foreign security they may enter into a foreign currency exchange contract to minimize exchange rate risk from the trade date to the settlement date of such transaction. Such foreign currency exchange contracts are marked to market daily.

The Portfolios do not separately report the results of operations due to fluctuations in foreign exchange rates on investments from the changes arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.

Notes to Financial Statements (unaudited)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, and the differences between the amounts of income and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent of the amounts actually received or paid.

E. Mortgage Backed and Asset Backed Securities — Certain Portfolios may invest in mortgage backed securities, including collateralized mortgage obligations, and asset backed securities. Mortgage backed securities are interests in pools of residential or commercial mortgage loans and asset backed securities are interests in pools of other assets, including various types of loans and credit card receivables. These securities provide a monthly payment, consisting of both a principal and interest component. Interest payments may be based on either fixed rates or adjustable rates. Receipt of principal payment reduces the outstanding par amount of the security and may generate realized gains or losses. Yields on mortgage backed securities are affected by interest and prepayment rates, which, in turn, are influenced by a variety of economic, geographical, social and other factors. Maturities on mortgage backed securities represent stated maturity dates. Actual maturity dates may differ based on prepayment rates. Unlike mortgage backed securities issued or guaranteed by the U.S. government or one of its sponsored entities, mortgage backed securities and asset backed securities issued by private issuers do not have a government or government sponsored entity guarantee. These issuers may provide credit enhancements through external entities such as financial institutions or through the structuring of the transaction itself. There is no guarantee that credit enhancements, if any, will be sufficient to prevent losses.

F. Inflation-Indexed Bonds — Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income in the applicable Portfolio’s Statements of Operations even though investors do not receive their principal until maturity.

G. Short Sales — Certain Portfolios may enter into short sale transactions. A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested.

H. Financing Transactions — Certain Portfolios may enter into financing transactions. In a financing transaction, the Portfolio transfers a security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and future settlement date. For U.S. GAAP purposes, a financing transaction is accounted for as a secured borrowing and not as a purchase or sale. During the term of the borrowing, the Portfolio is entitled to the interest on the security. The difference between the sale price and repurchase price is included in net investment income with the cost of the secured borrowing transaction being recorded in interest expense over the term of the borrowing. The Portfolio will benefit from the transaction if the income earned on the investment purchased with the cash received in the financing transaction exceeds the interest expense incurred by the Portfolio. If the interest expense exceeds the income earned, the Portfolio’s net investment income and dividends to shareholders may be adversely impacted. Financing transactions involve the risk that the market value of the securities that the Portfolio is required to repurchase may decline below the agreed upon repurchase price of those securities. For the period ended June 30, 2023, the Long-Term U.S. Government Bond Portfolio entered into financing transactions utilizing various U.S. Treasury bonds.

I. Loan Participation and Assignments — Certain Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolios’ investments in a loan may be in the form of either actual participation in loans or assignments of all or part of the loans from third parties. A loan is often administered by a bank or other financial institution that acts as an agent for all holders. The agent administers the terms of the loan which are specified in the loan agreement. The Portfolios may invest in multiple series or tranches of a loan, each of which can have different terms and associated risks. The Portfolios generally do not have a right to enforce compliance with the terms of the loan agreement and as a result, the Portfolios may be subject to the credit risk of the borrower and lender that is selling the loan agreement. When the Portfolios purchase assignments from lenders they

Notes to Financial Statements (unaudited)

acquire direct rights against the borrower of the loan. The Portfolios may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments can include lines of credit, which may require the Portfolios to grant additional cash to the borrower upon demand from the borrower. These unfunded loan commitments are in fact a future obligation in full, although a percentage of the loan amount may not be utilized by the borrower. When investing in a loan, the Portfolios have the right to receive principal, interest and any fees from the lender selling the loan agreement and only when the payments are received by the lender from the borrower. There may also be a commitment fee due to the Portfolios based on the unused portion of the line of credit of the floating rate loan. In certain cases, the Portfolios may be entitled to a penalty fee if there was a prepayment of a floating rate loan by the borrower. Fees that are earned or paid will be reflected as interest income or interest expense on the Statements of Operations. Unfunded loan commitments are reflected as a liability on the Statements of Assets and Liabilities.

J. Reverse Repurchase Agreements — Certain Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. When effecting reverse repurchase transactions, the Portfolio will hold securities of a dollar amount equal in value to the securities subject to the reverse repurchase agreement in a segregated account.

NOTE 5. DERIVATIVE INSTRUMENTS

The Portfolios may use derivative instruments for various purposes, including as a cash management strategy, to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, to hedge exposure to a foreign currency, or as an alternative to direct investments. Because the Portfolios are required to account for derivative instruments at fair value and recognize changes in fair value through the Statements of Operations, the Portfolios’ derivatives do not qualify for hedge accounting treatment.

Certain Portfolios segregate cash to cover margin requirements for derivative positions. These amounts are denoted as “Cash Collateral for Derivative Positions” on the Statements of Assets and Liabilities.

A. Futures Contracts — Certain Portfolios invest in futures contracts as an alternative to investing in individual securities and could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Portfolios receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin,” are recorded by the Portfolios as unrealized gains or losses. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

B. Forward Foreign Currency Contracts — The Portfolios may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies or as part of an investment strategy. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is recorded. Risks may arise from changes in market value of the underlying instruments and from the possible inability of counterparties to meet the terms of their contracts.

C. Options — Certain Portfolios may write call and put options on futures, swaps, securities or currencies they own or in which they may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio writes a put option, it is exposed to a decline in the price of the underlying

Notes to Financial Statements (unaudited)

security. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (called) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is a risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Certain Portfolios may also purchase call and put options on futures, swaps, securities or currencies they own or in which they may invest. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium on the purchase of a put option but receives the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio purchases a call option, it is exposed to a decline in the price of the underlying security. Premiums paid are reflected in the Statements of Assets and Liabilities as an investment and are subsequently marked to market to reflect the current value of the option. Premiums paid from purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine realized gain or loss. The risk associated with a Portfolio purchasing call or put options is limited to the premium paid.

D. Swap Agreements — The Portfolios may enter into swap agreements on interest rate, total return and credit default to manage their exposure to interest rates, foreign currencies, investment style risk and credit risk or as an alternative to direct investing. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

Swaps are marked to market daily based upon quotations from market makers or values from third party vendors, which may include a registered commodities exchange, and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Daily changes in the valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period of the swap are reflected on the Statements of Assets and Liabilities. Upfront payments are amortized to realized gain or loss. Upon termination of the swap, unamortized upfront payments are recorded as realized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Portfolios are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates.

Interest Rate Swaps — Interest rate swap agreements involve the exchange by a Portfolio with another party to pay or receive a set of cash flows, e.g., an exchange of floating rate payments for fixed rate payments based on a notional amount of principal.

Total Return Swaps — Total return swap agreements involve commitments to pay or receive a financing rate in exchange for the total return of an underlying reference entity, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

Credit Default Swaps — Credit default swap agreements involve one party making a series of payments to another party in exchange for the right to receive a cash payment equal to the notional value of the swap in the event of a default by a third

Notes to Financial Statements (unaudited)

party, typically corporate issues or sovereign issues of an emerging market country. A Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers where the Portfolio owns or has exposure to the corporate or sovereign issue or to take an active long or short position on the likelihood of a particular issuer’s default.

As a seller of protection, the Portfolio generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio adds leverage to its investments because the Portfolio has investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally makes an upfront payment or pays a fixed rate of interest throughout the term of the swap provided that there is no credit event. The Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country serve as an indicator of the current status of the payment/performance risk and represent the likelihood of a credit event occurring. The implied credit spread of a particular referenced entity reflects the cost of selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and indicate a greater likelihood a credit event could occur as defined under the terms of the agreement. Open credit default swaps on corporate or sovereign issues and credit indices are disclosed in the Schedules of Investments.

If the Portfolio is a seller of protection and a credit event occurs, the Portfolio will either pay to the buyer of the protection an amount equal to the notional value of the swap and may take delivery of the obligation or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the agreement. Notional amounts and fair market value of all credit default swap agreements outstanding for each Portfolio are disclosed in the Schedules of Investments. These maximum potential amounts would be partially offset by any recovery values of the referenced obligations, upfront payments received upon entering into the agreement, or net amounts received by the Portfolio from the settlement of credit default swap agreements purchasing protection for the same referenced obligation.

E. Derivative Disclosures — Derivative positions held by the Portfolios by contract type and primary risk exposure, including location on the Statement of Assets and Liabilities and value as of June 30, 2023, are (amounts in thousands):

	Asset Derivatives		Liability Derivatives
Portfolio	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Index 500 Stock Portfolio
Equity contracts	Receivables – Variation Margin (Futures)	$609	Payables – Variation Margin (Futures)	$-
Large Company Value Portfolio
Forward foreign	Receivables – Foreign Currency	4	Payables – Foreign Currency	11
currency contracts
Index 400 Stock Portfolio
Equity contracts	Receivables – Variation Margin (Futures)	131	Payables – Variation Margin (Futures)	-
Mid Cap Value Portfolio
Forward foreign	Receivables – Foreign Currency	2	Payables – Foreign Currency	65
currency contracts
Index 600 Portfolio
Equity contracts	Receivables – Variation Margin (Futures)	7	Payables – Variation Margin (Futures)	-
International Growth Portfolio
Forward foreign	Receivables – Foreign Currency	1	Payables – Foreign Currency	-
currency contracts

Notes to Financial Statements (unaudited)

	Asset Derivatives		Liability Derivatives
Portfolio	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Research International Core Portfolio

Forward foreign currency contracts	Receivables – Foreign Currency	$2	Payables – Foreign Currency	$-
International Equity Portfolio

Forward foreign currency contracts	Receivables – Foreign Currency	6,739	Payables – Foreign Currency	93
Short-Term Bond Portfolio

Interest rate contracts	Receivables – Variation Margin (Futures)	-	Payables – Variation Margin (Futures)	35
Long-Term U.S. Government Bond Portfolio

Interest rate contracts	Receivables – Variation Margin (Futures)	4	Payables – Variation Margin (Futures)	114

Interest rate contracts	Receivables – Variation Margin (Cleared Swap)	-	Payables – Variation Margin (Cleared Swap)	20

Interest rate contracts	Receivables – Outstanding Options Written, at Value	-	Payables – Outstanding Options Written, at Value	8
Inflation Protection Portfolio

Forward foreign currency contracts	Receivables – Foreign Currency	-	Payables – Foreign Currency	182

Inflation contracts	Receivables – Variation Margin (Cleared Swap)	77	Payables – Variation Margin (Cleared Swap)	-

Inflation contracts	Receivables – Outstanding Swaps Contracts, at Value	6,280	Payables – Outstanding Swaps Contracts, at Value	312
Multi-Sector Bond Portfolio

Credit contracts	Receivables – Outstanding Swaps Contracts, at Value	396	Payables – Outstanding Swaps Contracts, at Value	474

Credit contracts	Receivables – Variation Margin (Cleared Swap)	944	Payables – Variation Margin (Cleared Swap)	-

Forward foreign currency contracts	Receivables – Foreign Currency	1,432	Payables – Foreign Currency	4,191

Interest rate contracts	Receivables – Variation Margin (Futures)	536	Payables – Variation Margin (Futures)	7

Interest rate contracts	Receivables – Variation Margin (Cleared Swap)	96	Payables – Variation Margin (Cleared Swap)	3

Realized gains and losses on derivative instruments, by contract type and primary risk exposure, for the period ended June 30, 2023 are (amounts in thousands):

	Realized Gain (Loss) on Derivatives Instruments
Portfolio	Options Written	Futures	Forward Foreign Currency Contracts	Swaps	Total
Index 500 Stock Portfolio
Equity contracts	$–	$3,525	$ –	$–	$ 3,525
Large Company Value Portfolio
Forward foreign currency contracts	–	–	(220)	–	(220)
Equity Income Portfolio
Forward foreign currency contracts	–	–	(11)	–	(11)
Index 400 Stock Portfolio
Equity contracts	–	922	–	–	922
Mid Cap Value Portfolio
Forward foreign currency contracts	–	–	(780)	–	(780)
Index 600 Stock Portfolio
Equity contracts	–	(79)	–	–	(79)
International Growth Portfolio
Forward foreign currency contracts	–	–	(13)	–	(13)

Notes to Financial Statements (unaudited)

	Realized Gain (Loss) on Derivatives Instruments
Portfolio	Options Written	Futures	Forward Foreign Currency Contracts	Swaps	Total
Research International Core Portfolio
Forward foreign currency contracts	$ –	$ –	$ (107)	$ –	$ (107)
International Equity Portfolio
Forward foreign currency contracts	–	–	2,814	–	2,814
Emerging Markets Equity Portfolio
Forward foreign currency contracts	–	–	(129)	–	(129)
Short-Term Bond Portfolio
Interest rate contracts	–	(418)	–	–	(418)
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	61	(123)	–	(115)	(177)
Inflation Protection Portfolio
Forward foreign currency contracts	–	–	(22)	–	(22)
Interest rate contracts	–	(1,164)	–	–	(1,164)
Inflation contracts	–	–	–	1,826	1,826
Multi-Sector Bond Portfolio
Credit contracts	–	–	–	6,437	6,437
Forward foreign currency contracts	–	–	(4,074)	–	(4,074)
Interest rate contracts	–	(1,476)	–	(2,216)	(3,692)

Change in unrealized appreciation and depreciation on derivative instruments, by contract type and primary risk exposure for the period ended June 30, 2023 are (amounts in thousands):

	Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Portfolio	Options Written	Futures	Forward Foreign Currency Contracts	Swaps	Total
Index 500 Stock Portfolio
Equity contracts	$ –	$ 3,008	$ –	$ –	$ 3,008
Large Company Value Portfolio
Forward foreign currency contracts	–	–	46	–	46
Index 400 Stock Portfolio
Equity contracts	–	734	–	–	734
Mid Cap Value Portfolio
Forward foreign currency contracts	–	–	239	–	239
Index 600 Stock Portfolio
Equity Contracts	–	72	–	–	72
International Growth Portfolio
Forward foreign currency contracts	–	–	2	–	2
Research International Core Portfolio
Forward foreign currency contracts	–	–	119	–	119
International Equity Portfolio
Forward foreign currency contracts	–	–	4,540	–	4,540
Emerging Markets Equity Portfolio
Forward foreign currency contracts	–	–	(178)	–	(178)
Short-Term Bond Portfolio
Interest rate contracts	–	(1,061)	–	–	(1,061)
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	11	543	–	(25)	529
Inflation Protection Portfolio
Forward foreign currency contracts	–	–	(174)	–	(174)
Inflation contracts	–	–	–	(1,121)	(1,121)

Notes to Financial Statements (unaudited)

	Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Portfolio	Options Written	Futures	Forward Foreign Currency Contracts	Swaps	Total
Multi-Sector Bond Portfolio
Credit contracts	$ –	$ –	$ –	$ 1,620	$ 1,620
Forward foreign currency contracts	–	–	1,251	–	1,251
Interest rate contracts	–	(1,953)	–	310	(1,643)

Volumes on derivative instruments by contract type and primary risk exposure, for the period ended June 30, 2023 are:

	Volume of Derivative Instruments Held
	Average Number of Contracts		Average Notional (Amounts in Thousands)
Portfolio	Exchange Traded Options	Futures	Forward Foreign Currency Contracts	Swaps	Over the Counter Options
Index 500 Stock Portfolio
Equity contracts	–	267	–	–	–
Large Company Value Portfolio
Forward foreign currency contracts	–	–	12,915	–	–
Equity Income Portfolio
Forward foreign currency contracts	–	–	–	–	–
Index 400 Stock Portfolio
Equity contracts	–	56	–	–	–
Mid Cap Value Portfolio
Forward foreign currency contracts	–	–	56,060	–	–
Index 600 Stock Portfolio
Equity contracts	–	27	–	–	–
International Growth Portfolio
Forward foreign currency contracts	–	–	–	–	–
Research International Core Portfolio
Forward foreign currency contracts	–	–	–	–	–
International Equity Portfolio
Forward foreign currency contracts	–	–	165,605	–	–
Emerging Markets Equity Portfolio
Forward foreign currency contracts	–	–	–	–	–
Short-Term Bond Portfolio
Interest rate contracts	–	581	–	–	–
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	20	468	–	23,972	1,857
Inflation Protection Portfolio
Forward foreign currency contracts	–	–	4,553	–	–
Interest rate contracts	–	408	–	–	–
Inflation contracts	–	–	–	179,017	–
Multi-Sector Bond Portfolio
Credit contracts	–	–	–	276,975	–
Forward foreign currency contracts	–	–	631,161	–	–
Interest rate contracts	–	2,629	–	1,544,367	–

NOTE 6. PORTFOLIO RISK

In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Portfolios’ income. Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolios have unsettled

Notes to Financial Statements (unaudited)

or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Portfolios’ investments may be illiquid and the Portfolios may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Portfolio is required to liquidate all or a portion of its investments quickly, the Portfolio may realize significantly less than the value at which it previously recorded those investments.

The value of a Portfolio’s investments may decline because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. The global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Local and global markets and normal market operations can be adversely affected by significant market disruptions. Market disruptions can be caused by local, regional or global events such as war, military conflict, political instability, acts of terrorism, social unrest, environmental disasters, natural disasters or events, trade disputes, supply chain disruptions, spread of infectious diseases or other public health issues, climate change, recessions, or other events. Climate change, the outbreak of infectious diseases or other public health issues may exacerbate other pre-existing political, social, economic, market and financial risks. Certain illnesses spread rapidly and have the potential to significantly and adversely affect the global economy. The impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. The impact of any such events could negatively affect the global economy as well as the economies of individual countries, the financial performance of individual companies, sectors and industries, and the markets in general in significant and unforeseen ways. Such events may affect certain sectors, industries, businesses, geographic regions or countries more significantly than others. In addition, any of such circumstances could result in disruptions in the trading markets and could result in increased market volatility. Such events could adversely affect the prices and liquidity of a Portfolio’s securities and could have a materially negative impact on the value of a Portfolio. Such events also could impact the ability of the Fund to process transactions or perform other operational activities. The Fund cannot predict the effects of geopolitical or other events in the future on the U.S. and other economies, the securities markets, or the Portfolios.

LIBOR

Instruments in which the Fund invests may pay interest at floating rates based on the London Interbank Offered Rate (“LIBOR”) or may be subject to interest caps or floors based on LIBOR. In 2017, the head of the United Kingdom’s Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR by the end of 2021. In March 2021, the FCA and LIBOR’s administrator, ICE Benchmarks Administration announced that LIBOR would no longer be provided (i) for all sterling euro, Swiss franc and Japanese yen settings, and the one-week and two-month U.S. dollar LIBOR settings after December 31, 2021 and (ii) for the remaining U.S. dollar LIBOR settings after June 30, 2023. Various financial industry groups have been planning for the transition away from LIBOR to a new reference rate such as the Secured Overnight Financing Rate (“SOFR”), which is intended to replace the U.S. dollar LIBOR but there may be challenges to converting certain existing securities and transactions to a new reference rate. Although the transition process away from the use of LIBOR has become increasingly well-defined and replacement reference rates have been established for all LIBOR currencies, the potential effects of the transition on any existing financial instruments in which the Fund invests which reference LIBOR may be difficult to ascertain. Changes accompanying the transition to a new reference rate may have an adverse impact on a Fund’s investments, performance or financial condition.

Master Netting Arrangements

The Portfolios are subject to various Master Agreements that govern the terms of certain transactions. Master Repurchase Agreements and Global Master Repurchase Agreements are in place that governs repurchase, reverse repurchase, and sale-buyback financing transactions. Master Securities Forward Transaction Agreements are in place that govern the settlement of certain forward settling transactions including to-be-announced securities, delayed-delivery or sale-buyback financing transactions. Customer Account Agreements and related addenda are in place that govern certain cleared derivative transactions including futures and cleared OTC derivatives. International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA agreements”) are in place that governs certain OTC financial derivative transactions. ISDA agreements maintain provisions for general obligations, representations, agreements, collateral and events

Notes to Financial Statements (unaudited)

of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA agreement. The terms of Master Agreements may reduce counterparty risk with respect to transactions governed by the Master Agreement under certain circumstances. Certain Portfolios have agreements with counterparties that contain provisions, or contingency features, that allow net settlement in the event of contract termination and permit termination by either party prior to maturity upon the occurrence of certain stated events, such as failure to pay or bankruptcy. In addition, certain agreements specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty would allow the Portfolio to terminate while a decline in the Portfolio’s net assets of more than a certain percentage would allow the counterparty to terminate. In such a situation, the counterparty involved would have the option to waive the triggering event or liquidate the affected positions pursuant to the terms of the related agreement. The aggregate amount of derivatives in a liability position is disclosed in Note 5.

Offsetting Assets and Liabilities

Certain Portfolios are parties to enforceable master netting or similar agreements which provide for the right of offset under certain circumstances. The Portfolios have made an accounting policy election not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities. As such, all financial and derivative instruments are presented on a gross basis on the Statements of Assets and Liabilities. The impacts of netting arrangements that provide the right to offset are detailed below (amounts in thousands). The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing transactions such as repurchase agreements and certain forward settling transactions can only be netted across transactions governed under the same Master Agreement with the same legal entity. For certain Portfolios, derivative amounts do not reconcile to the Statements of Assets and Liabilities due to the Statements of Assets and Liabilities including derivatives that are not covered under master netting or similar agreements. The amount of collateral, for the period ended June 30, 2023, has been limited such that the net amount cannot be less than zero.

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral as of period end:

Large Company Value Portfolio

	Derivative Assets (000’s)			Derivative Liabilities (000’s)
Counterparty	Forward Foreign Currency Contacts	Swaps	Total Assets	Forward Foreign Currency Contacts	Swaps	Total Liabilities	Net Market Value	Collateral Pledged/ (Received)	Net Exposure
Bank of America NA	$ 3	$ -	$ 3	$ (1)	$ -	$ (1)	$ 2	$ -	$ 2
Morgan Stanley Capital Services LLC	1	-	1	(10)	-	(10)	(9)	-	(9)
Total	$ 4	$ -	$ 4	$ (11)	$ -	$ (11)	$ (7)	$ -	$ (7)

Mid Cap Value Portfolio
	Derivative Assets (000’s)			Derivative Liabilities (000’s)
Counterparty	Forward Foreign Currency Contacts	Swaps	Total Assets	Forward Foreign Currency Contacts	Swaps	Total Liabilities	Net Market Value	Collateral Pledged/ (Received)	Net Exposure
Bank of America NA	$ 2	$ -	$ 2	$ (4)	$ -	$ (4)	$ (2)	$ -	$ (2)
Morgan Stanley Capital Services LLC	-	-	-	(61)	-	(61)	(61)	61	-
Total	$ 2	$ -	$ 2	$ (65)	$ -	$ (65)	$ (63)	$ 61	$ (2)

Notes to Financial Statements (unaudited)

International Equity Portfolio

	Derivative Assets (000’s)			Derivative Liabilities (000’s)
Counterparty	Forward Foreign Currency Contacts	Swaps	Total Assets	Forward Foreign Currency Contacts	Swaps	Total Liabilities	Net Market Value	Collateral Pledged/ (Received)	Net Exposure
Bank of America NA	$ 586	$ -	$ 586	$ (5)	$ -	$ (5)	$ 581	$ (530)	$ 51
Citibank NA	-	-	-	(83)	-	(83)	(83)	-	(83)
Goldman Sachs Bank USA	638	-	638	(4)	-	(4)	634	(590)	44
HSBC Bank USA NA	3,866	-	3,866	-	-	-	3,866	(3,800)	66
Income Repatriation Boston IBS	-	-	-	(1)	-	(1)	(1)	-	(1)
JP Morgan Chase Bank NA	1,469	-	1,469	-	-	-	1,469	(1,440)	29
Standard Chartered Bank	180	-	180	-	-	-	180	-	180
Total	$ 6,739	$ -	$ 6,739	$ (93)	$ -	$ (93)	$ 6,646	$ (6,360)	$ 286

Inflation Protection Portfolio
	Derivative Assets (000’s)			Derivative Liabilities (000’s)
Counterparty	Forward Foreign Currency Contacts	Swaps	Total Assets	Forward Foreign Currency Contacts	Swaps	Total Liabilities	Net Market Value	Collateral Pledged/ (Received)	Net Exposure
Bank of America NA	$ -	$ 1,778	$ 1,778	$ -	$ -	$ -	$ 1,778	$ (1,773)	$ 5
Barclays Bank PLC	-	447	447	-	(312)	(312)	135	-	135
Goldman Sachs International	-	4,055	4,055	-	-	-	4,055	(4,048)	7
Morgan Stanley Capital Services LLC	-	-	-	(182)	-	(182)	(182)	-	(182)
Total	$ -	$ 6,280	$ 6,280	$ (182)	$ (312)	$ (494)	$ 5,786	$ (5,821)	$ (35)

Multi-Sector Bond Portfolio

	Derivative Assets (000’s)			Derivative Liabilities (000’s)
Counterparty	Forward Foreign Currency Contacts	Swaps	Total Assets	Forward Foreign Currency Contacts	Written Options	Swaps	Total Liabilities	Net Market Value	Collateral Pledged/ (Received)	Net Exposure
Bank of America NA	$583	$-	$583	$-	$-	$-	$-	$583	$(550)	$33
Barclays Bank PLC	33	-	33	-	-	(127)	(127)	(94)	94	-
BNP Paribas SA	738	-	738	(3,309)	-	-	(3,309)	(2,571)	2,571	-
Goldman Sachs International	-	-	-	-	-	(261)	(261)	(261)	261	-
HSBC Bank USA NA	4	-	4	(144)	-	-	(144)	(140)	140	-
JP Morgan Chase Bank NA	7	392	399	(728)	-	(57)	(785)	(386)	386	-
Morgan Stanley Capital Services LLC	-	4	4	-	-	(29)	(29)	(25)	-	(25)
Royal Bank of Canada	16	-	16	-	-	-	-	16	-	16
UBS AG	51	-	51	(10)	-	-	(10)	41	(41)	-
Total	$1,432	$396	$1,828	$(4,191)	$-	$(474)	$(4,665)	$(2,837)	$2,861	$24

Notes to Financial Statements (unaudited)

The following is a summary by counterparty of the market value of repurchase agreements, financing transactions, collateral and net exposure as of period end:

Government Money Market Portfolio

Counterparty	Investment in Repurchase Agreements	Payable for Reverse Repurchase Agreements	Payable for Financing Transactions	Net Market Value	Collateral Pledged/ (Received)	Net Exposure
Bank of Montreal	$25,000	$-	$-	$25,000	$(25,000)	$-
Bank of Nova Scotia	20,000	-	-	20,000	(20,000)	-
BNP Paribas	20,000	-	-	20,000	(20,000)	-
Citigroup Global Markets, Inc.	27,000	-	-	27,000	(27,000)	-
Goldman Sachs Group LP	35,000	-	-	35,000	(35,000)	-
Mitsubishi UFJ	39,000	-	-	39,000	(39,000)	-
Mizuho Securities	36,000	-	-	36,000	(36,000)	-
Morgan Stanley	35,000	-	-	35,000	(35,000)	-
Natixis S.A.	40,000	-	-	40,000	(40,000)	-
TD Securities	45,000	-	-	45,000	(45,000)	-
Total	$322,000	$-	$-	$322,000	$(322,000)	$-

Long-Term U.S. Government Bond Portfolio
Counterparty	Investment in Repurchase Agreements	Payable for Short Sales	Payable for Financing Transactions	Net Market Value	Collateral Pledged/ (Received)	Net Exposure
Barclays Capital, Inc.	$-	$-	$(1,071)	$(1,071)	$1,068	$(3)
Goldman Sachs International	-	-	(1,764)	(1,764)	1,762	(2)
Morgan Stanley Capital Services	-	-	(164,297)	(164,297)	164,191	(106)
Total	$-	$-	$(167,132)	$(167,132)	$167,021	$(111)

The Long-Term U.S. Government Bond Portfolio average amount of borrowings outstanding during the period ended June 30, 2023 was $45,226 (amount in thousands) at a weighted average interest rate of 4.847%. Average borrowings include reverse repurchase agreements and financing transactions, if held during the period.

Multi-Sector Bond Portfolio

Counterparty	Investment in Repurchase Agreements	Payable for Reverse Repurchase Agreements	Payable for Financing Transactions	Net Market Value	Collateral Pledged/ (Received)	Net Exposure
Barclays Bank PLC	$201,000	$(2,583)	$-	$198,417	$(198,417)	$-
BNP Paribas SA	229,900	-	-	229,900	(229,900)	-
JP Morgan Securities PLC	-	(460)	-	(460)	453	(7)
Total	$430,900	$(3,043)	$-	$427,857	$(427,864)	$(7)

The Multi-Sector Bond Portfolio average amount of borrowings outstanding during the period ended June 30, 2023 was $2,520 (amount in thousands) at a weighted average interest rate of 1.918%. Average borrowings include reverse repurchase agreements, if held during the period.

NOTE 7. INVESTMENT ADVISORY, SUB-ADVISORY, AND COMPLIANCE FEES

The Series Fund and its Portfolios are parties to annually renewable contracts pursuant to which each Portfolio pays a charge for investment management and administrative services to MSA, an affiliate and wholly-owned subsidiary of Northwestern Mutual. Certain Portfolios, listed below, pay a fixed annual rate based on the average daily net asset values of the Portfolio.

Portfolio	Fee
Index 500 Stock Portfolio	0.20%
Index 400 Stock Portfolio	0.25%
Mid Cap Value Portfolio	0.85%
Small Cap Value Portfolio	0.85%

Notes to Financial Statements (unaudited)

Portfolio	Fee
Government Money Market Portfolio	0.30%
Select Bond Portfolio	0.30%
Balanced Portfolio	0.30%

For the other Portfolios, the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedules:

Portfolio	First $50 Million	Next $50 Million	Excess Over $100 Million
Growth Stock Portfolio	0.60%	0.50%	0.40%
Large Cap Core Stock Portfolio	0.60%	0.50%	0.40%
Mid Cap Growth Stock Portfolio	0.80%	0.65%	0.50%
Small Cap Growth Stock Portfolio	0.80%	0.65%	0.50%
High Yield Bond Portfolio	0.60%	0.50%	0.40%
Portfolio	First $100 Million	Next $400 Million	Excess Over $500 Million
Focused Appreciation Portfolio	0.80%	0.75%	0.70%
Portfolio	First $100 Million	Next $150 Million	Excess Over $250 Million
Large Company Value Portfolio	0.72%	0.67%	0.62%
Domestic Equity Portfolio	0.65%	0.55%	0.50%
International Growth Portfolio	0.75%	0.65%	0.55%
Short-Term Bond Portfolio	0.35%	0.33%	0.30%
Long-Term U.S. Government Bond Portfolio	0.555%	0.515%	0.495%
Inflation Protection Portfolio	0.58%	0.55%	0.49%
Multi-Sector Bond Portfolio	0.79%	0.78%	0.77%
Asset Allocation Portfolio	0.60%	0.50%	0.40%

Portfolio	First $150 Million	Next $150 Million	Next $200 Million	Excess Over $500 Million
Large Cap Blend Portfolio	0.77%	0.70%	0.62%	0.56%
Research International Core Portfolio	0.88%	0.82%	0.75%	0.68%

Portfolio	First $500 Million	Excess Over $500 Million
Equity Income Portfolio	0.65%	0.60%
Portfolio	First $200 Million	Excess Over $200 Million
Index 600 Stock Portfolio	0.25%	0.20%
Portfolio	First $50 Million	Excess Over $50 Million
International Equity Portfolio	0.85%	0.65%

Portfolio	First $250 Million	Next $250 Million	Next $500 Million	Excess Over $1.0 Billion
Emerging Markets Equity Portfolio	1.14%	1.08%	0.96%	0.78%

For certain Portfolios, MSA contractually agreed to waive the management fee and absorb certain other operating expenses to the extent necessary so that Total Operating Expenses (excluding taxes, brokerage, other investment-related costs, interest and dividend expenses and charges, acquired fund fees, fees for class actions, other passive securities litigation and anti-trust claim filing services and such non-recurring and extraordinary expenses as they may arise) will not exceed the following

Notes to Financial Statements (unaudited)

amounts:

Portfolio		Expiration
Focused Appreciation Portfolio	0.90%	April 30, 2024
Large Cap Blend Portfolio	0.85%	April 30, 2024
Large Company Value Portfolio	0.80%	April 30, 2024
Domestic Equity Portfolio	0.75%	April 30, 2024
Equity Income Portfolio	0.75%	April 30, 2024
Mid Cap Value Portfolio	1.00%	April 30, 2024
Index 600 Stock Portfolio	0.35%	April 30, 2024
Small Cap Value Portfolio	1.00%	April 30, 2024
International Growth Portfolio	1.10%	April 30, 2024
Research International Core Portfolio	1.15%	April 30, 2024
Emerging Markets Equity Portfolio	1.50%	April 30, 2024
Short-Term Bond Portfolio	0.45%	April 30, 2024
Long-Term U.S. Government Bond Portfolio	0.65%	April 30, 2024
Inflation Protection Portfolio	0.65%	April 30, 2024
Multi-Sector Bond Portfolio	0.90%	April 30, 2024
Asset Allocation Portfolio	0.75%	April 30, 2024
Growth Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $900 million, and 0.38% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2024.

Focused Appreciation Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.66% on the Portfolio’s first $100 million of average net assets, 0.61% on the next $400 million, 0.60% on the next $500 million, and 0.57% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2024.

Large Cap Core Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $400 million, and 0.37% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2024.

Large Cap Blend Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.70% on the Portfolio’s first $150 million of average net assets, 0.65% on the next $150 million, 0.62% on the next $200 million, and 0.56% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2024.

Index 500 Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.20% on the Portfolio’s first $2 billion of average net assets, and 0.18% on average net assets in excess of $2 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2024.

Large Company Value Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.67% on the Portfolio’s first $100 million of average net assets, 0.62% on the next $150 million, 0.59% on the next $250 million, and 0.57% on the average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2024.

Domestic Equity Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.65% on the Portfolio’s first $100 million of average net assets, 0.55% on the next $150 million, 0.50% on the next $250 million, 0.43% on the next $500 million, and 0.41% on the average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2024.

Equity Income Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.56% on the Portfolio’s first $500 million of average net assets, 0.53% on the next $1 billion, and 0.52% on the average net assets

Notes to Financial Statements (unaudited)

in excess of $1.5 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2024.

Mid Cap Growth Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.80% on the Portfolio’s first $50 million, 0.65% on the next $50 million, 0.50% on the next $900 million, and 0.49% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2024.

Index 400 Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.25% on the Portfolio’s first $500 million and 0.20% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2024.

Mid Cap Value Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.79% on the Portfolio’s first $150 million of average net assets, 0.67% on the next $350 million, and 0.64% on the average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2024.

Small Cap Value Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.85% on the Portfolio’s first $500 million of average net assets, and 0.80% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2024.

International Growth Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.75% on the Portfolio’s first $100 million of average net assets, 0.65% on the next $150 million, 0.55% on the next $750 million, and 0.54% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2024.

Research International Core Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.83% on the Portfolio’s first $150 million of average net assets, 0.77% on the next $150 million, 0.70% on the next $200 million, and 0.63% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2024.

International Equity Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.85% on the Portfolio’s first $50 million of average net assets, 0.65% on the next $1,950 million, and 0.63% on the average net assets in excess of $2 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2024.

Emerging Markets Equity Portfolio – For the period from January 1, 2023 through April 30, 2023, MSA agreed to waive a portion of its management fee such that its management fee was 0.95% on the Portfolio’s first $250 million of average net assets, 0.87% on the next $250 million, 0.80% on the next $500 million, and 0.75% on average net assets in excess of $1 billion. Effective May 1, 2023, MSA has agreed to waive a portion of its management fee such that its management fee is 0.95% on the Portfolio’s first $250 million of average net assets, 0.87% on the next $250 million, 0.78% on the next $500 million, and 0.75% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2024.

Government Money Market Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.30% on the Portfolio’s first $500 million of average net assets, 0.29% on the next $500 million, and 0.28% in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2024.

Short-Term Bond Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.35% on the Portfolio’s first $100 million of average net assets, 0.33% on the next $150 million, 0.30% on the next $250 million, and 0.28% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2024.

Select Bond Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.30% on the Portfolio’s first $2 billion of average net assets, and 0.28% on average net assets in excess of $2 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2024.

Long-Term U.S. Government Bond Portfolio – MSA has agreed to waive a portion of its management fee such that the

Notes to Financial Statements (unaudited)

management fee is 0.555% on the Portfolio’s first $100 million of average net assets, 0.515% on the next $150 million, 0.495% of the next $250 million, and 0.445% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2024.

Inflation Protection Portfolio – MSA agreed to waive a portion of its management fee such that the management fee is 0.55% on the Portfolio’s first $100 million of average net assets, 0.50% on the next $150 million, and 0.46% on average net assets in excess of $250 million. MSA may terminate this fee waiver agreement at any time after April 30, 2024.

High Yield Bond Portfolio – MSA agreed to waive a portion of its management fee such that the management fee is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $900 million, and 0.30% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2024.

Multi-Sector Bond Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.74% on the Portfolio’s first $100 million of average net assets, 0.73% on the next $150 million, 0.70% on the next $250 million, and 0.65% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2024.

Balanced Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.05% on all average net assets. MSA may terminate this fee waiver agreement at any time after April 30, 2024.

Asset Allocation Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.05% on all average net assets. MSA may terminate this fee waiver agreement at any time after April 30, 2024.

Waivers are not recoupable in future periods.

With respect to certain Portfolios, MSA has engaged and oversees unaffiliated sub-advisers who manage the day-to-day investment operations of such Portfolios. MSA pays each sub-adviser a fee based on the average daily net assets of each such Portfolio out of its investment management fee.

Compliance fees are paid to Northwestern Mutual, an affiliate of the Series Fund. The compliance fees paid are for the compensation, benefits and expenses of the Chief Compliance Officer and compliance staff. The amounts paid relate only to the Chief Compliance Officer and compliance staffs’ duties and functions performed for the Series Fund.

NOTE 8. FEDERAL INCOME TAX MATTERS

Taxable distributions from net investment income and realized capital gains in the Portfolios may differ from book amounts earned during the period due to differences in the timing of capital gains recognition and due to the reclassification of certain gains or losses between capital and income. The differences between cost amounts for book purposes and tax purposes are primarily due to the tax treatment of deferred losses, passive foreign investment companies, and financing transactions.

It is the policy of the Portfolios to reclassify the net effect of permanent differences between book and taxable income to capital accounts on the Statements of Assets and Liabilities. Permanent differences primarily relate to character differences with respect to income on swaps, foreign currency transactions, foreign bond sales, passive foreign investment companies and paydowns on structured product investments.

A summary of the Portfolios’ capital loss carryovers as of December 31, 2022 is provided below:

	Short- Term Loss Carryover	Long- Term Loss Carryover	Losses Utilized

	(Amounts in thousands)
Growth Stock Portfolio	$31,225	$23,305	$–
Mid Cap Growth Stock Portfolio	15,848	–	–
Small Cap Growth Stock Portfolio	40,983	34,286	–

Notes to Financial Statements (unaudited)

	Short- Term Loss Carryover	Long- Term Loss Carryover	Losses Utilized
International Equity Portfolio	$1,028	$–	$–
Emerging Markets Equity Portfolio	27,287	–	–
Short-Term Bond Portfolio	4,226	3,010	–
Select Bond Portfolio	184,255	93,379	–
Long-Term U.S. Government Bond Portfolio	–	10,002	146
Inflation Protection Portfolio	8,738	4,886	–
High Yield Bond Portfolio	328	8,568	–
Multi-Sector Bond Portfolio	27,781	44,723	–

Capital losses are carried forward indefinitely and retain the character of the original loss. These losses are deferred to the first day of the next fiscal year.

When applicable, each of the Portfolios made distributions during the year of ordinary income and long-term capital gains. The tax character of distributions paid for the year ended December 31, 2022 was as follows:

	2022 Distributions Paid From:
Portfolio	Ordinary Income	Long-term Capital Gain
	(Amounts in thousands)
Growth Stock Portfolio	$8,528	$142,825
Focused Appreciation Portfolio	2,197	125,795
Large Cap Core Stock Portfolio	34,391	81,325
Large Cap Blend Portfolio	1,337	18,030
Index 500 Stock Portfolio	64,069	144,551
Large Company Value Portfolio	12,442	19,968
Domestic Equity Portfolio	30,154	106,445
Equity Income Portfolio	22,774	71,701
Mid Cap Growth Stock Portfolio	1,611	98,437
Index 400 Stock Portfolio	31,873	101,625
Mid Cap Value Portfolio	44,485	64,725
Small Cap Growth Stock Portfolio	3,020	107,716
Index 600 Stock Portfolio	11,797	25,599
Small Cap Value Portfolio	12,120	65,482
International Growth Portfolio	8,194	93,077
Research International Core Portfolio	20,345	34,292
International Equity Portfolio	41,796	46,803
Emerging Markets Equity Portfolio	19,997	58,276
Government Money Market Portfolio	7,243	—
Short-Term Bond Portfolio	6,234	172
Select Bond Portfolio	51,441	3,949
Long-Term U.S. Government Bond Portfolio	1,876	—
Inflation Protection Portfolio	16,642	8,985
High Yield Bond Portfolio	40,651	—
Multi-Sector Bond Portfolio	47,671	—
Balanced Portfolio	82,626	121,740
Asset Allocation Portfolio	9,305	17,887

As of December 31, 2022, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Losses	Unrealized Appreciation (Depreciation)

	(Amounts in thousands)
Growth Stock Portfolio	$392	$–	$(54,530)	$67,630
Focused Appreciation Portfolio	2,059	71,643	–	218,790
Large Cap Core Stock Portfolio	6,286	48,862	–	34,968
Large Cap Blend Portfolio	1,503	14,830	–	17,725
Index 500 Stock Portfolio	67,102	35,831	–	2,642,888
Large Company Value Portfolio	5,077	19,079	–	6,150
Domestic Equity Portfolio	19,196	46,554	–	207,206
Equity Income Portfolio	18,100	55,166	–	130,870

Notes to Financial Statements (unaudited)

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Losses	Unrealized Appreciation (Depreciation)

	(Amounts in thousands)
Mid Cap Growth Stock Portfolio	$2,534	$–	$(15,848)	$1,574
Index 400 Stock Portfolio	15,756	49,250	–	218,173
Mid Cap Value Portfolio	24,111	71,737	–	(5,687)
Small Cap Growth Stock Portfolio	331	–	(75,269)	37,846
Index 600 Stock Portfolio	4,348	15,940	–	30,423
Small Cap Value Portfolio	2,893	36,376	–	73,367
International Growth Portfolio	8,162	20,348	–	104,917
Research International Core Portfolio	13,540	15,029	–	61,020
International Equity Portfolio	54,272	–	(1,028)	(214,640)
Emerging Markets Equity Portfolio	19,013	–	(27,287)	(42,276)
Government Money Market Portfolio	–	–	–	–
Short-Term Bond Portfolio	7,807	–	(7,236)	(18,905)
Select Bond Portfolio	73,967	–	(277,634)	(270,985)
Long-Term U.S. Government Bond Portfolio	2,679	–	(10,002)	(56,465)
Inflation Protection Portfolio	20,508	–	(13,624)	(38,012)
High Yield Bond Portfolio	40,679	–	(8,896)	(109,277)
Multi-Sector Bond Portfolio	28,568	–	(72,504)	(160,243)
Balanced Portfolio	38,818	72,601	–	(217,555)
Asset Allocation Portfolio	5,321	15,893	–	(25,962)

NOTE 9. VOLUNTARY REIMBURSEMENTS

Northwestern Mutual voluntarily reimburses foreign equity portfolios for the benefit Northwestern Mutual receives from foreign dividend taxes charged against the Portfolios. The amounts reimbursed represent approximately 79% of the foreign dividend taxes withheld attributable to the portion of the Portfolio owned by Northwestern Mutual. Reimbursements are recorded when foreign dividend taxes are accrued.

Voluntary reimbursements for the period ended June 30, 2023 are summarized below (amounts in thousands):

Portfolio	2023 Reimbursements
International Growth Portfolio	$823
International Equity Portfolio	3,255
Research International Core Portfolio	1,017
Emerging Markets Equity Portfolio	982

NOTE 10. GUARANTEES

In the normal course of business, the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of material loss to be remote.

NOTE 11. INVESTMENT INCOME AND SECURITIES TRANSACTIONS

For the period ended June 30, 2023, transactions in securities other than short term investments were:

Portfolios	Non-U.S. Govt. Security Purchases	U.S. Govt. Security Purchases	Non-U.S. Govt. Security Sales/ Maturities	U.S. Govt. Security Sales/ Maturities

	(Amounts in thousands)
Growth Stock Portfolio	$66,148	$—	$81,925	$—
Focused Appreciation Portfolio	49,635	—	148,628	—
Large Cap Core Stock Portfolio	203,177	—	217,700	—

Notes to Financial Statements (unaudited)

Portfolios	Non-U.S. Govt. Security Purchases	U.S. Govt. Security Purchases	Non-U.S. Govt. Security Sales/ Maturities	U.S. Govt. Security Sales/ Maturities

	(Amounts in thousands)
Large Cap Blend Portfolio	$17,243	$—	$49,938	$—
Index 500 Stock Portfolio	32,772	—	26,709	—
Large Company Value Portfolio	29,654	—	31,197	—
Domestic Equity Portfolio	121,294	—	131,189	—
Equity Income Portfolio	70,825	—	85,486	—
Mid Cap Growth Stock Portfolio	210,684	—	240,891	—
Index 400 Stock Portfolio	92,152	—	98,148	—
Mid Cap Value Portfolio	134,982	—	142,779	—
Small Cap Growth Stock Portfolio	212,177	—	221,303	—
Index 600 Stock Portfolio	54,728	—	44,429	—
Small Cap Value Portfolio	81,795	—	80,149	—
International Growth Portfolio	87,170	—	116,787	—
Research International Core Portfolio	73,545	—	79,472	—
International Equity Portfolio	115,351	—	150,706	—
Emerging Markets Equity Portfolio	113,396	—	103,455	—
Short-Term Bond Portfolio	52,182	34,877	54,506	28,365
Select Bond Portfolio	1,423,484	2,750,848	1,321,391	2,798,353
Long-Term U.S. Government Bond Portfolio	575	44,769	14	24,270
Inflation Protection Portfolio	105,988	24,746	88,142	31,293
High Yield Bond Portfolio	65,156	—	57,037	—
Multi-Sector Bond Portfolio	66,092	—	124,574	—
Balanced Portfolio	96,331	—	179,764	—
Asset Allocation Portfolio	15,507	—	25,643	—

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended June 30, 2023 are as follows:

Portfolio	Value at 12/31/2022	Purchases	Sales	Value at 6/30/2023	Change in Unrealized Appreciation/ Depreciation	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	% Ownership, 6/30/2023
	(Amounts in thousands)

Balanced Portfolio:
Focused Appreciation	$95,215	$-	$39,800	$86,321	$21,384	$9,522	$ -	$ -	7.0%
Large Cap Blend	100,037	-	26,770	82,006	4,945	3,794	-	-	46.1%
Domestic Equity	107,539	-	19,000	88,177	(1,397)	1,035	-	-	8.5%
Mid Cap Growth Stock	81,889	-	4,600	84,485	7,741	(545)	-	-	7.9%
Mid Cap Value	91,365	-	8,840	85,084	1,793	766	-	-	13.0%
Small Cap Growth Stock	16,959	-	-	19,189	2,230	-	-	-	2.9%
Small Cap Value	22,920	-	-	23,793	873		-	-	4.3%
International Growth	75,895	-	17,400	69,289	5,615	5,179	-	-	7.1%
International Equity	81,108	-	20,100	68,972	12,862	(4,898)	-	-	3.8%
Emerging Markets Equity	13,059	-	8,000	5,575	3,497	(2,981)	-	-	0.6%
Short-Term Bond	22,825	-	-	23,171	346	-	-	-	6.0%
Select Bond	643,027	-	19,370	640,615	19,672	(2,714)	-	-	22.7%
High Yield Bond	54,560	-	-	57,431	2,871	-	-	-	8.0%
Multi-Sector Bond	101,469	-	-	104,699	3,230	-	-	-	9.2%

	$1,507,867	$-	$163,880	$1,438,807	$85,662	$9,158	$ -	$ -

Notes to Financial Statements (unaudited)

Portfolio	Value at 12/31/2022	Purchases	Sales	Value at 6/30/2023	Change in Unrealized Appreciation/ Depreciation	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	% Ownership, 6/30/2023
	(Amounts in thousands)

Asset Allocation Portfolio:
Focused Appreciation	$18,098	$-	$6,140	$17,923	$4,083	$1,882	$ -	$ -	1.5%
Large Cap Blend	18,947	-	5,970	14,612	811	824	-	-	8.2%
Domestic Equity	19,880	-	1,650	18,172	(526)	468	-	-	1.8%
Mid Cap Growth Stock	13,540	-	340	14,392	1,223	(31)	-	-	1.3%
Mid Cap Value	14,985	-	770	14,628	401	12	-	-	2.2%
Small Cap Growth Stock	5,312	-	-	6,011	699	-	-	-	0.9%
Small Cap Value	6,174	-	-	6,409	235	-	-	-	1.2%
International Growth	15,020	-	3,070	14,100	1,255	895	-	-	1.4%
International Equity	15,799	-	3,070	14,296	2,155	(588)	-	-	0.8%
Emerging Markets Equity	2,959	-	400	2,703	228	(84)	-	-	0.3%
Short-Term Bond	3,120	-	-	3,167	47	-	-	-	0.8%
Select Bond	44,162	-	1,400	43,928	1,327	(161)	-	-	1.6%
High Yield Bond	12,776	-	-	13,448	672	-	-	-	1.9%
Multi-Sector Bond	13,571	-	-	14,003	432	-	-	-	1.2%

	$204,343	$-	$22,810	$197,792	$13,042	$3,217	$ -	$ -

The Series Fund and its Portfolios are permitted to purchase securities from, and sell securities to (so called “cross-trades”), (i) other Portfolios, (ii) any registered investment company which is an affiliate, or an affiliate of an affiliate, or (iii) any person which is an affiliate, or an affiliate of an affiliate, of the Series Fund or the Portfolio solely by reason of having a common investment adviser or sub-adviser (or affiliated investment advisers) or common directors and/or officers, pursuant to procedures adopted by the Board under Rule 17a-7 of the 1940 Act (“Procedures”). These Procedures have been designed to ensure that any cross-trade of securities by a Portfolio complies with Rule 17a-7 of the 1940 Act. Each cross-trade is effected at the current market price as defined under the Procedures. Pursuant to the Procedures, for the period ended June 30, 2023, the Series Fund Portfolios engaged in the following cross-trades (amounts in thousands):

Portfolio	Cross Trade Purchases

Mid Cap Value Portfolio	$102
International Growth Portfolio	1,747

	Cross Trade Sales
Portfolio	Proceeds	Net Realized Gain (Loss) on Sales

Mid Cap Value Portfolio	$99	20
International Growth Portfolio	420	119

NOTE 12. SUBSEQUENT EVENT

On July 31, 2023, J.P. Morgan Investment Management, Inc. began serving as the sub-adviser for the Large Cap Blend Portfolio.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Proxy Voting and Portfolio Holdings (unaudited)

Proxy Voting Guidelines

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Filing of Portfolio Holdings

Each Portfolio, other than the Government Money Market Portfolio, files its complete schedule of portfolio holdings on a monthly basis with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. Each Portfolio’s holdings reported on Form N-PORT for the first and third quarters of the fiscal year are available on the SEC’s website at http://www.sec.gov. Portfolios that file their holdings on Form N-PORT also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on the Internet at www.northwesternmutual.com.

The Government Money Market Portfolio files its complete schedule of portfolio holdings on a monthly basis with the SEC on Form N-MFP. Form N-MFP is available on the SEC’s website at http://www.sec.gov. The Government Money Market Portfolio also makes its complete schedule of portfolio holdings for the most recent month available on the Internet at www.northwesternmutual.com.

Statement Regarding Liquidity Risk Management Program (unaudited)

Each series/portfolio of Northwestern Mutual Series Fund, Inc. (“Series Fund”) other than the Government Money Market Portfolio (each, a “Portfolio”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Portfolio’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) the assessment, management and periodic review of liquidity risk; (ii) the classification of portfolio holdings; (iii) the establishment of a highly liquid investment minimum, as applicable; (iv) limitations on illiquid investments; and (v) related reporting, disclosure and recordkeeping.

The Board of Directors of the Series Fund (“Board”) has designated a multi-disciplinary committee to act as administrator of the Program (“Program Administrator” or “Committee”). The Committee’s membership includes representatives of the Series Fund’s investment adviser, Mason Street Advisors, LLC (“MSA”) as well as the Mutual Fund Administration and Managed Investments Compliance divisions of The Northwestern Mutual Life Insurance Company. Under the Program, the Program Administrator assesses, manages and periodically reviews each Portfolio’s liquidity risk and classifies each investment held by each Portfolio as a “highly liquid investment,” “moderately liquid investment,” “less liquid investment” or “illiquid investment.” The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. The liquidity of a Portfolio’s investments is determined based on the varying levels at which the Portfolio expects to trade in a particular investment or asset class (the reasonably anticipated trading size) and other relevant market, trading and investment-specific considerations under the Program. In addition to the foregoing, the Program Administrator determines the need for, and if applicable, establishes highly liquid investment minimums (“HLIM”) (a minimum percentage of net assets that must be invested in highly liquid investments that are assets), oversees the preparation of reports to the Board and the Securities and Exchange Commission required by the Liquidity Rule, and prepares required written annual reports on the operation and adequacy of the Program.

Pursuant to the Liquidity Rule, no Portfolio may acquire any illiquid investment if, after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets (i.e., investments with positive values). In addition, the Liquidity Rule requires funds that do not primarily hold assets that are highly liquid investments to adopt an HLIM. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable. The Program contemplates the use of a third-party liquidity classification tool to aid the Program Administrator in assigning liquidity classifications and monitoring the Portfolios’ level of investments in each liquidity category.

During the twelve months ended June 30, 2023, the Board received and reviewed the annual written report of the Program Administrator (the “Report”), concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Reporting Period”). The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in reviewing the adequacy and effectiveness of the Program’s implementation with respect to each Portfolio during the Reporting Period. Such information and factors included, among other things:

●

Each Portfolio’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Portfolio’s investment strategy was appropriate for an open-end fund; (ii) the extent to which the Portfolio’s strategy involves a relatively concentrated portfolio or large

Statement Regarding Liquidity Risk Management Program (unaudited)

positions in particular issuers, countries or geographic regions; (iii) whether the Portfolio’s strategy involves holdings that are particularly sensitive to stressed market conditions; and (iv) the Portfolio’s use of derivatives;

●	The liquidity experience of each Portfolio during the Reporting Period;

●	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

●	Holdings of cash and cash equivalents, as well as other sources of liquidity.

In addition, the Program Administrator sought and considered the input of MSA and the sub-advisers as to whether any Portfolio had been impacted by market or sector-wide developments, changes in operations or other Portfolio specific circumstances that did, or could, materially impact the Portfolio’s liquidity risk profile. The Report also discussed notable events during the Reporting Period affecting Portfolio liquidity and/or overall market liquidity, such as the impacts of extended market holidays and the imposition of capital controls in certain countries in response to the Russia/Ukraine conflict. No significant liquidity events impacting the Portfolios were noted in the Report. During the Reporting Period, each of the Portfolios continued to qualify as a fund that primarily holds assets that are highly liquid investments, and, therefore, no Portfolio was required to establish or comply with an HLIM as set forth in the Program.

Based on the information considered, the Report concluded that (i) the Program was reasonably designed to assess and manage liquidity risk; (ii) the Program was adequately and effectively implemented during the Reporting Period; (iii) each Portfolio’s investment strategy continues to be appropriate for an open-end fund; (iv) an HLIM continued to not be required or warranted for any of the Portfolios, and (v) each Portfolio was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Portfolio during the Reporting Period. There were no material changes to the Program during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Series Fund’s prospectus for more information regarding each Portfolio’s exposure to illiquidity risk and other risks to which it may be subject.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

Northwestern Mutual Series Fund, Inc.

Annual Contract Review Process

Under Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of an investment company’s independent directors each year. In addition, each investment company is required to disclose in its annual or semi-annual report, as applicable, the material factors and conclusions that formed the basis for the board’s approval or renewal of any investment advisory agreements within the investment company’s most recently completed fiscal half-year period.

At least annually, the Board of Directors (the “Board”) of Northwestern Mutual Series Fund, Inc. (the “Series Fund”) considers and votes upon the renewal of the investment advisory agreement between Mason Street Advisors, LLC (“Mason Street Advisors”) and the Series Fund with respect to the portfolios of the Series Fund (each, a “Portfolio” and collectively, the “Portfolios”), as well as the investment sub-advisory agreements between Mason Street Advisors and each of the sub-advisers of those Portfolios for which Mason Street Advisors and the Board have appointed a sub-adviser. In order to afford the Board the opportunity to focus on a smaller number of relationships at any one meeting, the Board considers the annual continuation of the sub-advisory agreements on a staggered basis during the course of the year.

Board Approvals During the Six-Month Period Ended June 30, 2023

At its February 28, 2023 meeting, the Board, including the directors who are not “interested persons” (as that term is defined in the 1940 Act) of the Series Fund or Mason Street Advisors (the “Independent Directors”), unanimously approved the continuance of the Amended and Restated Advisory Agreement between the Series Fund and Mason Street Advisors with respect to each of the Series Fund’s Portfolios (the “Advisory Agreement”).

Also at its February 28, 2023 meeting, the Board, including the Independent Directors, unanimously approved the continuance of (1) a Third Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Wellington Management Company LLP (“Wellington”) relating to the Series Fund’s Small Cap Growth Stock, Large Cap Core Stock and Mid Cap Growth Stock Portfolios and (2) an Amended and Restated Investment Sub-Advisory Agreements between Mason Street Advisors and Northern Trust Investments, Inc. (“Northern Trust”) relating to the Series Fund’s Index 400 Stock Portfolio and Index 600 Stock Portfolio.

At its May 31, 2023 meeting, the Board, including the Independent Directors, unanimously approved the continuance of (1) a Fourth Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Massachusetts Financial Services Company (“MFS”), along with an amendment thereto, relating to the Series Fund’s Research International Core Portfolio, (2) a Third Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and FIAM LLC (“FIAM”) relating to the Series Fund’s International Growth Portfolio, (3) a Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Fiduciary Management, Inc. (“Fiduciary”) relating to the Series Fund’s Large Cap Blend Portfolio, and (4) a Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and abrdn Asset Managers Limited (“abrdn”) relating to the Series Fund’s Emerging Markets Equity Portfolio.

Also at its May 31, 2023 meeting, the Board, including the Independent Directors, unanimously approved an Investment Sub-Advisory Agreement between Mason Street Advisors and J.P. Morgan Investment Management, Inc. (“JPMIM”), relating to the Series Fund’s Large Cap Blend Portfolio. The foregoing Investment Sub-Advisory Agreement will sometimes be referred to herein as the “New Sub-Advisory Agreement.”

Wellington, Northern Trust, MFS, FIAM, Fiduciary, JPMIM and abrdn are sometimes collectively referred to herein as the “Sub-Advisers,” and their respective sub-advised Portfolios are collectively referred to herein as the “Sub-Advised Portfolios.” The Investment Sub-Advisory Agreements with Wellington, Northern Trust, MFS, FIAM, Fiduciary and abrdn are collectively referred to herein as the “Existing Sub-Advisory Agreements.”

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

In determining whether to approve the continuance of the Existing Sub-Advisory Agreements and the New Sub-Advisory Agreement on behalf of the Series Fund, the Board requested and received detailed information from Mason Street Advisors and the Sub-Advisers in advance of each meeting to assist them in their evaluation, including information compiled by certain independent providers of evaluative data. With respect to the continuation of the Existing Sub-Advisory Agreements, while particular focus was given to an evaluation of the services, performance, fees, costs, and certain other relevant information under such Agreements at the meeting at which their continuation is formally considered, the evaluation process with respect to Mason Street Advisors and the Sub-Advisers and the nature, extent and quality of the services they provide to the Portfolios pursuant to the terms of the Existing Sub-Advisory Agreements is an ongoing one. As a result, the Board’s consideration of such services, and the performance, fees, costs and other relevant factors was also based upon information provided and deliberations that occurred at other meetings throughout the year.

The Independent Directors received a memorandum from their counsel advising them of their responsibilities in connection with the review and approval of the Existing Sub-Advisory Agreements and the New Sub-Advisory Agreement, and summarizing the legal standards governing the review and approval of these Agreements. The Independent Directors reviewed these standards with their counsel during the course of the meetings, including how these standards should be applied to the review of information relating to sub-advisers under the Series Fund’s manager of managers structure. During the course of their deliberations, the Independent Directors had the opportunity to meet privately without representatives of Mason Street Advisors and the Sub-Advisers, and were represented throughout the process by legal counsel.

Continuation of the Advisory Agreement between the Series Fund and Mason Street Advisors

At its February 28, 2023 meeting, the Board, including the Independent Directors, unanimously approved the continuance of the Advisory Agreement with respect to each Series Fund Portfolio. In addition to the information presented by and about Mason Street Advisors during the course of that meeting, the materials provided to the directors in advance of the meeting included Mason Street Advisor’s Section 15(c) Report, which contained responses to the information request letter prepared by counsel to the Independent Directors requesting certain information from Mason Street Advisors designed to assist the directors in fulfilling their responsibilities when considering the continuation of the Advisory Agreement. Those materials also included an independent report prepared by Broadridge (“Broadridge Report”) for each of the Portfolios. The Broadridge Report provided details regarding the fees, expenses, and performance returns captured over a variety of measurement periods, as well as comparative information associated with a peer group for each Portfolio as selected by Broadridge based on the Portfolio’s investment style, characteristics and asset levels, and further customized to filter out funds with different share class characteristics and fund structures. (The Broadridge Report utilizes Morningstar fund classifications and data.) The Broadridge Report included an executive summary of the performance and expense information compiled by Broadridge to facilitate the directors’ review. The materials provided to the Independent Directors included a summary from the Mason Street Advisors’ Chief Compliance Officer (“CCO”) of Mason Street Advisors’ compliance program, as well as the CCO’s Annual Compliance Report summarizing the results of his review and assessment of the adequacy of Mason Street Advisors’ compliance program. In addition to the information presented at the February 28, 2023 meeting, the directors’ considerations were informed by the information regularly provided to them throughout the year regarding the Portfolios and Mason Street Advisors, their experience with and knowledge of the nature and quality of services provided by Mason Street Advisors to the Portfolios and their interactions with representatives of Mason Street Advisors and its affiliates.

The material factors and conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement include those discussed below. The directors evaluated the information they deemed relevant on a Portfolio-by-Portfolio basis. No one particular factor was identified as determinative, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors. Further, different directors may have placed greater weight on certain factors than did other directors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of Mason Street Advisors’ services, factors considered by the directors included Mason Street Advisors’ overall business, organization and management structure, and the tenure and experience of Mason Street Advisors’ investment personnel. The directors considered the performance

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

of each Portfolio over various time periods as presented at the February 28, 2023 meeting and at each of the quarterly meetings prior thereto.

Included as part of their review were the presentations and information provided by Mason Street Advisors regarding the services provided by Mason Street Advisors to the Portfolios. These services include the investment management services rendered by Mason Street Advisors’ portfolio managers in providing day-to-day portfolio management services for the Asset Allocation Portfolio and Balanced Portfolio. The directors considered the effectiveness of Mason Street Advisors’ portfolio managers in providing day-to-day portfolio management services for the foregoing Portfolios. The directors also considered the investment management, administrative and supervisory services related to Mason Street Advisors’ oversight, evaluation and ongoing monitoring of the various sub-advisers appointed to manage the majority of the Series Fund’s Portfolios. The directors considered the effectiveness and coverage of Mason Street Advisors supervisory oversight of the appointed sub-advisors, including its monitoring and assessment of sub-advisory investment performance, sub-advisory organizational and personnel developments, sub-advisory investment strategies and execution as well as Mason Street Advisors’ overall level of engagement with the sub-advisory investment teams.

The directors received and considered information about the functional realignment of MSA under Northwestern Mutual’s retail investment function that occurred in 2021 (the “Reorganization”), and the ongoing impacts of the Reorganization to MSA’s operations and personnel through 2021 and 2022. The directors also considered changes to senior leadership at MSA and the Series Fund that had resulted from the Reorganization as well as related changes to the MSA and Series Fund committee and oversight structure. The directors evaluated the impact of the Reorganization to the investment advisory services provided by MSA. The directors considered MSA’s use of certain dual officers shared with a retail investment affiliate, including one individual serving as MSA’s Chief Investment Officer and another individual serving in an investment officer capacity for MSA. The directors appreciated that the Reorganization had not changed the scope of administrative services provided by Northwestern Mutual for the Series Fund.

The directors recognized that in addition to the investment advisory services provided, Mason Street Advisors and its affiliates provided administrative services critical to the operation of the Portfolios and the servicing of the Series Fund’s investors. The risk management infrastructure implemented by Mason Street Advisors, the Series Fund’s compliance program and compliance infrastructure, and its various compliance policies and procedures, oversight of brokerage and trading, and succession planning were also considered by the directors.

Based on their review of these factors, and reflecting upon their experience with Mason Street Advisors’ services provided to the Portfolios, the Board concluded, as part of their overall evaluation of the Advisory Agreement, that they were satisfied with the nature, extent and quality of services provided by Mason Street Advisors with respect to each Portfolio, including the resources committed by Mason Street Advisors and its affiliates in providing those services, and the experience and capabilities of the personnel rendering such services.

Investment Performance. The directors considered the investment performance of each of the Portfolios over a variety of periods. The Broadridge Report assisted the Board in its evaluation of the performance of the Portfolios. In addition to considering performance for each Portfolio for both short- and long-term periods, the directors considered: (i) a comparison of each Portfolio’s one-, three-, and five-year performance to the returns of appropriate index benchmarks, and to the performance averages of each Portfolio’s respective Broadridge and Lipper fund group categories for the same periods; (ii) the Broadridge overall star rating and Lipper rating for each Portfolio; and (iii) the Broadridge and Lipper performance rankings for each Portfolio for the one-, three- and five-year time periods. The directors evaluated each Portfolio’s performance against these peer categories, industry benchmarks and indices. They viewed this information as providing an objective comparative measure against which they could assess the performance of the Portfolios. The directors were also presented with information from Mason Street Advisors regarding the relevant market conditions and other factors affecting the performance of each Portfolio. The directors evaluated a chart provided by Broadridge regarding each Portfolio’s net returns relative to net expenses for the five-year period ended December 31, 2022, which permitted the identification of those Portfolios scoring in the bottom half for performance returns on a comparative basis. The directors considered MSA’s views

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

with respect to performance challenges and expectations for the portfolios in the bottom half of the chart. The directors observed that the performance of a number of such underperforming Portfolios had recently improved.

In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. The directors gave weight to their ongoing discussions with senior management at Mason Street Advisors concerning Portfolio performance, as well as discussions among the Board, the Sub-Advisers and the portfolio managers of the Portfolios regarding investment strategies and Portfolio performance that occurred at meetings from time to time. While attentive to short-term performance and what it might indicate in the context of current developments in the economy and financial markets, the directors generally placed greater emphasis on longer-term performance.

In particular, the directors noted the longer-term performance returns of the Portfolios as reported by Broadridge, which indicated that 16 of the 27 Portfolios were ranked in the first or second quartile of their respective Broadridge category peer groups for the three- and five-year periods ended December 31, 2022.

Based on the Board’s review of investment performance over various periods, an analysis of the factors resulting in the performance of certain of the Portfolios, the Board concluded that, considering investment performance within the context of its overall determinations regarding the Advisory Agreement, it was satisfied with the relative investment performance of each Portfolio over time.

Management Fees and Other Expenses. The Broadridge Report assisted the Board in the evaluation of the relative expenses of the Portfolios. The directors reviewed a comparison of the management fees of the Portfolios and those of an independently selected peer group of mutual funds for each of the Portfolios. The directors further considered the expenses of each Portfolio and a comparison of those expenses with each Portfolio’s respective peer group and fund category group as a guide to help assess the reasonableness of each Portfolio’s advisory fees and net and total expense ratios. The Broadridge Report also included additional comparative information relating to other fee components, including costs relating to custodial services, shareholder reporting, audit expenses and advisory fees. The directors used the comparative data to help assess the reasonableness of each Portfolio’s advisory fee, although they acknowledged that it was difficult to make precise comparisons with other funds because of the differing manner in which service providers bundle the services they provide and the fees they charge.

In evaluating the level of management fees paid by each Portfolio, the directors considered the structure and size of the Portfolios, the fees paid by each Portfolio under the Advisory Agreement, the expense cap and fee waiver agreements in place for certain Portfolios, and the amounts waived or reimbursed by Mason Street Advisors under such agreements. In considering Mason Street Advisors’ management fees on a stand-alone basis, the directors took into consideration that the management fees compensated Mason Street Advisors for a broader range of services (both investment management and administrative services) than may be included under a typical investment management contract, and concluded that as a result of these additional services, viewing Mason Street Advisors’ management fees in light of Broadridge-reported averages might not provide the most accurate frame of reference for comparative purposes.

The directors also evaluated each Portfolio’s total operating expenses over various periods. The directors observed favorably that all of the Portfolios were ranked in Broadridge’s first or second quartile (meaning lowest expenses) for net total expenses within their respective category groups at December 31, 2022, with 22 of the Portfolios ranking in the first quartile.

Based on their review of the management fees and other expenses, the comparative data, the performance of each Portfolio, and other factors deemed relevant by the directors, the Board concluded that the management fees and total operating expenses of each of the Portfolios (as modified by the applicable expense waivers and fee caps) were reasonable in relation to the nature, scope and quality of advisory services provided by Mason Street Advisors and the performance of the Portfolios.

Costs and Profitability. The directors reviewed information provided by Mason Street Advisors regarding the profitability realized by Mason Street Advisors based upon its relationship with the Portfolios. The directors considered Mason Street

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

Advisors’ pricing methodology for its services as investment adviser. The directors considered Mason Street Advisors’ presentation to the directors regarding Mason Street Advisors’ revenues, expenses, income and profit margins allocable to its services to the Portfolios on an aggregate and a per Portfolio basis, and reviewed Mason Street Advisors’ allocation methodology with respect to its revenues and expenses. The profitability information presented for the directors’ consideration was supplemented by information regarding the range of expenses in each Portfolio’s respective Broadridge peer group and fund group category and the ranking of each Portfolio within the applicable peer group and fund group category. In connection with its review of the profitability of Mason Street Advisors’ services to the Portfolios, the directors considered services provided by affiliates of Mason Street Advisors.

The directors considered the allocation of fees as between Mason Street Advisors and each sub-adviser as well as applicable asset levels, breakpoints, total expenses and management fee waivers that are in place for those Portfolios. As part of the allocation of fees, the Board considered Mason Street Advisors’ increase in the advisory fee waiver for the Large Cap Blend Portfolio during 2022 and its decision for the upcoming year to increase the existing advisory fee waiver with respect to the Emerging Markets Equity Portfolio. The directors noted further MSA’s decision to retain all other existing advisory fee waivers and expense caps for an additional one year period.

The directors also received information on soft dollar arrangements and any other benefits to Mason Street Advisors or its affiliates arising from its relationship with the Portfolios, including (as applicable) the participation of fund families advised by certain sub-advisers to the Portfolios on the retail brokerage platform maintained by a brokerage affiliate of Mason Street Advisors, the participation of such fund families in a mutual fund partner program offered by such brokerage affiliate of Mason Street Advisors, and the payment of fees by the fund families based upon participation on the brokerage platform and the mutual fund partner program maintained by the brokerage affiliate of Mason Street Advisors.

The directors received information about MSA’s ongoing reliance on Rule 12d1-4 under the Investment Company Act of 1940, as amended, to operate each of the Asset Allocation and Balanced Portfolios as fund of funds on a going forward basis. The directors considered the full scope of services provided by MSA to the Asset Allocation and Balanced Portfolios (the “Allocation Portfolios”), and MSA’s view that the fees it received under the Advisory Agreement relating to the Allocation Portfolios were based on services that were in addition to and not duplicative of the services provided by any funds acquired by the Allocation Portfolios in reliance on Rule 12d1-4 (“acquired funds”). The directors considered that MSA has in place an advisory fee waiver agreement with respect to each of the Allocation Portfolios that results in an advisory fee that compensates MSA appropriately for the services provided to the Portfolios. Moreover, the directors were apprised that MSA had evaluated the complexity of the structure and fees and expenses associated with the Allocation Portfolios’ investments in acquired funds, and had found that the Allocation Portfolios’ fees and expenses did not duplicate the fees and expenses of any acquired fund, as required by Rule 12d1-4.

The directors recognized the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability, since such information generally is not publicly available and may be impacted by numerous factors specific to the investment adviser and its method of allocating revenues and expenses. Based on their review of the profitability provided for each Portfolio, the Board concluded that they were satisfied that Mason Street Advisors’ level of profitability arising from each Portfolio was not excessive.

Economies of Scale. The directors also considered whether each Portfolio’s expense structure permitted economies of scale to be shared with Portfolio investors. The directors considered that breakpoints are contained in the advisory fee schedules for 20 of the 27 Portfolios and further considered the extent to which the Portfolios may benefit from economies of scale through those breakpoints. The directors also considered Mason Street Advisors’ explanation of why breakpoints for the remaining Portfolios had not been established, including that those Portfolios were ranked the lowest or close to the lowest in terms of total expenses of each Portfolio’s respective peer group as determined by Broadridge or benefited from advisory fee waivers and/or expense limitation agreements put in place by Mason Street Advisors. Also considered was Mason Street Advisors’ commitment to continue to regularly work with the Board to evaluate the need for additional breakpoints or fee waivers as each Portfolio’s assets grow over time. Based on this information, the Board concluded that, within the context of

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

its overall determinations regarding the Advisory Agreement, each Portfolio’s fee structure reflected appropriate economies of scale for the benefit of Portfolio investors.

Continuation of the Sub-Advisory Agreements between Mason Street Advisors and Certain Sub-Advisers

At its February 28, 2023 and May 31, 2023 meetings, the Board, including the Independent Directors, unanimously approved the continuance of the Existing Sub-Advisory Agreements with respect to the related Sub-Advised Portfolios. At those meetings, the directors received a presentation from representatives of each Sub-Adviser involved in the management of the respective Sub-Advised Portfolios. In addition to the information presented by and about such Sub-Advisers during the course of those meetings, the directors also had each Sub-Adviser’s Section 15(c) Report, which contained responses to the information request letter prepared by counsel to the Independent Directors requesting certain information from the Sub-Advisers designed to assist the directors in fulfilling their responsibilities when considering the continuation of the Existing Sub-Advisory Agreements. The directors also had Mason Street Advisors’ Executive Summary and Overview of each Sub-Adviser and other materials prepared by Mason Street Advisors. The materials contained detailed information on organizational and management structures, client base, performance over multiple time periods, expenses, brokerage commissions, portfolio turnover, style consistency, key portfolio statistics and metrics, and other factors with respect to each of the Sub-Advised Portfolios. The materials also contained an analysis of the Sub-Advisers’ responses to the compliance questions contained in the Section 15(c) Report and the observations of the Series Fund’s Chief Compliance Officer regarding the compliance structure and practices of each Sub-Adviser. The directors also considered their experience with and knowledge of the nature and quality of the services provided by the Sub-Advisers and their ongoing discussions with representatives of Mason Street Advisors, its affiliates and each Sub-Adviser.

The material factors and conclusions that formed the basis for the Board’s approval of the continuance of each of the Existing Sub-Advisory Agreements include those discussed below. The directors evaluated a variety of information they deemed relevant on a Portfolio-by-Portfolio basis. No one particular factor was identified as determinative, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the Board. Further, different directors may have placed greater weight on certain factors than did other directors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of each Sub-Adviser’s services, the directors reviewed each Sub-Adviser’s financial strength and stability, assets under management and overall reputation. The directors evaluated the investment strategies employed by each Sub-Adviser, as well as the personnel providing such services with respect to the Sub-Advised Portfolio. In particular, the directors considered presentations given by the portfolio managers and how the Sub-Advised Portfolios were being positioned in the current market environment. The directors also considered Mason Street Advisors’ reports on due diligence visits and conference calls that had been conducted with the Sub-Advisers.

With respect to the Existing Sub-Advisory Agreements reviewed in February, the directors expressed continued confidence in Wellington’s ability as a sub-adviser. The directors noted that the Mid Cap Growth and Small Cap Growth Portfolios’ performance had improved. The directors additionally noted that Wellington was a strong, high-quality investment firm and had performed well over time. With respect to Northern Trust, the directors were satisfied with the performance of Northern Trust as sub-adviser for the Index 400 Stock and Index 600 Stock Portfolios. The directors expressed no concerns with either Sub-Adviser’s financial stability, financial strength or other firm level matters.

With respect to the Existing Sub-Advisory Agreements considered for continuance in May, the directors noted no concerns with overall financial strength or stability of any of the Sub-Advisers. The directors considered organizational changes that had occurred at abrdn with respect to the addition of a new Chief Investment Officer, a position that had previously been eliminated, and its impact on the Emerging Markets Equity Portfolio. The directors considered information from MFS concerning various personnel changes at the firm, including certain retirements and the transition to a regional Chief Investment Officer structure, and any impact those changes might cause to the management of the Research International Core Portfolio. With respect to Fiduciary, the directors considered the ongoing transition of firm leadership and portfolio management responsibilities.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

The directors also considered each Sub-Adviser’s investment philosophy and process and the scope of services provided by the Sub-Advisers. With respect to abrdn and FIAM, the directors considered the role that ESG factors played in the respective investment processes for the Emerging Markets Equity and International Growth Portfolios. Consideration was also given to the Sub-Advisers’ respective reputations and experience in providing investment management services and the performance of each Sub-Advised Portfolio. Based on their review of these factors, their discussions with the Sub-Advisers, and their experience with the services provided by the Sub-Advisers for the respective Sub-Advised Portfolios, the Board concluded, within the context of their overall determinations regarding the Sub-Advisory Agreements, that they were satisfied with the nature, extent and quality of services, and the resources committed by each Sub-Adviser in providing those services, and were satisfied with the experience and capabilities of the Sub-Advisers and the personnel associated with the Sub-Advised Portfolios.

Investment Performance. The directors reviewed the investment performance of each of the Sub-Advised Portfolios over multiple time periods. In addition to considering performance for each Sub-Advised Portfolio for both short- and long-term periods, the directors considered: (i) a comparison of each Sub-Advised Portfolio’s one-, three-, and five-year (as applicable) performance to the returns of appropriate industry benchmarks and indices, and to the performance averages of each Sub-Advised Portfolio’s respective Broadridge and Lipper fund group categories for the same periods; (ii) the Broadridge overall star rating and Lipper rating for each Sub-Advised Portfolio; and (iii) the Broadridge and Lipper performance rankings for each Sub-Advised Portfolio for the one-, three- and five-year time periods (as applicable). The directors evaluated each Sub-Advised Portfolio’s performance against these peer groups and industry benchmarks and indices and viewed this information as providing an objective comparative measure against which they could assess the performance of the Sub-Advised Portfolios. The directors also considered the performance of accounts managed in a similar manner by each of the Sub-Advisers and information from the Sub-Advisers regarding any significant differences in the performance of those accounts from that of the Sub-Advised Portfolios.

With respect to the Portfolios managed by Wellington, the directors considered information provided by Wellington about performance issues encountered in the health care sector. In that regard, the directors considered that Wellington had added two new analysts to the team covering healthcare stocks. The directors discussed the recent positive performance of the Small Cap Growth Stock, Mid Cap Growth Stock and Large Cap Core Stock Portfolios, noting that historically the Portfolios had performed well over a market cycle. With respect to Northern Trust, the directors noted that the initial performance achieved by Northern Trust for the Index 400 Stock and Index 600 Stock Portfolios had been strong.

The directors identified no concerns with respect to the overall performance of Portfolios sub-advised by abrdn, MFS or FIAM. The directors considered abrdn’s explanation of the impact of certain Russian and Chinese holdings on the 2021 calendar year and first quarter 2022 performance of the Emerging Markets Equity Portfolio. The directors additionally considered the recent performance improvement of the Portfolio in the latter half of 2022 and in the first quarter of 2023, and expressed optimism that the trend would continue. With respect to the Large Cap Blend Portfolio managed by Fiduciary, the directors discussed the positive performance in the short-term, while noting that its longer-term performance was not as positive.

In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. While attentive to short term performance and what it might indicate, the directors generally placed greater emphasis on longer-term performance. For the reasons set forth above, the Board concluded that, considering investment performance within the context of its overall determinations regarding the Sub-Advisory Agreements, it was satisfied with the relative investment performance of the Sub-Advised Portfolios.

Management Fees and Other Expenses. The directors evaluated the reasonableness of the management fees and total expenses paid by the Sub-Advised Portfolios under the Existing Sub-Advisory Agreements. The directors considered the fees paid by each Sub-Advised Portfolio. The directors also considered the sub-advisory fees paid by Mason Street Advisors out of its management fee, including a comparison of those fees with fees charged by the respective Sub-Advisers for similarly-managed accounts. In considering the level of management fees, the directors evaluated the size of the Sub-Advised

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

Portfolios, expenses assumed by Mason Street Advisors, and the existing expense limitation and/or fee waiver arrangements agreed to by Mason Street Advisors with respect to each Sub-Advised Portfolio (as applicable).

As part of their evaluation, the directors reviewed an independent analysis prepared by Broadridge of comparative expense data for each Sub-Advised Portfolio. Broadridge provided data as of December 31, 2022 comparing each Sub-Advised Portfolio’s net and total expenses with those of a peer group of funds utilized in connection with variable insurance products sharing a similar investment classification, objective and asset allocation, each as selected by Broadridge. The directors considered the comparative data as a guide to help assess the reasonableness of each Sub-Advised Portfolio’s net and total expense ratios. The directors considered that 8 of the 9 Sub-Advised Portfolios whose sub-advisory agreements were approved for renewal at the February and May meetings were ranked in Broadridge’s first quartile for total expenses for the period ended December 31, 2022. The directors considered that the remaining Sub-Advised Portfolio, the Large Cap Blend Portfolio, was in the second quartile for net total expenses, and that its sub-adviser, Fiduciary, would be replaced after a transitional period necessary for JPMIM to prepare take over as sub-adviser of the Portfolio.

The directors also reviewed the breakpoints contained in the advisory fee schedules for the Sub-Advised Portfolios. The directors took into consideration the advisory fee waiver and/or expense limitation agreements that were in place with respect to each of the Sub-Advised Portfolios whose sub-advisory agreement was approved for renewal, except for the Small Cap Growth Stock Portfolio, which ranked in the first quartile of its peer group for both net and total expenses (meaning lowest expenses).

Based on their review of the above information and other factors deemed relevant by the directors, the Board concluded that the management fees and total operating expenses of each of the Sub-Advised Portfolios were reasonable in relation to the nature, scope and quality of services provided and the performance of the Sub-Advised Portfolios.

Costs and Profitability. The directors reviewed information provided by Mason Street Advisors regarding the profitability realized by Mason Street Advisors from the Sub-Advised Portfolios. The directors considered Mason Street Advisors’ presentations to the directors regarding Mason Street Advisors’ revenues, expenses, income and profit margins allocable to its services to the Sub-Advised Portfolios on an aggregate and a per Portfolio basis, and Mason Street Advisors’ allocation methodology with respect to revenues and expenses. The profitability information presented for the directors’ consideration was supplemented by the aforementioned information regarding the expense-based rankings of each Sub-Advised Portfolio within the Portfolio’s respective Broadridge peer group category. The directors also considered the profitability information related to certain of the Sub-Advised Portfolios where such information had been provided. The directors recognized that sub-advisory fees were the result of arm’s-length negotiations between Mason Street Advisors and each Sub-Adviser. The directors also recognized that there are limitations inherent in allocating costs and calculating profitability for organizations such as the Sub-Advisers, and that it is difficult to make comparisons of profitability among investment advisers because comparative information is not generally publicly available and, when available, such information is developed using a variety of assumptions and factors. The directors concluded that they had received sufficient information to evaluate the Sub-Advisers’ costs and profitability.

The directors considered certain fall-out benefits that may be realized by Mason Street Advisors and its affiliates due to their relationship with the Sub-Advised Portfolios, including (as applicable) the participation of fund families advised by certain Sub-Advisers to the Sub-Advised Portfolios on the retail brokerage platform maintained by a brokerage affiliate of Mason Street Advisors, the participation of such fund families in a certain mutual fund partner program offered by such brokerage affiliate, and the payment of fees by the fund families based upon participation on the brokerage platform and the mutual fund partner program maintained by the brokerage affiliate of Mason Street Advisors. The directors also reviewed information concerning certain of the Sub-Advisers’ soft dollar arrangements and any other benefits to the Sub-Advisers arising from their relationships with the Sub-Advised Portfolios. Based on their review, the Board concluded, within the context of their overall determinations regarding the Existing Sub-Advisory Agreements, that they were satisfied that the fees paid by each of the Sub-Advised Portfolios, and the profits realized by Mason Street Advisors and the Sub-Advisers due to their relationship with the Sub-Advised Portfolios, were not excessive.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

Economies of Scale. The directors also considered whether each Sub-Advised Portfolio’s expense structure permitted economies of scale to be shared with such Portfolio’s investors. The directors considered the breakpoints contained in the advisory fee schedules for the Sub-Advised Portfolios and the extent to which the Sub-Advised Portfolios may benefit from economies of scale through those breakpoints. The directors also took into account the expense limitation arrangements in place for the International Growth, Research International Core, Emerging Markets Equity and Index 600 Stock Portfolios, and the fee waiver arrangements in place with respect to the Large Cap Core Stock, Mid Cap Growth Stock, International Growth, Research International Core, Emerging Markets Equity and Index 400 Stock Portfolios. The directors also considered the total assets and expense ratio of each Sub-Advised Portfolio. Based on this information, the Board concluded, within the context of its overall determinations regarding the Sub-Advisory Agreements, that each Sub-Advised Portfolio’s fee structure reflected appropriate economies of scale for the benefit of such Portfolio’s investors.

Other Information. The directors were presented with other information to assist them in their consideration of the continuation of the Advisory Agreement and the Existing Sub-Advisory Agreements, including information about the services provided by affiliates of Mason Street Advisors to the Portfolios and information regarding Mason Street Advisors’ and the Sub-Advisers’ brokerage practices and commissions. The directors took into consideration reports from Mason Street Advisors on its review of the respective compliance programs of the Sub-Advisers, including any recent compliance exceptions noted and the applicable Sub-Adviser’s response. Also considered were key affiliations and business relationships between the Sub-Advisers and their affiliates and Mason Street Advisors’ parent company and affiliates. Their review further included information relating to each Sub-Adviser’s risk management infrastructure, pending or recent litigation or regulatory actions to which a Sub-Adviser or its affiliates may have been a party, and the applicable Sub-Adviser’s responses to those actions. The directors also considered information regarding each Sub-Adviser’s code of ethics, approach to portfolio manager compensation, and succession planning, as well as information supplied by the Sub-Advisers related to their cybersecurity programs and business continuity plans, and other matters they deemed relevant.

Conclusions of the Directors. Based on a consideration of the foregoing, the Board, including the Independent Directors, and assisted by the advice of legal counsel independent of Mason Street Advisors, in the exercise of their reasonable business judgment, concluded that the terms of the Advisory Agreement and the Existing Sub-Advisory Agreements were fair and reasonable and approved the continuation of each Agreement for another year as being in the best interests of each Portfolio.

Approval of New Sub-Advisory Agreement

At the May 31, 2023 meeting, the Board, including the Independent Directors, unanimously approved the New Sub-Advisory Agreement between Mason Street Advisors and JPMIM, pursuant to which JPMIM was appointed to serve as sub-adviser to the Large Cap Blend Portfolio, effective on or about July 31, 2023. (The Large Cap Blend Portfolio is hereinafter referred to as the “Portfolio.”)

The Board’s decision to hire JPMIM as sub-adviser for the Portfolio was reached after extensive research and qualitative and quantitative analysis of numerous candidate firms and their respective organizational structure, investment processes and long-term performance records.

The material factors and conclusions that formed the basis for the Board’s determination to approve the New Sub-Advisory Agreement includes those discussed below. In addition to the information provided to them in anticipation of and at the May 2023 Board meeting, the directors considered the in-person presentation of JPMIM related to the Portfolio at a meeting of the Investment Oversight Committee of the Board held on May 31, 2023, and JPMIM’s responses to the directors’ questions during its presentation session at the Investment Oversight Committee meeting.

The process that culminated with the directors determining to engage JPMIM as the replacement investment sub-adviser for the Portfolio had been initiated by the Board of Directors several months earlier. At its February 2023 meeting, the Board was presented with a list of qualifying sub-advisory firms for the mandate, along with a detailed review of the assessment criteria and comparative information regarding each of the candidates. The directors evaluated a compilation of information with respect to each of the candidates for the Portfolio mandate, including historical performance returns over multiple periods

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

compared with applicable benchmark returns and peer group performance returns for similar periods. The directors also reviewed performance characteristics (including excess return, information ratio, beta and standard deviation data), portfolio characteristics (including cash levels, holdings, market cap and portfolio turnover data), a summary of the investment strategy, philosophy and process, and portfolio management team credentials and experience, and the strengths and key points of differentiation for each firm in the candidate pool. Based upon a review of the list of qualified sub-advisers, and an evaluation and assessment of the comparative information provided regarding the candidates, the directors narrowed down the list of candidates to two final candidates for the Portfolio mandate.

With respect to the final candidates for the Portfolio mandate that were reviewed and considered at the Board’s May 2023 meeting, background information and assessment data used to evaluate, compare and contrast the potential candidates for the mandate was extensive. The information compiled for purposes of facilitating the Board’s review of the candidates was a combination of independent assessment data developed by Mason Street Advisors as well as data provided by the candidates, which was formatted in a manner to permit the Board to effectively conduct its due diligence review of the information and engage in a thorough comparative analysis. Among other factors, the Board considered details of each candidate’s investment performance and risk/return profiles over various time periods, peer group ratings and rankings, representative holdings, key points of differentiation and competitive advantages, portfolio characteristics, mandate assets under management, investment personnel, processes and strategies, proposed sub-advisory fees and breakpoints, the impact on Mason Street Advisors’ profitability, and other operational and enterprise issues.

Also considered were reports received from Mason Street Advisors regarding its due diligence visits with each candidate for the Portfolio, including JPMIM. The due diligence reports were based on the candidates’ responses to the requests for proposals as well as interviews with compliance and/or legal representatives of each candidate. The reports included information about each candidate’s compliance structure, compliance policies and procedures, brokerage practices and use of soft dollars, trading policies and procedures, codes of ethics and proxy voting procedures, recent SEC exams, pricing practices, information about material business relationships with Northwestern Mutual, if any, and other matters. The directors also had available for consideration each candidate’s responses to the investment, compliance and operations sections of the requests for proposals. In addition to the written materials that were provided, the directors considered in-person interviews with each candidate to have been of particular assistance in gaining an understanding of the candidates’ investment philosophies and portfolio construction processes and the background and experience of each candidate’s key investment personnel. No one particular factor was identified as controlling, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the Board.

Nature, Extent and Quality of Services. The directors evaluated the nature, scope, extent and quality of services to be provided by JPMIM with respect to the Portfolio. The directors considered information developed from the extensive process utilized to identify qualified sub-advisers for the Portfolio, as well as the analysis and assessment provided by Mason Street Advisors with respect to the sub-advisory candidates. The directors also considered the depth of experience of JPMIM in managing accounts, including particularly its well-established business in serving as a sub-adviser to accounts for third-party mutual funds, using investment strategies similar to those employed for the Portfolio. The directors’ consideration included information about JPMIM’s organization and ownership structure, and the tenure, experience and performance of the firm’s investment management team, including particularly the qualifications and experience of the investment personnel who would be providing services to the Portfolio.

The directors considered Mason Street Advisors’ positive assessment of JPMIM, based upon the strength of the investment processes in place at the firm. The directors considered the substantial resources in place at JPMIM and the size and breadth of its investment business. The directors noted favorably the well-developed compliance structure that was operating at JPMIM. JPMIM was also noted as being a recognized brand with a positive reputation which would be well received by the Northwestern Mutual field force.

The directors cited favorably the clarity of the firm’s investment strategy and the portfolio management model employed by JPMIM. The directors also cited favorably the significant experience of the members of the firm’s investment analyst team. The directors cited JPMIM’s positive longer-term performance record, and favorable comparative performance figures versus

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

peers. The directors also considered Masons Street Advisors’ positive assessment of the firm’s investment team and the substantial experience of the portfolio managers.

The directors considered the different investment approaches utilized by each of the candidates, and the positive and negative considerations of each. The directors also took into consideration the suitability of each candidate’s respective investment mandate with respect to Northwestern Mutual’s variable products. Finally, the directors took into consideration JPMIM’s general reputation and the strength of the investment-related resources available to be committed in managing the Portfolio. Based on their review of these factors and other factors deemed relevant, the Board concluded that they were satisfied with the nature, extent and quality of the services to be provided by JPMIM with respect to the Portfolio, and the resources to be committed by JPMIM in providing such services.

Investment Performance. As a newly appointed sub-adviser, the directors could not consider JPMIM’s investment performance in managing the Portfolio as a factor in evaluating the New Sub-Advisory Agreement, but did consider JPMIM’s performance record for a composite of other accounts, including mutual fund accounts, with investment objectives, investment policies and strategies substantially similar to the Portfolio. The directors considered performance returns (including performance analytics reports evaluating, among other things, standard deviation, information ratio and tracking errors) for these similar accounts for both short- and long-term periods. The directors also evaluated the similar accounts’ relative performance versus the appropriate index and considered independent Morningstar rankings and ratings of the candidates to provide an objective comparative benchmark against which they could assess the experience and ability of the candidates in managing similar accounts. The directors also took into consideration information presented regarding the composition of portfolio managed by the candidates in a mandate similar to the Portfolio, including (as applicable) sector and industry weightings, number of holdings, portfolio turnover, total firm ownership, and top ten holdings percentage, among other things.

Management Fees and Other Expenses. In evaluating the management fees paid by the Portfolio, the directors considered the contractual fees and applicable breakpoints paid by the Portfolio under the Advisory Agreement between Mason Street Advisors and the Series Fund with respect to the Portfolio. The directors also considered the sub-advisory fees and applicable breakpoints to be paid by Mason Street Advisors to JPMIM for services provided to the Portfolio out of its management fee. The directors also separately considered the proposed allocation between Mason Street Advisors and JPMIM of the Portfolio’s investment advisory fee (i.e., the amount of the advisory fee retained by Mason Street Advisors relative to that paid to JPMIM as a sub-advisory fee). They determined that the allocation in each case was reasonable in light of the nature, scope and quality of services to be provided and was the product of an arm’s length negotiation between Mason Street Advisors and JPMIM. In evaluating JPMIM’s proposed fees relative to the Portfolio, the directors considered information relating to amounts JPMIM charged under other advisory contracts involving similar investment mandates.

The directors considered the existing structure, size, and total operating expenses of the Portfolio. They also considered existing expense limitation agreements in place for the Portfolio as well as the advisory fee waiver arrangements that were in place.

Based on their review of the management and other expenses, comparative data and other factors deemed relevant by the directors, the Board concluded that the management fees, proposed sub-advisory fees and total operating expenses of the Portfolio were reasonable in relation to the nature, scope and quality of the services to be provided and the experience of JPMIM.

Costs and Profitability. The directors considered Mason Street Advisors’ pricing methodology for its services as investment adviser for the products of which the Portfolios are an investment option. Also considered was the financial condition of Mason Street Advisors and information concerning Mason Street Advisors’ costs and profitability with respect to its relationship with the Portfolio in general as well as in light of the sub-advisory fees negotiated with JPMIM for the Portfolio. Mason Street Advisors provided comparative information regarding the proposed sub-advisory fees of each of the candidates, and projections regarding Mason Street Advisors’ advisory fee spread. Mason Street Advisors also provided a profitability analysis for the Portfolio based on certain assumptions and metrics. In connection with its review of the profitability of Mason Street Advisors’ services to the Portfolio, the directors also considered services provided by affiliates of Mason Street Advisors.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

The directors recognized that there are limitations inherent in allocating costs and calculating profitability for an organization such as Mason Street Advisors, and that it is difficult to make comparisons of profitability among investment advisers and clients because comparative information is not generally publicly available and, when available, such information has been developed using a variety of assumptions and other factors. Based on their review of the profitability analysis for each of the Portfolio, the Board concluded that they were satisfied that Mason Street Advisors’ level of profitability from its relationship with the Portfolio was not excessive.

Economies of Scale. The directors considered whether the expense structure of the Portfolio permitted economies of scale to be shared with investors in the Portfolio. They also took into consideration the total assets and expense ratios of the Portfolio. The directors considered the breakpoints contained in the management fee schedules applicable to the Portfolio, as well as the breakpoints contained in the proposed sub-advisory fee schedules negotiated with the final candidates for the Portfolio, and the extent to which the Portfolio may benefit from economies of scale through those breakpoints. The directors also considered the expense limitation and fee waiver agreements in place for the Portfolio. Based on this information, the Board concluded that the fee structure for the Portfolio reflected appropriate economies of scale between the Portfolio and Mason Street Advisors.

Other Information. The directors were presented with other information intended to assist them in their consideration of the approval of the New Sub-Advisory Agreement, including information regarding JPMIM’s risk management structure, any pending or recent litigation or regulatory actions to which JPMIM or its affiliates may have been a party, and responses to those actions. The directors also received information regarding JPMIM’s cybersecurity program and business continuity plan, as well as information regarding portfolio manager compensation practices as they may apply to those portfolio managers proposed to provide services to the Portfolio.

Conclusions of the Directors. Based on a consideration of all information deemed relevant in its totality, the Board, including the Independent Directors, and assisted by the advice of legal counsel independent of Mason Street Advisors, in the exercise of its business judgment concluded that it was in the best interest of the Portfolio to approve the New Sub-Advisory Agreement between Mason Street Advisors and JPMIM.

(b)	Not applicable.

Item 2.	Code of Ethics

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants

Not applicable to semi-annual reports.

Item 6.	Investments

Full Schedule of Investments is included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.	Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized, and reported timely.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1) Not applicable.

(a)(2) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit

EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as exhibit EX-99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Paul A. Mikelson
Paul A. Mikelson, President

Date:	August 17, 2023

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul A. Mikelson
Paul A. Mikelson, President

Date:	August 17, 2023

By:	/s/ Matthew P. Sullivan
Matthew P. Sullivan, Vice President,
Chief Financial Officer and Treasurer

Date:	August 17, 2023